MassMutual Total Return Bond Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 102.6%

BANK LOANS — 1.3%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750%
8.085% VRN 8/24/28	$204,935	$205,235
Beverages — 0.1%
City Brewing Co. LLC
Closing Date Term Loan, 3 mo. USD Term SOFR + 3.500%
9.090% VRN 4/05/28	244,994	161,899
2024 First Lien Second Out PIK TL, 1 mo. USD Term SOFR + 3.500%
10.590% VRN 4/05/28	41,380	32,690
Naked Juice LLC
Term Loan, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%
8.685% - 8.694% VRN 1/24/29	386,201	357,537
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
11.435% VRN 1/24/30	68,440	54,600
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.846% VRN 3/31/28	67,385	67,385
		674,111
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 8/18/28	166,607	165,774
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
7.944% VRN 5/06/27	44,880	44,319
		210,093
Commercial Services — 0.1%
Element Materials Technology Group US Holdings Inc.
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.250%
9.685% VRN 7/06/29	22,036	22,101
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.250%
9.685% VRN 7/06/29	47,745	47,884
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.335% VRN 1/31/31	166,159	166,136
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 12/15/28	102,239	102,063
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.600% VRN 3/04/28	227,442	192,757
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.750%
7.094% VRN 6/24/31	24,003	23,937

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 Term Loan B7, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 12/01/28	$81,114	$81,070
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.444% VRN 11/02/27	56,318	54,178
		690,126
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.458% VRN 1/29/27	68,098	68,184
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 2/01/28	218,214	218,122
		286,306
Cosmetics & Personal Care — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.000%
7.458% VRN 7/03/28	79,545	79,728
Distribution & Wholesale — 0.0%
Patriot Container Corp., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 3/20/25	34,282	33,308
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000%
7.339% VRN 6/22/28	146,745	146,883
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.085% VRN 4/09/27	138,786	138,612
Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.958% VRN 1/26/28	133,776	133,593
		419,088
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
9.835% VRN 2/15/31	92,739	93,070
Entertainment — 0.1%
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750%
8.097% VRN 2/06/31	163,359	163,205
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000%
7.444% VRN 3/17/28	98,725	98,848
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.194% VRN 5/03/29	52,136	52,158
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750%
8.208% VRN 5/18/25	216,045	216,199
		530,410

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.0%
Clean Harbors, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 1.750%
7.208% VRN 10/08/28	$160,942	$161,579
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 10/01/25	17,178	16,266
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD Term SOFR + 2.250%
7.694% VRN 1/29/27	81,488	81,402
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
10.094% VRN 5/01/31	141,308	141,308
		238,976
Health Care - Products — 0.1%
Bausch & Lomb Corp., Term Loan, 1 mo. USD Term SOFR + 3.250%
8.689% VRN 5/10/27	153,341	151,577
Carestream Dental Equipment, Inc.
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.708% VRN 9/01/24	135,410	116,452
2021 Term Loan, 1 mo. USD Term SOFR + 4.500%
9.944% VRN 9/01/24	41,358	34,017
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 10/23/28	93,495	93,621
		395,667
Health Care - Services — 0.1%
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.085% VRN 6/20/31	322,158	314,105
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.085% VRN 9/27/30	85,405	85,278
		399,383
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.329% VRN 7/31/28	97,121	97,237
Insurance — 0.1%
Acrisure LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.000%
8.344% VRN 2/15/27	218,163	218,163
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 2/19/28	433,980	433,407
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.708% VRN 12/23/26	285,210	282,595
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
9.444% VRN 8/19/28	130,417	128,827
		1,062,992
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.694% VRN 12/06/27	63,923	61,066

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Buzz Finco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.194% VRN 1/29/27	$61,772	$61,746
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500%
6.944% VRN 9/10/27	184,486	184,198
Magnite, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%, 6 mo. USD Term SOFR + 4.500%
9.596% - 9.844% VRN 2/06/31	37,386	37,495
Match Group, Inc., 2020 Term Loan B, 3 mo. USD Term SOFR + 1.750%
7.244% VRN 2/13/27	27,175	27,107
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.594% VRN 5/03/28	44,037	43,964
Research Now Group, Inc., 2017 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.500%
11.068% VRN 12/20/24	72,546	53,845
		469,421
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD Term SOFR + 1.750%
7.052% VRN 2/01/27	95,489	95,351
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 2.500%
7.943% VRN 4/15/27	112,193	92,980
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
7.443% VRN 4/30/28	65,220	61,946
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
7.943% VRN 1/31/28	129,989	124,109
		374,386
Packaging & Containers — 0.1%
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750%
7.191% VRN 7/01/29	568,795	568,960
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.435% VRN 10/01/27	219,318	212,098
Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 5/05/28	302,373	302,373
		514,471
Real Estate Investment Trusts (REITS) — 0.0%
Invitation Homes Operating Partnership LP, 2020 Term Loan A, 1 mo. USD Term SOFR + 1.000%
6.444% VRN 1/31/25	83,792	83,007
Retail — 0.0%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
7.094% VRN 9/20/30	140,636	140,131
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.196% VRN 3/15/28	100,094	99,950

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whatabrands LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 8/03/28	$64,838	$64,821
		304,902
Software — 0.1%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 2/15/29	37,910	37,744
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.585% VRN 7/06/29	100,000	98,488
DTI Holdco, Inc., 2022 Term Loan, 1 mo. USD Term SOFR + 4.750%
10.094% VRN 4/26/29	22,676	22,745
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.097% VRN 8/14/25	204,042	195,540
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 1/31/31	68,815	68,442
Renaissance Holding Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.597% VRN 4/05/30	81,551	81,436
		504,395
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%
10.829% VRN 8/15/28	85,069	62,243
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000%
9.335% VRN 12/17/27	74,425	74,448
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 10/08/27	155,774	155,502
SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.350% VRN 1/25/31	230,689	230,834
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 3/09/27	283,790	246,307
		769,334

TOTAL BANK LOANS (Cost $9,248,549)		9,166,185

CORPORATE DEBT — 17.7%
Aerospace & Defense — 0.2%
Boeing Co.
5.805% 5/01/50	860,000	775,032
6.528% 5/01/34 (a)	405,000	414,679
		1,189,711
Agriculture — 0.3%
BAT Capital Corp.
5.650% 3/16/52	495,000	441,941
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	50,000	46,308
6.125% 7/27/27 (a)	690,000	701,973

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Philip Morris International, Inc.
1.450% 8/01/39 EUR (b)	$255,000	$182,099
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,069,904
		2,442,225
Banks — 4.9%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31	120,000	98,173
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29	2,270,000	2,013,817
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28	2,311,000	2,156,947
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31	290,000	250,739
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	2,564,000	2,471,275
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	920,000	879,651
Citigroup, Inc.
1 day USD SOFR + 0.770% 1.462% VRN 6/09/27	50,000	46,341
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	325,000	270,841
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30	500,000	445,332
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33	470,000	399,222
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	2,295,000	2,141,452
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27	485,000	445,450
1 day USD SOFR + 0.913% 1.948% VRN 10/21/27	1,550,000	1,431,318
1 day USD SOFR + 0.486% 5.844% FRN 10/21/24	895,000	895,099
HSBC Holdings PLC
1 day USD SOFR + 1.732% 2.013% VRN 9/22/28	155,000	139,201
1 day USD SOFR + 1.929% 2.099% VRN 6/04/26	1,480,000	1,430,865
1 day USD SOFR + 1.285% 2.206% VRN 8/17/29	265,000	232,952
JP Morgan Chase & Co.
1 day USD SOFR + 0.605% 1.561% VRN 12/10/25	1,890,000	1,854,871
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27	1,320,000	1,231,835
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	885,000	787,258
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32	190,000	158,210
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	525,000	443,410
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	540,000	477,786
3 mo. USD Term SOFR + 1.382% 4.005% VRN 4/23/29	410,000	392,026
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30	315,000	312,584
Lloyds Banking Group PLC
1 yr. CMT + 0.850% 1.627% VRN 5/11/27	315,000	292,619
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	25,000	23,518
1 yr. CMT + 3.500% 3.870% VRN 7/09/25	415,000	414,811
Morgan Stanley
1 day USD SOFR + 0.560% 1.164% VRN 10/21/25	2,885,000	2,843,339
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27	910,000	848,357
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32	290,000	236,903
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35	130,000	130,698
1 day USD SOFR Index + 2.140% 6.037% VRN 10/28/33	855,000	880,880
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	130,000	141,683
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	295,000	280,750
1 day USD SOFR + 0.989% 1.673% VRN 6/14/27	340,000	314,308
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28	285,000	262,932
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	935,000	886,416
1 day USD SOFR + 2.260% 5.836% VRN 6/12/34	80,000	81,112
1 day USD SOFR + 2.090% 5.850% VRN 10/21/33	585,000	594,105
Wells Fargo & Co.

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28	$1,280,000	$1,178,865
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	1,400,000	1,214,088
1 day USD SOFR + 1.510% 3.526% VRN 3/24/28	1,055,000	1,006,309
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33	795,000	764,682
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	1,075,000	1,084,753
		34,887,783
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	85,000	75,891
2.300% 11/01/30 (a)	1,860,000	1,550,738
3.268% 11/15/40 (a)	350,000	247,486
4.375% 6/01/47	230,000	177,125
		2,051,240
Commercial Services — 0.1%
Adtalem Global Education, Inc.
5.500% 3/01/28 (a)	185,000	177,952
Global Payments, Inc.
4.875% 3/17/31 EUR (b)	370,000	409,229
Worldline SA
4.125% 9/12/28 EUR (a) (b)	400,000	424,642
		1,011,823
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% 10/29/28	640,000	581,613
Air Lease Corp.
3.250% 3/01/25	950,000	933,236
5.850% 12/15/27	505,000	511,320
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	859,000	772,596
2.875% 2/15/25 (a)	45,000	44,086
4.375% 5/01/26 (a)	815,000	792,781
Discover Financial Services
3.950% 11/06/24	150,000	149,037
		3,784,669
Electric — 2.0%
Amprion GmbH
0.625% 9/23/33 EUR (a) (b)	100,000	81,330
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	542,083
Duke Energy Corp.
3.750% 4/01/31 EUR (b)	705,000	744,639
Duke Energy Florida LLC
5.875% 11/15/33	195,000	202,727
Duke Energy Progress LLC
5.100% 3/15/34	495,000	490,915
5.250% 3/15/33	875,000	872,383
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,228,567
Eversource Energy
4.600% 7/01/27	735,000	719,758
5.950% 2/01/29	835,000	853,289

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FirstEnergy Pennsylvania Electric Co.
4.000% 4/15/25 (a)	$985,000	$969,309
FirstEnergy Transmission LLC
2.866% 9/15/28 (a)	1,401,000	1,279,452
MidAmerican Energy Co.
4.400% 10/15/44	1,000,000	849,531
MVM Energetika Zrt
6.500% 3/13/31 (a)	250,000	250,703
Public Service Co. of Colorado
5.250% 4/01/53	770,000	703,623
Southwestern Electric Power Co.
3.250% 11/01/51	425,000	267,416
5.300% 4/01/33	1,400,000	1,356,431
TenneT Holding BV
2.750% 5/17/42 EUR (a) (b)	515,000	479,431
4.500% 10/28/34 EUR (a) (b)	325,000	370,885
4.750% 10/28/42 EUR (a) (b)	185,000	215,352
Wisconsin Power & Light Co.
4.950% 4/01/33	1,535,000	1,485,200
		13,963,024
Electronics — 0.1%
Honeywell International, Inc.
3.750% 3/01/36 EUR (b)	545,000	573,977
4.125% 11/02/34 EUR (b)	205,000	224,257
		798,234
Engineering & Construction — 0.0%
Artera Services LLC
8.500% 2/15/31 (a)	195,000	200,752
Entertainment — 0.5%
Everi Holdings, Inc.
5.000% 7/15/29 (a)	85,000	83,620
Warnermedia Holdings, Inc.
5.050% 3/15/42	1,760,000	1,431,600
5.141% 3/15/52	3,001,000	2,336,603
		3,851,823
Environmental Controls — 0.0%
Waste Pro USA, Inc.
5.500% 2/15/26 (a)	172,000	169,628
Food — 0.4%
ELO SACA
6.000% 3/22/29 EUR (a) (b)	600,000	630,875
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500% 12/01/52	900,000	901,818
6.750% 3/15/34 (a)	1,073,000	1,137,496
Pilgrim's Pride Corp.
3.500% 3/01/32 (a)	500,000	425,220
		3,095,409
Gas — 0.4%
East Ohio Gas Co.
2.000% 6/15/30 (a)	995,000	824,442

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KeySpan Gas East Corp.
5.819% 4/01/41 (a)	$1,337,000	$1,281,749
National Gas Transmission PLC
4.250% 4/05/30 EUR (a) (b)	375,000	408,381
		2,514,572
Health Care - Products — 0.1%
Embecta Corp.
5.000% 2/15/30 (a)	64,000	52,705
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (b)	300,000	315,191
		367,896
Health Care - Services — 0.6%
Aetna, Inc.
3.500% 11/15/24	500,000	495,936
Catalent Pharma Solutions, Inc.
3.500% 4/01/30 (a)	380,000	363,769
CommonSpirit Health
3.347% 10/01/29	65,000	59,664
HCA, Inc.
5.125% 6/15/39	650,000	602,087
5.250% 4/15/25	644,000	640,966
5.375% 9/01/26	590,000	588,528
Kedrion SpA
6.500% 9/01/29 (a)	565,000	516,622
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (a)	853,000	601,102
ModivCare, Inc.
5.875% 11/15/25 (a)	150,000	152,204
		4,020,878
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,397
Spectrum Brands, Inc.
3.875% 3/15/31 (a) (c)	61,000	50,979
		72,376
Insurance — 1.3%
Athene Global Funding
1.985% 8/19/28 (a)	1,185,000	1,031,510
3.205% 3/08/27 (a)	445,000	415,479
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%
6.151% VRN 11/01/53 (a)	350,000	314,977
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (a)	3,290,000	2,763,600
Metropolitan Life Global Funding I
5.150% 3/28/33 (a)	480,000	474,038
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (a)	4,000,000	3,982,077
		8,981,681

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30 (a)	$620,000	$616,872
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	930,000	920,175
Machinery - Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (a)	250,000	112,500
Media — 1.1%
Cable One, Inc.
4.000% 11/15/30 (a) (c)	1,085,000	809,789
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (a)	80,000	69,290
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	1,335,000	811,803
3.750% 2/15/28	500,000	464,707
3.900% 6/01/52	1,289,000	808,315
4.800% 3/01/50	375,000	275,095
4.908% 7/23/25	255,000	252,523
5.375% 4/01/38	5,000	4,354
5.375% 5/01/47	180,000	143,803
5.750% 4/01/48	1,088,000	909,619
CSC Holdings LLC
5.375% 2/01/28 (a)	100,000	75,977
5.750% 1/15/30 (a)	124,000	46,803
6.500% 2/01/29 (a)	1,067,000	778,784
7.500% 4/01/28 (a)	80,000	42,457
11.250% 5/15/28 (a)	200,000	174,177
11.750% 1/31/29 (a)	212,000	180,805
Time Warner Cable LLC
5.500% 9/01/41	875,000	728,687
5.875% 11/15/40	360,000	312,361
VZ Secured Financing BV
5.000% 1/15/32 (a)	970,000	827,091
		7,716,440
Mining — 0.0%
Corp. Nacional del Cobre de Chile
5.125% 2/02/33 (a)	200,000	190,427
Oil & Gas — 0.2%
Ecopetrol SA
8.875% 1/13/33	100,000	103,276
KazMunayGas National Co. JSC
4.750% 4/19/27 (a)	200,000	193,430
Occidental Petroleum Corp.
0.000% 10/10/36	115,000	61,900
4.500% 7/15/44	400,000	307,072
Pertamina Persero PT
3.100% 8/27/30 (a)	675,000	594,878
Petroleos Mexicanos
6.625% 6/15/35	700,000	532,218
		1,792,774

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (a) (c)	$120,000	$104,156
5.250% 8/15/27 (a)	900,000	558,290
Berry Global, Inc.
1.650% 1/15/27	85,000	77,410
4.875% 7/15/26 (a)	273,000	268,055
5.500% 4/15/28	310,000	309,345
5.650% 1/15/34 (a)	570,000	556,724
Sealed Air Corp.
1.573% 10/15/26 (a)	1,200,000	1,092,623
		2,966,603
Pharmaceuticals — 0.8%
1375209 BC Ltd.
9.000% 1/30/28 (a) (c)	541,000	520,213
Bayer US Finance II LLC
4.375% 12/15/28 (a)	2,416,000	2,294,352
4.625% 6/25/38 (a)	1,310,000	1,100,782
Bayer US Finance LLC
6.875% 11/21/53 (a)	865,000	888,643
Grifols SA
3.875% 10/15/28 EUR (a) (b)	630,000	553,253
Johnson & Johnson
3.550% 6/01/44 EUR (b)	200,000	212,641
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (b)	420,000	438,526
		6,008,410
Pipelines — 0.2%
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (a)	65,000	66,425
Energy Transfer LP
4.950% 6/15/28	1,131,000	1,116,057
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (a)	324,160	277,958
TransCanada PipeLines Ltd.
5.850% 3/15/36	50,000	50,334
		1,510,774
Real Estate — 0.3%
Annington Funding PLC
2.308% 10/06/32 GBP (a) (b)	220,000	214,065
3.184% 7/12/29 GBP (a) (b)	200,000	223,870
3.685% 7/12/34 GBP (a) (b)	200,000	209,465
Blackstone Property Partners Europe Holdings SARL
1.000% 5/04/28 EUR (a) (b)	225,000	212,119
1.625% 4/20/30 EUR (a) (b)	500,000	456,500
1.750% 3/12/29 EUR (a) (b)	350,000	330,464
LEG Immobilien SE
1.500% 1/17/34 EUR (a) (b)	100,000	83,816
Vonovia SE
0.750% 9/01/32 EUR (a) (b)	400,000	329,567
2.250% 4/07/30 EUR (a) (b)	100,000	97,359
		2,157,225

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 2.0%
American Assets Trust LP
3.375% 2/01/31	$865,000	$708,712
American Homes 4 Rent LP
3.625% 4/15/32	862,000	753,636
4.300% 4/15/52	350,000	271,294
American Tower Corp.
1.000% 1/15/32 EUR (b)	100,000	86,366
2.300% 9/15/31	1,050,000	856,654
2.700% 4/15/31	195,000	164,918
Crown Castle, Inc.
2.100% 4/01/31	1,277,000	1,034,149
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (a) (b)	1,050,000	884,112
DOC DR LLC
4.300% 3/15/27	105,000	102,727
Extra Space Storage LP
2.400% 10/15/31	1,040,000	854,457
3.900% 4/01/29	670,000	630,840
GLP Capital LP/GLP Financing II, Inc.
3.250% 1/15/32	584,000	490,760
4.000% 1/15/31	380,000	340,687
5.375% 4/15/26	715,000	709,162
Healthcare Realty Holdings LP
2.050% 3/15/31	106,000	82,022
2.400% 3/15/30	615,000	506,815
3.100% 2/15/30	700,000	612,107
3.625% 1/15/28	157,000	145,105
Hudson Pacific Properties LP
3.250% 1/15/30	240,000	165,766
4.650% 4/01/29 (c)	1,295,000	997,325
5.950% 2/15/28	15,000	12,750
Invitation Homes Operating Partnership LP
2.000% 8/15/31	1,084,000	860,636
4.150% 4/15/32	125,000	114,034
5.500% 8/15/33	221,000	217,873
LXP Industrial Trust
6.750% 11/15/28	230,000	238,526
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (b)	710,000	744,704
Realty Income Corp.
5.125% 7/06/34 EUR (b)	685,000	790,388
VICI Properties LP
4.950% 2/15/30	135,000	130,240
5.125% 5/15/32	303,000	288,679
5.625% 5/15/52	73,000	65,726
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (a)	190,000	175,621
4.125% 8/15/30 (a)	50,000	45,473
4.500% 1/15/28 (a)	135,000	129,884
4.625% 6/15/25 (a)	40,000	39,477
5.750% 2/01/27 (a)	10,000	10,000
		14,261,625
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (a)	455,000	418,622

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Michaels Cos., Inc.
5.250% 5/01/28 (a)	$556,000	$444,798
7.875% 5/01/29 (a)	339,000	217,533
		1,080,953
Savings & Loans — 0.1%
Nationwide Building Society 1 day USD SOFR + 1.290%
2.972% VRN 2/16/28 (a)	720,000	674,857
Software — 0.0%
Open Text Corp.
6.900% 12/01/27 (a)	125,000	129,732
Telecommunications — 0.4%
CommScope, Inc.
4.750% 9/01/29 (a)	350,000	242,309
Frontier Communications Holdings LLC
8.625% 3/15/31 (a)	505,000	520,214
Intelsat Jackson Holdings SA
6.500% 3/15/30 (a)	420,000	390,756
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (a)	149,062	148,129
5.152% 9/20/29 (a)	1,511,250	1,504,024
		2,805,432
Water — 0.1%
Thames Water Utilities Finance PLC
4.375% 1/18/31 EUR (a) (b)	405,000	372,629

TOTAL CORPORATE DEBT (Cost $133,908,774)		126,721,152

MUNICIPAL OBLIGATIONS — 0.6%
Florida — 0.0%
County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Series B,
2.707% 10/01/33	375,000	307,186
New York — 0.6%
City of New York, NY, General Obligation, Series A,
3.000% 8/01/34	945,000	789,645
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series A2, 4.600% 5/01/31	530,000	520,170
Revenue Bonds, Series F3, 5.130% 2/01/35	1,033,000	1,031,894
Revenue Bonds, Series F3, 5.150% 2/01/36	1,033,000	1,029,625
New York State Dormitory Authority, Revenue Bonds, Series F,
5.628% 3/15/39	860,000	871,810
		4,243,144

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,855,489)		4,550,330

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.6%
Automobile Asset-Backed Securities — 0.3%
SBNA Auto Receivables Trust, Series 2024-A, Class A3
5.320% 12/15/28 (a)	2,000,000	1,994,860

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 3.4%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
6.513% FRN 8/15/34 (a)	$1,306,616	$1,294,336
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (a)	1,920,000	1,830,766
Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (a) (d)	1,280,000	1,183,733
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (a)	2,870,000	2,486,848
Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741% 7.070% FRN 5/15/34 (a)	1,199,000	1,185,543
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (a)	420,000	373,578
Series 2019-OC11, Class B, 3.605% 12/09/41 (a)	1,110,000	987,695
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (a) (d)	700,000	592,561
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.909% FRN 1/15/39 (a)	1,057,000	1,036,519
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 10.022% FRN 8/15/39 (a)	1,069,307	1,068,972
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (a)	805,000	680,294
Series 2019-CPT, Class B, 3.097% VRN 11/13/39 (a) (d)	1,000,000	816,433
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.422% VRN 11/10/42 (a) (d)	700,000	581,807
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (a)	2,270,000	2,119,868
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (a)	860,000	721,195
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
7.469% FRN 5/15/41 (a)	1,532,000	1,531,040
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (a) (d)	860,000	746,428
Series 2019-30HY, Class A, 3.228% 7/10/39 (a)	880,000	782,194
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (a)	900,000	793,543
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (a)	570,000	459,549
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (a)	1,085,000	918,859
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (a) (d)	50,000	41,606
TTAN, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.514%
7.844% FRN 3/15/38 (a)	1,041,628	1,028,607
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	1,062,000	1,005,656
		24,267,630
Home Equity Asset-Backed Securities — 1.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849%
6.195% FRN 10/25/35	1,053,313	1,020,117
Countrywide Asset-Backed Certificates Trust
Series 2007-7, Class 1A, 1 mo. USD Term SOFR + 0.314% 5.660% FRN 10/25/47	2,494,265	2,314,969

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-5, Class M1, 1 mo. USD Term SOFR + 0.969% 6.315% FRN 8/25/34	$67,790	$67,112
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 6.040% FRN 1/25/36	1,575,461	1,468,313
Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694% 6.040% FRN 2/25/36	875,384	861,667
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.394%
5.740% FRN 2/25/37	3,327,899	2,021,223
		7,753,401
Other Asset-Backed Securities — 4.0%
AIMCO CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.392%
6.709% FRN 10/17/34 (a)	1,715,000	1,716,429
AMMC CLO 15 Ltd., Series 2014-15A, Class AR3, 3 mo. USD Term SOFR + 1.382%
6.710% FRN 1/15/32 (a)	1,686,373	1,689,060
AMMC CLO 30 Ltd., Series 2024-30A, Class A1, 3 mo. USD Term SOFR + 1.680%
6.971% FRN 1/15/37 (a)	2,400,000	2,421,084
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
6.475% FRN 10/20/31 (a)	2,155,126	2,155,555
Barings CLO Ltd., Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150%
6.479% FRN 10/15/30 (a)	2,125,000	2,125,425
Clover CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD Term SOFR + 1.862%
7.185% FRN 10/25/33 (a)	2,400,000	2,400,864
CRSO Trust
7.121% 7/10/40	2,780,000	2,810,892
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD Term SOFR + 1.862%
7.188% FRN 7/19/34 (a)	2,400,000	2,402,973
OCP CLO Ltd., Series 2014-6A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
6.467% FRN 10/17/30 (a)	2,100,000	2,100,416
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (a)	2,500,000	2,289,217
Series 2020-SFR3, Class F, 2.796% 10/17/27 (a)	860,000	822,334
Series 2021-SFR10, Class F, 4.608% 12/17/40 (a)	1,126,396	998,168
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 3 mo. USD Term SOFR + 1.230%
6.558% FRN 4/25/32 (a)	2,000,000	2,002,400
Rockford Tower CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
6.706% FRN 4/20/34 (a)	2,435,000	2,436,256
		28,371,073
Student Loans Asset-Backed Securities — 0.7%
Nelnet Student Loan Trust, Series 2005-4, Class A4, 90 day USD SOFR Average + 0.442%
5.795% FRN 3/22/32	1,585,558	1,533,882

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
7.460% FRN 7/25/73	$3,735,000	$3,741,229
		5,275,111
Whole Loan Collateral Collateralized Mortgage Obligations — 8.1%
Ajax Mortgage Loan Trust
Series 2019-F, 2.860% STEP 7/25/59 (a)	1,391,238	1,317,566
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (a)	2,461,428	2,314,805
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514%
5.860% FRN 3/25/46	1,281,324	1,129,674
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
5.364% VRN 5/25/35 (d)	590,618	553,969
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (a) (d)	2,320,683	2,098,262
CIM Trust
Series 2021-J3, Class A1, 2.500% VRN 6/25/51 (a) (d)	4,970,181	3,961,001
Series 2023-NR1, Class A1, 6.000% STEP 6/25/62 (a)	2,905,763	2,849,675
COLT Mortgage Loan Trust, Series 2023-1, Class A1,
6.048% STEP 4/25/68 (a)	2,355,549	2,353,225
Credit Suisse Mortgage Trust
Series 2021-NQM6, Class A1, 1.174% VRN 7/25/66 (a) (d)	2,652,903	2,188,806
Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (a) (d)	1,357,771	1,276,942
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.364%
5.710% FRN 7/25/47	2,755,861	2,288,334
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
6.032% VRN 11/25/35 (d)	1,014,891	852,095
HarborView Mortgage Loan Trust
Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314% 5.653% FRN 8/19/37	2,168,395	1,740,280
Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 5.835% FRN 11/19/36	2,454,607	1,872,427
Series 2007-3, Class 2A1A, 1 mo. USD Term SOFR + 0.514% 5.853% FRN 5/19/37	2,606,789	2,322,592
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634%
5.980% FRN 1/25/36	1,350,528	1,297,828
JP Morgan Mortgage Trust
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (a) (d)	3,490,911	2,782,093
Series 2005-A5, Class 1A2, 4.623% VRN 8/25/35 (d)	68,912	66,463
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
4.579% VRN 4/25/34 (d)	439,038	390,976
OBX Trust, Series 2021-J3, Class A1,
2.500% VRN 10/25/51 (a) (d)	3,923,726	3,122,121
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1,
1.957% VRN 10/25/61 (a) (d)	3,495,488	2,906,511
Preston Ridge Partners Mortgage LLC
Series 2021-6, Class A1, 1.793% STEP 7/25/26 (a)	1,191,140	1,162,141
Series 2022-1, Class A1, 3.720% STEP 2/25/27 (a)	3,096,325	3,026,965
Series 2021-5, Class A1, 4.793% STEP 6/25/26 (a)	3,045,372	2,978,351
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (a)	752,115	735,073
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484%
5.830% FRN 8/25/36	457,063	388,144

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	$1,781,968	$1,238,126
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD Term SOFR + 0.574%
5.920% FRN 2/25/36	1,278,221	1,048,539
VOLT CIII LLC, Series 2021-CF1, Class A1,
1.992% STEP 8/25/51 (a)	1,832,345	1,779,171
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 4.478% VRN 10/25/36 (d)	3,547,456	3,083,287
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 6.080% FRN 1/25/45	392,918	380,568
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,052,687	1,596,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
6.331% VRN 4/25/37 (d)	614,819	547,140
		57,649,938

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $128,901,693)		125,312,013

SOVEREIGN DEBT OBLIGATIONS — 0.5%
Brazilian Government International Bond
6.125% 3/15/34	730,000	701,577
Colombia Government International Bond
3.125% 4/15/31	200,000	157,410
Costa Rica Government International Bond
6.550% 4/03/34 (a)	300,000	308,522
Dominican Republic International Bond
4.500% 1/30/30 (a)	440,000	399,309
Guatemala Government Bond
3.700% 10/07/33 (a)	300,000	244,645
Mexico Government International Bond
2.659% 5/24/31	413,000	338,851
4.750% 4/27/32	200,000	184,576
Oman Government International Bond
6.750% 10/28/27 (a)	200,000	206,264
Panama Government International Bond
3.160% 1/23/30	425,000	357,989
Paraguay Government International Bond
4.950% 4/28/31 (a)	200,000	190,812
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (a)	200,000	174,826
Republic of South Africa Government International Bond
5.875% 4/20/32	200,000	185,520
Romanian Government International Bond
3.000% 2/14/31 (a)	270,000	223,846
		3,674,147

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,977,475)		3,674,147

U.S. Government Agency Obligations and Instrumentalities (e) — 37.5%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	1,930,142
Federal National Mortgage Association REMICS

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-43, Class CT, 3.000% 6/25/48	$485,670	$421,082
Series 2018-54, Class KA, 3.500% 1/25/47	288,862	277,953
Series 2018-38, Class PA, 3.500% 6/25/47	513,601	484,818
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	442,932	394,929
Series 2019-15, Class GT, 3.500% 2/20/49	489,380	435,747
		3,944,671
Pass-Through Securities — 36.6%
Federal Home Loan Mortgage Corp.
Pool #SD8193 2.000% 2/01/52	3,853,148	3,018,337
Pool #SD8199 2.000% 3/01/52	9,257,225	7,251,583
Pool #QE0312 2.000% 4/01/52	1,841,924	1,442,858
Pool #SD8204 2.000% 4/01/52	2,232,436	1,748,763
Pool #RA4179 2.500% 12/01/50	2,019,023	1,650,955
Pool #SD8147 2.500% 5/01/51	3,035,573	2,497,366
Pool #SD8189 2.500% 1/01/52	2,155,932	1,765,938
Pool #SD8194 2.500% 2/01/52	3,550,132	2,905,717
Pool #SD8200 2.500% 3/01/52	2,123,834	1,738,318
Pool #SD8212 2.500% 5/01/52	3,723,964	3,046,831
Pool #G08710 3.000% 6/01/46	50,309	44,108
Pool #G08715 3.000% 8/01/46	1,078,165	943,928
Pool #G08721 3.000% 9/01/46	145,006	126,952
Pool #G08726 3.000% 10/01/46	1,948,811	1,706,174
Pool #G08732 3.000% 11/01/46	1,383,501	1,211,248
Pool #G08741 3.000% 1/01/47	939,660	820,318
Pool #SD8213 3.000% 5/01/52 (f)	1,316,499	1,121,408
Pool #SD3016 3.000% 6/01/52	2,022,123	1,730,681
Pool #G60038 3.500% 1/01/44	474,625	436,788
Pool #G07848 3.500% 4/01/44	3,629,007	3,337,081
Pool #G07924 3.500% 1/01/45	996,765	907,008
Pool #G60138 3.500% 8/01/45	2,084,830	1,894,571
Pool #G08711 3.500% 6/01/46	820,535	742,801
Pool #G08716 3.500% 8/01/46	1,184,766	1,070,675
Pool #G08792 3.500% 12/01/47	1,003,009	903,287
Pool #G67707 3.500% 1/01/48	1,362,692	1,235,353
Pool #G67711 4.000% 3/01/48	372,946	349,280
Pool #G67713 4.000% 6/01/48	976,650	912,844
Pool #G67714 4.000% 7/01/48	1,340,962	1,255,450
Pool #G67717 4.000% 11/01/48	1,191,229	1,115,266
Pool #SD5202 4.000% 10/01/52 (f)	3,717,735	3,401,462
Pool #G08843 4.500% 10/01/48	437,780	418,734
Pool #G08826 5.000% 6/01/48	145,357	143,319
Pool #G08844 5.000% 10/01/48	50,534	49,746
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	742,332	623,025
Pool #MA4176 2.000% 11/01/40	1,959,704	1,644,741
Pool #MA4333 2.000% 5/01/41	605,947	506,855
Pool #MA4158 2.000% 10/01/50	2,707,043	2,134,924
Pool #BT9728 2.000% 10/01/51	4,726,868	3,705,713
Pool #BQ6913 2.000% 12/01/51	4,019,925	3,151,493
Pool #CB2767 2.000% 1/01/52	3,889,253	3,063,635
Pool #CB2766 2.000% 2/01/52	2,620,173	2,068,870
Pool #FS1598 2.000% 4/01/52	3,911,863	3,064,331
Pool #MA4577 2.000% 4/01/52	7,776,027	6,091,297
Pool #BL6060 2.455% 4/01/40	1,265,000	897,892
Pool #FS6925 2.500% 12/01/51	2,439,232	1,994,561
Pool #MA4548 2.500% 2/01/52	3,572,159	2,923,746

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4563 2.500% 3/01/52	$8,479,705	$6,940,480
Pool #MA1607 3.000% 10/01/33	1,450,973	1,349,765
Pool #BN7755 3.000% 9/01/49	1,540,441	1,338,640
Pool #BO2259 3.000% 10/01/49	2,719,327	2,359,692
Pool #MA3811 3.000% 10/01/49	434,245	371,930
Pool #MA4579 3.000% 4/01/52	3,558,719	3,034,691
Pool #BV8526 3.000% 5/01/52	4,118,844	3,508,476
Pool #AB4262 3.500% 1/01/32	932,432	891,936
Pool #MA1148 3.500% 8/01/42	2,006,714	1,843,333
Pool #CA0996 3.500% 1/01/48	70,798	63,918
Pool #MA3276 3.500% 2/01/48	155,393	139,709
Pool #MA3305 3.500% 3/01/48	526,052	472,957
Pool #MA3332 3.500% 4/01/48	20,962	18,846
Pool #CA3633 3.500% 6/01/49	596,177	537,308
Pool #MA2995 4.000% 5/01/47	425,653	396,126
Pool #AS9830 4.000% 6/01/47	246,293	228,977
Pool #MA3027 4.000% 6/01/47	400,106	371,976
Pool #AS9972 4.000% 7/01/47	223,713	207,985
Pool #CB4121 4.000% 7/01/52 (f)	4,383,822	4,010,884
Pool #CB4818 4.000% 10/01/52	1,933,890	1,769,976
Pool #AL9106 4.500% 2/01/46	195,067	188,224
Pool #CA1710 4.500% 5/01/48	776,483	742,204
Pool #CA1711 4.500% 5/01/48	13,702	13,097
Pool #CA2208 4.500% 8/01/48	542,932	518,794
Pool #BW9897 4.500% 10/01/52	1,970,798	1,859,497
Pool #FS4233 4.500% 12/01/52	1,468,628	1,385,894
Pool #MA4840 4.500% 12/01/52	6,077,927	5,735,530
Pool #MA4917 4.500% 2/01/53	4,802,761	4,530,325
Pool #FS4701 4.500% 4/01/53	2,078,344	1,959,800
Pool #CB6854 4.500% 8/01/53	2,523,621	2,380,271
Pool #BY0545 5.000% 5/01/53	1,537,773	1,486,865
Pool #FS7252 5.000% 11/01/53 (f)	3,379,491	3,266,450
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,249,183	1,101,983
Pool #MA4836 3.000% 11/20/47	880,536	775,951
Pool #MA6209 3.000% 10/20/49	381,877	325,779
Pool #MA4127 3.500% 12/20/46	847,788	770,872
Pool #MA4382 3.500% 4/20/47	144,007	130,852
Pool #MA4719 3.500% 9/20/47	1,259,128	1,142,532
Pool #MA4837 3.500% 11/20/47	172,016	156,034
Pool #MA4962 3.500% 1/20/48	429,102	389,232
Pool #MA5019 3.500% 2/20/48	589,243	534,495
Pool #MA4838 4.000% 11/20/47	356,843	333,887
Pool #MA4901 4.000% 12/20/47	295,769	276,742
Pool #MA5078 4.000% 3/20/48	239,303	223,759
Pool #MA5466 4.000% 9/20/48	166,810	155,922
Pool #MA5528 4.000% 10/20/48	668,147	624,327
Pool #MA4264 4.500% 2/20/47	183,726	178,133
Pool #MA4512 4.500% 6/20/47	1,116,095	1,080,728
Pool #MA8347 4.500% 10/20/52	4,449,667	4,233,575
Pool #MA3666 5.000% 5/20/46	25,034	25,029
Pool #MA3806 5.000% 7/20/46	161,708	161,637
Pool #MA4072 5.000% 11/20/46	32,841	32,811
Pool #MA4454 5.000% 5/20/47	588,494	587,330
Government National Mortgage Association II, TBA
2.500% 7/20/54 (f)	11,675,000	9,818,551
4.500% 7/20/54 (f)	7,275,000	6,915,403
5.000% 7/20/54 (f)	10,000,000	9,736,427

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 7/20/54 (f)	$5,125,000	$5,084,768
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/54 (f)	9,400,000	7,351,828
2.500% 7/01/54 (f)	3,200,000	2,613,500
3.000% 7/01/54 (f)	8,600,000	7,318,067
3.500% 7/01/54 (f)	10,975,000	9,713,727
4.000% 7/01/54 (f)	19,425,000	17,770,841
4.500% 7/01/54 (f)	14,050,000	13,243,769
5.000% 7/01/54 (f)	9,550,000	9,229,550
5.500% 7/01/54 (f)	10,750,000	10,602,607
		261,381,435
Whole Loans — 0.4%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.835% FRN 3/25/42 (a)	2,400,000	2,521,146

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $279,506,309)		267,847,252

U.S. TREASURY OBLIGATIONS — 27.4%
U.S. Treasury Bonds & Notes — 27.4%
U.S. Treasury Bonds
4.500% 2/15/44	7,425,000	7,315,945
4.625% 5/15/44 (c)	41,685,000	41,600,159
4.625% 5/15/54	31,289,000	31,719,521
U.S. Treasury Notes
4.250% 6/30/29 (f)	45,435,000	45,236,490
4.375% 5/15/34	46,222,000	46,236,458
4.500% 5/31/29 (c)	14,405,000	14,500,743
4.625% 6/30/26	6,115,000	6,103,265
4.625% 6/15/27	2,825,000	2,832,851
		195,545,432

TOTAL U.S. TREASURY OBLIGATIONS (Cost $195,254,335)		195,545,432

TOTAL BONDS & NOTES (Cost $755,652,624)		732,816,511

	Number of Shares
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communication Services — 0.1%
Intelsat SA (g)	16,791	617,069

TOTAL COMMON STOCK (Cost $1,575,355)		617,069

TOTAL EQUITIES (Cost $1,575,355)		617,069

TOTAL LONG-TERM INVESTMENTS (Cost $757,227,979)		733,433,580

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 26.3%
Investment of Cash Collateral from Securities Loaned — 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	43,381,450	$43,381,450

	Principal Amount
Repurchase Agreement — 20.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (i)	$144,112,363	144,112,363

TOTAL SHORT-TERM INVESTMENTS (Cost $187,493,813)		187,493,813

TOTAL INVESTMENTS — 129.0% (Cost $944,721,792) (j)		920,927,393

Other Assets/(Liabilities) — (29.0)%		(207,063,879)

NET ASSETS — 100.0%		$713,863,514

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $139,221,717 or 19.50% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $57,052,046 or 7.99% of net assets. The Fund received $14,873,163 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Non-income producing security.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $144,131,578. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $146,994,733.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/12/24	USD	231,761	EUR	214,000	$2,472
Bank of New York	7/12/24	GBP	213,000	USD	265,350	3,919
Bank of New York	7/12/24	USD	362,676	EUR	336,000	2,670
Citibank N.A.	7/01/24	USD	417,686	EUR	390,135	(129)
Citibank N.A.	7/12/24	USD	950,327	GBP	748,000	4,724
Citibank N.A.	7/12/24	USD	11,526,832	EUR	10,560,000	212,354
Citibank N.A.	7/12/24	EUR	490,000	USD	526,187	(1,178)
Goldman Sachs International	7/12/24	EUR	388,000	USD	422,756	(7,035)
						$217,797

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/24	946	$192,786,930	$404,008
U.S. Treasury Note 5 Year	9/30/24	848	90,022,860	355,390
				$759,398
Short
Euro-BOBL	9/06/24	31	$(3,827,915)	$(37,831)
Euro-Bund	9/06/24	34	(4,738,851)	(53,738)
Euro-Buxl 30 Year Bond	9/06/24	9	(1,228,187)	(27,138)
U.S. Treasury Note 10 Year	9/19/24	67	(7,333,333)	(35,620)
U.S. Treasury Ultra 10 Year	9/19/24	18	(2,021,028)	(22,535)
UK Long Gilt	9/26/24	4	(489,808)	(3,545)
				$(180,407)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	4,836,000	$202,006	$—	$202,006

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Strategic Bond Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.8%

BANK LOANS — 1.5%
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.344% VRN 5/06/30	$69,825	$69,912
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.595% VRN 3/31/28	239,572	239,572
Building Materials — 0.1%
Emrld Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 5/31/30	99,674	99,570
Quikrete Holdings, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 3/19/29	137,891	137,891
		237,461
Commercial Services — 0.1%
APi Group DE, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 1/03/29	89,014	88,910
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.335% VRN 1/31/31	380,000	379,947
		468,857
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 2/01/28	158,672	158,605
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000%
7.339% VRN 6/22/28	37,080	37,115
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.839% VRN 10/22/26	113,896	113,996
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 7/29/30	20,003	20,054
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.085% VRN 4/09/27	224,691	224,410
Focus Financial Partners LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 6/30/28	118,204	118,011
		513,586

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.0%
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 7/02/29	$136,259	$136,157
Entertainment — 0.3%
Caesars Entertainment, Inc.
Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.097% VRN 2/06/30	17,318	17,302
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750%
8.097% VRN 2/06/31	290,000	289,727
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.585% VRN 11/25/30	278,600	278,427
Light and Wonder International, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.070% VRN 4/14/29	235,809	235,642
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500%
7.845% VRN 5/29/26	244,417	243,806
		1,064,904
Health Care - Products — 0.1%
Sotera Health Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 5/30/31	200,000	199,334
Health Care - Services — 0.1%
Phoenix Guarantor, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 2/21/31	543,005	541,311
Insurance — 0.1%
Acrisure LLC, 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.708% VRN 2/15/27	88,864	88,809
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.708% VRN 2/19/28	281,564	281,192
		370,001
Leisure Time — 0.0%
Alterra Mountain Co., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 8/17/28	163,676	163,949
Lodging — 0.0%
Four Seasons Hotels Ltd., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 11/30/29	109,444	109,794
Machinery - Diversified — 0.0%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.458% VRN 7/30/29	116,161	116,554
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
7.958% VRN 9/18/26	160,766	161,078
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
7.943% VRN 1/31/28	203,954	194,729
		355,807

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.1%
Harbor Freight Tools USA, Inc., 2024 Term Loan B,
0.000% 6/05/31 (a)	$200,000	$199,296
Software — 0.2%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 2/15/29	223,003	222,028
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 10/08/28	90,838	90,838
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.579% VRN 5/01/31	408,975	406,419
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.344% VRN 10/16/26	31,211	30,386
		749,671
Transportation — 0.1%
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.335% VRN 4/10/31	170,000	169,765

TOTAL BANK LOANS (Cost $5,857,955)		5,864,536

CORPORATE DEBT — 23.9%
Aerospace & Defense — 0.6%
Boeing Co.
2.196% 2/04/26	180,000	169,177
2.700% 2/01/27	90,000	82,971
2.800% 3/01/27	150,000	138,128
3.100% 5/01/26	80,000	75,907
3.550% 3/01/38	80,000	57,895
3.750% 2/01/50	40,000	26,174
General Dynamics Corp.
4.250% 4/01/40	20,000	17,558
4.250% 4/01/50	50,000	42,114
L3Harris Technologies, Inc.
5.054% 4/27/45	50,000	46,144
Lockheed Martin Corp.
3.900% 6/15/32	50,000	46,635
4.150% 6/15/53	260,000	209,762
4.500% 5/15/36	60,000	56,324
5.200% 2/15/64	40,000	37,818
Northrop Grumman Corp.
2.930% 1/15/25	160,000	157,720
3.250% 1/15/28	290,000	273,116
5.250% 5/01/50	160,000	151,795
RTX Corp.
2.250% 7/01/30	110,000	93,946
3.030% 3/15/52	120,000	76,509
4.125% 11/16/28	160,000	154,016
4.500% 6/01/42	130,000	112,594
6.000% 3/15/31	120,000	124,998
TransDigm, Inc.
6.375% 3/01/29 (b)	40,000	40,202
6.625% 3/01/32 (b)	60,000	60,604

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.125% 12/01/31 (b)	$90,000	$92,734
		2,344,841
Agriculture — 0.4%
Altria Group, Inc.
2.450% 2/04/32	140,000	113,201
5.800% 2/14/39	160,000	160,089
5.950% 2/14/49	260,000	254,927
6.200% 2/14/59	56,000	55,544
6.875% 11/01/33	270,000	291,757
BAT Capital Corp.
3.557% 8/15/27	45,000	42,744
4.540% 8/15/47	360,000	277,194
Philip Morris International, Inc.
2.100% 5/01/30	40,000	33,874
4.500% 3/20/42	80,000	68,361
4.875% 2/13/29	70,000	69,220
5.125% 2/13/31	20,000	19,788
5.250% 2/13/34	50,000	49,053
Reynolds American, Inc.
5.850% 8/15/45	110,000	101,457
		1,537,209
Airlines — 0.4%
American Airlines, Inc.
8.500% 5/15/29 (b)	100,000	103,897
Delta Air Lines, Inc.
2.900% 10/28/24	180,000	178,050
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	160,000	158,062
4.750% 10/20/28 (b)	300,000	292,172
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	198,000	198,395
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b) (c)	250,000	182,495
8.000% 9/20/25 (b)	240,000	175,195
United Airlines, Inc.
4.375% 4/15/26 (b)	80,000	77,280
4.625% 4/15/29 (b)	290,000	270,080
		1,635,626
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	170,000	153,060
3.250% 3/27/40	130,000	101,134
3.375% 3/27/50	20,000	14,411
		268,605
Auto Manufacturers — 1.4%
Ford Motor Co.
4.750% 1/15/43	90,000	72,779
6.100% 8/19/32 (c)	90,000	89,871
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	352,768
3.625% 6/17/31	220,000	189,627
4.000% 11/13/30	200,000	178,543

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.125% 8/17/27	$200,000	$190,039
4.950% 5/28/27	250,000	244,028
5.125% 6/16/25	200,000	198,488
General Motors Co.
5.150% 4/01/38	40,000	36,796
5.600% 10/15/32	40,000	40,009
5.950% 4/01/49 (c)	110,000	106,760
6.125% 10/01/25	20,000	20,104
6.600% 4/01/36	10,000	10,464
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	397,822
4.345% 9/17/27 (b)	300,000	286,437
Toyota Motor Credit Corp.
4.450% 5/18/26	3,070,000	3,030,709
		5,445,244
Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc.
6.875% 4/23/32 (b)	170,000	175,755
Banks — 6.7%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	256,378
Banco Santander SA
2.746% 5/28/25	400,000	389,613
Bank of America Corp.
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32	60,000	49,731
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31	360,000	311,262
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33	550,000	465,451
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	570,000	535,984
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	270,000	256,981
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	760,000	726,669
3 mo. USD Term SOFR + 1.472% 3.974% VRN 2/07/30	270,000	255,696
4.000% 1/22/25	140,000	138,668
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	420,000	335,431
4.200% 8/26/24	380,000	379,041
4.250% 10/22/26	50,000	48,759
3 mo. USD Term SOFR + 1.782% 4.330% VRN 3/15/50	90,000	75,131
1 day USD SOFR + 1.580% 4.376% VRN 4/27/28	300,000	292,812
4.450% 3/03/26	50,000	49,169
5.000% 1/21/44	130,000	122,298
3 mo. USD Term SOFR + 3.967% 6.250% VRN (d)	170,000	169,295
Bank of Montreal
1.850% 5/01/25	70,000	67,900
5 yr. USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	84,561
Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	164,785
Bank of Nova Scotia
1.300% 6/11/25	120,000	115,306
5 yr. CMT + 2.050% 4.588% VRN 5/04/37	100,000	90,064
Barclays PLC 3 mo. USD LIBOR + 3.054%
5.088% VRN 6/20/30	510,000	487,585
BNP Paribas SA
1 day USD SOFR + 2.074% 2.219% VRN 6/09/26 (b)	200,000	193,335
5 yr. USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	207,638
4.400% 8/14/28 (b)	400,000	384,100
4.625% 3/13/27 (b)	260,000	253,090
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	400,000	396,543

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.866% 5.894% VRN 12/05/34 (b)	$200,000	$204,856
5 yr. CMT + 4.354% 8.500% VRN (b) (c) (d)	200,000	204,843
Citigroup, Inc.
1 day USD SOFR + 2.107% 2.572% VRN 6/03/31	140,000	120,165
1 day USD SOFR + 1.939% 3.785% VRN 3/17/33	370,000	329,681
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	180,000	169,922
4.125% 7/25/28	150,000	143,988
4.300% 11/20/26	510,000	497,478
1 day USD SOFR + 3.914% 4.412% VRN 3/31/31	410,000	390,759
4.450% 9/29/27	370,000	360,652
4.650% 7/30/45	181,000	158,028
4.650% 7/23/48	70,000	61,066
1 day USD SOFR + 1.887% 4.658% VRN 5/24/28	50,000	49,204
4.750% 5/18/46	40,000	34,314
1 day USD SOFR + 2.086% 4.910% VRN 5/24/33	130,000	124,834
5.300% 5/06/44	16,000	14,904
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	150,000	149,020
6.625% 6/15/32	20,000	21,347
8.125% 7/15/39	50,000	62,506
3 mo. USD Term SOFR + 3.685% 9.007% VRN (d)	50,000	49,874
Cooperatieve Rabobank UA 1 yr. CMT + 1.220%
3.649% VRN 4/06/28 (b)	300,000	286,343
Credit Agricole SA 1 day USD SOFR + 1.676%
1.907% VRN 6/16/26 (b)	270,000	259,912
Goldman Sachs Capital II 3 mo. USD Term SOFR + 1.029%
6.375% VRN (d)	8,000	6,866
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.472% 2.908% VRN 7/21/42	80,000	56,178
1 day USD SOFR + 1.513% 3.210% VRN 4/22/42	40,000	29,573
3.500% 4/01/25	370,000	364,341
3.500% 11/16/26	200,000	191,957
1 day USD SOFR + 1.846% 3.615% VRN 3/15/28	50,000	47,809
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	350,000	334,818
3.850% 7/08/24	90,000	89,966
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	490,000	471,686
4.250% 10/21/25	160,000	157,196
4.750% 10/21/45	80,000	71,819
5.150% 5/22/45	290,000	271,274
6.250% 2/01/41	130,000	138,039
6.750% 10/01/37	80,000	86,306
HSBC Holdings PLC
1 day USD SOFR + 1.929% 2.099% VRN 6/04/26	510,000	493,068
1 day USD SOFR + 2.530% 4.762% VRN 3/29/33	200,000	185,533
Intesa Sanpaolo SpA
5.710% 1/15/26 (b)	200,000	198,099
JP Morgan Chase & Co.
1 day USD SOFR + 1.850% 2.083% VRN 4/22/26	340,000	330,161
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31	300,000	259,298
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32	100,000	83,268
1 day USD SOFR + 2.440% 3.109% VRN 4/22/51	80,000	54,469
3 mo. USD Term SOFR + 1.207% 3.509% VRN 1/23/29	70,000	66,196
3.875% 9/10/24	300,000	298,828
3 mo. USD Term SOFR + 1.522% 4.203% VRN 7/23/29	310,000	298,332
4.250% 10/01/27	70,000	68,226
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	700,000	679,572
4.950% 6/01/45	10,000	9,360
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	359,356

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.125%
3.837% VRN 4/17/26	$200,000	$196,988
Morgan Stanley
1 day USD SOFR + 1.990% 2.188% VRN 4/28/26	260,000	252,497
1 day USD SOFR + 1.143% 2.699% VRN 1/22/31	10,000	8,766
1 day USD SOFR + 3.120% 3.622% VRN 4/01/31	640,000	587,273
3 mo. USD Term SOFR + 1.402% 3.772% VRN 1/24/29	350,000	333,168
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	10,000	9,674
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	242,360
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29	200,000	202,188
1 day USD SOFR + 1.322% 5.812% VRN 6/12/26	70,000	70,069
Royal Bank of Canada
1.150% 6/10/25	250,000	240,061
3.875% 5/04/32	40,000	36,639
5.150% 2/01/34	110,000	109,154
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	49,277
Toronto-Dominion Bank
1.150% 6/12/25	280,000	268,945
Truist Financial Corp. 1 day USD SOFR + 2.050%
6.047% VRN 6/08/27	130,000	130,910
UBS AG
5.000% 7/09/27	250,000	247,942
7.950% 1/09/25	710,000	717,457
UBS Group AG
1 day USD SOFR + 2.044% 2.193% VRN 6/05/26 (b)	480,000	463,862
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (b)	350,000	298,552
1 day USD SOFR + 3.730% 4.194% VRN 4/01/31 (b)	250,000	233,381
4.253% 3/23/28 (b)	340,000	325,369
5 yr. CMT + 4.745% 9.250% VRN (b) (d)	200,000	215,181
US Bancorp
1.450% 5/12/25 (c)	200,000	193,159
1 day USD SOFR + 0.730% 2.215% VRN 1/27/28	30,000	27,737
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29	140,000	142,120
1 day USD SOFR + 2.260% 5.836% VRN 6/12/34	50,000	50,695
Wells Fargo & Co.
1 day USD SOFR + 2.000% 2.188% VRN 4/30/26	200,000	194,209
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28	230,000	211,827
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	150,000	133,058
3.000% 10/23/26	350,000	332,477
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	300,000	260,162
4.300% 7/22/27	240,000	233,657
4.400% 6/14/46	160,000	129,050
3 mo. USD Term SOFR + 4.032% 4.478% VRN 4/04/31	210,000	201,053
4.650% 11/04/44	70,000	59,132
4.750% 12/07/46	10,000	8,468
4.900% 11/17/45	220,000	191,299
3 mo. USD Term SOFR + 4.502% 5.013% VRN 4/04/51	1,010,000	920,026
5.375% 11/02/43	100,000	93,765
1 day USD SOFR + 1.990% 5.557% VRN 7/25/34	160,000	159,882
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	120,000	121,089
5.875% VRN (d) (e)	50,000	49,772
		25,650,916

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	$50,000	$46,098
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	120,772
4.350% 6/01/40	30,000	26,441
4.600% 4/15/48	3,000	2,653
4.750% 1/23/29	190,000	188,923
5.550% 1/23/49	110,000	110,822
Coca-Cola Co.
2.500% 6/01/40	10,000	7,020
Constellation Brands, Inc.
4.350% 5/09/27	80,000	78,022
PepsiCo, Inc.
1.625% 5/01/30	170,000	142,274
		723,025
Biotechnology — 0.0%
Amgen, Inc.
4.663% 6/15/51	24,000	20,505
Gilead Sciences, Inc.
4.500% 2/01/45	10,000	8,638
4.750% 3/01/46	40,000	35,651
		64,794
Building Materials — 0.0%
Builders FirstSource, Inc.
4.250% 2/01/32 (b)	20,000	17,679
Carrier Global Corp.
3.577% 4/05/50	20,000	14,547
		32,226
Chemicals — 0.3%
MEGlobal BV
4.250% 11/03/26 (b)	230,000	222,163
OCP SA
3.750% 6/23/31 (b)	260,000	223,794
5.125% 6/23/51 (b)	220,000	165,279
6.750% 5/02/34 (b)	200,000	205,220
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b) (c)	490,000	405,399
		1,221,855
Coal — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	20,000	19,659
Commercial Services — 0.2%
Cintas Corp. No. 2
3.700% 4/01/27	160,000	154,009
DP World Ltd.
5.625% 9/25/48 (b)	330,000	313,500
United Rentals North America, Inc.
3.750% 1/15/32	80,000	69,605
3.875% 11/15/27	60,000	56,647

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 2/15/31	$20,000	$17,843
6.125% 3/15/34 (b)	320,000	318,833
		930,437
Cosmetics & Personal Care — 0.1%
Haleon US Capital LLC
3.375% 3/24/29	260,000	241,410
Kenvue, Inc.
4.900% 3/22/33	160,000	158,239
Procter & Gamble Co.
3.000% 3/25/30	100,000	92,012
		491,661
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	320,000	298,507
3.000% 10/29/28	160,000	145,403
3.300% 1/30/32	160,000	137,474
Air Lease Corp.
3.375% 7/01/25	80,000	78,172
5.300% 2/01/28	80,000	79,827
American Express Co.
4.050% 5/03/29	140,000	135,107
Charles Schwab Corp.
5.875% 8/24/26	280,000	283,218
1 day USD SOFR + 2.010% 6.136% VRN 8/24/34	50,000	52,067
ILFC E-Capital Trust II 3 mo. USD Term SOFR + 2.062%
7.409% VRN 12/21/65 (b)	10,000	8,286
Intercontinental Exchange, Inc.
4.600% 3/15/33	50,000	47,716
Jane Street Group/JSG Finance, Inc.
7.125% 4/30/31 (b)	80,000	82,038
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b) (c)	20,000	19,041
Mastercard, Inc.
3.850% 3/26/50	50,000	39,437
Vanguard Group Inc.
3.050% 8/22/50	450,000	282,786
Visa, Inc.
4.300% 12/14/45	160,000	138,765
		1,827,844
Electric — 0.2%
American Transmission Systems, Inc.
2.650% 1/15/32 (b)	440,000	366,020
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	64,266
3.950% 4/01/50	50,000	39,012
Duke Energy Ohio, Inc.
3.650% 2/01/29	210,000	198,199
Exelon Corp.
5.625% 6/15/35	40,000	39,915
Pacific Gas & Electric Co.
2.100% 8/01/27	140,000	126,319
2.500% 2/01/31	40,000	32,973
3.300% 8/01/40	50,000	35,607

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 8/01/50	$80,000	$52,208
		954,519
Electronics — 0.1%
Honeywell International, Inc.
5.000% 3/01/35	190,000	188,364
Entertainment — 0.1%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	30,000	30,650
Warnermedia Holdings, Inc.
3.755% 3/15/27	60,000	56,965
4.054% 3/15/29 (c)	80,000	73,880
4.279% 3/15/32	200,000	174,566
5.050% 3/15/42	20,000	16,268
5.141% 3/15/52	10,000	7,786
6.412% 3/15/26	110,000	110,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% 2/15/31 (b)	90,000	93,323
		563,438
Environmental Controls — 0.0%
Waste Connections, Inc.
5.000% 3/01/34	120,000	117,296
Food — 0.1%
Mars, Inc.
3.200% 4/01/30 (b)	80,000	73,150
Mondelez International, Inc.
1.500% 5/04/25	340,000	328,571
		401,721
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32	10,000	8,185
3.750% 1/15/31	290,000	252,672
		260,857
Health Care - Products — 0.2%
Abbott Laboratories
4.750% 11/30/36	80,000	77,665
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250% 4/01/29 (b)	100,000	101,132
Medtronic, Inc.
4.625% 3/15/45	18,000	16,257
Solventum Corp.
5.400% 3/01/29 (b)	160,000	159,512
5.450% 3/13/31 (b)	150,000	148,116
5.600% 3/23/34 (b)	220,000	216,078
5.900% 4/30/54 (b)	160,000	152,938
		871,698
Health Care - Services — 0.4%
Centene Corp.
2.625% 8/01/31	10,000	8,212

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 10/15/30	$10,000	$8,551
4.250% 12/15/27	70,000	66,835
4.625% 12/15/29	120,000	113,499
CommonSpirit Health
4.350% 11/01/42	20,000	16,903
Elevance Health, Inc.
3.350% 12/01/24	120,000	118,912
3.650% 12/01/27	90,000	86,026
4.100% 5/15/32	60,000	55,665
4.550% 5/15/52	10,000	8,381
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (b)	70,000	69,608
HCA, Inc.
3.500% 9/01/30	70,000	63,143
4.500% 2/15/27	40,000	39,086
5.250% 6/15/26	60,000	59,732
5.500% 6/15/47	80,000	73,958
Humana, Inc.
2.150% 2/03/32	40,000	31,917
4.500% 4/01/25	50,000	49,636
4.625% 12/01/42	70,000	58,771
4.800% 3/15/47	10,000	8,454
UnitedHealth Group, Inc.
1.250% 1/15/26	50,000	47,111
2.300% 5/15/31	20,000	16,781
3.125% 5/15/60	30,000	18,913
3.875% 12/15/28	110,000	105,391
3.875% 8/15/59	90,000	66,597
4.000% 5/15/29	100,000	96,173
4.200% 5/15/32	70,000	65,877
4.250% 6/15/48	110,000	90,904
4.450% 12/15/48	50,000	42,868
5.800% 3/15/36	70,000	73,199
		1,561,103
Home Builders — 0.0%
Lennar Corp.
4.750% 11/29/27	40,000	39,442
MDC Holdings, Inc.
6.000% 1/15/43	20,000	21,035
		60,477
Insurance — 0.3%
Aon North America, Inc.
5.450% 3/01/34	280,000	278,770
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	160,000	136,599
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	8,535
Chubb INA Holdings LLC
3.350% 5/03/26	120,000	116,117
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	114,973
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	214,221
New York Life Global Funding
0.950% 6/24/25 (b)	100,000	95,716

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Principal Life Global Funding II
1.250% 6/23/25 (b)	$110,000	$105,574
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	50,000	44,198
6.850% 12/16/39 (b)	22,000	24,541
		1,139,244
Internet — 0.5%
Alphabet, Inc.
1.900% 8/15/40	100,000	65,130
Amazon.com, Inc.
2.100% 5/12/31	80,000	67,398
2.500% 6/03/50	60,000	36,691
3.150% 8/22/27	470,000	446,282
3.450% 4/13/29	80,000	75,890
3.600% 4/13/32	320,000	293,887
4.250% 8/22/57	70,000	58,570
4.950% 12/05/44	180,000	174,013
Prosus NV
3.061% 7/13/31 (b)	370,000	306,314
3.832% 2/08/51 (b)	210,000	136,595
4.027% 8/03/50 (b)	310,000	209,229
		1,869,999
Investment Companies — 0.4%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,570,000	1,444,159
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	60,000	64,443
Vale Overseas Ltd.
6.875% 11/21/36	174,000	186,726
		251,169
Leisure Time — 0.1%
NCL Corp. Ltd.
8.125% 1/15/29 (b)	90,000	94,298
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (b)	70,000	70,588
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	203,571
		368,457
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
6.125% 4/01/32 (b)	70,000	70,340
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	97,050
3.900% 8/08/29	40,000	36,588
6.000% 8/15/29	70,000	70,361
Sands China Ltd.
4.050% STEP 1/08/26	280,000	270,961
5.125% STEP 8/08/25	750,000	743,428
		1,288,728

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery - Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	$60,000	$54,567
3.750% 4/15/50	90,000	70,547
Otis Worldwide Corp.
2.056% 4/05/25	140,000	136,225
		261,339
Media — 1.3%
Altice Financing SA
5.750% 8/15/29 (b)	210,000	152,472
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	25,397
4.500% 5/01/32	840,000	676,554
4.750% 2/01/32 (b)	70,000	57,328
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	39,917
4.200% 3/15/28	140,000	132,305
4.400% 4/01/33 (c)	140,000	123,416
4.800% 3/01/50	30,000	22,008
4.908% 7/23/25	63,000	62,388
5.050% 3/30/29	360,000	346,209
5.125% 7/01/49	100,000	76,760
5.375% 4/01/38	100,000	87,072
5.375% 5/01/47	20,000	15,978
5.500% 4/01/63	80,000	61,992
6.484% 10/23/45	160,000	146,141
6.550% 6/01/34	60,000	60,020
6.834% 10/23/55	60,000	56,728
Comcast Corp.
2.800% 1/15/51	30,000	18,533
2.887% 11/01/51	260,000	162,212
3.150% 3/01/26	280,000	270,645
3.250% 11/01/39	30,000	23,087
3.300% 4/01/27	120,000	114,745
3.400% 4/01/30	180,000	165,473
3.400% 7/15/46	30,000	21,697
3.450% 2/01/50	40,000	28,222
3.750% 4/01/40	80,000	65,077
3.969% 11/01/47	80,000	62,398
3.999% 11/01/49	20,000	15,608
4.000% 8/15/47	20,000	15,717
4.000% 3/01/48	50,000	39,232
4.150% 10/15/28	180,000	174,255
4.250% 10/15/30	190,000	182,201
4.250% 1/15/33	20,000	18,698
4.950% 10/15/58	10,000	8,949
6.500% 11/15/35	41,000	44,748
CSC Holdings LLC
4.125% 12/01/30 (b)	210,000	135,732
4.500% 11/15/31 (b)	200,000	129,044
6.500% 2/01/29 (b)	250,000	182,471
DISH DBS Corp.
5.250% 12/01/26 (b)	120,000	94,655
5.750% 12/01/28 (b)	120,000	83,198
Fox Corp.
5.476% 1/25/39	90,000	85,805

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 10/13/33	$120,000	$125,702
Time Warner Cable Enterprises LLC
8.375% 7/15/33	20,000	22,097
Time Warner Cable LLC
6.550% 5/01/37	50,000	47,350
6.750% 6/15/39	120,000	116,084
7.300% 7/01/38	100,000	101,196
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	210,000	191,972
Walt Disney Co.
6.200% 12/15/34	20,000	21,731
6.650% 11/15/37	50,000	56,212
		4,967,431
Mining — 0.6%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	225,748
Barrick North America Finance LLC
5.700% 5/30/41	80,000	79,062
5.750% 5/01/43	80,000	79,384
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	93,305
First Quantum Minerals Ltd.
6.875% 10/15/27 (b)	230,000	224,700
8.625% 6/01/31 (b)	200,000	199,664
Freeport-McMoRan, Inc.
4.550% 11/14/24	10,000	9,948
4.625% 8/01/30	120,000	115,441
5.450% 3/15/43	416,000	395,129
Glencore Funding LLC
3.875% 10/27/27 (b)	90,000	85,886
4.000% 3/27/27 (b)	270,000	260,270
Southern Copper Corp.
5.250% 11/08/42	450,000	420,153
		2,188,690
Miscellaneous - Manufacturing — 0.0%
Eaton Corp.
4.150% 11/02/42	40,000	33,986
Multi-National — 0.4%
Inter-American Development Bank
7.350% 10/06/30 INR (f)	114,000,000	1,384,269
Oil & Gas — 1.9%
BP Capital Markets America, Inc.
3.000% 2/24/50	320,000	208,259
3.588% 4/14/27	100,000	96,164
3.633% 4/06/30	120,000	111,816
Chevron Corp.
1.995% 5/11/27	110,000	101,636
3.078% 5/11/50	20,000	13,651
ConocoPhillips Co.
6.950% 4/15/29	75,000	81,293
Continental Resources, Inc.
2.268% 11/15/26 (b)	70,000	64,990
4.375% 1/15/28	130,000	124,982

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.750% 1/15/31 (b)	$240,000	$235,986
Coterra Energy, Inc.
3.900% 5/15/27	310,000	298,198
4.375% 3/15/29	220,000	210,384
Devon Energy Corp.
4.750% 5/15/42	10,000	8,374
5.000% 6/15/45	410,000	349,491
5.250% 10/15/27	32,000	31,899
5.600% 7/15/41	140,000	130,243
5.850% 12/15/25	120,000	120,298
5.875% 6/15/28	26,000	26,084
7.875% 9/30/31	330,000	372,904
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	9,556
3.500% 12/01/29	160,000	147,551
Ecopetrol SA
5.875% 5/28/45	770,000	551,999
EOG Resources, Inc.
3.900% 4/01/35	200,000	179,037
4.375% 4/15/30	60,000	58,550
4.950% 4/15/50	140,000	128,356
EQT Corp.
3.900% 10/01/27	280,000	267,624
7.000% STEP 2/01/30 (c)	50,000	53,061
Exxon Mobil Corp.
3.482% 3/19/30	190,000	177,139
4.114% 3/01/46	200,000	165,231
4.327% 3/19/50	20,000	16,843
KazMunayGas National Co. JSC
5.375% 4/24/30 (b) (c)	200,000	194,820
Occidental Petroleum Corp.
4.400% 4/15/46	70,000	54,940
4.625% 6/15/45	80,000	63,229
6.600% 3/15/46 (c)	660,000	688,534
Petrobras Global Finance BV
5.999% 1/27/28 (c)	780,000	778,881
Petroleos Mexicanos
6.875% 8/04/26	160,000	156,684
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	37,514
2.150% 1/15/31	190,000	159,520
Reliance Industries Ltd.
3.625% 1/12/52 (b)	330,000	230,712
Shell International Finance BV
2.750% 4/06/30	160,000	142,669
3.250% 4/06/50	190,000	131,904
4.000% 5/10/46	180,000	144,770
4.550% 8/12/43	70,000	62,383
Southwestern Energy Co.
4.750% 2/01/32	60,000	55,196
5.375% 3/15/30	20,000	19,322
		7,262,677
Oil & Gas Services — 0.0%
Halliburton Co.
4.850% 11/15/35	20,000	19,023
5.000% 11/15/45	110,000	99,576

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	$31,000	$29,606
		148,205
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31	100,000	84,578
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.600% 11/21/24	290,000	286,804
2.950% 11/21/26	260,000	247,844
3.200% 11/21/29	540,000	495,505
3.600% 5/14/25	130,000	127,897
3.800% 3/15/25	180,000	177,780
4.250% 11/21/49	20,000	16,667
4.550% 3/15/35	90,000	85,370
4.800% 3/15/29	150,000	149,420
4.875% 11/14/48	20,000	18,374
4.950% 3/15/31	60,000	59,844
5.050% 3/15/34	90,000	89,737
Becton Dickinson & Co.
4.685% 12/15/44	18,000	15,859
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	205,591
3.400% 7/26/29	19,000	17,705
5.100% 2/22/31	80,000	80,307
5.200% 2/22/34	230,000	229,531
5.550% 2/22/54	30,000	29,576
5.650% 2/22/64	40,000	39,074
Cigna Group
4.375% 10/15/28	160,000	155,371
4.800% 8/15/38	190,000	174,581
4.900% 12/15/48	100,000	87,891
CVS Health Corp.
1.875% 2/28/31	30,000	24,071
2.125% 9/15/31	140,000	112,398
3.750% 4/01/30	150,000	138,041
4.125% 4/01/40	120,000	96,943
4.250% 4/01/50	30,000	22,822
4.300% 3/25/28	168,000	162,224
5.050% 3/25/48	280,000	241,250
5.125% 7/20/45	100,000	88,006
CVS Pass-Through Trust
5.880% 1/10/28	41,759	40,866
6.036% 12/10/28	40,993	41,095
6.943% 1/10/30	24,575	24,839
Eli Lilly & Co.
4.700% 2/09/34	200,000	196,105
5.000% 2/09/54	30,000	28,649
5.100% 2/09/64	160,000	152,816
Johnson & Johnson
3.625% 3/03/37	180,000	157,096
Merck & Co., Inc.
1.450% 6/24/30	120,000	99,283
2.750% 12/10/51	200,000	125,037
Pfizer, Inc.
1.700% 5/28/30	250,000	210,430

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	$900,000	$844,684
7.125% 1/31/25	390,000	390,944
		5,988,327
Pipelines — 2.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250% 7/15/32 (b)	60,000	61,689
Cameron LNG LLC
2.902% 7/15/31 (b)	40,000	34,432
3.302% 1/15/35 (b)	130,000	107,045
Cheniere Energy Partners LP
3.250% 1/31/32	170,000	145,099
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	260,000	265,699
6.544% 11/15/53 (b)	40,000	42,148
El Paso Natural Gas Co. LLC
8.375% 6/15/32	199,000	230,180
Energy Transfer LP
2.900% 5/15/25	170,000	165,831
3.750% 5/15/30	410,000	377,161
4.950% 6/15/28	50,000	49,339
5.250% 4/15/29	80,000	79,683
5.300% 4/01/44	20,000	17,992
5.400% 10/01/47	40,000	35,784
5.550% 5/15/34	100,000	98,968
6.100% 2/15/42	140,000	136,959
6.250% 4/15/49	230,000	228,801
5 yr. CMT + 5.694% 6.500% VRN (d)	50,000	49,318
5 yr. CMT + 5.134% 6.750% VRN (d)	160,000	159,191
5 yr. CMT + 5.306% 7.125% VRN (d)	150,000	148,581
Enterprise Products Operating LLC
3.700% 1/31/51	260,000	191,671
4.150% 10/16/28	900,000	870,044
4.850% 1/31/34	220,000	213,642
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	40,000	37,360
5.700% 2/15/42	40,000	40,018
EQM Midstream Partners LP
5.500% 7/15/28	10,000	9,847
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	27,712
MPLX LP
4.500% 4/15/38	70,000	61,037
4.700% 4/15/48	210,000	172,735
4.800% 2/15/29	190,000	186,236
4.875% 12/01/24	90,000	89,615
5.500% 2/15/49	40,000	36,898
ONEOK, Inc.
5.550% 11/01/26	50,000	50,204
5.800% 11/01/30	80,000	81,888
6.050% 9/01/33	140,000	144,142
6.625% 9/01/53	220,000	234,770
Southern Natural Gas Co. LLC
8.000% 3/01/32 (c)	148,000	168,066
Targa Resources Corp.
4.200% 2/01/33	60,000	53,951
4.950% 4/15/52	40,000	34,087

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	$130,000	$124,053
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	61,728
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (b)	80,000	68,169
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	235,862
4.050% STEP 2/01/30	850,000	790,541
5.250% STEP 2/01/50	230,000	201,595
5.500% 8/15/48	20,000	17,384
Williams Cos., Inc.
3.750% 6/15/27	90,000	86,382
5.150% 3/15/34	170,000	165,857
7.500% 1/15/31	200,000	220,967
7.750% 6/15/31	350,000	386,344
		7,496,705
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	9,916
5.375% 4/15/26	40,000	39,673
Service Properties Trust
8.375% 6/15/29	90,000	88,471
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	218,360
		356,420
Retail — 0.3%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	172,583
1.600% 4/20/30	110,000	92,460
Home Depot, Inc.
2.700% 4/15/30	70,000	62,361
3.300% 4/15/40	120,000	93,477
3.350% 4/15/50	190,000	134,943
3.900% 12/06/28	30,000	28,981
3.900% 6/15/47	40,000	31,551
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	48,521
McDonald's Corp.
3.500% 7/01/27	100,000	95,831
3.600% 7/01/30	190,000	175,941
3.625% 9/01/49	40,000	28,994
3.800% 4/01/28	110,000	105,625
4.200% 4/01/50	140,000	111,596
Walmart, Inc.
1.500% 9/22/28	80,000	70,664
1.800% 9/22/31 (c)	40,000	32,958
		1,286,486
Semiconductors — 0.3%
Broadcom, Inc.
3.137% 11/15/35 (b)	340,000	272,268
Intel Corp.
1.600% 8/12/28	130,000	113,790

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.050% 8/12/51	$50,000	$31,716
4.750% 3/25/50	20,000	17,215
5.125% 2/10/30	100,000	100,418
Micron Technology, Inc.
5.300% 1/15/31	100,000	99,775
5.875% 2/09/33	60,000	61,293
NVIDIA Corp.
3.700% 4/01/60	170,000	128,556
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.700% 5/01/25	120,000	117,155
Texas Instruments, Inc.
1.750% 5/04/30	110,000	92,932
		1,035,118
Software — 0.2%
Microsoft Corp.
2.921% 3/17/52	27,000	18,329
Oracle Corp.
1.650% 3/25/26	240,000	224,963
2.875% 3/25/31	280,000	241,773
2.950% 4/01/30	20,000	17,787
3.600% 4/01/50	10,000	6,999
4.650% 5/06/30	100,000	97,987
Salesforce, Inc.
3.700% 4/11/28	50,000	48,199
		656,037
Telecommunications — 1.2%
AT&T, Inc.
2.250% 2/01/32	20,000	16,224
2.300% 6/01/27	250,000	231,263
2.550% 12/01/33	60,000	47,709
3.500% 9/15/53	130,000	88,249
3.550% 9/15/55	183,000	123,377
3.650% 9/15/59	60,000	40,237
3.800% 12/01/57	10,000	6,986
4.350% 6/15/45	101,000	83,755
5.350% 9/01/40	40,000	38,340
5.550% 8/15/41	40,000	38,965
Rogers Communications, Inc.
5.300% 2/15/34	130,000	127,563
T-Mobile USA, Inc.
2.250% 2/15/26	70,000	66,471
2.250% 11/15/31	70,000	57,211
2.550% 2/15/31	130,000	110,354
2.625% 2/15/29	170,000	152,264
2.875% 2/15/31	170,000	147,426
3.000% 2/15/41	60,000	42,933
3.300% 2/15/51	20,000	13,502
3.375% 4/15/29	70,000	64,643
3.500% 4/15/25	350,000	344,105
3.500% 4/15/31	380,000	341,398
3.750% 4/15/27	50,000	48,058
3.875% 4/15/30	190,000	177,617
5.150% 4/15/34	90,000	88,458
Telefonica Emisiones SA
5.213% 3/08/47	150,000	132,487

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc.
1.750% 1/20/31	$280,000	$226,596
2.550% 3/21/31	282,000	239,590
2.650% 11/20/40	120,000	82,653
3.400% 3/22/41	40,000	30,588
3.850% 11/01/42	40,000	31,726
3.875% 2/08/29	130,000	123,558
4.000% 3/22/50	100,000	77,891
4.329% 9/21/28	440,000	427,833
4.400% 11/01/34	270,000	250,193
4.500% 8/10/33	30,000	28,203
5.250% 3/16/37	170,000	167,931
5.500% 3/16/47	30,000	29,970
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (b)	200,000	168,675
		4,515,002
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	50,000	46,573
2.891% 4/06/36	270,000	217,497
3.750% 2/05/70	150,000	104,675
3.839% 3/20/60	120,000	88,110
		456,855

TOTAL CORPORATE DEBT (Cost $99,856,108)		91,833,051

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Automobile Asset-Backed Securities — 0.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A, 5.230% 12/20/30 (b)	430,000	425,628
Series 2024-1A, Class A, 5.360% 6/20/30 (b)	480,000	481,328
		906,956
Commercial Mortgage-Backed Securities — 2.6%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.184%
6.513% FRN 8/15/34 (b)	511,510	506,703
Bank
Series 2017-BNK4, Class XA, 1.495% VRN 5/15/50 (e)	2,962,805	82,039
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,465	249,457
Series 2022-BNK40, Class A4, 3.506% VRN 3/15/64 (e)	270,000	237,408
Bank5 Trust, Series 2024-5YR6, Class C,
7.199% VRN 5/15/57 (e)	230,000	234,025
Benchmark Mortgage Trust, Series 2021-B29, Class XA,
1.138% VRN 9/15/54 (e)	2,488,940	110,721
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 6.494% FRN 9/15/38 (b)	140,000	138,862
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 7.227% FRN 4/15/37 (b)	170,000	170,000
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 1 mo. USD Term SOFR + 0.767% 6.096% FRN 5/15/38 (b)	598,389	590,909

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.844% 6.174% FRN 10/15/36 (b)	$654,667	$646,483
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.392% 6.721% FRN 3/15/41 (b)	182,207	181,068
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 7.090% FRN 12/09/40 (b)	240,000	239,700
Series 2024-KING, Class E, 1 mo. USD Term SOFR + 3.688% 9.017% FRN 5/15/34 (b)	380,000	378,110
BX Trust, Series 2021-LBA, Class AV, 1 mo. USD Term SOFR + 0.914%
6.244% FRN 2/15/36 (b)	197,702	195,355
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	130,000	120,738
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (e)	350,000	345,051
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	166,269
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	76,609
Series 2017-CHOP, Class G, U.S. (Fed) Prime Rate + 2.294% 10.794% FRN 7/15/32 (b)	750,000	724,328
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.632% 8/10/49	113,500	107,674
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A,
6.038% VRN 1/15/41 (b) (e)	240,000	239,728
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B,
7.795% VRN 11/10/39 (b) (e)	440,000	454,665
GS Mortgage Securities Corp. II, Series 2024-70P, Class E,
9.263% VRN 3/10/41 (b) (e)	260,000	261,272
GS Mortgage Securities Corp. Trust, Series 2018-SRP5, Class A, 1 mo. USD Term SOFR + 1.847%
7.176% FRN 9/15/31 (b)	489,575	347,907
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B,
4.777% VRN 8/15/48 (e)	160,000	140,678
LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.091%
7.420% FRN 3/15/36 (b)	30,831	30,822
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
6.014% VRN 12/15/56 (e)	280,000	292,873
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.727% FRN 3/15/39 (b)	190,000	187,684
NJ Trust, Series 2023-GSP, Class A,
6.697% VRN 1/06/29 (b) (e)	220,000	226,831
NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.641%
6.970% FRN 3/15/41 (b)	290,000	289,275
PFP Ltd., Series 2021-8, Class A, 1 mo. USD Term SOFR + 1.114%
6.445% FRN 8/09/37 (b)	126,807	125,222
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (b)	320,000	302,856
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.418% 12/15/50	150,502	142,562
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	159,790
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.735% VRN 8/15/52 (e)	5,308,377	319,547
Series 2017-C42, Class D, 2.800% VRN 12/15/50 (b) (e)	710,000	520,082
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (e)	190,000	179,122

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (e)	$190,000	$175,693
		9,898,118
Home Equity Asset-Backed Securities — 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074%
6.420% FRN 11/25/33	1,150,827	1,160,889
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD Term SOFR + 0.654%
6.000% FRN 3/25/36	283,124	135,353
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD Term SOFR + 1.114%
6.460% FRN 9/25/34	318,460	321,491
		1,617,733
Other Asset-Backed Securities — 1.8%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000%
7.325% FRN 4/20/36 (b)	220,000	221,756
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750%
7.079% FRN 10/15/36 (b)	490,000	493,549
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, 3 mo. USD Term SOFR + 1.480%
6.819% FRN 7/15/37 (b)	190,000	190,000
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800%
7.178% FRN 10/20/36 (b)	220,000	221,532
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
6.699% FRN 7/17/34 (b)	220,000	220,204
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (b)	596,224	514,639
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282%
6.610% FRN 4/15/31 (b)	244,921	245,075
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, 3 mo. USD Term SOFR + 1.520%
6.841% FRN 4/20/37 (b)	190,000	191,024
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
6.831% FRN 4/20/37 (b)	210,000	211,453
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200%
7.529% FRN 7/15/36 (b)	290,000	293,476
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320%
6.645% FRN 1/22/35 (b)	250,000	250,187
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (b)	534,870	475,716
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (b)	667,842	596,869
Mosaic Solar Loan Trust, Series 2021-3A, Class B
1.920% 6/20/52 (b)	667,403	520,695
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.750% FRN 7/15/34 (b)	250,000	250,259

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750%
7.077% FRN 11/16/36 (b)	$400,000	$403,000
Rad CLO 22 Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830%
7.202% FRN 1/20/37 (b)	430,000	435,104
Storm King Park CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 2.050%
7.379% FRN 10/15/35 (b)	250,000	250,886
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.640%
6.969% FRN 1/14/34 (b)	410,000	410,940
US Small Business Administration
Series 2019-25G, Class 1, 2.690% 7/01/44	168,942	150,282
Series 2019-20D, Class 1, 2.980% 4/01/39	110,567	99,333
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.320%
6.659% FRN 7/24/36 (b)	330,000	330,000
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 3 mo. USD Term SOFR + 1.482%
6.805% FRN 10/24/34 (b)	150,000	150,190
		7,126,169
Student Loans Asset-Backed Securities — 0.4%
College Avenue Student Loans LLC, Series 2019-A, Class A2
3.280% 12/28/48 (b)	189,880	175,858
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.220% 7/15/69 (b)	220,734	200,278
Series 2020-IA, Class A1A, 1.330% 4/15/69 (b)	276,018	245,674
SMB Private Education Loan Trust
Series 2020-A, Class A2A, 2.230% 9/15/37 (b)	297,993	280,135
Series 2021-A, Class B, 2.310% 1/15/53 (b)	538,269	505,674
		1,407,619
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD Term SOFR + 7.536%
2.190% FRN 11/25/35	607,327	105,296
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1, 5.108% VRN 7/25/62 (b) (e)	278,056	276,069
Series 2024-NQM3, Class A1, 6.191% STEP 3/25/64 (b)	491,977	493,323
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD Term SOFR + 0.464%
5.789% FRN 5/25/37	1,170,220	611,717
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B
0.702% 11/26/37 (b) (e)	986,136	868,223
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
4.931% VRN 10/25/35 (e)	43,881	23,347
HOMES Trust, Series 2023-NQM1, Class A1,
6.182% STEP 1/25/68 (b)	442,835	443,307
IndyMac INDX Mortgage Loan Trust, Series 2005-AR18, Class 1A1, 1 mo. USD Term SOFR + 0.734%
6.080% FRN 10/25/36	648,515	279,006
JP Morgan Mortgage Trust, Series 2018-3, Class A1,
3.500% VRN 9/25/48 (b) (e)	215,914	187,668
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.500% VRN 2/25/54 (b) (e)	468,685	471,413

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-INV3, Class A1, 6.500% VRN 6/25/54 (b) (e)	$400,000	$402,328
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (e)	730,000	604,148
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (e)	176,005	164,069
OBX Trust
Series 2022-NQM6, Class A1, 4.700% STEP 7/25/62 (b)	450,326	440,744
Series 2024-NQM1, Class A1, 5.928% STEP 11/25/63 (b)	442,457	441,487
Series 2023-NQM3, Class A1, 5.949% STEP 2/25/63 (b)	414,615	413,985
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.000% 5/25/35 (b)	405,591	334,448
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (b)	378,292	380,070
RCKT Mortgage Trust, Series 2024-INV1, Class A1,
6.500% VRN 6/25/54 (b) (e)	600,000	603,492
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
5.707% VRN 8/25/36 (e)	132,262	90,177
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 4A1, 1 yr. MTA + 2.150%
7.303% FRN 3/25/46	85,317	75,813
Towd Point Mortgage Trust, Series 2017-4, Class B2,
3.668% VRN 6/25/57 (b) (e)	740,000	606,673
		8,316,803
Whole Loan Collateral Planned Amortization Classes — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6,
6.761% FRN 7/25/36	38,265	29,594
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1B, 1 yr. MTA + 1.000%
6.153% FRN 2/25/46	413,053	345,053

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,073,128)		29,648,045

SOVEREIGN DEBT OBLIGATIONS — 3.0%
Argentina Republic Government International Bond,
3.500% STEP 7/09/41	110,000	42,778
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (f)	3,328,000	543,722
10.000% 1/01/33 BRL (f)	3,703,000	555,171
Colombia Government International Bond
3.250% 4/22/32	430,000	328,942
4.125% 2/22/42	440,000	286,086
Indonesia Government International Bond
5.125% 1/15/45 (b) (c)	220,000	213,675
Israel Government International Bond
2.750% 7/03/30	310,000	261,327
Mexican Bonos
7.750% 11/23/34 MXN (f)	17,120,000	805,253
7.750% 11/13/42 MXN (f)	46,165,600	2,032,800
8.000% 11/07/47 MXN (f)	76,980,000	3,434,625
8.500% 5/31/29 MXN (f)	18,880,000	970,997
Mexico Government International Bond
4.750% 3/08/44	730,000	584,719

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nigeria Government International Bond
7.143% 2/23/30 (b)	$210,000	$182,333
Peruvian Government International Bond
6.550% 3/14/37	210,000	224,070
Provincia de Buenos Aires/Government Bond,
6.375% STEP 9/01/37 (b)	1,884,883	775,158
Republic of Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	276,073
		11,517,729

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $14,067,758)		11,517,729

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 38.0%
Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KG06, Class X1, 0.626% VRN 10/25/31 (e)	3,095,439	92,288
Series K741, Class X1, 0.650% VRN 12/25/27 (e)	2,974,521	46,992
Series K124, Class X1, 0.808% VRN 12/25/30 (e)	2,883,135	105,379
Series K094, Class X1, 1.013% VRN 6/25/29 (e)	986,793	35,470
Series K743, Class X1, 1.021% VRN 5/25/28 (e)	3,969,411	119,836
Series KC05, Class X1, 1.363% VRN 6/25/27 (e)	1,526,289	31,502
Series K736, Class X1, 1.405% VRN 7/25/26 (e)	1,998,891	40,101
Series K115, Class X1, 1.424% VRN 6/25/30 (e)	1,388,843	86,438
Series K110, Class X1, 1.811% VRN 4/25/30 (e)	1,387,305	102,942
Federal Home Loan Mortgage Corp. Reference REMICS Series R007, Class ZA 6.000% 5/15/36	43,037	43,819
Federal Home Loan Mortgage Corp. REMICS
Series 3422, Class AI, 0.250% STEP 1/15/38	5,669	41
Series 3621, Class SB, 30 day USD SOFR Average + 6.116% 0.783% FRN 1/15/40	16,504	1,408
Series 4203, Class PS, 30 day USD SOFR Average + 6.136% 0.803% FRN 9/15/42	69,680	4,642
Series 3973, Class SA, 30 day USD SOFR Average + 6.376% 1.043% FRN 12/15/41	103,167	9,890
Series 5092, Class AP, 2.000% 4/25/41	75,308	64,066
Series 5018, Class MI, 2.000% 10/25/50	316,388	41,822
Series 5293, Class IO, 2.000% 3/25/51	915,730	116,444
Series 5085, Class NI, 2.000% 3/25/51	569,613	70,625
Series 5140, Class NI, 2.500% 5/25/49	255,022	36,722
Series 5010, Class IK, 2.500% 9/25/50	189,875	28,928
Series 5010, Class JI, 2.500% 9/25/50	454,384	74,152
Series 5013, Class IN, 2.500% 9/25/50	234,074	40,001
Series 5040, Class IB, 2.500% 11/25/50	132,958	19,831
Series 5274, Class IO, 2.500% 1/25/51	633,845	103,393
Series 5059, Class IB, 2.500% 1/25/51	717,017	124,370
Series 5069, Class MI, 2.500% 2/25/51	71,291	10,326
Series 5377, Class IO, 2.500% 12/25/51	866,832	113,566
Series 4391, Class MZ, 3.000% 9/15/44	267,857	228,797
Series 4793, Class CB, 3.000% 5/15/48	166,952	144,691
Series 4793, Class CD, 3.000% 6/15/48	106,344	92,058
Series 4813, Class CJ, 3.000% 8/15/48	92,095	77,345
Series 5224, Class HL, 4.000% 4/25/52	400,000	353,370
Federal Home Loan Mortgage Corp. STRIPS
Series 353, Class S1, 30 day USD SOFR Average + 5.886% 0.553% FRN 12/15/46	173,136	15,631

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 334, Class S7, 30 day USD SOFR Average + 5.986% 0.653% FRN 8/15/44	$73,977	$7,207
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,017	93,052
Federal National Mortgage Association Interest STRIPS
Series 409, Class C2, 3.000% 4/25/27	19,020	549
Series 409, Class C13, 3.500% 11/25/41	43,135	6,231
Series 409, Class C18, 4.000% 4/25/42	49,440	8,335
Series 409, Class C22, 4.500% 11/25/39	31,976	5,980
Federal National Mortgage Association REMICS
Series 2013-124, Class SB, 30 day USD SOFR Average + 5.836% 0.500% FRN 12/25/43	171,111	15,071
Series 2016-61, Class BS, 30 day USD SOFR Average + 5.986% 0.650% FRN 9/25/46	55,938	2,939
Series 2017-76, Class SB, 30 day USD SOFR Average + 5.986% 0.650% FRN 10/25/57	386,485	42,590
Series 2012-133, Class CS, 30 day USD SOFR Average + 6.036% 0.700% FRN 12/25/42	53,218	6,294
Series 2012-134, Class SK, 30 day USD SOFR Average + 6.036% 0.700% FRN 12/25/42	101,239	10,613
Series 2013-54, Class BS, 30 day USD SOFR Average + 6.036% 0.700% FRN 6/25/43	123,694	11,892
Series 2017-85, Class SC, 30 day USD SOFR Average + 6.086% 0.750% FRN 11/25/47	101,233	8,047
Series 2012-35, Class SC, 30 day USD SOFR Average + 6.386% 1.050% FRN 4/25/42	47,465	4,979
Series 2011-87, Class SG, 30 day USD SOFR Average + 6.436% 1.100% FRN 4/25/40	19,994	141
Series 2011-96, Class SA, 30 day USD SOFR Average + 6.436% 1.100% FRN 10/25/41	96,161	6,312
Series 2012-74, Class SA, 30 day USD SOFR Average + 6.536% 1.200% FRN 3/25/42	22,024	1,103
Series 2005-88, Class IP, 1.206% FRN 10/25/35 (e)	16,913	686
Series 2006-28, Class IP, 1.301% VRN 3/25/36 (e)	21,797	1,333
Series 2021-65, Class JA, 2.000% 1/25/46	69,835	59,924
Series 2020-57, Class TA, 2.000% 4/25/50	187,256	157,005
Series 2020-47, Class GZ, 2.000% 7/25/50	324,964	183,324
Series 2023-2, Class CI, 2.000% 10/25/50	915,198	116,067
Series 2020-97, Class AI, 2.000% 1/25/51	169,150	23,437
Series 2006-59, Class IP, 2.007% FRN 7/25/36 (e)	48,323	2,800
Series 2014-6, Class Z, 2.500% 2/25/44	259,424	217,623
Series 2020-56, Class DI, 2.500% 8/25/50	219,643	37,609
Series 2020-74, Class EI, 2.500% 10/25/50	144,339	24,535
Series 2020-89, Class DI, 2.500% 12/25/50	1,002,331	154,375
Series 2021-3, Class QI, 2.500% 2/25/51	752,617	118,709
Series 2012-118, Class VZ, 3.000% 11/25/42	123,533	109,253
Series 2024-18, Class IO, 4.000% 11/25/49	1,461,906	265,519
Series 2011-59, Class NZ, 5.500% 7/25/41	207,405	210,416
Series 2013-9, Class CB, 5.500% 4/25/42	164,459	164,981
Series 2006-118, Class IP1, 5.682% FRN 12/25/36 (e)	43,154	3,633
Series 2006-118, Class IP2, 5.682% FRN 12/25/36 (e)	33,588	1,414
Series 2012-46, Class BA, 6.000% 5/25/42	42,064	42,528
Series 2012-28, Class B, 6.500% 6/25/39	1,742	1,753
Series 2013-9, Class BC, 6.500% 7/25/42	49,688	51,564
Series 2012-51, Class B, 7.000% 5/25/42	34,812	36,650
Federal National Mortgage Association-ACES
Series 2020-M36, Class X1 1.544% 9/25/34 (e)	1,134,337	65,392

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FREMF Mortgage Trust
Series 2019-KF58, Class B 30 day USD SOFR Average + 2.264% 7.589% 1/25/26 (b)	$506,574	$501,804
Government National Mortgage Association
Series 2012-144, Class IO, 0.328% VRN 1/16/53 (e)	1,955,930	12,777
Series 2012-135, Class IO, 0.337% VRN 1/16/53 (e)	2,161,660	34,437
Series 2014-186, Class IO, 0.370% VRN 8/16/54 (e)	326,999	3,158
Series 2017-41, Class IO, 0.570% VRN 7/16/58 (e)	434,809	11,076
Series 2021-60, Class IO, 0.826% VRN 5/16/63 (e)	2,227,098	131,975
Series 2020-91, Class IU, 0.989% VRN 5/16/62 (e)	3,628,870	247,233
Series 2016-113, Class IO, 1.170% VRN 2/16/58 (e)	4,113,234	262,655
Series 2022-3, Class B, 1.850% 2/16/61	200,000	101,557
Series 2023-92, Class AH, 2.000% 6/16/64	699,830	525,867
Series 2013-107, Class AD, 2.802% VRN 11/16/47 (e)	130,266	117,433
Series 2022-196, Class BE, 3.000% VRN 10/16/64 (e)	200,000	136,362
Series 2022-220, Class E, 3.000% VRN 10/16/64 (e)	100,000	74,293
Government National Mortgage Association REMICS
Series 2013-150, Class IA, 0.000% FRN 11/20/42 (e)	14,938	530
Series 2017-H18, Class BI, 0.048% VRN 9/20/67 (e)	2,363,739	82,847
Series 2017-H20, Class IB, 0.252% VRN 10/20/67 (e)	47,020	1,678
Series 2016-135, Class SB, 1 mo. USD Term SOFR + 5.986% 0.657% FRN 10/16/46	93,451	10,630
Series 2016-21, Class ST, 1 mo. USD Term SOFR + 6.036% 0.697% FRN 2/20/46	48,960	4,957
Series 2017-H15, Class KI, 0.884% VRN 7/20/67 (e)	96,319	5,580
Series 2010-85, Class HS, 1 mo. USD Term SOFR + 6.536% 1.197% FRN 1/20/40	463	1
Series 2012-H27, Class AI, 1.725% VRN 10/20/62 (e)	140,633	4,728
Series 2020-181, Class WI, 2.000% 12/20/50	1,243,738	139,535
Series 2021-188, Class PA, 2.000% 10/20/51	459,396	366,520
Series 2022-9, Class GA, 2.000% 1/20/52	160,248	129,317
Series 2020-123, Class NI, 2.500% 8/20/50	357,604	49,166
Series 2020-123, Class IL, 2.500% 8/20/50	127,128	16,563
Series 2020-127, Class IN, 2.500% 8/20/50	138,754	19,168
Series 2020-129, Class IE, 2.500% 9/20/50	145,428	19,749
Series 2020-160, Class IH, 2.500% 10/20/50	150,630	20,928
Series 2020-160, Class YI, 2.500% 10/20/50	583,095	79,629
Series 2020-160, Class VI, 2.500% 10/20/50	216,478	30,097
Series 2021-115, Class MI, 2.500% 5/20/51	292,901	32,475
Series 2022-189, Class PT, 2.500% 10/20/51	271,372	223,070
Series 2013-53, Class OI, 3.500% 4/20/43	212,883	23,598
Series 2020-47, Class MI, 3.500% 4/20/50	229,454	40,673
Series 2020-47, Class NI, 3.500% 4/20/50	66,487	11,866
Series 2014-176, Class IA, 4.000% 11/20/44	31,702	5,871
Series 2015-167, Class OI, 4.000% 4/16/45	39,416	7,408
Series 2016-84, Class IG, 4.500% 11/16/45	183,063	35,513
Series 2018-H07, Class FD, 1 mo. USD Term SOFR + 0.414% 5.737% FRN 5/20/68	110,840	110,169
Series 2010-H28, Class FE, 1 mo. USD Term SOFR + 0.514% 5.837% FRN 12/20/60	35,240	35,089
Series 2020-H13, Class FA, 1 mo. USD Term SOFR + 0.564% 5.887% FRN 7/20/70	184,934	183,069
Series 2020-H13, Class FC, 1 mo. USD Term SOFR + 0.564% 5.887% FRN 7/20/70	44,931	44,469
Series 2011-H08, Class FG, 1 mo. USD Term SOFR + 0.594% 5.917% FRN 3/20/61	32,779	32,690
Series 2011-H09, Class AF, 1 mo. USD Term SOFR + 0.614% 5.937% FRN 3/20/61	15,936	15,886

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-H09, Class FL, 1 mo. USD Term SOFR + 1.264% 6.587% FRN 5/20/70	$356,080	$358,315
Series 2020-H09, Class NF, 1 mo. USD Term SOFR + 1.364% 6.687% FRN 4/20/70	91,448	92,033
		9,153,195
Pass-Through Securities — 34.9%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	280,641	228,661
Pool #RB5110 1.500% 5/01/41	625,375	507,786
Pool #RB5117 1.500% 7/01/41	477,287	387,543
Pool #RA4537 1.500% 2/01/51	79,131	59,603
Pool #RB5071 2.000% 9/01/40	58,142	48,798
Pool #SC0093 2.000% 10/01/40	268,672	225,492
Pool #RB5105 2.000% 3/01/41	216,438	181,044
Pool #SC0160 2.000% 7/01/41	225,159	189,464
Pool #RB5121 2.000% 8/01/41	156,825	130,689
Pool #SC0188 2.000% 9/01/41	77,265	64,944
Pool #RB5125 2.000% 9/01/41	787,424	656,194
Pool #RB5131 2.000% 10/01/41	160,265	133,556
Pool #SC0206 2.000% 11/01/41	155,197	130,448
Pool #RB5138 2.000% 12/01/41	244,940	203,583
Pool #RB0714 2.000% 12/01/41	82,374	68,929
Pool #SC0313 2.000% 1/01/42	708,735	589,069
Pool #QK1354 2.000% 2/01/42	82,905	68,907
Pool #RB5145 2.000% 2/01/42	335,197	278,601
Pool #SC0384 2.000% 4/01/42	367,304	307,238
Pool #RB5153 2.000% 4/01/42	257,464	213,349
Pool #SC0319 2.000% 4/01/42	87,440	72,867
Pool #SI2038 2.000% 7/01/50	368,875	291,607
Pool #SD8079 2.000% 7/01/50	226,212	178,828
Pool #RA3882 2.000% 11/01/50	295,452	233,379
Pool #QB8602 2.000% 2/01/51	70,546	56,629
Pool #QB9087 2.000% 2/01/51	335,302	268,314
Pool #QB9482 2.000% 3/01/51	69,589	55,360
Pool #QC0041 2.000% 3/01/51	72,030	57,302
Pool #QC0160 2.000% 3/01/51	60,614	48,296
Pool #QC0161 2.000% 3/01/51	74,023	58,887
Pool #QB9290 2.000% 3/01/51	231,977	184,980
Pool #SD0573 2.000% 4/01/51	131,613	105,566
Pool #QC0885 2.000% 4/01/51	74,371	59,652
Pool #QC1164 2.000% 4/01/51	68,121	54,469
Pool #SD0745 2.000% 11/01/51	82,098	65,312
Pool #840698 5 yr. CMT + 1.285% 2.140% FRN 3/01/47	16,550	15,463
Pool #RB5149 2.500% 3/01/42	83,582	71,845
Pool #RB5154 2.500% 4/01/42	171,018	147,003
Pool #SD7521 2.500% 7/01/50	248,528	207,570
Pool #SD7525 2.500% 10/01/50	130,539	109,027
Pool #QB5092 2.500% 11/01/50	136,800	114,170
Pool #QB5093 2.500% 11/01/50	71,505	59,542
Pool #RA3913 2.500% 11/01/50	406,176	338,985
Pool #RA4175 2.500% 12/01/50	344,575	286,066
Pool #RA4142 2.500% 12/01/50	67,855	56,630
Pool #QC0165 2.500% 3/01/51	69,128	57,887
Pool #QC5830 2.500% 8/01/51	160,280	133,465
Pool #SD2991 2.500% 9/01/51	90,416	75,375
Pool #QC6551 2.500% 9/01/51	79,364	66,086
Pool #QC7411 2.500% 9/01/51	83,711	69,523

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD1751 2.500% 10/01/51	$172,775	$143,600
Pool #SD7548 2.500% 11/01/51	811,429	676,184
Pool #SD0849 2.500% 1/01/52	81,541	67,874
Pool #RA6562 2.500% 1/01/52	159,585	133,236
Pool #SD7552 2.500% 1/01/52	417,398	346,654
Pool #QD6079 2.500% 2/01/52	84,200	70,048
Pool #QD8675 2.500% 3/01/52	84,037	69,859
Pool #SD7554 2.500% 4/01/52	1,103,640	918,139
Pool #SD5344 2.500% 4/01/52	98,118	80,537
Pool #SD1749 2.500% 4/01/52	266,737	220,778
Pool #841077 1 yr. USD RFUCCT + 1.619% 2.883% FRN 11/01/47	100,545	97,706
Pool #RB5166 3.000% 7/01/42	86,992	77,064
Pool #SC0340 3.000% 9/01/42	175,236	155,237
Pool #ZT1257 3.000% 1/01/46	125,341	111,829
Pool #G67701 3.000% 10/01/46	503,640	441,564
Pool #G60985 3.000% 5/01/47	1,010,245	884,464
Pool #SD7509 3.000% 11/01/49	43,376	37,694
Pool #QC9154 3.000% 10/01/51	84,989	73,523
Pool #SD0781 3.000% 11/01/51	75,461	64,738
Pool #QD7333 3.000% 2/01/52	87,995	75,560
Pool #RA6954 3.000% 3/01/52	86,350	74,121
Pool #QE0399 3.000% 4/01/52	169,916	145,692
Pool #841076 1 yr. USD RFUCCT + 1.627% 3.007% FRN 11/01/48	385,528	364,485
Pool #841081 1 yr. USD RFUCCT + 1.621% 3.103% FRN 2/01/50	165,050	157,620
Pool #ZS9316 3.500% 1/01/38	227,657	213,643
Pool #Q41209 3.500% 6/01/46	108,088	97,882
Pool #SD1936 3.500% 6/01/52	90,769	80,700
Pool #Q19135 4.000% 6/01/43	20,287	19,213
Pool #Q19236 4.000% 6/01/43	14,541	13,749
Pool #Q19985 4.000% 7/01/43	606,854	573,959
Pool #Q19615 4.000% 7/01/43	19,860	18,791
Pool #G67713 4.000% 6/01/48	416,087	388,904
Pool #SD2866 4.000% 7/01/49	89,563	83,602
Pool #SD5352 4.000% 7/01/50	97,795	91,622
Pool #RA7186 4.000% 4/01/52	249,729	230,533
Pool #SD7560 4.000% 2/01/53	269,472	249,580
Pool #U92272 4.500% 12/01/43	2,245	2,191
Pool #SD2792 4.500% 3/01/47	85,418	83,069
Pool #SD1143 4.500% 9/01/50	75,998	72,595
Pool #SD0615 4.500% 1/01/51	79,282	75,980
Pool #SD1807 4.500% 7/01/52	90,571	86,007
Pool #SD8245 4.500% 9/01/52	2,667,029	2,516,783
Pool #SD8257 4.500% 10/01/52	1,876,908	1,771,173
Pool #SD2394 4.500% 11/01/52	89,523	84,648
Pool #SD1775 4.500% 11/01/52	180,025	170,840
Pool #SD2355 4.500% 12/01/52	90,025	85,123
Pool #SD1305 5.000% 7/01/52	390,631	378,247
Pool #SD2374 5.000% 1/01/53	88,289	85,511
Pool #SD2591 5.000% 3/01/53	182,157	177,146
Pool #RA8790 5.000% 4/01/53	189,774	183,960
Pool #RA8694 5.000% 4/01/53	185,084	180,686
Pool #SD3722 5.000% 5/01/53	88,840	86,423
Pool #SD8268 5.500% 11/01/52	6,100,274	6,021,351
Pool #SD2245 5.500% 12/01/52	90,665	89,832
Pool #SD2138 5.500% 1/01/53	93,605	93,057
Pool #SD2723 5.500% 3/01/53	91,348	90,537
Pool #SD2511 5.500% 4/01/53	89,274	88,419
Pool #QG1295 5.500% 4/01/53	95,290	94,248

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD2762 5.500% 5/01/53	$186,957	$185,356
Pool #SD2756 5.500% 5/01/53	90,475	89,752
Pool #SD3171 5.500% 6/01/53	92,665	91,785
Pool #QG7311 5.500% 7/01/53	94,784	93,865
Pool #RA9437 5.500% 7/01/53	95,365	94,429
Pool #SD3475 5.500% 8/01/53	185,562	183,799
Pool #SD4365 5.500% 9/01/53	94,841	93,969
Pool #QF4924 6.000% 12/01/52	73,402	74,213
Pool #SD3432 6.000% 7/01/53	89,800	90,724
Pool #SD3642 6.000% 9/01/53	186,341	189,177
Pool #SD3737 6.000% 9/01/53	97,129	97,909
Pool #RJ1350 6.000% 4/01/54	99,724	100,556
Pool #G06669 6.500% 9/01/39	6,907	7,203
Pool #G07509 6.500% 9/01/39	6,723	7,043
Pool #QF6690 6.500% 1/01/53	69,803	71,278
Pool #SD2452 6.500% 2/01/53	87,183	89,377
Pool #RA8904 6.500% 4/01/53	167,478	171,640
Pool #RA9081 6.500% 5/01/53	90,121	92,586
Pool #SD2981 6.500% 5/01/53	169,114	172,735
Pool #RJ0954 6.500% 2/01/54	96,984	99,333
Pool #RJ1358 6.500% 4/01/54	99,846	102,265
Pool #G07335 7.000% 3/01/39	14,859	15,850
Federal National Mortgage Association
Pool #MA4473 1.500% 11/01/41	248,046	201,096
Pool #MA4519 1.500% 1/01/42	84,445	68,329
Pool #MA4236 1.500% 1/01/51	159,071	119,517
Pool #MA4280 1.500% 3/01/51	283,705	212,806
Pool #CA7422 2.000% 10/01/40	270,103	226,692
Pool #MA4422 2.000% 9/01/41	78,538	65,449
Pool #MA4474 2.000% 11/01/41	80,475	67,064
Pool #MA4501 2.000% 12/01/41	491,745	408,717
Pool #MA4540 2.000% 2/01/42	248,595	206,621
Pool #MA4586 2.000% 4/01/42	85,622	71,165
Pool #FS4613 2.000% 5/01/42	91,893	76,579
Pool #FS7180 2.000% 5/01/42	96,964	80,592
Pool #FS5191 2.000% 8/01/42	187,192	155,585
Pool #FS7170 2.000% 8/01/42	97,364	81,442
Pool #BQ0254 2.000% 8/01/50	61,615	49,286
Pool #BQ1528 2.000% 9/01/50	61,583	49,260
Pool #BR2641 2.000% 2/01/51	69,624	55,714
Pool #BR2643 2.000% 2/01/51	67,008	53,432
Pool #BR2644 2.000% 2/01/51	65,242	51,943
Pool #BR2664 2.000% 2/01/51	262,516	210,070
Pool #BR3256 2.000% 2/01/51	65,755	52,844
Pool #BR3257 2.000% 2/01/51	68,347	54,864
Pool #BR3286 2.000% 3/01/51	72,430	57,960
Pool #BR4722 2.000% 3/01/51	67,943	54,051
Pool #BR4753 2.000% 3/01/51	76,738	61,360
Pool #BR4756 2.000% 3/01/51	66,575	52,962
Pool #BR5487 2.000% 3/01/51	75,525	60,082
Pool #BR5587 2.000% 3/01/51	74,466	59,333
Pool #BR5633 2.000% 3/01/51	76,477	60,840
Pool #FM6343 2.000% 3/01/51	77,894	61,967
Pool #BQ9453 2.000% 3/01/51	152,652	121,725
Pool #FM6418 2.000% 3/01/51	75,031	60,229
Pool #BR7745 2.000% 4/01/51	69,539	55,603
Pool #BR7744 2.000% 4/01/51	69,299	55,584
Pool #BR8478 2.000% 4/01/51	77,234	61,949

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR8518 2.000% 4/01/51	$72,099	$57,650
Pool #FS4269 2.000% 10/01/51	183,528	146,116
Pool #FS1014 2.000% 2/01/52	82,841	65,850
Pool #FS1015 2.000% 2/01/52	258,336	205,030
Pool #FS1112 2.000% 3/01/52	167,481	133,916
Pool #MA2749 2.500% 9/01/36	35,561	32,145
Pool #FM3123 2.500% 3/01/38	349,735	316,143
Pool #MA4177 2.500% 11/01/40	55,853	48,429
Pool #CA9358 2.500% 3/01/41	72,312	63,016
Pool #CB0100 2.500% 4/01/41	150,220	131,097
Pool #FS0697 2.500% 2/01/42	159,505	138,901
Pool #MA4571 2.500% 3/01/42	82,537	70,946
Pool #FS0995 2.500% 3/01/42	82,416	71,564
Pool #MA4587 2.500% 4/01/42	84,788	72,882
Pool #FS4471 2.500% 9/01/42	90,709	78,084
Pool #BK2620 2.500% 6/01/50	58,661	48,773
Pool #FM4577 2.500% 10/01/50	185,251	153,795
Pool #BM6623 2.500% 10/01/50	86,521	68,342
Pool #CA7257 2.500% 10/01/50	70,021	58,307
Pool #FM5313 2.500% 10/01/50	76,332	63,157
Pool #FM4899 2.500% 11/01/50	148,925	124,010
Pool #BQ5876 2.500% 11/01/50	75,684	63,022
Pool #BQ8435 2.500% 12/01/50	54,498	45,381
Pool #BQ8482 2.500% 12/01/50	51,908	43,224
Pool #FM6460 2.500% 3/01/51	142,099	118,459
Pool #FM7675 2.500% 6/01/51	189,926	158,270
Pool #FM7676 2.500% 6/01/51	79,217	65,840
Pool #CB1136 2.500% 7/01/51	158,431	130,935
Pool #FM7900 2.500% 7/01/51	152,577	126,812
Pool #CB1301 2.500% 8/01/51	628,334	520,072
Pool #BT3303 2.500% 8/01/51	77,113	64,212
Pool #FS0024 2.500% 9/01/51	71,099	59,448
Pool #FM8864 2.500% 10/01/51	152,122	126,672
Pool #CB2276 2.500% 11/01/51	84,666	69,708
Pool #FS0434 2.500% 11/01/51	79,492	66,566
Pool #FS1104 2.500% 11/01/51	79,246	66,062
Pool #FS8108 2.500% 1/01/52	99,177	81,779
Pool #BU2599 2.500% 1/01/52	81,971	68,193
Pool #FS0366 2.500% 1/01/52	80,917	67,658
Pool #FS0424 2.500% 1/01/52	82,159	68,298
Pool #BV3089 2.500% 2/01/52	80,072	66,563
Pool #FS0523 2.500% 2/01/52	85,615	70,957
Pool #FS0551 2.500% 2/01/52	83,840	69,696
Pool #FS0549 2.500% 2/01/52	258,266	213,565
Pool #FS0835 2.500% 3/01/52	170,708	141,162
Pool #FS6620 2.500% 3/01/52	193,729	160,894
Pool #CB3044 2.500% 3/01/52	87,736	72,715
Pool #FS3368 2.500% 3/01/52	444,877	367,947
Pool #BF0560 2.500% 9/01/61	82,314	65,534
Pool #AM8674 2.810% 4/01/25	50,000	48,929
Pool #MA2320 3.000% 7/01/35	31,943	29,505
Pool #MA2523 3.000% 2/01/36	220,215	202,928
Pool #MA2579 3.000% 4/01/36	158,877	146,404
Pool #MA2773 3.000% 10/01/36	459,806	421,555
Pool #MA4632 3.000% 6/01/42	174,434	154,526
Pool #AQ7306 3.000% 1/01/43	22,655	20,154
Pool #AR1202 3.000% 1/01/43	30,050	26,635
Pool #AR7399 3.000% 6/01/43	16,908	15,056

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS0038 3.000% 7/01/43	$37,542	$33,442
Pool #AU6735 3.000% 10/01/43	22,975	20,459
Pool #BC1509 3.000% 8/01/46	30,155	26,365
Pool #AS7844 3.000% 9/01/46	53,440	46,723
Pool #BC2817 3.000% 9/01/46	39,410	34,457
Pool #BD8104 3.000% 10/01/46	144,355	126,211
Pool #AL9397 3.000% 10/01/46	60,974	53,310
Pool #BM1565 3.000% 4/01/47	554,017	484,383
Pool #FM8576 3.000% 2/01/50	69,385	60,664
Pool #CA6315 3.000% 7/01/50	85,458	73,649
Pool #FM4311 3.000% 8/01/50	64,377	55,641
Pool #CA7531 3.000% 10/01/50	69,515	60,300
Pool #FM7531 3.000% 5/01/51	61,494	53,034
Pool #FM8577 3.000% 8/01/51	144,908	126,038
Pool #FS0037 3.000% 8/01/51	66,304	57,670
Pool #FM8648 3.000% 9/01/51	73,163	62,996
Pool #CB1878 3.000% 10/01/51	157,250	134,857
Pool #FM9464 3.000% 11/01/51	155,554	134,617
Pool #FS0034 3.000% 12/01/51	79,180	68,721
Pool #BU1421 3.000% 1/01/52	168,988	145,952
Pool #CB2664 3.000% 1/01/52	494,169	425,186
Pool #FS1171 3.000% 1/01/52	404,137	345,448
Pool #FS0240 3.000% 1/01/52	79,161	68,779
Pool #FS0331 3.000% 1/01/52	82,809	71,197
Pool #FS1374 3.000% 3/01/52	26,165	22,284
Pool #FS0751 3.000% 3/01/52	164,830	141,486
Pool #FS1074 3.000% 3/01/52	411,431	356,633
Pool #FS1289 3.000% 3/01/52	81,028	70,426
Pool #CB3234 3.000% 4/01/52	170,115	146,235
Pool #FS8124 3.000% 6/01/52	395,885	341,735
Pool #CB3833 3.000% 6/01/52	87,658	75,244
Pool #MA2110 3.500% 12/01/34	47,809	45,299
Pool #MA2138 3.500% 1/01/35	24,364	23,085
Pool #FM5754 3.500% 3/01/37	42,128	39,916
Pool #890827 3.500% 12/01/37	34,810	32,591
Pool #FM0068 3.500% 2/01/40	174,883	162,697
Pool #FM0071 3.500% 2/01/40	36,088	33,573
Pool #MA1177 3.500% 9/01/42	14,668	13,464
Pool #MA1213 3.500% 10/01/42	90,458	83,038
Pool #AL3026 3.500% 12/01/42	28,560	26,250
Pool #AS6541 3.500% 1/01/46	75,758	68,585
Pool #AL9546 3.500% 11/01/46	141,239	127,866
Pool #MA3210 3.500% 12/01/47	250,146	225,055
Pool #FS5059 3.500% 11/01/48	817,562	739,389
Pool #FM3773 3.500% 11/01/48	334,711	302,602
Pool #FM7100 3.500% 6/01/50	53,162	47,780
Pool #FS1237 3.500% 12/01/51	78,583	70,431
Pool #FS1240 3.500% 12/01/51	80,708	72,033
Pool #FS2296 3.500% 1/01/52	81,822	72,848
Pool #CB2680 3.500% 1/01/52	78,703	70,219
Pool #FS1462 3.500% 1/01/52	81,402	72,957
Pool #FS2707 3.500% 4/01/52	170,172	151,348
Pool #BV5395 3.500% 4/01/52	73,825	66,166
Pool #FS1092 3.500% 4/01/52	250,938	223,367
Pool #FS1454 3.500% 4/01/52	84,371	75,118
Pool #FS1555 3.500% 4/01/52	84,963	75,751
Pool #FS1603 3.500% 5/01/52	85,240	75,744
Pool #BV8546 3.500% 5/01/52	80,888	72,396

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1556 3.500% 5/01/52	$339,993	$304,296
Pool #AK8441 4.000% 4/01/42	12,572	11,918
Pool #AO2711 4.000% 5/01/42	9,585	9,060
Pool #AO6086 4.000% 6/01/42	18,006	17,021
Pool #AP0692 4.000% 7/01/42	13,521	12,832
Pool #AP5333 4.000% 7/01/42	138,289	130,599
Pool #AP2530 4.000% 8/01/42	14,521	13,751
Pool #AP4903 4.000% 9/01/42	22,075	20,921
Pool #AP7399 4.000% 9/01/42	34,594	32,678
Pool #AP9229 4.000% 10/01/42	6,632	6,263
Pool #AP9766 4.000% 10/01/42	50,879	48,054
Pool #MA1217 4.000% 10/01/42	65,472	61,913
Pool #MA1253 4.000% 11/01/42	39,909	37,724
Pool #AQ3599 4.000% 11/01/42	12,137	11,467
Pool #AQ7003 4.000% 12/01/42	25,462	24,126
Pool #AQ4555 4.000% 12/01/42	25,799	24,380
Pool #AQ7082 4.000% 1/01/43	32,892	31,114
Pool #AL3508 4.000% 4/01/43	20,973	19,811
Pool #AQ4078 4.000% 6/01/43	19,755	18,727
Pool #AQ4080 4.000% 6/01/43	13,690	12,974
Pool #AT8394 4.000% 6/01/43	21,913	20,707
Pool #AB9683 4.000% 6/01/43	29,981	28,328
Pool #AT9637 4.000% 7/01/43	58,335	55,112
Pool #AT9653 4.000% 7/01/43	45,643	43,126
Pool #AT9657 4.000% 7/01/43	35,536	33,577
Pool #AS0070 4.000% 8/01/43	18,222	17,185
Pool #MA1547 4.000% 8/01/43	20,939	19,755
Pool #FM3049 4.000% 4/01/44	190,806	180,195
Pool #AS4347 4.000% 1/01/45	35,208	33,096
Pool #CA2472 4.000% 10/01/48	81,813	75,524
Pool #MA4626 4.000% 6/01/52	10,955,988	10,058,185
Pool #BF0104 4.000% 2/01/56	69,781	64,146
Pool #BF0183 4.000% 1/01/57	39,919	36,676
Pool #BF0191 4.000% 6/01/57	67,397	61,647
Pool #MA0706 4.500% 4/01/31	7,296	7,181
Pool #MA0734 4.500% 5/01/31	26,142	25,731
Pool #MA0776 4.500% 6/01/31	8,638	8,502
Pool #MA0913 4.500% 11/01/31	6,568	6,465
Pool #MA0939 4.500% 12/01/31	6,786	6,679
Pool #MA1591 4.500% 9/01/43	37,958	36,960
Pool #MA1629 4.500% 10/01/43	32,723	31,860
Pool #MA1664 4.500% 11/01/43	15,820	15,406
Pool #MA1711 4.500% 12/01/43	36,720	35,763
Pool #AL4741 4.500% 1/01/44	14,555	14,177
Pool #890604 4.500% 10/01/44	164,414	158,954
Pool #AS4271 4.500% 1/01/45	19,927	19,290
Pool #CA2047 4.500% 7/01/48	149,077	143,287
Pool #FM1263 4.500% 7/01/49	37,110	35,564
Pool #FS3589 4.500% 1/01/50	362,612	352,606
Pool #FS4480 4.500% 3/01/50	86,736	83,802
Pool #CA5379 4.500% 3/01/50	154,873	148,520
Pool #MA4031 4.500% 5/01/50	63,508	60,526
Pool #FS0067 4.500% 9/01/51	63,121	60,418
Pool #FS2914 4.500% 9/01/52	88,724	84,280
Pool #MA4733 4.500% 9/01/52	3,809,541	3,594,932
Pool #FS3813 4.500% 11/01/52	85,177	80,459
Pool #FS3977 4.500% 11/01/52	91,224	86,256
Pool #FS3836 4.500% 1/01/53	90,256	85,341

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB6030 4.500% 4/01/53	$36,136	$34,098
Pool #BF0148 4.500% 4/01/56	318,541	302,781
Pool #BF0222 4.500% 9/01/57	336,769	318,534
Pool #BF0301 4.500% 8/01/58	33,010	31,222
Pool #BF0338 4.500% 1/01/59	81,160	76,664
Pool #BZ0874 4.760% 6/01/29	300,000	299,863
Pool #310088 5.000% 6/01/38	16,183	16,175
Pool #FS4570 5.000% 12/01/47	168,252	168,004
Pool #CB3880 5.000% 6/01/52	78,672	76,876
Pool #BW0048 5.000% 7/01/52	79,691	77,299
Pool #CB4103 5.000% 7/01/52	169,816	167,213
Pool #BW9916 5.000% 10/01/52	89,195	86,395
Pool #MA4785 5.000% 10/01/52	1,435,940	1,390,601
Pool #FS3249 5.000% 11/01/52	83,355	80,906
Pool #MA4806 5.000% 11/01/52	6,835,041	6,617,095
Pool #FS5155 5.000% 7/01/53	182,094	178,905
Pool #995072 5.500% 8/01/38	9,251	9,430
Pool #CB5108 5.500% 11/01/52	180,719	178,946
Pool #FS3672 5.500% 2/01/53	186,022	185,185
Pool #FS4166 5.500% 4/01/53	91,840	90,876
Pool #CB6322 5.500% 5/01/53	91,445	90,605
Pool #FS4805 5.500% 5/01/53	95,976	95,109
Pool #FS5647 5.500% 7/01/53	93,837	93,262
Pool #FS5270 5.500% 7/01/53 (h)	93,260	92,462
Pool #FS6451 5.500% 8/01/53	189,732	188,048
Pool #BF0141 5.500% 9/01/56	347,595	349,181
Pool #481473 6.000% 2/01/29	6	6
Pool #FS4000 6.000% 7/01/41	82,280	84,656
Pool #CB5316 6.000% 12/01/52	85,360	86,019
Pool #FS3411 6.000% 1/01/53	83,975	84,754
Pool #FS4132 6.000% 3/01/53	93,182	93,901
Pool #FS4573 6.000% 5/01/53	178,660	180,263
Pool #CB6540 6.000% 6/01/53	278,582	281,865
Pool #CB6753 6.000% 7/01/53	278,211	280,794
Pool #FS5306 6.000% 7/01/53	90,029	91,708
Pool #AL4324 6.500% 5/01/40	43,151	45,154
Pool #CB5497 6.500% 1/01/53	84,964	87,262
Pool #BX7702 6.500% 2/01/53	83,309	85,405
Pool #FS6779 6.500% 12/01/53	91,781	93,947
Pool #CB8226 6.500% 3/01/54	98,922	101,194
Pool #FS7624 6.500% 3/01/54	97,318	99,675
Pool #AE0758 7.000% 2/01/39	22,759	24,206
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	67,816	60,823
Pool #AA5649 3.000% 9/15/42	64,002	57,350
Pool #783669 3.000% 9/15/42	120,846	108,452
Pool #AB9108 3.000% 10/15/42	461,525	413,555
Pool #AB9109 3.000% 10/15/42	40,241	36,058
Pool #AB9207 3.000% 11/15/42	34,369	30,797
Pool #784571 3.500% 6/15/48	143,750	131,891
Pool #BS8439 3.500% 5/15/50	114,832	104,078
Pool #487588 6.000% 4/15/29	425	428
Pool #595077 6.000% 10/15/32	146	148
Pool #604706 6.000% 10/15/33	20,697	21,060
Pool #636251 6.000% 3/15/35	3,206	3,270
Pool #782034 6.000% 1/15/36	21,861	22,286
Pool #658029 6.000% 7/15/36	6,083	6,217
Government National Mortgage Association II

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6930 2.000% 10/20/50	$759,477	$615,418
Pool #MA7051 2.000% 12/20/50	859,510	696,477
Pool #MA7135 2.000% 1/20/51	537,445	435,502
Pool #MA7192 2.000% 2/20/51	873,777	708,037
Pool #MA7184 2.000% 2/20/51	296,480	232,599
Pool #786726 2.000% 3/20/51	276,422	219,109
Pool #MA7303 2.000% 4/20/51	305,028	239,306
Pool #BS8546 2.500% 12/20/50	68,558	57,072
Pool #MA7136 2.500% 1/20/51	57,846	48,751
Pool #785565 2.500% 6/20/51	156,075	130,073
Pool #785558 2.500% 7/20/51	76,303	63,448
Pool #785568 2.500% 8/20/51	233,047	193,857
Pool #785657 2.500% 10/20/51	481,475	400,509
Pool #785663 2.500% 10/20/51	156,289	130,007
Pool #785667 2.500% 10/20/51	159,317	132,526
Pool #785762 2.500% 11/20/51	83,093	69,119
Pool #785789 2.500% 12/20/51	81,046	67,291
Pool #785821 2.500% 12/20/51	166,545	138,278
Pool #785791 2.500% 12/20/51	161,372	134,033
Pool #MA4068 3.000% 11/20/46	16,742	14,774
Pool #MA7590 3.000% 9/20/51	581,343	507,389
Pool #CJ9477 3.000% 1/20/52	246,451	212,635
Pool #785944 3.000% 2/20/52	82,768	71,566
Pool #786150 3.000% 3/20/52	258,715	223,216
Pool #786843 3.000% 3/20/52	183,722	158,628
Pool #786095 3.000% 4/20/52	84,488	72,394
Pool #786134 3.000% 4/20/52	75,513	64,809
Pool #MA1995 3.500% 6/20/44	42,172	38,761
Pool #MA2678 3.500% 3/20/45	18,231	16,668
Pool #784106 3.500% 1/20/46	48,037	43,859
Pool #MA3597 3.500% 4/20/46	75,773	69,111
Pool #BC4732 3.500% 10/20/47	162,381	146,989
Pool #BD0384 3.500% 10/20/47	122,251	110,663
Pool #784894,Pool #784894 3.500% 2/20/48	189,761	171,359
Pool #MA5465 3.500% 9/20/48	119,940	108,796
Pool #MA5594 3.500% 11/20/48	151,416	137,252
Pool #784825 3.500% 10/20/49	38,243	33,973
Pool #BM7534 3.500% 2/20/50	55,095	49,373
Pool #MA6711 3.500% 6/20/50	286,899	259,615
Pool #MA6997 3.500% 11/20/50	354,590	320,896
Pool #786216 3.500% 6/20/52	87,454	77,580
Pool #MA4511 4.000% 6/20/47	462,616	433,577
Pool #MA4720 4.000% 9/20/47	304,597	285,002
Pool #MA5078 4.000% 3/20/48	249,613	233,399
Pool #MA5763 4.000% 2/20/49	103,668	96,869
Pool #BM9734 4.000% 10/20/49	28,325	26,281
Pool #BM9743 4.000% 11/20/49	32,980	30,601
Pool #BS1728 4.000% 1/20/50	33,107	30,709
Pool #BS1742 4.000% 2/20/50	30,054	27,876
Pool #BS1757 4.000% 3/20/50	29,217	27,100
Pool #BS8420 4.000% 4/20/50	115,233	106,883
Pool #CK9592 4.000% 6/20/52	85,496	78,901
Pool #786429 4.000% 6/20/52	89,842	83,304
Pool #783298 4.500% 4/20/41	67,431	65,758
Pool #783368 4.500% 7/20/41	10,079	9,829
Pool #MA4654 4.500% 8/20/47	102,924	99,533
Pool #MA5138 4.500% 4/20/48	153,779	148,377
Pool #MA5193 4.500% 5/20/48	155,856	150,284

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5265 4.500% 6/20/48	$211,326	$203,639
Pool #MA5331 4.500% 7/20/48	34,009	32,772
Pool #MA5711 4.500% 1/20/49	68,061	65,394
Pool #MA5764 4.500% 2/20/49	85,297	81,954
Pool #MA5818 4.500% 3/20/49	254,606	244,628
Pool #786366 4.500% 8/20/52	179,991	171,812
Pool #786335 4.500% 9/20/52	176,466	168,448
Pool #4747 5.000% 7/20/40	41,666	41,624
Pool #MA5194 5.000% 5/20/48	17,349	17,195
Pool #MA5530 5.000% 10/20/48	70,850	69,824
Pool #MA5597 5.000% 11/20/48	34,945	34,439
Pool #MA5653 5.000% 12/20/48	42,763	42,090
Pool #MA5712 5.000% 1/20/49	190,434	187,439
Pool #MA5878 5.000% 4/20/49	17,183	16,934
Pool #MA6287 5.000% 11/20/49	15,289	15,125
Pool #MA6413 5.000% 1/20/50	34,030	33,665
Pool #MA8202 5.000% 8/20/52	87,920	85,768
Pool #786340 5.000% 9/20/52	90,072	88,430
Pool #786474 5.000% 1/20/53	179,399	175,848
Pool #MA8647 5.000% 2/20/53	3,861,892	3,761,327
Pool #MA8725 5.000% 3/20/53	3,909,564	3,810,201
Pool #786709 5.000% 5/20/53	93,662	91,809
Pool #MA8947 5.000% 6/20/53	2,133,378	2,077,824
Pool #787058 5.000% 8/20/53	375,578	367,793
Pool #MA8429 5.500% 11/20/52	264,005	262,217
Pool #MA8648 5.500% 2/20/53	1,570,706	1,559,087
Pool #786535 5.500% 2/20/53	93,161	93,112
Pool #MA8726 5.500% 3/20/53	271,657	269,732
Pool #MA8801 5.500% 4/20/53	4,952,709	4,914,523
Pool #MA8879 5.500% 5/20/53	4,334,229	4,300,811
Pool #MA8948 5.500% 6/20/53	1,383,398	1,373,596
Pool #786831 5.500% 7/20/53	94,677	94,628
Pool #786835 5.500% 8/20/53	192,059	191,659
Pool #786916 5.500% 8/20/53	482,206	481,200
Pool #MA9171 5.500% 9/20/53	4,124,425	4,095,203
Pool #MA9241 5.500% 10/20/53	3,648,134	3,620,006
Pool #MA9488 5.500% 2/20/54	2,523,721	2,505,051
Pool #786963,Pool #786963 6.000% 9/20/53	370,443	376,422
Pool #787228 6.000% 1/20/54	193,318	196,685
Pool #786928 6.500% 9/20/53	90,229	93,519
Pool #787236 6.500% 1/20/54	98,891	101,785
Government National Mortgage Association II, TBA
3.000% 7/20/54 (h)	400,000	348,795
3.500% 7/20/54 (h)	300,000	269,635
6.000% 7/20/54 (h)	500,000	502,149
6.500% 7/20/54 (h)	500,000	506,943
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/54 (h)	800,000	625,688
2.500% 7/01/54 (h)	2,200,000	1,796,781
3.000% 7/01/54 (h)	1,900,000	1,616,782
4.500% 7/01/54 (h)	200,000	188,523
5.500% 7/01/54 (h)	1,800,000	1,775,320
6.000% 7/01/54 (h)	1,500,000	1,504,220
6.500% 7/01/54 (h)	600,000	610,640
		133,936,447
Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. STACR REMICS Trust

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-DNA1, Class M2, 30 day USD SOFR Average + 1.950% 7.285% FRN 2/25/44 (b)	$340,000	$344,126
Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100% 7.435% FRN 4/25/43 (b)	227,179	231,491
Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.400% 7.735% FRN 2/25/42 (b)	460,000	471,572
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400% 8.735% FRN 10/25/41 (b)	260,000	269,385
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750% 9.085% FRN 2/25/42 (b)	170,000	178,436
Series 2022-DNA3, Class B1, 30 day USD SOFR Average + 5.650% 10.985% FRN 4/25/42 (b)	120,000	130,357
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500% 7.835% FRN 10/25/43 (b)	260,000	267,776
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.285% FRN 6/25/42 (b)	222,165	229,799
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 8.435% FRN 3/25/42 (b)	680,000	707,723
		2,830,665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $153,324,172)		145,920,307

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Bonds & Notes — 24.7%
U.S. Treasury Bonds
2.000% 2/15/50	410,000	248,951
2.375% 5/15/51	730,000	480,737
2.875% 5/15/49	210,000	155,100
3.000% 2/15/48	16,000	12,173
3.000% 2/15/49	570,000	431,674
3.000% 8/15/52	29,880,000	22,484,631
3.625% 2/15/44	20,000	17,315
3.875% 2/15/43	80,000	72,306
4.000% 11/15/42	240,000	221,193
4.125% 8/15/53	570,000	530,876
4.375% 8/15/43	290,000	279,919
4.500% 2/15/44	100,000	98,531
4.750% 11/15/43	5,910,000	5,988,179
4.750% 11/15/53	2,770,000	2,863,488
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.170%
5.475% FRN 10/31/25	10,730,000	10,735,561
U.S. Treasury Inflation-Indexed Notes
1.125% 1/15/33	631,488	584,232
U.S. Treasury Notes
3.750% 12/31/28	210,000	204,581
3.875% 11/30/29	20,000	19,534
3.875% 8/15/33	47,020,000	45,230,673
4.000% 1/31/31	270,000	264,397
4.000% 2/15/34	260,000	252,363
4.125% 3/31/29 (c)	120,000	118,749
4.125% 8/31/30	20,000	19,742
4.250% 2/28/29 (c)	220,000	218,965
4.250% 2/28/31 (c)	1,550,000	1,539,784
4.375% 11/30/30	1,020,000	1,020,717

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 3/31/26	$50,000	$49,732
4.500% 5/31/29 (c)	40,000	40,266
4.625% 2/28/26	40,000	39,856
4.625% 4/30/29	90,000	91,013
4.750% 7/31/25	60,000	59,783
U.S. Treasury STRIPS Principal
0.000% 5/15/49	1,450,000	461,010
		94,836,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,722,877)		94,836,031

TOTAL BONDS & NOTES (Cost $401,901,998)		379,619,699

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $63,065)		147,498

TOTAL LONG-TERM INVESTMENTS (Cost $401,965,063)		379,767,197

	Number of Shares
SHORT-TERM INVESTMENTS — 2.8%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	2,455,915	2,455,915

	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (j)	$7,174,705	7,174,705
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
5.377% 10/29/24 (h) (k)	660,000	648,624

TOTAL SHORT-TERM INVESTMENTS (Cost $10,279,250)		10,279,244

TOTAL INVESTMENTS — 101.6% (Cost $412,244,313) (l)		390,046,441

Other Assets/(Liabilities) — (1.6)%		(6,144,079)

NET ASSETS — 100.0%		$383,902,362

Forward Sale Commitment — (0.3)%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (0.3)%
Pass-Through Securities — (0.3)%
Government National Mortgage Association II, TBA
4.500% 7/20/54 (h)	(200,000)	(190,114)
5.000% 7/20/54 (h)	(100,000)	(97,364)
Uniform Mortgage-Backed Security, TBA
4.500% 7/01/54 (h)	(800,000)	(754,094)
TOTAL FORWARD SALE COMMITMENT (Proceeds $(1,044,578))		$(1,041,572)

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MTA	Monthly Treasury Average Index
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2024 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $44,363,049 or 11.56% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $5,005,583 or 1.30% of net assets. The Fund received $2,671,251 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $7,175,661. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $7,318,386.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call MXN Put	Goldman Sachs & Co.	7/09/24	17.23	1,550,000	USD	1,550,000	$92,535	$12,648	$79,887

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Bond Future	7/05/24	119.00	18	USD	2,129,625	$8,156	$4,796	$3,360
U.S. Treasury Note 6-7 Year Future	7/05/24	110.50	31	USD	3,409,516	5,813	3,632	2,181
3 Month SOFR Future	9/13/24	95.13	175	USD	41,862,188	9,844	15,680	(5,836)
						$23,813	$24,108	$(295)
Put
3 Month SOFR Future	12/13/24	95.50	28	USD	6,660,150	$31,150	$26,309	$4,841
						$54,963	$50,417	$4,546

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call MXN Put	Citigroup Global Markets Inc.	7/09/24	17.36	621,000	USD	621,000	$(32,603)	$(13,287)	$(19,316)
Put
USD Put AUD Call	Goldman Sachs & Co.	7/09/24	0.68	1,550,000	USD	1,550,000	$(930)	$(11,176)	$10,246
							$33,533	$(24,463)	$(9,070)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	8/23/24	113.50	31	USD	3,409,516	$(5,328)	$(6,243)	$915
3 Month SOFR Future	9/13/24	96.13	175	USD	41,862,188	(4,375)	(4,608)	233
3 Month SOFR Future	9/13/24	96.88	32	USD	7,654,800	(600)	(13,958)	13,358
3 Month SOFR Future	12/13/24	97.13	57	USD	13,558,163	(2,494)	(30,943)	28,449
3 Month SOFR Future	6/13/25	97.00	175	USD	41,862,188	(44,844)	(52,133)	7,289
						$(57,641)	$(107,885)	$50,244
Put
U.S. Treasury Note 10 Year Future	7/26/24	109.50	36	USD	3,959,438	$(18,563)	$(16,063)	$(2,500)
3 Month SOFR Future	12/13/24	95.00	28	USD	6,660,150	(7,525)	(11,491)	3,966
						$(26,088)	$(27,554)	$1,466
						$(83,729)	$(135,439)	$51,710

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/19/24	EUR	1,200,000	USD	1,281,574	$4,588
Bank of America N.A.	7/19/24	CHF	210,000	USD	230,376	3,837
Bank of America N.A.	7/19/24	USD	3,452,438	EUR	3,221,944	(848)
Bank of America N.A.	7/19/24	USD	620,678	CHF	562,576	(6,763)
Bank of America N.A.	7/19/24	MXN	13,770,000	USD	774,726	(23,997)
BNP Paribas SA	7/19/24	JPY	489,779,083	USD	3,276,038	(223,983)
BNP Paribas SA	7/19/24	CAD	730,000	USD	530,837	2,978
BNP Paribas SA	7/19/24	NOK	12,818,698	USD	1,174,160	26,959
BNP Paribas SA	7/19/24	USD	699,809	CHF	630,000	(2,830)
BNP Paribas SA	7/19/24	USD	425,171	NOK	4,540,000	(229)
BNP Paribas SA	7/19/24	USD	719,216	CAD	980,000	2,587
Citibank N.A.	7/02/24	BRL	3,450,000	USD	641,461	(24,299)
Citibank N.A.	7/02/24	USD	628,653	BRL	3,450,000	11,491
Citibank N.A.	7/11/24	USD	253,000	MXN	4,391,726	13,270
Citibank N.A.	7/18/24	INR	21,650,000	USD	258,929	577
Citibank N.A.	7/19/24	AUD	6,786,180	USD	4,434,524	94,582
Citibank N.A.	7/19/24	GBP	390,000	USD	483,680	9,368
Citibank N.A.	7/19/24	USD	1,711,761	CNH	12,372,265	14,604
Citibank N.A.	7/19/24	USD	2,467,310	MXN	41,203,833	220,912
Citibank N.A.	7/19/24	USD	2,649,154	GBP	2,113,025	(22,188)
Citibank N.A.	7/19/24	USD	1,081,455	AUD	1,630,000	(6,409)
Citibank N.A.	7/19/24	USD	122,822	JPY	19,040,000	4,175
Goldman Sachs International	7/02/24	BRL	6,862,845	USD	1,252,424	(24,746)
Goldman Sachs International	7/02/24	USD	1,255,391	BRL	6,862,845	27,712
Goldman Sachs International	7/19/24	CHF	400,000	USD	439,590	6,530
Goldman Sachs International	7/19/24	USD	113,609	JPY	17,280,000	5,928
Goldman Sachs International	7/19/24	USD	767,779	NOK	8,280,000	(8,061)
Goldman Sachs International	7/19/24	USD	190,622	GBP	150,000	988
Goldman Sachs International	7/19/24	MXN	7,565,000	USD	428,683	(16,246)
Goldman Sachs International	7/19/24	USD	1,657,990	CHF	1,490,000	(3,806)
Goldman Sachs International	7/19/24	USD	771,611	CAD	1,054,235	697
Goldman Sachs International	8/02/24	BRL	3,928,651	USD	717,437	(17,218)
Morgan Stanley & Co. LLC	7/02/24	BRL	1,272,845	USD	241,931	(14,234)
Morgan Stanley & Co. LLC	7/02/24	USD	228,974	BRL	1,272,845	1,278
Morgan Stanley & Co. LLC	7/19/24	CAD	1,879,864	USD	1,368,266	6,391
Morgan Stanley & Co. LLC	7/19/24	BRL	9,468,611	USD	1,846,898	(156,387)
Morgan Stanley & Co. LLC	7/19/24	MXN	2,090,000	USD	119,850	(5,905)
Morgan Stanley & Co. LLC	7/19/24	USD	160,045	MXN	2,715,000	12,025
Morgan Stanley & Co. LLC	7/19/24	USD	969,426	JPY	148,490,000	44,114
Morgan Stanley & Co. LLC	7/19/24	USD	985,491	CAD	1,340,000	5,612
						$(36,946)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/24	169	$19,756,316	$238,497
U.S. Treasury Ultra 10 Year	9/19/24	147	16,436,303	252,791
U.S. Treasury Ultra Bond	9/19/24	77	9,560,894	90,575
UK Long Gilt	9/26/24	22	2,693,733	19,707
U.S. Treasury Note 5 Year	9/30/24	1,485	157,039,350	1,229,165
3 Month SOFR	3/18/25	47	11,233,631	(54,093)
3 Month SOFR	3/17/26	172	41,309,298	(16,398)
				$1,760,244
Short
Japanese 10 Year Bond	9/12/24	4	$(3,566,143)	$14,400
U.S. Treasury Note 10 Year	9/19/24	190	(20,759,622)	(137,409)
U.S. Treasury Ultra 10 Year	9/19/24	26	(2,930,945)	(20,869)
U.S. Treasury Note 2 Year	9/30/24	206	(42,027,343)	(41,720)
				$(185,598)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 42†	5.000%	Quarterly	6/20/29	USD	1,349,800	$(84,666)	$(94,926)	$10,260

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 42†	1.000%	Quarterly	6/20/29	BBB*	USD	23,380,000	$481,441	$523,561	$(42,120)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXNTIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(405,770)	$37,242	$(443,012)
12-Month USD SOFR	Annually	Fixed 3.650%	Annually	3/18/30	USD	9,070,000	(68,508)	(224,033)	155,525
Fixed 3.870%	Annually	12-Month USD SOFR	Annually	2/28/31	USD	13,369,000	81,985	(35,361)	117,346
Fixed 4.200%	Annually	12-Month USD SOFR	Annually	4/30/31	USD	6,776,000	(107,679)	(64,717)	(42,962)
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	1,200,000	142,528	50,350	92,178
Fixed 3.150%	Annually	12-Month USD SOFR	Annually	5/15/48	USD	5,300,000	546,983	(8,020)	555,003
Fixed 3.510%	Annually	12-Month USD SOFR	Annually	3/18/55	USD	2,291,000	43,893	158,802	(114,909)
							$233,432	$(85,737)	$319,169

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 10.238%	Maturity	Citigroup Global Markets, Inc.	1/02/29	BRL	19,660,000	$(208,131)	$—	$(208,131)

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar

MassMutual Diversified Value Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Communication Services — 5.3%
AT&T, Inc.	146,700	$2,803,436
Comcast Corp. Class A	80,200	3,140,632
Fox Corp. Class A	7,700	264,649
Interpublic Group of Cos., Inc.	7,700	223,993
Omnicom Group, Inc.	4,900	439,530
Verizon Communications, Inc.	86,100	3,550,764
		10,423,004
Consumer Discretionary — 8.1%
ADT, Inc.	17,500	133,000
AutoNation, Inc. (a)	1,800	286,884
AutoZone, Inc. (a)	300	889,230
Bath & Body Works, Inc.	4,600	179,630
Best Buy Co., Inc.	4,400	370,876
CarMax, Inc. (a)	2,200	161,348
Crocs, Inc. (a)	900	131,346
Darden Restaurants, Inc.	2,400	363,168
Dick's Sporting Goods, Inc.	700	150,395
Dillard's, Inc. Class A (b)	300	132,117
DR Horton, Inc.	8,000	1,127,440
eBay, Inc.	10,300	553,316
Expedia Group, Inc. (a)	2,600	327,574
Ford Motor Co.	88,200	1,106,028
General Motors Co.	26,200	1,217,252
Gentex Corp.	4,700	158,437
Genuine Parts Co.	1,700	235,144
H&R Block, Inc.	2,900	157,267
Lear Corp.	1,000	114,210
Lennar Corp. Class A	6,300	944,181
Levi Strauss & Co. Class A	769	14,826
Lowe's Cos., Inc.	16,700	3,681,682
MGM Resorts International (a)	6,400	284,416
Murphy USA, Inc.	380	178,395
NVR, Inc. (a)	40	303,543
Penske Automotive Group, Inc.	1,400	208,628
PulteGroup, Inc.	5,900	649,590
PVH Corp.	600	63,522
Ralph Lauren Corp.	900	157,554
Service Corp. International	3,900	277,407
Skechers USA, Inc. Class A (a)	2,400	165,888
Tapestry, Inc.	4,700	201,113
Toll Brothers, Inc.	1,100	126,698
Ulta Beauty, Inc. (a)	1,000	385,870
Williams-Sonoma, Inc.	1,200	338,844

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd.	2,300	$205,850
		15,982,669
Consumer Staples — 6.3%
Altria Group, Inc.	35,100	1,598,805
BJ's Wholesale Club Holdings, Inc. (a)	1,300	114,192
Bunge Global SA	1,800	192,186
Campbell Soup Co.	6,100	275,659
Coca-Cola Consolidated, Inc.	120	130,200
Conagra Brands, Inc.	9,800	278,516
Dollar General Corp.	4,500	595,035
Dollar Tree, Inc. (a)	4,400	469,788
General Mills, Inc.	11,600	733,816
Ingredion, Inc.	1,300	149,110
Kellanova	7,000	403,760
Kimberly-Clark Corp.	6,300	870,660
Kraft Heinz Co.	22,700	731,394
Kroger Co.	12,900	644,097
Philip Morris International, Inc.	31,800	3,222,294
Sysco Corp.	10,200	728,178
Target Corp.	9,500	1,406,380
		12,544,070
Energy — 9.5%
Antero Midstream Corp.	9,800	144,452
Baker Hughes Co.	15,200	534,584
Cheniere Energy, Inc.	4,100	716,803
Chevron Corp.	32,400	5,068,008
ConocoPhillips	22,800	2,607,864
Coterra Energy, Inc.	15,200	405,384
Devon Energy Corp.	12,900	611,460
EOG Resources, Inc.	13,200	1,661,484
Kinder Morgan, Inc.	45,400	902,098
Marathon Oil Corp.	12,700	364,109
Marathon Petroleum Corp.	7,200	1,249,056
Murphy Oil Corp.	1,600	65,984
Nov, Inc.	4,500	85,545
Occidental Petroleum Corp.	18,100	1,140,843
Phillips 66	8,700	1,228,179
Range Resources Corp.	4,300	144,179
Valero Energy Corp.	7,100	1,112,996
Williams Cos., Inc.	18,600	790,500
		18,833,528
Financials — 30.1%
Aflac, Inc.	12,400	1,107,444
Ally Financial, Inc.	5,000	198,350
American Express Co.	13,600	3,149,080
American Financial Group, Inc.	1,600	196,832
American International Group, Inc.	12,300	913,152
Ameriprise Financial, Inc.	2,000	854,380
Apollo Global Management, Inc.	10,500	1,239,735
Arch Capital Group Ltd. (a)	7,100	716,319
Assurant, Inc.	1,000	166,250
Bank of America Corp.	146,000	5,806,420
Bank of New York Mellon Corp.	15,500	928,295

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Capital One Financial Corp.	6,600	$913,770
Carlyle Group, Inc.	6,600	264,990
Chubb Ltd.	7,900	2,015,132
Cincinnati Financial Corp.	2,900	342,490
Citigroup, Inc.	33,100	2,100,526
Citizens Financial Group, Inc.	8,400	302,652
Commerce Bancshares, Inc.	2,500	139,450
Corpay, Inc. (a)	1,300	346,333
Cullen/Frost Bankers, Inc.	1,000	101,630
Discover Financial Services	5,200	680,212
East West Bancorp, Inc.	2,500	183,075
Equitable Holdings, Inc.	7,900	322,794
Fidelity National Financial, Inc.	5,200	256,984
Fifth Third Bancorp	10,500	383,145
First Citizens BancShares, Inc. Class A	260	437,739
Fiserv, Inc. (a)	9,500	1,415,880
Goldman Sachs Group, Inc.	6,200	2,804,384
Hartford Financial Services Group, Inc.	6,300	633,402
Huntington Bancshares, Inc.	27,100	357,178
JP Morgan Chase & Co.	53,200	10,760,232
KeyCorp.	10,100	143,521
Loews Corp.	4,800	358,752
LPL Financial Holdings, Inc.	1,400	391,020
M&T Bank Corp.	2,600	393,536
Markel Group, Inc. (a)	220	346,645
MetLife, Inc.	15,900	1,116,021
Morgan Stanley	31,300	3,042,047
Northern Trust Corp.	3,900	327,522
Old Republic International Corp.	5,500	169,950
PayPal Holdings, Inc. (a)	19,500	1,131,585
PNC Financial Services Group, Inc.	7,400	1,150,552
Primerica, Inc.	600	141,948
Principal Financial Group, Inc.	4,900	384,405
Prudential Financial, Inc.	7,000	820,330
Raymond James Financial, Inc.	3,900	482,079
Regions Financial Corp.	17,100	342,684
Reinsurance Group of America, Inc.	1,100	225,797
Robinhood Markets, Inc. Class A (a)	7,300	165,783
SEI Investments Co.	2,500	161,725
State Street Corp.	6,300	466,200
Stifel Financial Corp.	2,000	168,300
Synchrony Financial	8,000	377,520
T. Rowe Price Group, Inc.	4,200	484,302
Travelers Cos., Inc.	7,900	1,606,386
Unum Group	3,800	194,218
W. R. Berkley Corp.	5,000	392,900
Webster Financial Corp.	3,200	139,488
Wells Fargo & Co.	65,200	3,872,228
Willis Towers Watson PLC	1,900	498,066
		59,533,765
Health Care — 15.5%
AbbVie, Inc.	33,100	5,677,312
Amgen, Inc.	9,800	3,062,010
Cardinal Health, Inc.	5,000	491,600
Cencora, Inc.	4,700	1,058,910
Centene Corp. (a)	9,800	649,740
Cigna Group	6,100	2,016,477

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DaVita, Inc. (a)	1,800	$249,426
Elevance Health, Inc.	5,500	2,980,230
HCA Healthcare, Inc.	7,400	2,377,472
Henry Schein, Inc. (a)	2,300	147,430
Johnson & Johnson	37,100	5,422,536
Labcorp Holdings, Inc.	2,200	447,722
McKesson Corp.	3,700	2,160,948
Medtronic PLC	26,200	2,062,202
Molina Healthcare, Inc. (a)	600	178,380
Quest Diagnostics, Inc.	3,200	438,016
Teleflex, Inc.	1,000	210,330
Tenet Healthcare Corp. (a)	1,900	252,757
United Therapeutics Corp. (a)	900	286,695
Universal Health Services, Inc. Class B	1,600	295,888
Viatris, Inc.	24,400	259,372
		30,725,453
Industrials — 11.7%
Acuity Brands, Inc.	600	144,864
AGCO Corp.	1,300	127,244
Allegion PLC	1,800	212,670
Allison Transmission Holdings, Inc.	900	68,310
Builders FirstSource, Inc. (a)	2,700	373,707
CACI International, Inc. Class A (a)	260	111,834
Caterpillar, Inc.	10,000	3,331,000
CSX Corp.	40,000	1,338,000
Cummins, Inc.	2,800	775,404
Deere & Co.	5,000	1,868,150
Delta Air Lines, Inc.	6,900	327,336
Dover Corp.	2,300	415,035
FedEx Corp.	4,800	1,439,232
Fortune Brands Innovations, Inc.	2,600	168,844
Huntington Ingalls Industries, Inc.	800	197,064
Johnson Controls International PLC	11,700	777,699
L3Harris Technologies, Inc.	3,900	875,862
Leidos Holdings, Inc.	2,400	350,112
Lockheed Martin Corp.	4,960	2,316,816
Masco Corp.	5,800	386,686
Middleby Corp. (a)	1,000	122,610
Oshkosh Corp.	1,300	140,660
Owens Corning	2,300	399,556
PACCAR, Inc.	10,700	1,101,458
Pentair PLC	3,100	237,677
Regal Rexnord Corp.	800	108,176
Robert Half, Inc.	1,800	115,164
RTX Corp.	26,830	2,693,463
Science Applications International Corp.	800	94,040
Snap-on, Inc.	1,100	287,529
Textron, Inc.	5,200	446,472
Timken Co.	1,100	88,143
U-Haul Holding Co. (UHAL US) (a)	300	18,519
U-Haul Holding Co. (UHAL/B US)	4,000	240,080
UFP Industries, Inc.	1,200	134,400
United Airlines Holdings, Inc. (a)	6,700	326,022
United Rentals, Inc.	1,400	905,422
WESCO International, Inc.	1,000	158,520
		23,223,780

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 5.0%
Amkor Technology, Inc.	4,700	$188,094
Arrow Electronics, Inc. (a)	1,500	181,140
Cisco Systems, Inc.	37,900	1,800,629
Cognizant Technology Solutions Corp. Class A	10,200	693,600
Corning, Inc.	15,500	602,175
F5, Inc. (a)	1,200	206,676
Gen Digital, Inc.	12,800	319,744
Hewlett Packard Enterprise Co.	29,000	613,930
HP, Inc.	29,000	1,015,580
International Business Machines Corp.	15,000	2,594,250
Jabil, Inc.	3,100	337,249
Microchip Technology, Inc.	8,200	750,300
Skyworks Solutions, Inc.	3,100	330,398
TD SYNNEX Corp.	1,800	207,720
Twilio, Inc. Class A (a)	3,200	181,792
		10,023,277
Materials — 3.1%
Amcor PLC	29,600	289,488
Berry Global Group, Inc.	2,200	129,470
Celanese Corp.	2,100	283,269
CF Industries Holdings, Inc.	3,400	252,008
Cleveland-Cliffs, Inc. (a)	8,700	133,893
Commercial Metals Co.	1,000	54,990
Crown Holdings, Inc.	3,200	238,048
Dow, Inc.	14,400	763,920
Eagle Materials, Inc.	700	152,222
Eastman Chemical Co.	2,400	235,128
Graphic Packaging Holding Co.	6,300	165,123
International Paper Co.	6,000	258,900
LyondellBasell Industries NV Class A	6,700	640,922
Nucor Corp.	6,900	1,090,752
Olin Corp.	2,300	108,445
PPG Industries, Inc.	2,000	251,780
Reliance, Inc.	1,300	371,280
Steel Dynamics, Inc.	4,900	634,550
US Steel Corp.	4,100	154,980
		6,209,168
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	500	102,640
Utilities — 3.7%
CenterPoint Energy, Inc.	7,600	235,448
Consolidated Edison, Inc.	7,100	634,882
Dominion Energy, Inc.	17,200	842,800
Duke Energy Corp.	15,800	1,583,634
Edison International	6,300	452,403
Evergy, Inc.	4,700	248,959
OGE Energy Corp.	4,100	146,370
Pinnacle West Capital Corp.	2,100	160,398
PPL Corp.	15,100	417,515
Public Service Enterprise Group, Inc.	11,700	862,290
Sempra	11,500	874,690

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Co.	10,500	$814,485
		7,273,874

TOTAL COMMON STOCK (Cost $161,893,352)		194,875,228

TOTAL EQUITIES (Cost $161,893,352)		194,875,228

EXCHANGE-TRADED FUND — 1.5%
iShares Russell 1000 Value ETF	16,700	2,913,649

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,907,311)		2,913,649

TOTAL LONG-TERM INVESTMENTS (Cost $164,800,663)		197,788,877

SHORT-TERM INVESTMENTS — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	35,042	35,042

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$1,078,840	1,078,840

TOTAL SHORT-TERM INVESTMENTS (Cost $1,113,882)		1,113,882

TOTAL INVESTMENTS — 100.5% (Cost $165,914,545) (e)		198,902,759

Other Assets/(Liabilities) — (0.5)%		(907,096)

NET ASSETS — 100.0%		$197,995,663

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $130,796 or 0.07% of net assets. The Fund received $97,597 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,078,984. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,100,475.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Value Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Communication Services — 5.5%
Alphabet, Inc. Class A	44,615	$8,126,622
Alphabet, Inc. Class C	14,178	2,600,529
Comcast Corp. Class A	106,808	4,182,601
Electronic Arts, Inc.	12,992	1,810,175
Omnicom Group, Inc.	24,112	2,162,846
T-Mobile US, Inc.	21,853	3,850,062
Take-Two Interactive Software, Inc. (a)	10,530	1,637,310
		24,370,145
Consumer Discretionary — 6.1%
Aptiv PLC (a)	18,534	1,305,164
Aramark	38,405	1,306,538
AutoNation, Inc. (a)	10,160	1,619,301
AutoZone, Inc. (a)	1,265	3,749,586
Booking Holdings, Inc.	497	1,968,866
Carnival Corp. (a)	119,552	2,238,013
Las Vegas Sands Corp.	39,446	1,745,486
Lennar Corp. Class A	14,784	2,215,678
Lithia Motors, Inc.	3,891	982,283
MGM Resorts International (a)	41,964	1,864,880
SharkNinja, Inc.	23,249	1,747,162
Six Flags Entertainment Corp. (a)	46,823	1,551,714
Starbucks Corp.	14,490	1,128,047
Ulta Beauty, Inc. (a)	3,702	1,428,491
United Parks & Resorts, Inc. (a)	25,832	1,402,936
Wynn Resorts Ltd.	13,004	1,163,858
		27,418,003
Consumer Staples — 8.3%
Coca-Cola Europacific Partners PLC	60,648	4,419,420
J. M. Smucker Co.	13,707	1,494,611
Kenvue, Inc.	98,958	1,799,057
Keurig Dr Pepper, Inc.	61,268	2,046,351
Kraft Heinz Co.	63,560	2,047,903
Molson Coors Beverage Co. Class B	32,461	1,649,993
Philip Morris International, Inc.	104,819	10,621,309
Procter & Gamble Co.	12,964	2,138,023
Target Corp.	13,532	2,003,277
Tyson Foods, Inc. Class A	26,440	1,510,782
US Foods Holding Corp (a)	60,030	3,180,389
Walmart, Inc.	61,546	4,167,280
		37,078,395

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 10.0%
BP PLC Sponsored ADR	32,083	$1,158,196
Canadian Natural Resources Ltd.	56,681	2,017,844
Cenovus Energy, Inc. (b)	185,841	3,653,634
ConocoPhillips	25,635	2,932,132
Diamondback Energy, Inc.	15,879	3,178,817
Enbridge, Inc.	135,824	4,833,976
Exxon Mobil Corp.	20,151	2,319,783
Halliburton Co.	45,258	1,528,815
Hess Corp.	33,571	4,952,394
Marathon Petroleum Corp.	18,186	3,154,907
Nov, Inc.	43,008	817,582
Phillips 66	50,599	7,143,061
Plains GP Holdings LP Class A	205,566	3,868,752
Schlumberger NV	65,427	3,086,846
		44,646,739
Financials — 20.2%
Allstate Corp.	24,218	3,866,646
American Express Co.	21,253	4,921,132
American International Group, Inc.	26,940	2,000,026
Aon PLC Class A	4,958	1,455,570
Arthur J Gallagher & Co.	6,312	1,636,765
Axis Capital Holdings Ltd.	19,863	1,403,321
Bank of America Corp.	47,473	1,888,001
The Bank of Nova Scotia (b)	21,755	994,639
Berkshire Hathaway, Inc. Class B (a)	23,605	9,602,514
Blue Owl Capital, Inc.	64,155	1,138,751
Charles Schwab Corp.	27,179	2,002,820
Chubb Ltd.	26,278	6,702,992
Corpay, Inc. (a)	7,747	2,063,878
Fidelity National Information Services, Inc.	127,507	9,608,927
Goldman Sachs Group, Inc.	5,891	2,664,617
Huntington Bancshares, Inc.	212,484	2,800,539
Intercontinental Exchange, Inc.	13,710	1,876,762
JP Morgan Chase & Co.	66,683	13,487,303
LPL Financial Holdings, Inc.	4,916	1,373,039
M&T Bank Corp.	9,080	1,374,349
Morgan Stanley	51,546	5,009,756
Northern Trust Corp.	18,450	1,549,431
Wells Fargo & Co.	146,717	8,713,523
Willis Towers Watson PLC	7,414	1,943,506
		90,078,807
Health Care — 13.8%
Abbott Laboratories	27,125	2,818,559
AbbVie, Inc.	17,688	3,033,846
Amgen, Inc.	10,470	3,271,351
Avantor, Inc. (a)	137,040	2,905,248
Cencora, Inc.	16,965	3,822,214
Centene Corp. (a)	32,615	2,162,375
Cigna Group	8,143	2,691,832
CVS Health Corp.	51,977	3,069,762
Elevance Health, Inc.	3,210	1,739,371
Humana, Inc.	9,110	3,403,951
ICON PLC (a)	9,430	2,956,022

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McKesson Corp.	5,086	$2,970,427
Medtronic PLC	54,271	4,271,670
Merck & Co., Inc.	49,891	6,176,506
Sanofi SA ADR	98,398	4,774,271
Smith & Nephew PLC Sponsored ADR (b)	143,722	3,561,431
UnitedHealth Group, Inc.	15,289	7,786,076
		61,414,912
Industrials — 12.5%
AECOM	18,320	1,614,725
AerCap Holdings NV	24,180	2,253,576
Allegion PLC	9,070	1,071,621
Builders FirstSource, Inc. (a)	11,593	1,604,587
BWX Technologies, Inc.	25,619	2,433,805
CACI International, Inc. Class A (a)	4,338	1,865,904
Deere & Co.	2,838	1,060,362
Fortive Corp.	26,621	1,972,616
General Dynamics Corp.	22,779	6,609,099
Honeywell International, Inc.	13,763	2,938,951
Howmet Aerospace, Inc.	18,085	1,403,939
Jacobs Solutions, Inc.	30,731	4,293,428
JB Hunt Transport Services, Inc.	7,325	1,172,000
Johnson Controls International PLC	49,002	3,257,163
L3Harris Technologies, Inc.	7,260	1,630,451
Leidos Holdings, Inc.	18,282	2,666,978
Masco Corp.	21,630	1,442,072
MDU Resources Group, Inc.	79,675	1,999,842
Norfolk Southern Corp.	11,510	2,471,082
Stanley Black & Decker, Inc.	11,012	879,749
U-Haul Holding Co. (UHAL/B US)	19,663	1,180,173
United Rentals, Inc.	4,108	2,656,767
Vertiv Holdings Co. Class A	30,925	2,677,177
WESCO International, Inc.	5,970	946,364
Westinghouse Air Brake Technologies Corp.	14,342	2,266,753
WillScot Mobile Mini Holdings Corp. (a)	33,574	1,263,725
		55,632,909
Information Technology — 10.9%
Advanced Micro Devices, Inc. (a)	18,209	2,953,682
Applied Materials, Inc.	14,715	3,472,593
Broadcom, Inc.	1,538	2,469,305
Ciena Corp. (a)	26,370	1,270,507
Cognizant Technology Solutions Corp. Class A	40,341	2,743,188
Dell Technologies, Inc. Class C	17,195	2,371,362
Flex Ltd. (a)	77,631	2,289,338
Hewlett Packard Enterprise Co.	65,200	1,380,284
Keysight Technologies, Inc. (a)	8,975	1,227,331
Lam Research Corp.	1,081	1,151,103
Littelfuse, Inc.	2,378	607,793
Microchip Technology, Inc.	50,540	4,624,410
Micron Technology, Inc.	24,996	3,287,724
Nice Ltd. Sponsored ADR (a) (b)	6,917	1,189,516
NXP Semiconductors NV	5,970	1,606,467
Oracle Corp.	76,133	10,749,980
QUALCOMM, Inc.	20,181	4,019,652

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Skyworks Solutions, Inc.	10,133	$1,079,975
		48,494,210
Materials — 5.4%
Air Products & Chemicals, Inc.	21,162	5,460,854
Axalta Coating Systems Ltd. (a)	58,419	1,996,177
CRH PLC	75,951	5,694,806
DuPont de Nemours, Inc.	41,714	3,357,560
Element Solutions, Inc.	71,075	1,927,554
International Flavors & Fragrances, Inc.	15,987	1,522,122
Kinross Gold Corp.	84,205	700,586
Knife River Corp. (a)	26,542	1,861,656
Olin Corp.	6,110	288,086
Teck Resources Ltd. Class B	32,093	1,537,255
		24,346,656
Real Estate — 3.7%
COPT Defense Properties	41,842	1,047,305
CubeSmart	28,638	1,293,578
Extra Space Storage, Inc.	9,641	1,498,308
Mid-America Apartment Communities, Inc.	26,250	3,743,513
Prologis, Inc.	20,428	2,294,269
Public Storage	15,260	4,389,539
SBA Communications Corp.	2,891	567,503
VICI Properties, Inc.	62,151	1,780,005
		16,614,020
Utilities — 3.2%
CenterPoint Energy, Inc.	106,766	3,307,611
Entergy Corp.	47,996	5,135,572
FirstEnergy Corp.	41,819	1,600,413
Pinnacle West Capital Corp.	53,713	4,102,599
		14,146,195

TOTAL COMMON STOCK (Cost $348,037,684)		444,240,991

TOTAL EQUITIES (Cost $348,037,684)		444,240,991

TOTAL LONG-TERM INVESTMENTS (Cost $348,037,684)		444,240,991

SHORT-TERM INVESTMENTS — 1.8%
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	5,652,064	5,652,064

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$2,139,510	2,139,510

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $7,791,574)	$7,791,574

TOTAL INVESTMENTS — 101.4% (Cost $355,829,258) (e)	452,032,565

Other Assets/(Liabilities) — (1.4)%	(6,271,713)

NET ASSETS — 100.0%	$445,760,852

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $8,118,064 or 1.82% of net assets. The Fund received $2,723,267 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,139,795. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $2,182,473.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Communication Services — 9.3%
Alphabet, Inc. Class A	294,157	$53,580,698
Alphabet, Inc. Class C	244,820	44,904,884
AT&T, Inc.	359,065	6,861,732
Charter Communications, Inc. Class A (a)	4,894	1,463,110
Comcast Corp. Class A	195,952	7,673,480
Electronic Arts, Inc.	12,298	1,713,480
Fox Corp. Class A	11,096	381,369
Fox Corp. Class B	7,091	227,054
Interpublic Group of Cos., Inc.	19,189	558,208
Live Nation Entertainment, Inc. (a)	7,109	666,398
Match Group, Inc. (a)	13,126	398,768
Meta Platforms, Inc. Class A	109,762	55,344,196
Netflix, Inc. (a)	21,579	14,563,235
News Corp. Class A	19,040	524,933
News Corp. Class B	5,745	163,101
Omnicom Group, Inc.	9,920	889,824
Paramount Global Class B	25,733	267,366
T-Mobile US, Inc.	25,803	4,545,972
Take-Two Interactive Software, Inc. (a)	8,041	1,250,295
Verizon Communications, Inc.	211,017	8,702,341
Walt Disney Co.	91,275	9,062,695
Warner Bros Discovery, Inc. (a)	111,181	827,187
		214,570,326
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A (a)	22,098	3,350,720
Amazon.com, Inc. (a)	458,663	88,636,625
Aptiv PLC (a)	13,589	956,937
AutoZone, Inc. (a)	866	2,566,911
Bath & Body Works, Inc.	11,320	442,046
Best Buy Co., Inc.	9,767	823,260
Booking Holdings, Inc.	1,700	6,734,550
BorgWarner, Inc.	11,058	356,510
Caesars Entertainment, Inc. (a)	10,808	429,510
CarMax, Inc. (a)	7,702	564,865
Carnival Corp. (a)	50,478	944,948
Chipotle Mexican Grill, Inc. (a)	68,700	4,304,055
Darden Restaurants, Inc.	5,884	890,367
Deckers Outdoor Corp. (a)	1,271	1,230,264
Domino's Pizza, Inc.	1,720	888,088
DR Horton, Inc.	14,854	2,093,374
eBay, Inc.	25,290	1,358,579
Etsy, Inc. (a)	5,740	338,545
Expedia Group, Inc. (a)	6,348	799,785
Ford Motor Co.	196,810	2,467,997
Garmin Ltd.	7,762	1,264,585

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Motors Co.	57,161	$2,655,700
Genuine Parts Co.	7,024	971,560
Hasbro, Inc.	6,782	396,747
Hilton Worldwide Holdings, Inc.	12,542	2,736,664
Home Depot, Inc.	49,620	17,081,189
Las Vegas Sands Corp.	18,162	803,669
Lennar Corp. Class A	12,239	1,834,259
LKQ Corp.	13,407	557,597
Lowe's Cos., Inc.	28,631	6,311,990
Lululemon Athletica, Inc. (a)	5,753	1,718,421
Marriott International, Inc. Class A	12,031	2,908,735
McDonald's Corp.	36,149	9,212,211
MGM Resorts International (a)	12,603	560,077
Mohawk Industries, Inc. (a)	2,783	316,121
NIKE, Inc. Class B	60,647	4,570,964
Norwegian Cruise Line Holdings Ltd. (a)	21,315	400,509
NVR, Inc. (a)	157	1,191,404
O'Reilly Automotive, Inc. (a)	2,944	3,109,041
Pool Corp.	1,938	595,606
PulteGroup, Inc.	10,627	1,170,033
Ralph Lauren Corp.	1,874	328,062
Ross Stores, Inc.	16,868	2,451,258
Royal Caribbean Cruises Ltd. (a)	11,919	1,900,246
Starbucks Corp.	56,539	4,401,561
Tapestry, Inc.	11,858	507,404
Tesla, Inc. (a)	138,960	27,497,405
TJX Cos., Inc.	56,603	6,231,990
Tractor Supply Co.	5,360	1,447,200
Ulta Beauty, Inc. (a)	2,433	938,822
Wynn Resorts Ltd.	4,606	412,237
Yum! Brands, Inc.	14,079	1,864,904
		228,526,107
Consumer Staples — 5.8%
Altria Group, Inc.	86,210	3,926,866
Archer-Daniels-Midland Co.	24,751	1,496,198
Brown-Forman Corp. Class B	9,059	391,258
Bunge Global SA	7,090	756,999
Campbell Soup Co.	9,523	430,344
Church & Dwight Co., Inc.	12,193	1,264,170
Clorox Co.	6,326	863,309
Coca-Cola Co.	194,321	12,368,532
Colgate-Palmolive Co.	41,098	3,988,150
Conagra Brands, Inc.	23,426	665,767
Constellation Brands, Inc. Class A	8,116	2,088,085
Costco Wholesale Corp.	22,232	18,896,978
Dollar General Corp.	11,115	1,469,736
Dollar Tree, Inc. (a)	10,510	1,122,153
Estee Lauder Cos., Inc. Class A	11,805	1,256,052
General Mills, Inc.	28,211	1,784,628
Hershey Co.	7,380	1,356,665
Hormel Foods Corp.	14,027	427,683
J. M. Smucker Co.	5,452	594,486
Kellanova	13,214	762,184
Kenvue, Inc.	95,118	1,729,245
Keurig Dr Pepper, Inc.	52,616	1,757,374
Kimberly-Clark Corp.	16,773	2,318,029
Kraft Heinz Co.	39,944	1,286,996

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kroger Co.	33,465	$1,670,907
Lamb Weston Holdings, Inc.	7,056	593,269
McCormick & Co., Inc.	12,817	909,238
Molson Coors Beverage Co. Class B	9,277	471,550
Mondelez International, Inc. Class A	67,131	4,393,053
Monster Beverage Corp. (a)	35,574	1,776,921
PepsiCo, Inc.	68,772	11,342,566
Philip Morris International, Inc.	77,781	7,881,549
Procter & Gamble Co.	118,261	19,503,604
Sysco Corp.	25,148	1,795,316
Target Corp.	23,130	3,424,165
Tyson Foods, Inc. Class A	14,074	804,188
Walgreens Boots Alliance, Inc.	34,931	422,490
Walmart, Inc.	213,870	14,481,138
		132,471,841
Energy — 3.6%
APA Corp.	17,560	516,966
Baker Hughes Co.	50,146	1,763,635
Chevron Corp.	85,831	13,425,685
ConocoPhillips	58,624	6,705,413
Coterra Energy, Inc.	37,124	990,097
Devon Energy Corp.	31,648	1,500,115
Diamondback Energy, Inc.	8,968	1,795,304
EOG Resources, Inc.	28,830	3,628,832
EQT Corp.	22,065	815,964
Exxon Mobil Corp.	224,701	25,867,579
Halliburton Co.	44,141	1,491,083
Hess Corp.	13,791	2,034,448
Kinder Morgan, Inc.	96,888	1,925,165
Marathon Oil Corp.	28,231	809,383
Marathon Petroleum Corp.	17,644	3,060,881
Occidental Petroleum Corp.	33,318	2,100,033
ONEOK, Inc.	29,187	2,380,200
Phillips 66	21,227	2,996,616
Schlumberger NV	71,515	3,374,078
Targa Resources Corp.	11,172	1,438,730
Valero Energy Corp.	16,376	2,567,102
Williams Cos., Inc.	61,308	2,605,590
		83,792,899
Financials — 12.4%
Aflac, Inc.	25,813	2,305,359
Allstate Corp.	13,152	2,099,848
American Express Co.	28,460	6,589,913
American International Group, Inc.	33,194	2,464,323
Ameriprise Financial, Inc.	4,974	2,124,843
Aon PLC Class A	10,889	3,196,793
Arch Capital Group Ltd. (a)	18,588	1,875,343
Arthur J Gallagher & Co.	10,932	2,834,777
Assurant, Inc.	2,691	447,379
Bank of America Corp.	341,181	13,568,768
Bank of New York Mellon Corp.	37,429	2,241,623
Berkshire Hathaway, Inc. Class B (a)	90,712	36,901,642
BlackRock, Inc.	7,006	5,515,964
Blackstone, Inc.	35,771	4,428,450
Brown & Brown, Inc.	11,997	1,072,652

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Capital One Financial Corp.	19,059	$2,638,718
Cboe Global Markets, Inc.	5,289	899,447
Charles Schwab Corp.	74,768	5,509,654
Chubb Ltd.	20,305	5,179,399
Cincinnati Financial Corp.	7,866	928,975
Citigroup, Inc.	95,603	6,066,966
Citizens Financial Group, Inc.	22,798	821,412
CME Group, Inc.	17,960	3,530,936
Corpay, Inc. (a)	3,500	932,435
Discover Financial Services	12,528	1,638,788
Everest Group Ltd.	2,214	843,578
FactSet Research Systems, Inc.	1,945	794,085
Fidelity National Information Services, Inc.	27,760	2,091,994
Fifth Third Bancorp	34,126	1,245,258
Fiserv, Inc. (a)	29,230	4,356,439
Franklin Resources, Inc.	14,368	321,125
Global Payments, Inc.	12,718	1,229,831
Globe Life, Inc.	4,291	353,063
Goldman Sachs Group, Inc.	16,165	7,311,753
Hartford Financial Services Group, Inc.	14,726	1,480,552
Huntington Bancshares, Inc.	71,360	940,525
Intercontinental Exchange, Inc.	28,799	3,942,295
Invesco Ltd.	23,536	352,099
Jack Henry & Associates, Inc.	3,743	621,413
JP Morgan Chase & Co.	143,886	29,102,382
KeyCorp.	46,924	666,790
KKR & Co., Inc.	33,339	3,508,596
Loews Corp.	8,932	667,578
M&T Bank Corp.	8,426	1,275,359
MarketAxess Holdings, Inc.	1,822	365,366
Marsh & McLennan Cos., Inc.	24,650	5,194,248
Mastercard, Inc. Class A	41,137	18,147,999
MetLife, Inc.	29,859	2,095,803
Moody's Corp.	7,849	3,303,880
Morgan Stanley	62,613	6,085,357
MSCI, Inc.	3,963	1,909,175
Nasdaq, Inc.	19,039	1,147,290
Northern Trust Corp.	10,277	863,062
PayPal Holdings, Inc. (a)	52,312	3,035,665
PNC Financial Services Group, Inc.	19,845	3,085,501
Principal Financial Group, Inc.	10,989	862,087
Progressive Corp.	29,325	6,091,096
Prudential Financial, Inc.	18,087	2,119,615
Raymond James Financial, Inc.	9,425	1,165,024
Regions Financial Corp.	45,504	911,900
S&P Global, Inc.	16,022	7,145,812
State Street Corp.	15,128	1,119,472
Synchrony Financial	20,040	945,688
T. Rowe Price Group, Inc.	11,218	1,293,548
Travelers Cos., Inc.	11,505	2,339,427
Truist Financial Corp.	66,823	2,596,074
US Bancorp	78,009	3,096,957
Visa, Inc. Class A	78,825	20,689,198
W. R. Berkley Corp.	10,154	797,901
Wells Fargo & Co.	174,725	10,376,918
Willis Towers Watson PLC	5,137	1,346,613
		285,049,798

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 11.7%
Abbott Laboratories	87,124	$9,053,055
AbbVie, Inc.	88,369	15,157,051
Agilent Technologies, Inc.	14,571	1,888,839
Align Technology, Inc. (a)	3,569	861,664
Amgen, Inc.	26,892	8,402,405
Baxter International, Inc.	25,443	851,068
Becton Dickinson & Co.	14,539	3,397,910
Bio-Rad Laboratories, Inc. Class A (a)	1,049	286,492
Bio-Techne Corp.	8,077	578,717
Biogen, Inc. (a)	7,260	1,683,013
Boston Scientific Corp. (a)	73,596	5,667,628
Bristol-Myers Squibb Co.	101,435	4,212,596
Cardinal Health, Inc.	12,186	1,198,128
Catalent, Inc. (a)	9,327	524,457
Cencora, Inc.	8,232	1,854,670
Centene Corp. (a)	26,553	1,760,464
Charles River Laboratories International, Inc. (a)	2,641	545,578
Cigna Group	14,234	4,705,333
The Cooper Cos., Inc.	10,121	883,563
CVS Health Corp.	62,805	3,709,263
Danaher Corp.	33,007	8,246,799
DaVita, Inc. (a)	2,592	359,173
Dexcom, Inc. (a)	19,901	2,256,375
Edwards Lifesciences Corp. (a)	30,140	2,784,032
Elevance Health, Inc.	11,654	6,314,836
Eli Lilly & Co.	39,991	36,207,052
GE HealthCare Technologies, Inc. (a)	21,409	1,668,189
Gilead Sciences, Inc.	62,427	4,283,116
HCA Healthcare, Inc.	9,712	3,120,271
Henry Schein, Inc. (a)	6,510	417,291
Hologic, Inc. (a)	11,761	873,254
Humana, Inc.	6,030	2,253,110
IDEXX Laboratories, Inc. (a)	4,131	2,012,623
Incyte Corp. (a)	7,963	482,717
Insulet Corp. (a)	3,499	706,098
Intuitive Surgical, Inc. (a)	17,756	7,898,757
IQVIA Holdings, Inc. (a)	9,074	1,918,607
Johnson & Johnson	120,507	17,613,303
Labcorp Holdings, Inc.	4,254	865,732
McKesson Corp.	6,529	3,813,197
Medtronic PLC	66,618	5,243,503
Merck & Co., Inc.	126,843	15,703,163
Mettler-Toledo International, Inc. (a)	1,066	1,489,831
Moderna, Inc. (a)	16,733	1,987,044
Molina Healthcare, Inc. (a)	2,906	863,954
Pfizer, Inc.	283,707	7,938,122
Quest Diagnostics, Inc.	5,670	776,110
Regeneron Pharmaceuticals, Inc. (a)	5,323	5,594,633
ResMed, Inc.	7,298	1,396,983
Revvity, Inc.	6,043	633,669
Solventum Corp. (a)	6,642	351,229
STERIS PLC	5,020	1,102,091
Stryker Corp.	16,942	5,764,516
Teleflex, Inc.	2,428	510,681
Thermo Fisher Scientific, Inc.	19,108	10,566,724
UnitedHealth Group, Inc.	46,117	23,485,543
Universal Health Services, Inc. Class B	2,968	548,872

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	12,911	$6,051,644
Viatris, Inc.	60,106	638,927
Waters Corp. (a)	2,962	859,335
West Pharmaceutical Services, Inc.	3,640	1,198,980
Zimmer Biomet Holdings, Inc.	10,178	1,104,618
Zoetis, Inc.	22,845	3,960,409
		269,087,007
Industrials — 8.1%
3M Co.	27,691	2,829,743
A.O. Smith Corp.	6,154	503,274
Allegion PLC	4,269	504,382
American Airlines Group, Inc. (a) (b)	31,450	356,329
AMETEK, Inc.	11,563	1,927,668
Automatic Data Processing, Inc.	20,474	4,886,939
Axon Enterprise, Inc. (a)	3,529	1,038,373
Boeing Co. (a)	28,863	5,253,355
Broadridge Financial Solutions, Inc.	5,976	1,177,272
Builders FirstSource, Inc. (a)	6,180	855,374
C.H. Robinson Worldwide, Inc.	6,019	530,394
Carrier Global Corp.	41,859	2,640,466
Caterpillar, Inc.	24,496	8,159,618
Cintas Corp.	4,317	3,023,022
Copart, Inc. (a)	43,780	2,371,125
CSX Corp.	97,452	3,259,769
Cummins, Inc.	6,828	1,890,878
Dayforce, Inc. (a) (b)	8,127	403,099
Deere & Co.	12,968	4,845,234
Delta Air Lines, Inc.	32,386	1,536,392
Dover Corp.	6,844	1,235,000
Eaton Corp. PLC	20,052	6,287,305
Emerson Electric Co.	28,643	3,155,313
Equifax, Inc.	6,240	1,512,950
Expeditors International of Washington, Inc.	6,994	872,781
Fastenal Co.	28,901	1,816,139
FedEx Corp.	11,324	3,395,388
Fortive Corp.	17,776	1,317,202
GE Vernova, Inc. (a)	13,729	2,354,661
Generac Holdings, Inc. (a)	2,970	392,693
General Dynamics Corp.	11,425	3,314,849
General Electric Co.	54,814	8,713,782
Honeywell International, Inc.	32,611	6,963,753
Howmet Aerospace, Inc.	19,598	1,521,393
Hubbell, Inc.	2,726	996,298
Huntington Ingalls Industries, Inc.	1,984	488,719
IDEX Corp.	3,863	777,236
Illinois Tool Works, Inc.	13,561	3,213,415
Ingersoll Rand, Inc.	20,098	1,825,702
Jacobs Solutions, Inc.	6,295	879,474
JB Hunt Transport Services, Inc.	4,182	669,120
Johnson Controls International PLC	33,698	2,239,906
L3Harris Technologies, Inc.	9,563	2,147,659
Leidos Holdings, Inc.	6,752	984,982
Lockheed Martin Corp.	10,704	4,999,838
Masco Corp.	11,011	734,103
Nordson Corp.	2,784	645,721
Norfolk Southern Corp.	11,385	2,444,246
Northrop Grumman Corp.	6,958	3,033,340

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc.	8,966	$1,583,396
Otis Worldwide Corp.	20,159	1,940,505
PACCAR, Inc.	26,207	2,697,749
Parker-Hannifin Corp.	6,464	3,269,556
Paychex, Inc.	16,165	1,916,522
Paycom Software, Inc.	2,513	359,460
Pentair PLC	8,282	634,981
Quanta Services, Inc.	7,279	1,849,521
Republic Services, Inc.	10,247	1,991,402
Rockwell Automation, Inc.	5,741	1,580,382
Rollins, Inc.	14,368	701,015
RTX Corp.	66,620	6,687,982
Snap-on, Inc.	2,588	676,477
Southwest Airlines Co.	30,422	870,373
Stanley Black & Decker, Inc.	7,859	627,856
Textron, Inc.	9,491	814,897
Trane Technologies PLC	11,331	3,727,106
TransDigm Group, Inc.	2,798	3,574,753
Uber Technologies, Inc. (a)	104,606	7,602,764
Union Pacific Corp.	30,551	6,912,469
United Airlines Holdings, Inc. (a)	16,434	799,678
United Parcel Service, Inc. Class B	36,472	4,991,193
United Rentals, Inc.	3,326	2,151,024
Veralto Corp.	10,987	1,048,929
Verisk Analytics, Inc.	7,159	1,929,708
W.W. Grainger, Inc.	2,185	1,971,394
Waste Management, Inc.	18,292	3,902,415
Westinghouse Air Brake Technologies Corp.	8,796	1,390,208
Xylem, Inc.	12,078	1,638,139
		186,767,528
Information Technology — 32.4%
Accenture PLC Class A	31,475	9,549,830
Adobe, Inc. (a)	22,426	12,458,540
Advanced Micro Devices, Inc. (a)	81,051	13,147,283
Akamai Technologies, Inc. (a)	7,727	696,048
Amphenol Corp. Class A	60,323	4,063,961
Analog Devices, Inc.	24,907	5,685,272
ANSYS, Inc. (a)	4,401	1,414,922
Apple, Inc.	722,021	152,072,063
Applied Materials, Inc.	41,618	9,821,432
Arista Networks, Inc. (a)	12,712	4,455,302
Autodesk, Inc. (a)	10,779	2,667,264
Broadcom, Inc.	21,819	35,031,059
Cadence Design Systems, Inc. (a)	13,677	4,209,097
CDW Corp.	6,712	1,502,414
Cisco Systems, Inc.	202,740	9,632,177
Cognizant Technology Solutions Corp. Class A	24,951	1,696,668
Corning, Inc.	38,844	1,509,089
Crowdstrike Holdings, Inc. Class A (a)	11,544	4,423,545
Enphase Energy, Inc. (a)	6,802	678,227
EPAM Systems, Inc. (a)	2,979	560,380
F5, Inc. (a)	2,946	507,390
Fair Isaac Corp. (a)	1,234	1,837,006
First Solar, Inc. (a)	5,353	1,206,887
Fortinet, Inc. (a)	31,679	1,909,293
Gartner, Inc. (a)	3,871	1,738,311
Gen Digital, Inc.	27,444	685,551

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GoDaddy, Inc. Class A (a)	7,062	$986,632
Hewlett Packard Enterprise Co.	64,446	1,364,322
HP, Inc.	43,249	1,514,580
Intel Corp.	213,161	6,601,596
International Business Machines Corp.	45,996	7,955,008
Intuit, Inc.	14,000	9,200,940
Jabil, Inc.	6,031	656,112
Juniper Networks, Inc.	16,550	603,413
Keysight Technologies, Inc. (a)	8,641	1,181,657
KLA Corp.	6,747	5,562,969
Lam Research Corp.	6,547	6,971,573
Microchip Technology, Inc.	27,236	2,492,094
Micron Technology, Inc.	55,444	7,292,549
Microsoft Corp.	372,280	166,390,546
Monolithic Power Systems, Inc.	2,435	2,000,791
Motorola Solutions, Inc.	8,315	3,210,006
NetApp, Inc.	10,323	1,329,602
NVIDIA Corp.	1,232,072	152,210,175
NXP Semiconductors NV	12,798	3,443,814
ON Semiconductor Corp. (a)	21,622	1,482,188
Oracle Corp.	79,777	11,264,512
Palo Alto Networks, Inc. (a)	16,172	5,482,470
PTC, Inc. (a)	6,077	1,104,009
Qorvo, Inc. (a)	4,706	546,084
QUALCOMM, Inc.	55,993	11,152,686
Roper Technologies, Inc.	5,352	3,016,708
Salesforce, Inc.	48,615	12,498,916
Seagate Technology Holdings PLC	9,904	1,022,786
ServiceNow, Inc. (a)	10,250	8,063,368
Skyworks Solutions, Inc.	7,887	840,596
Super Micro Computer, Inc. (a)	2,507	2,054,110
Synopsys, Inc. (a)	7,618	4,533,167
TE Connectivity Ltd.	15,288	2,299,774
Teledyne Technologies, Inc. (a)	2,403	932,316
Teradyne, Inc.	7,795	1,155,921
Texas Instruments, Inc.	45,557	8,862,203
Trimble, Inc. (a)	12,464	696,987
Tyler Technologies, Inc. (a)	2,110	1,060,866
VeriSign, Inc. (a)	4,332	770,230
Western Digital Corp. (a)	16,245	1,230,884
Zebra Technologies Corp. Class A (a)	2,624	810,632
		745,008,803
Materials — 2.2%
Air Products & Chemicals, Inc.	11,083	2,859,968
Albemarle Corp. (b)	5,729	547,234
Amcor PLC	70,910	693,500
Avery Dennison Corp.	3,969	867,822
Ball Corp.	15,556	933,671
Celanese Corp.	5,018	676,878
CF Industries Holdings, Inc.	9,142	677,605
Corteva, Inc.	35,161	1,896,584
Dow, Inc.	35,186	1,866,617
DuPont de Nemours, Inc.	20,917	1,683,609
Eastman Chemical Co.	6,029	590,661
Ecolab, Inc.	12,715	3,026,170
FMC Corp.	6,521	375,284
Freeport-McMoRan, Inc.	71,845	3,491,667

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Flavors & Fragrances, Inc.	12,634	$1,202,883
International Paper Co.	17,660	762,029
Linde PLC (LIN US)	24,086	10,569,178
LyondellBasell Industries NV Class A	12,824	1,226,744
Martin Marietta Materials, Inc.	3,070	1,663,326
Mosaic Co.	16,375	473,238
Newmont Corp. (NEM US)	58,101	2,432,689
Nucor Corp.	11,972	1,892,534
Packaging Corp. of America	4,457	813,670
PPG Industries, Inc.	11,814	1,487,264
Sherwin-Williams Co.	11,697	3,490,736
Steel Dynamics, Inc.	7,374	954,933
Vulcan Materials Co.	6,657	1,655,463
Westrock Co.	12,875	647,097
		49,459,054
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc.	7,760	907,687
American Tower Corp.	23,356	4,539,939
AvalonBay Communities, Inc.	7,192	1,487,953
Boston Properties, Inc.	7,476	460,222
Camden Property Trust	5,212	568,681
CBRE Group, Inc. Class A (a)	15,182	1,352,868
CoStar Group, Inc. (a)	20,666	1,532,177
Crown Castle, Inc.	21,729	2,122,923
Digital Realty Trust, Inc.	16,179	2,460,017
Equinix, Inc.	4,761	3,602,173
Equity Residential	17,293	1,199,097
Essex Property Trust, Inc.	3,164	861,241
Extra Space Storage, Inc.	10,585	1,645,015
Federal Realty Investment Trust	3,837	387,422
Healthpeak Properties, Inc.	35,468	695,173
Host Hotels & Resorts, Inc.	34,508	620,454
Invitation Homes, Inc.	28,401	1,019,312
Iron Mountain, Inc.	14,629	1,311,051
Kimco Realty Corp.	34,173	665,007
Mid-America Apartment Communities, Inc.	5,742	818,867
Prologis, Inc.	46,429	5,214,441
Public Storage	7,878	2,266,107
Realty Income Corp.	43,904	2,319,009
Regency Centers Corp.	7,986	496,729
SBA Communications Corp.	5,405	1,061,001
Simon Property Group, Inc.	16,227	2,463,259
UDR, Inc.	15,531	639,101
Ventas, Inc.	20,458	1,048,677
VICI Properties, Inc.	51,832	1,484,468
Welltower, Inc.	30,017	3,129,272
Weyerhaeuser Co.	36,042	1,023,232
		49,402,575
Utilities — 2.3%
AES Corp.	35,760	628,303
Alliant Energy Corp.	13,167	670,200
Ameren Corp.	13,174	936,803
American Electric Power Co., Inc.	26,347	2,311,686
American Water Works Co., Inc.	9,640	1,245,102
Atmos Energy Corp.	7,429	866,593

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CenterPoint Energy, Inc.	32,563	$1,008,802
CMS Energy Corp.	14,752	878,187
Consolidated Edison, Inc.	17,296	1,546,608
Constellation Energy Corp.	15,798	3,163,865
Dominion Energy, Inc.	42,229	2,069,221
DTE Energy Co.	10,344	1,148,287
Duke Energy Corp.	38,629	3,871,785
Edison International	19,218	1,380,045
Entergy Corp.	10,595	1,133,665
Evergy, Inc.	11,225	594,588
Eversource Energy	17,787	1,008,701
Exelon Corp.	49,873	1,726,105
FirstEnergy Corp.	26,366	1,009,027
NextEra Energy, Inc.	103,008	7,293,996
NiSource, Inc.	23,030	663,494
NRG Energy, Inc.	10,515	818,698
PG&E Corp.	107,945	1,884,720
Pinnacle West Capital Corp.	5,882	449,267
PPL Corp.	36,396	1,006,349
Public Service Enterprise Group, Inc.	24,762	1,824,959
Sempra	31,531	2,398,248
Southern Co.	54,973	4,264,256
Vistra Corp.	16,391	1,409,298
WEC Energy Group, Inc.	15,612	1,224,918
Xcel Energy, Inc.	27,934	1,491,955
		51,927,731

TOTAL COMMON STOCK (Cost $1,109,839,668)		2,296,063,669

TOTAL EQUITIES (Cost $1,109,839,668)		2,296,063,669

TOTAL LONG-TERM INVESTMENTS (Cost $1,109,839,668)		2,296,063,669

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$7,223,202	7,223,202
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
5.326% 10/03/24 (d) (e)	20,000	19,730
5.332% 10/03/24 (d) (e)	30,000	29,595
5.339% 10/03/24 (d) (e)	25,000	24,662
5.346% 10/03/24 (d) (e)	25,000	24,662
5.347% 10/03/24 (d) (e)	15,000	14,797
5.348% 10/03/24 (d) (e)	10,000	9,865
5.350% 10/03/24 (d) (e)	40,000	39,459
5.350% 10/03/24 (d) (e)	150,000	147,973
5.352% 10/03/24 (d) (e)	390,000	384,730
5.353% 10/03/24 (d) (e)	65,000	64,122
5.354% 10/03/24 (d) (e)	170,000	167,703
5.357% 10/03/24 (d) (e)	25,000	24,662

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.359% 10/03/24 (d) (e)	$5,000	$4,932
5.368% 10/03/24 (d) (e)	10,000	9,865
5.369% 10/03/24 (d) (e)	135,000	133,176
		1,099,933

TOTAL SHORT-TERM INVESTMENTS (Cost $8,322,850)		8,323,135

TOTAL INVESTMENTS — 100.2% (Cost $1,118,162,518) (f)		2,304,386,804

Other Assets/(Liabilities) — (0.2)%		(4,889,535)

NET ASSETS — 100.0%		$2,299,497,269

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,293,485 or 0.06% of net assets. The Fund received $1,365,130 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $7,224,165. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $7,367,770.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/20/24	33	$9,150,652	$(40,177)

MassMutual Equity Opportunities Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 96.7%
Communication Services — 1.5%
News Corp. Class A	210,400	$5,800,728
News Corp. Class B	49,700	1,410,983
Walt Disney Co.	26,400	2,621,256
		9,832,967
Consumer Discretionary — 9.6%
Las Vegas Sands Corp.	68,500	3,031,125
McDonald's Corp.	76,819	19,576,554
NIKE, Inc. Class B	190,726	14,375,018
TJX Cos., Inc.	220,528	24,280,133
		61,262,830
Consumer Staples — 9.5%
Coca-Cola Co.	177,331	11,287,118
Kenvue, Inc.	268,600	4,883,148
Kimberly-Clark Corp.	38,600	5,334,520
PepsiCo, Inc.	98,607	16,263,253
Philip Morris International, Inc.	50,800	5,147,564
Procter & Gamble Co.	107,083	17,660,128
		60,575,731
Energy — 2.6%
ConocoPhillips	55,900	6,393,842
TotalEnergies SE (a)	120,500	8,031,214
TotalEnergies SE Sponsored ADR (a)	32,600	2,173,768
		16,598,824
Financials — 21.4%
American Express Co.	87,895	20,352,087
American International Group, Inc.	71,600	5,315,584
Charles Schwab Corp.	63,500	4,679,315
Chubb Ltd.	96,683	24,661,900
Fifth Third Bancorp	175,200	6,393,048
Marsh & McLennan Cos., Inc.	92,070	19,400,990
Mastercard, Inc. Class A	19,476	8,592,032
MetLife, Inc.	78,400	5,502,896
S&P Global, Inc.	20,733	9,246,918
US Bancorp	97,100	3,854,870
Visa, Inc. Class A	75,363	19,780,527
Wells Fargo & Co.	153,100	9,092,609
		136,872,776

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 14.5%
AbbVie, Inc.	10,800	$1,852,416
Becton Dickinson & Co.	23,700	5,538,927
Danaher Corp.	84,303	21,063,105
Elevance Health, Inc.	20,020	10,848,037
Johnson & Johnson	20,000	2,923,200
Sanofi SA ADR	59,900	2,906,348
Stryker Corp.	51,327	17,464,012
UnitedHealth Group, Inc.	45,909	23,379,617
Viatris, Inc.	198,200	2,106,866
Zimmer Biomet Holdings, Inc.	45,100	4,894,703
		92,977,231
Industrials — 12.1%
Boeing Co. (b)	19,800	3,603,798
GE Vernova, Inc. (b)	11,800	2,023,818
General Dynamics Corp.	26,348	7,644,609
General Electric Co.	37,300	5,929,581
Honeywell International, Inc.	86,391	18,447,934
L3Harris Technologies, Inc.	28,300	6,355,614
Lockheed Martin Corp.	16,502	7,708,084
Norfolk Southern Corp.	10,700	2,297,183
Northrop Grumman Corp.	16,225	7,073,289
Stanley Black & Decker, Inc.	56,400	4,505,796
Union Pacific Corp.	36,048	8,156,220
United Parcel Service, Inc. Class B	26,400	3,612,840
		77,358,766
Information Technology — 16.2%
Accenture PLC Class A	69,157	20,982,925
Apple, Inc.	92,685	19,521,315
Microsoft Corp.	64,271	28,725,923
QUALCOMM, Inc.	48,400	9,640,312
Samsung Electronics Co. Ltd.	58,200	3,420,169
Texas Instruments, Inc.	112,299	21,845,525
		104,136,169
Materials — 4.7%
CF Industries Holdings, Inc.	67,300	4,988,276
International Paper Co.	94,000	4,056,100
Linde PLC (LIN US)	48,577	21,316,073
		30,360,449
Real Estate — 2.7%
American Tower Corp.	48,417	9,411,297
Equity Residential	67,200	4,659,648
Weyerhaeuser Co.	120,800	3,429,512
		17,500,457
Utilities — 1.9%
Ameren Corp.	59,000	4,195,490

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Co.	99,800	$7,741,486
		11,936,976

TOTAL COMMON STOCK (Cost $490,575,670)		619,413,176

PREFERRED STOCK — 0.4%
Consumer Discretionary — 0.4%
Dr Ing hc F Porsche AG 3.323% (c)	18,600	1,382,832
Volkswagen AG 8.604%	11,600	1,308,809
		2,691,641

TOTAL PREFERRED STOCK (Cost $3,785,215)		2,691,641

TOTAL EQUITIES (Cost $494,360,885)		622,104,817

TOTAL LONG-TERM INVESTMENTS (Cost $494,360,885)		622,104,817

SHORT-TERM INVESTMENTS — 4.6%
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	8,284,014	8,284,014
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	171	171

	Principal Amount
Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (e)	$21,061,195	21,061,195

TOTAL SHORT-TERM INVESTMENTS (Cost $29,345,380)		29,345,380

TOTAL INVESTMENTS — 101.7% (Cost $523,706,265) (f)		651,450,197

Other Assets/(Liabilities) — (1.7)%		(10,711,303)

NET ASSETS — 100.0%		$640,738,894

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $9,606,330 or 1.50% of net assets. The Fund received $1,774,818 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $1,382,832 or 0.22% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $21,064,003. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $21,482,443.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.7%
Communication Services — 18.6%
Alphabet, Inc. Class A	545,624	$99,385,412
Alphabet, Inc. Class C	547,191	100,365,773
Meta Platforms, Inc. Class A	306,870	154,729,991
Netflix, Inc. (a)	125,510	84,704,189
Sea Ltd. ADR (a)	52,893	3,777,618
T-Mobile US, Inc.	75,305	13,267,235
Walt Disney Co.	310,551	30,834,609
		487,064,827
Consumer Discretionary — 14.5%
Alibaba Group Holding Ltd. Sponsored ADR	101,208	7,286,976
Amazon.com, Inc. (a)	991,733	191,652,402
Booking Holdings, Inc.	3,172	12,565,878
Carvana Co. (a)	110,744	14,254,968
Chipotle Mexican Grill, Inc. (a)	247,350	15,496,478
DoorDash, Inc., Class A (a)	37,545	4,084,145
Lululemon Athletica, Inc. (a)	9,116	2,722,949
NIKE, Inc. Class B	28,918	2,179,550
Ross Stores, Inc.	50,154	7,288,379
Starbucks Corp.	206,078	16,043,172
Tesla, Inc. (a)	440,822	87,229,857
TJX Cos., Inc.	58,022	6,388,222
Yum China Holdings, Inc.	98,947	3,051,526
Yum! Brands, Inc.	84,564	11,201,347
		381,445,849
Consumer Staples — 1.8%
Colgate-Palmolive Co.	62,454	6,060,536
Dollar General Corp.	56,023	7,407,921
Mondelez International, Inc. Class A	45,816	2,998,199
Monster Beverage Corp. (a)	509,388	25,443,931
Procter & Gamble Co.	28,041	4,624,522
		46,535,109
Energy — 0.2%
Schlumberger NV	88,150	4,158,917
Financials — 8.4%
Adyen NV ADR (a) (b)	216,565	2,570,626
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $1,214,643) (a) (c) (d) (e)	1,214,643	1,225,089
Block, Inc. (a)	155,350	10,018,521
Charles Schwab Corp.	69,874	5,149,015
Chubb Ltd.	57,050	14,552,314
FactSet Research Systems, Inc.	32,196	13,144,661

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fiserv, Inc. (a)	19,379	$2,888,246
Goldman Sachs Group, Inc.	12,787	5,783,816
Marsh & McLennan Cos., Inc.	31,514	6,640,630
Mastercard, Inc. Class A	74,236	32,749,954
Morgan Stanley	60,267	5,857,350
MSCI, Inc.	2,525	1,216,419
PayPal Holdings, Inc. (a)	140,879	8,175,208
S&P Global, Inc.	13,383	5,968,818
SEI Investments Co.	183,401	11,864,211
Visa, Inc. Class A	355,508	93,310,185
		221,115,063
Health Care — 11.6%
AstraZeneca PLC Sponsored ADR	42,808	3,338,596
Danaher Corp.	46,782	11,688,483
Elevance Health, Inc.	10,847	5,877,555
Eli Lilly & Co.	61,704	55,865,568
GRAIL, Inc. (a)	15,283	234,902
Humana, Inc.	15,664	5,852,854
Illumina, Inc. (a)	90,797	9,477,391
Intuitive Surgical, Inc. (a)	88,814	39,508,908
Novartis AG Sponsored ADR (b)	122,201	13,009,518
Novo Nordisk AS Sponsored ADR	183,697	26,220,910
Regeneron Pharmaceuticals, Inc. (a)	24,108	25,338,231
Roche Holding AG Sponsored ADR (b)	277,983	9,637,671
Stryker Corp.	23,493	7,993,493
Thermo Fisher Scientific, Inc.	48,581	26,865,293
UnitedHealth Group, Inc.	56,316	28,679,486
Vertex Pharmaceuticals, Inc. (a)	64,823	30,383,837
Zoetis, Inc.	31,720	5,498,979
		305,471,675
Industrials — 3.9%
Boeing Co. (a)	306,178	55,727,458
Cintas Corp.	4,531	3,172,878
Deere & Co.	15,068	5,629,857
Expeditors International of Washington, Inc.	122,192	15,248,340
GE Vernova, Inc. (a)	13,037	2,235,976
General Electric Co.	61,831	9,829,274
Old Dominion Freight Line, Inc.	23,456	4,142,329
TransDigm Group, Inc.	3,486	4,453,748
Veralto Corp.	9,819	937,420
		101,377,280
Information Technology — 37.9%
Advanced Micro Devices, Inc. (a)	56,424	9,152,537
Apple, Inc.	566,870	119,394,159
ASML Holding NV	18,226	18,640,277
Atlassian Corp. Class A (a)	19,123	3,382,476
Autodesk, Inc. (a)	123,230	30,493,264
Bill Holdings, Inc. (a)	34,671	1,824,388
Broadcom, Inc.	4,000	6,422,120
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $2,302,739) (a) (c) (d) (e)	1,351	1,441,059
Confluent, Inc. Class A (a)	58,406	1,724,729
Crowdstrike Holdings, Inc. Class A (a)	12,054	4,618,972
Datadog, Inc. Class A (a)	19,668	2,550,743

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortinet, Inc. (a)	16,745	$1,009,221
Gusto, Inc. (Acquired 10/04/21, Cost $765,943) (a) (c) (d) (e)	26,606	494,606
Intuit, Inc.	21,544	14,158,932
Lam Research Corp.	3,464	3,688,640
Microsoft Corp.	557,840	249,326,588
MongoDB, Inc. (a)	17,348	4,336,306
Monolithic Power Systems, Inc.	11,282	9,270,194
NVIDIA Corp.	2,396,938	296,117,721
Oracle Corp.	370,496	52,314,035
QUALCOMM, Inc.	118,319	23,566,778
Roper Technologies, Inc.	16,283	9,178,076
Salesforce, Inc.	123,720	31,808,412
ServiceNow, Inc. (a)	38,422	30,225,435
Shopify, Inc. Class A (a)	411,773	27,197,607
Snowflake, Inc. Class A (a)	13,060	1,764,275
Synopsys, Inc. (a)	28,185	16,771,766
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	38,047	6,612,949
TE Connectivity Ltd.	39,341	5,918,067
Texas Instruments, Inc.	11,230	2,184,572
Workday, Inc. Class A (a)	42,937	9,598,996
		995,187,900
Materials — 0.4%
Linde PLC (LIN US)	13,529	5,936,661
Sherwin-Williams Co.	18,317	5,466,342
		11,403,003
Utilities — 0.4%
Constellation Energy Corp.	52,051	10,424,254

TOTAL COMMON STOCK (Cost $1,374,852,878)		2,564,183,877

PREFERRED STOCK — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	90,666
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	10,667
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	13,788	1,013,418
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	29,970	2,202,795
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	683,461
		4,001,007

TOTAL PREFERRED STOCK (Cost $4,296,923)		4,001,007

TOTAL EQUITIES (Cost $1,379,149,801)		2,568,184,884

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Retail — 0.1%
Carvana Co.
12.000% 12/01/28 (f)	$812,093	$873,265
13.000% 6/01/30 (f)	1,223,401	1,339,214
14.000% 6/01/31 (f)	1,454,184	1,635,496
		3,847,975

TOTAL CORPORATE DEBT (Cost $3,782,601)		3,847,975

TOTAL BONDS & NOTES (Cost $3,782,601)		3,847,975

TOTAL LONG-TERM INVESTMENTS (Cost $1,382,932,402)		2,572,032,859

	Number of Shares
SHORT-TERM INVESTMENTS — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	2,450	2,450
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	110	110

	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (h)	$40,386,359	40,386,359

TOTAL SHORT-TERM INVESTMENTS (Cost $40,388,919)		40,388,919

TOTAL INVESTMENTS — 99.5% (Cost $1,423,321,321) (i)		2,612,421,778

Other Assets/(Liabilities) — 0.5%		12,950,168

NET ASSETS — 100.0%		$2,625,371,946

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $11,457,823 or 0.44% of net assets. The Fund received $11,893,675 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $7,161,761 or 0.27% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $7,161,761 or 0.27% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $3,847,975 or 0.15% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $40,391,744. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $41,194,338.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Growth Opportunities Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Communication Services — 9.2%
Alphabet, Inc. Class A	24,001	$4,371,782
Meta Platforms, Inc. Class A	8,878	4,476,465
Netflix, Inc. (a)	2,377	1,604,190
Sea Ltd. ADR (a)	24,500	1,749,790
		12,202,227
Consumer Discretionary — 10.9%
Airbnb, Inc. Class A (a)	6,051	917,513
Amazon.com, Inc. (a)	58,810	11,365,033
DoorDash, Inc., Class A (a)	11,217	1,220,185
Floor & Decor Holdings, Inc. Class A (a) (b)	9,765	970,739
		14,473,470
Financials — 13.0%
Block, Inc. (a)	26,733	1,724,011
CME Group, Inc.	12,303	2,418,770
KKR & Co., Inc.	13,345	1,404,428
Mastercard, Inc. Class A	6,798	2,999,006
NU Holdings Ltd. Class A (a)	213,678	2,754,309
S&P Global, Inc.	4,429	1,975,334
Visa, Inc. Class A	14,947	3,923,139
		17,198,997
Health Care — 12.0%
10X Genomics, Inc. Class A (a)	10,992	213,794
Align Technology, Inc. (a)	2,527	610,094
Danaher Corp.	5,736	1,433,139
Dexcom, Inc. (a)	22,594	2,561,708
Edwards Lifesciences Corp. (a)	42,817	3,955,006
Eli Lilly & Co.	1,520	1,376,178
Intuitive Surgical, Inc. (a)	4,272	1,900,399
IQVIA Holdings, Inc. (a)	5,027	1,062,909
Ultragenyx Pharmaceutical, Inc. (a)	27,310	1,122,441
Veeva Systems, Inc. Class A (a)	9,006	1,648,188
		15,883,856
Industrials — 8.5%
Boeing Co. (a)	9,464	1,722,543
Canadian Pacific Kansas City Ltd. (b)	28,517	2,245,144
Copart, Inc. (a)	26,565	1,438,760
Uber Technologies, Inc. (a)	47,174	3,428,606

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Management, Inc.	11,762	$2,509,305
		11,344,358
Information Technology — 43.2%
Advanced Micro Devices, Inc. (a)	10,472	1,698,663
Apple, Inc.	5,936	1,250,240
ASML Holding NV	2,905	2,971,031
Atlassian Corp. Class A (a)	10,791	1,908,712
Cloudflare, Inc. Class A (a)	7,625	631,579
Datadog, Inc. Class A (a)	26,528	3,440,416
Entegris, Inc. (b)	12,412	1,680,585
Lam Research Corp.	1,548	1,648,388
Microsoft Corp.	31,324	14,000,262
NVIDIA Corp.	119,302	14,738,569
Okta, Inc. (a)	18,626	1,743,580
Samsara, Inc. Class A (a)	30,652	1,032,972
ServiceNow, Inc. (a)	7,449	5,859,905
Shopify, Inc. Class A (a)	29,526	1,950,192
Snowflake, Inc. Class A (a)	9,798	1,323,612
Workday, Inc. Class A (a)	6,689	1,495,393
		57,374,099
Materials — 1.1%
Linde PLC (LIN US)	3,473	1,523,987
Real Estate — 1.0%
SBA Communications Corp.	6,614	1,298,328

TOTAL COMMON STOCK (Cost $89,362,040)		131,299,322

TOTAL EQUITIES (Cost $89,362,040)		131,299,322

TOTAL LONG-TERM INVESTMENTS (Cost $89,362,040)		131,299,322

SHORT-TERM INVESTMENTS — 2.8%
Investment of Cash Collateral from Securities Loaned — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,272,596	2,272,596

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$1,537,190	1,537,190

TOTAL SHORT-TERM INVESTMENTS (Cost $3,809,786)		3,809,786

TOTAL INVESTMENTS — 101.7% (Cost $93,171,826) (e)		135,109,108

Other Assets/(Liabilities) — (1.7)%		(2,306,841)

NET ASSETS — 100.0%		$132,802,267

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $4,655,037 or 3.51% of net assets. The Fund received $2,498,342 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,537,395. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,568,266.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Value Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.6%
Communication Services — 7.6%
Altice USA, Inc. Class A (a)	44,483	$90,745
BCE, Inc. (b)	5,235	169,557
EchoStar Corp. Class A (a)	6,842	121,856
Electronic Arts, Inc.	3,801	529,593
Fox Corp. Class A	10,400	357,448
Fox Corp. Class B	3,402	108,932
IAC, Inc. (a)	9,300	435,705
Interpublic Group of Cos., Inc.	9,126	265,475
Iridium Communications, Inc.	277	7,374
Liberty Broadband Corp. Class C (a)	9,200	504,344
Liberty Global Ltd. Class A (a)	26,500	461,895
Liberty Global Ltd. Class C (a)	844	15,066
Liberty Media Corp-Liberty SiriusXM Class C (a)	21,502	476,484
Match Group, Inc. (a)	6,500	197,470
News Corp. Class A	20,135	555,122
Omnicom Group, Inc.	643	57,677
Pinterest, Inc. Class A (a)	757	33,361
Roku, Inc. (a)	346	20,736
Spotify Technology SA (a)	246	77,192
Trade Desk, Inc. Class A (a)	922	90,052
TripAdvisor, Inc. (a)	3,338	59,450
Warner Bros Discovery, Inc. (a)	49,017	364,687
ZoomInfo Technologies, Inc. (a)	882	11,263
		5,011,484
Consumer Discretionary — 5.9%
Advance Auto Parts, Inc.	1,800	113,994
Aptiv PLC (a)	1,592	112,109
BorgWarner, Inc.	3,799	122,480
Carnival Corp. (a)	23,212	434,529
Carter's, Inc.	91	5,639
Coupang, Inc. (a)	3,580	75,001
Crocs, Inc. (a)	475	69,322
Darden Restaurants, Inc.	836	126,504
Deckers Outdoor Corp. (a)	75	72,596
Etsy, Inc. (a)	990	58,390
Garmin Ltd.	2,415	393,452
Hilton Worldwide Holdings, Inc.	1,408	307,226
LKQ Corp.	10,200	424,218
Mattel, Inc. (a)	8,586	139,608
Mohawk Industries, Inc. (a)	1,258	142,896
Ross Stores, Inc.	2,829	411,110
Skechers USA, Inc. Class A (a)	2,661	183,928
Sodexo SA	870	78,397
Tapestry, Inc.	5,737	245,486
Ulta Beauty, Inc. (a)	160	61,739

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class A (a)	5,117	$34,130
Wayfair, Inc. Class A (a) (b)	323	17,032
Wynn Resorts Ltd.	2,368	211,936
YETI Holdings, Inc. (a)	443	16,900
		3,858,622
Consumer Staples — 8.6%
Archer-Daniels-Midland Co.	6,800	411,060
Coca-Cola Consolidated, Inc.	31	33,635
Conagra Brands, Inc.	16,691	474,358
Dollar General Corp.	800	105,784
Dollar Tree, Inc. (a)	5,704	609,016
General Mills, Inc.	4,368	276,320
Heineken NV	1,856	179,149
Ingredion, Inc.	177	20,302
Kellanova	1,399	80,694
Kenvue, Inc.	13,597	247,193
Kimberly-Clark Corp.	2,679	370,238
Koninklijke Ahold Delhaize NV	14,353	423,638
Kroger Co.	7,192	359,096
Molson Coors Beverage Co. Class B	461	23,433
Performance Food Group Co. (a)	3,279	216,775
Pernod Ricard SA	978	133,093
Post Holdings, Inc. (a)	3,900	406,224
Tyson Foods, Inc. Class A	9,100	519,974
US Foods Holding Corp (a)	6,512	345,006
Walgreens Boots Alliance, Inc.	34,900	422,115
		5,657,103
Energy — 5.2%
Baker Hughes Co.	20,962	737,234
Cheniere Energy, Inc.	507	88,639
Civitas Resources, Inc.	234	16,146
Coterra Energy, Inc.	6,102	162,740
Enterprise Products Partners LP (c)	15,611	452,407
EQT Corp.	4,837	178,872
HF Sinclair Corp.	4,222	225,201
Kinder Morgan, Inc.	25,900	514,633
Marathon Oil Corp.	1,437	41,199
Noble Corp. PLC	4,500	200,925
Occidental Petroleum Corp.	4,068	256,406
Ovintiv, Inc.	948	44,433
TechnipFMC PLC	2,001	52,326
Williams Cos., Inc.	11,000	467,500
		3,438,661
Financials — 15.5%
Aflac, Inc.	1,209	107,976
AllianceBernstein Holding LP (c)	2,501	84,509
Allstate Corp.	4,987	796,224
Ally Financial, Inc.	9,429	374,048
Arch Capital Group Ltd. (a)	1,400	141,246
Axis Capital Holdings Ltd.	438	30,945
Bank of New York Mellon Corp.	8,444	505,711
Bank OZK	529	21,689
Cboe Global Markets, Inc.	1,460	248,288

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Coinbase Global, Inc. Class A (a)	454	$100,892
Comerica, Inc.	319	16,282
Commerce Bancshares, Inc.	3,934	219,439
Corpay, Inc. (a)	1,600	426,256
Euronet Worldwide, Inc. (a)	657	68,000
Fidelity National Financial, Inc.	8,500	420,070
Fidelity National Information Services, Inc.	3,500	263,760
First Citizens BancShares, Inc. Class A	194	326,620
First Hawaiian, Inc.	5,899	122,463
First Horizon Corp.	16,149	254,670
Global Payments, Inc.	4,800	464,160
Hanover Insurance Group, Inc.	1,502	188,411
Hartford Financial Services Group, Inc.	3,998	401,959
Huntington Bancshares, Inc.	3,882	51,165
Interactive Brokers Group, Inc. Class A	2,600	318,760
LPL Financial Holdings, Inc.	286	79,880
Markel Group, Inc. (a)	300	472,698
MSCI, Inc.	755	363,721
Northern Trust Corp.	5,087	427,206
Old Republic International Corp.	3,700	114,330
PNC Financial Services Group, Inc.	876	136,201
Popular, Inc.	347	30,685
Reinsurance Group of America, Inc.	2,774	569,419
Shift4 Payments, Inc. Class A (a) (b)	934	68,509
State Street Corp.	3,305	244,570
Synchrony Financial	1,631	76,967
T. Rowe Price Group, Inc.	2,455	283,086
TPG, Inc.	493	20,435
Truist Financial Corp.	8,924	346,697
US Bancorp	3,632	144,190
Westamerica BanCorp	2,726	132,293
Willis Towers Watson PLC	2,910	762,827
		10,227,257
Health Care — 12.8%
Agilent Technologies, Inc.	3,093	400,946
Baxter International, Inc.	13,400	448,230
Becton Dickinson & Co.	901	210,573
Bio-Rad Laboratories, Inc. Class A (a)	1,695	462,921
Cardinal Health, Inc.	2,932	288,274
Cencora, Inc.	274	61,732
Centene Corp. (a)	8,714	577,738
DENTSPLY SIRONA, Inc.	4,369	108,832
Elanco Animal Health, Inc. (a)	8,564	123,578
Encompass Health Corp.	2,477	212,502
Envista Holdings Corp. (a)	7,022	116,776
GE HealthCare Technologies, Inc. (a)	1,702	132,620
Henry Schein, Inc. (a)	10,267	658,115
Hologic, Inc. (a)	3,382	251,113
Incyte Corp. (a)	284	17,216
Jazz Pharmaceuticals PLC (a)	4,700	501,631
Koninklijke Philips NV (a) (b)	12,585	317,142
Labcorp Holdings, Inc.	3,538	720,018
Neurocrine Biosciences, Inc. (a)	292	40,200
Organon & Co.	14,500	300,150
Perrigo Co. PLC	18,600	477,648
Quest Diagnostics, Inc.	3,042	416,389
United Therapeutics Corp. (a)	697	222,029

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	1,684	$311,422
Veeva Systems, Inc. Class A (a)	361	66,067
Viatris, Inc.	31,300	332,719
Zimmer Biomet Holdings, Inc.	6,288	682,437
		8,459,018
Industrials — 13.8%
Advanced Drainage Systems, Inc.	121	19,407
Allison Transmission Holdings, Inc.	3,722	282,500
Atkore, Inc.	514	69,354
AZEK Co., Inc. (a)	521	21,950
Beacon Roofing Supply, Inc. (a)	2,648	239,644
Builders FirstSource, Inc. (a)	700	96,887
Bunzl PLC	6,915	262,309
Carlisle Cos., Inc.	267	108,191
Cie de Saint-Gobain SA	1,218	94,323
Clarivate PLC (a) (b)	53,000	301,570
CNH Industrial NV	17,600	178,288
Cummins, Inc.	1,939	536,967
Curtiss-Wright Corp.	955	258,786
Delta Air Lines, Inc.	4,600	218,224
Donaldson Co., Inc.	770	55,101
Dover Corp.	339	61,172
EMCOR Group, Inc.	487	177,794
Emerson Electric Co.	3,152	347,224
Ferguson PLC	461	89,273
Flowserve Corp.	346	16,642
Fortive Corp.	5,129	380,059
Graco, Inc.	267	21,168
Heartland Express, Inc.	1,048	12,922
Howmet Aerospace, Inc.	4,044	313,936
Huntington Ingalls Industries, Inc.	2,703	665,830
IDEX Corp.	184	37,021
ITT, Inc.	1,868	241,308
Jacobs Solutions, Inc.	1,200	167,652
Johnson Controls International PLC	2,150	142,910
Kirby Corp. (a)	997	119,371
Leidos Holdings, Inc.	2,468	360,032
Lincoln Electric Holdings, Inc.	109	20,562
MSA Safety, Inc.	113	21,209
MSC Industrial Direct Co., Inc. Class A	3,183	252,444
Norfolk Southern Corp.	1,878	403,188
Oshkosh Corp.	2,265	245,073
Owens Corning	1,935	336,148
PACCAR, Inc.	2,370	243,968
Parker-Hannifin Corp.	269	136,063
Republic Services, Inc.	1,008	195,895
Southwest Airlines Co.	9,665	276,516
SS&C Technologies Holdings, Inc.	567	35,534
Timken Co.	1,413	113,224
Trane Technologies PLC	255	83,877
United Airlines Holdings, Inc. (a)	1,345	65,448
Veralto Corp.	759	72,462
Vertiv Holdings Co. Class A	1,066	92,284
Vinci SA	2,320	244,052
W.W. Grainger, Inc.	97	87,517

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Woodward, Inc.	1,491	$260,000
		9,083,279
Information Technology — 6.7%
Amdocs Ltd.	3,322	262,172
Amkor Technology, Inc.	587	23,492
Cirrus Logic, Inc. (a)	1,751	223,533
Cognizant Technology Solutions Corp. Class A	2,606	177,208
Crowdstrike Holdings, Inc. Class A (a)	263	100,779
Datadog, Inc. Class A (a)	757	98,175
DocuSign, Inc. (a)	1,466	78,431
Dropbox, Inc. Class A (a)	1,020	22,919
Dynatrace, Inc. (a)	1,575	70,465
EPAM Systems, Inc. (a)	132	24,831
F5, Inc. (a)	1,661	286,074
Hewlett Packard Enterprise Co.	8,956	189,598
HP, Inc.	8,982	314,550
IPG Photonics Corp. (a)	478	40,338
Juniper Networks, Inc.	4,662	169,977
Monolithic Power Systems, Inc.	42	34,511
NetApp, Inc.	532	68,522
ON Semiconductor Corp. (a)	1,556	106,664
Pure Storage, Inc. Class A (a)	1,197	76,859
Qorvo, Inc. (a)	2,669	309,711
Smartsheet, Inc. Class A (a)	2,124	93,626
TD SYNNEX Corp.	1,600	184,640
TE Connectivity Ltd.	1,339	201,426
Teradyne, Inc.	409	60,651
Twilio, Inc. Class A (a)	3,717	211,163
UiPath, Inc. Class A (a)	578	7,329
VeriSign, Inc. (a)	1,974	350,977
Vontier Corp.	10,502	401,176
Zoom Video Communications, Inc. Class A (a)	3,334	197,339
		4,387,136
Materials — 4.9%
Akzo Nobel NV	3,074	186,906
Amcor PLC	6,941	67,883
Cleveland-Cliffs, Inc. (a)	10,212	157,163
Commercial Metals Co.	5,100	280,449
Corteva, Inc.	2,837	153,028
CRH PLC	1,560	116,969
DuPont de Nemours, Inc.	1,129	90,873
Graphic Packaging Holding Co.	20,136	527,764
Louisiana-Pacific Corp.	2,048	168,612
LyondellBasell Industries NV Class A	3,819	365,325
Mosaic Co.	23,215	670,913
Packaging Corp. of America	1,277	233,129
RPM International, Inc.	269	28,966
Sonoco Products Co.	3,630	184,114
		3,232,094
Real Estate — 5.8%
Cousins Properties, Inc.	449	10,394
Crown Castle, Inc.	1,200	117,240
EastGroup Properties, Inc.	1,197	203,610

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EPR Properties	587	$24,642
Equity Residential	9,285	643,822
Essex Property Trust, Inc.	311	84,654
Gaming & Leisure Properties, Inc.	8,000	361,680
Healthpeak Properties, Inc.	14,771	289,512
Host Hotels & Resorts, Inc.	6,195	111,386
JBG SMITH Properties	17,771	270,652
Medical Properties Trust, Inc.	3,735	16,098
Mid-America Apartment Communities, Inc.	569	81,145
Public Storage	811	233,284
Realty Income Corp.	6,466	341,534
Regency Centers Corp.	3,562	221,557
Simon Property Group, Inc.	2,776	421,397
VICI Properties, Inc.	4,975	142,484
Weyerhaeuser Co.	9,047	256,844
		3,831,935
Utilities — 11.8%
Atmos Energy Corp.	396	46,193
CenterPoint Energy, Inc.	13,100	405,838
CMS Energy Corp.	2,992	178,114
Constellation Energy Corp.	1,552	310,819
Dominion Energy, Inc.	15,900	779,100
Duke Energy Corp.	3,355	336,272
Edison International	10,793	775,045
Entergy Corp.	2,223	237,861
Evergy, Inc.	16,166	856,313
Eversource Energy	10,124	574,132
National Fuel Gas Co.	6,200	335,978
NiSource, Inc.	21,100	607,891
Northwestern Energy Group, Inc.	7,523	376,752
OGE Energy Corp.	16,419	586,158
ONE Gas, Inc.	2,834	180,951
PG&E Corp.	23,012	401,789
Pinnacle West Capital Corp.	1,626	124,194
Spire, Inc.	3,505	212,859
Vistra Corp.	518	44,537
WEC Energy Group, Inc.	3,469	272,178
Xcel Energy, Inc.	2,109	112,642
		7,755,616

TOTAL COMMON STOCK (Cost $63,469,086)		64,942,205

PREFERRED STOCK — 0.3%
Consumer Staples — 0.3%
Henkel AG & Co. KGaA 2.236%
	1,942	173,059

TOTAL PREFERRED STOCK (Cost $136,190)		173,059

TOTAL EQUITIES (Cost $63,605,276)		65,115,264

TOTAL LONG-TERM INVESTMENTS (Cost $63,605,276)		65,115,264

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.1%

Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	19,080	$19,080

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (e)	$1,418,988	1,418,988

TOTAL SHORT-TERM INVESTMENTS (Cost $1,438,068)		1,438,068

TOTAL INVESTMENTS — 101.0% (Cost $65,043,344) (f)		66,553,332

Other Assets/(Liabilities) — (1.0)%		(680,870)

NET ASSETS — 100.0%		$65,872,462

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $603,377 or 0.92% of net assets. The Fund received $614,759 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,419,177. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,447,463.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/27/24	EUR	36,974	USD	39,813	$(50)
Bank of America N.A.	9/27/24	USD	336,688	EUR	312,044	1,111
Bank of America N.A.	9/27/24	USD	146,522	CAD	199,616	308
Citibank N.A.	9/27/24	USD	336,534	EUR	312,044	958
Goldman Sachs & Co.	9/27/24	USD	225,705	GBP	177,743	877
Morgan Stanley & Co. LLC	9/27/24	USD	336,888	EUR	312,044	1,312
UBS AG	9/27/24	USD	336,686	EUR	312,044	1,109
						$5,625

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Communication Services — 0.6%
Shutterstock, Inc. (a)	6,376	$246,751
Consumer Discretionary — 10.8%
Adient PLC (b)	14,966	369,810
American Axle & Manufacturing Holdings, Inc. (b)	54,379	380,109
Aramark	10,625	361,463
Century Communities, Inc.	2,559	208,968
Dave & Buster's Entertainment, Inc. (b)	7,317	291,290
Five Below, Inc. (b)	1,490	162,365
Gentherm, Inc. (b)	8,813	434,657
Goodyear Tire & Rubber Co. (b)	22,337	253,525
Kontoor Brands, Inc.	3,589	237,412
LKQ Corp.	4,143	172,307
Monro, Inc.	7,553	180,215
Oxford Industries, Inc.	2,625	262,894
Sonos, Inc. (b)	19,103	281,960
Tri Pointe Homes, Inc. (b)	7,356	274,011
Visteon Corp. (b)	2,356	251,385
Wyndham Hotels & Resorts, Inc.	3,853	285,122
		4,407,493
Consumer Staples — 4.8%
Darling Ingredients, Inc. (b)	12,638	464,446
Hain Celestial Group, Inc. (b)	52,716	364,268
Post Holdings, Inc. (b)	2,694	280,607
Spectrum Brands Holdings, Inc.	3,419	293,795
SunOpta, Inc. (b)	46,896	253,238
US Foods Holding Corp (b)	5,354	283,655
		1,940,009
Energy — 4.2%
Antero Resources Corp. (b)	7,768	253,470
Atlas Energy Solutions, Inc. (a)	24,944	497,134
Chesapeake Energy Corp. (a)	3,315	272,460
Chord Energy Corp.	2,182	365,878
Sitio Royalties Corp. Class A	14,412	340,267
		1,729,209
Financials — 18.2%
Assured Guaranty Ltd.	3,473	267,942
Bank OZK	6,708	275,028
Bread Financial Holdings, Inc.	7,170	319,495
Burford Capital Ltd.	28,270	368,924
Cadence Bank	9,430	266,680
Columbia Banking System, Inc.	21,618	429,982

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Group Ltd.	596	$227,088
First Citizens BancShares, Inc. Class A	241	405,750
Hancock Whitney Corp.	6,011	287,506
Houlihan Lokey, Inc.	2,045	275,789
Kemper Corp.	5,662	335,927
Live Oak Bancshares, Inc.	14,301	501,393
NMI Holdings, Inc. Class A (b)	6,513	221,703
OFG Bancorp	14,852	556,207
ProAssurance Corp. (b)	13,029	159,214
Reinsurance Group of America, Inc.	1,156	237,292
Seacoast Banking Corp. of Florida	10,378	245,336
Synovus Financial Corp.	6,123	246,083
Texas Capital Bancshares, Inc. (b)	10,112	618,248
Triumph Financial, Inc. (b)	8,148	666,099
Webster Financial Corp.	5,882	256,396
White Mountains Insurance Group Ltd.	137	248,991
		7,417,073
Health Care — 3.2%
Acadia Healthcare Co., Inc. (b)	2,559	172,835
AMN Healthcare Services, Inc. (b)	3,599	184,377
Haemonetics Corp. (b)	3,055	252,740
ICU Medical, Inc. (b)	2,159	256,381
Integra LifeSciences Holdings Corp. (b)	8,798	256,374
ModivCare, Inc. (b)	6,319	165,810
		1,288,517
Industrials — 25.2%
Air Lease Corp.	7,409	352,150
Air Transport Services Group, Inc. (b)	27,486	381,231
American Woodmark Corp. (b)	3,356	263,782
Brady Corp. Class A	4,476	295,506
Columbus McKinnon Corp.	9,595	331,411
DNOW, Inc. (b)	34,257	470,349
Enerpac Tool Group Corp.	22,025	840,914
Enviri Corp. (b)	49,390	426,236
Fortune Brands Innovations, Inc.	4,271	277,359
Generac Holdings, Inc. (b)	1,546	204,412
Gibraltar Industries, Inc. (b)	7,816	535,787
Greenbrier Cos., Inc.	14,966	741,565
Helios Technologies, Inc.	8,170	390,117
Huron Consulting Group, Inc. (b)	2,266	223,201
Interface, Inc.	26,774	393,042
Janus International Group, Inc. (b)	18,575	234,602
John Bean Technologies Corp.	1,956	185,761
Kennametal, Inc.	18,958	446,271
Kirby Corp. (b)	6,585	788,422
Knight-Swift Transportation Holdings, Inc.	3,518	175,619
Maximus, Inc.	2,294	196,596
Middleby Corp. (b)	2,296	281,513
Ryder System, Inc.	2,330	288,640
Science Applications International Corp.	1,507	177,148
Standex International Corp.	2,328	375,157
Vestis Corp.	24,285	297,006
WillScot Mobile Mini Holdings Corp. (b)	12,638	475,694

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WNS Holdings Ltd. (b)	4,969	$260,872
		10,310,363
Information Technology — 13.2%
ACI Worldwide, Inc. (b)	10,064	398,434
Belden, Inc.	3,869	362,912
Ciena Corp. (b)	12,472	600,901
Coherent Corp. (b)	15,348	1,112,116
CTS Corp.	4,226	213,962
Diodes, Inc. (b)	7,816	562,205
ePlus, Inc. (b)	3,426	252,428
Infinera Corp. (a) (b)	100,019	609,116
Knowles Corp. (b)	12,933	223,224
Progress Software Corp.	6,436	349,217
Tower Semiconductor Ltd. (b)	18,126	712,533
		5,397,048
Materials — 10.6%
ATI, Inc. (b)	12,638	700,777
Axalta Coating Systems Ltd. (b)	10,407	355,607
Cabot Corp.	2,717	249,665
Element Solutions, Inc.	14,507	393,430
Ferroglobe PLC	70,926	380,163
HB Fuller Co.	3,339	256,969
Kaiser Aluminum Corp.	7,649	672,347
Materion Corp.	4,073	440,414
Mativ Holdings, Inc.	16,631	282,062
Sealed Air Corp.	6,957	242,034
TriMas Corp.	14,560	372,154
		4,345,622
Real Estate — 6.2%
Alexander & Baldwin, Inc.	9,819	166,530
Centerspace	3,245	219,459
Colliers International Group, Inc. (a)	2,406	268,630
DiamondRock Hospitality Co.	28,529	241,070
Independence Realty Trust, Inc.	17,173	321,822
Kimco Realty Corp.	15,787	307,215
LXP Industrial Trust	18,543	169,112
NETSTREIT Corp.	14,431	232,339
Pebblebrook Hotel Trust	7,908	108,735
Phillips Edison & Co., Inc.	7,636	249,774
PotlatchDeltic Corp.	6,668	262,653
		2,547,339
Utilities — 1.7%
ONE Gas, Inc.	4,258	271,874
PNM Resources, Inc.	5,122	189,309

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Portland General Electric Co.	5,730	$247,765
		708,948

TOTAL COMMON STOCK (Cost $36,502,549)		40,338,372

TOTAL EQUITIES (Cost $36,502,549)		40,338,372

TOTAL LONG-TERM INVESTMENTS (Cost $36,502,549)		40,338,372

SHORT-TERM INVESTMENTS — 3.8%
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	520,758	520,758

	Principal Amount
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$1,014,481	1,014,481

TOTAL SHORT-TERM INVESTMENTS (Cost $1,535,239)		1,535,239

TOTAL INVESTMENTS — 102.5% (Cost $38,037,788) (e)		41,873,611

Other Assets/(Liabilities) — (2.5)%		(1,021,370)

NET ASSETS — 100.0%		$40,852,241

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,778,795 or 4.35% of net assets. The Fund received $1,246,183 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,014,617. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,034,977.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.5%

COMMON STOCK — 100.5%
Communication Services — 2.4%
Cable One, Inc. (a)	1,129	$399,666
Criteo SA Sponsored ADR (b)	30,333	1,144,161
Entravision Communications Corp. Class A	51,956	105,471
Nexstar Media Group, Inc.	7,413	1,230,632
Townsquare Media, Inc. Class A	2,889	31,663
		2,911,593
Consumer Discretionary — 12.3%
A-Mark Precious Metals, Inc.	7,209	233,355
Accel Entertainment, Inc. (b)	16,477	169,054
Adient PLC (b)	47,530	1,174,466
ADT, Inc.	175,417	1,333,169
AutoNation, Inc. (b)	7,280	1,160,287
BorgWarner, Inc.	34,129	1,100,319
Boyd Gaming Corp.	5,179	285,363
BRP, Inc. (a)	4,777	305,871
Brunswick Corp.	5,877	427,669
Build-A-Bear Workshop, Inc. (a)	27,512	695,228
Cavco Industries, Inc. (b)	469	162,354
Citi Trends, Inc. (b)	24,623	523,485
Dana, Inc.	44,503	539,376
Dave & Buster's Entertainment, Inc. (b)	6,027	239,935
Dine Brands Global, Inc.	14,655	530,511
Everi Holdings, Inc. (b)	12,561	105,512
Genesco, Inc. (b)	31,380	811,487
KB Home	12,129	851,213
Malibu Boats, Inc. Class A (b)	1,011	35,426
MarineMax, Inc. (b)	9,692	313,730
OneWater Marine, Inc. Class A (a) (b)	8,043	221,746
Penske Automotive Group, Inc.	1,506	224,424
Red Robin Gourmet Burgers, Inc. (b)	1,298	9,826
Skyline Champion Corp. (b)	7,019	475,537
Solo Brands, Inc. Class A (a) (b)	27,471	62,634
Tapestry, Inc.	15,978	683,699
Taylor Morrison Home Corp. (b)	18,206	1,009,341
Topgolf Callaway Brands Corp. (b)	16,030	245,259
Visteon Corp. (b)	1,821	194,301
Winnebago Industries, Inc.	17,901	970,234
		15,094,811
Consumer Staples — 2.0%
Edgewell Personal Care Co.	15,441	620,574
Nomad Foods Ltd.	72,391	1,193,004
Spectrum Brands Holdings, Inc.	5,862	503,721

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Turning Point Brands, Inc.	4,210	$135,099
		2,452,398
Energy — 9.6%
Cactus, Inc. Class A	34,347	1,811,461
ChampionX Corp.	43,376	1,440,517
Chord Energy Corp.	3,467	581,346
Crescent Energy Co. Class A	28,789	341,150
HF Sinclair Corp.	8,512	454,030
International Seaways, Inc.	6,468	382,453
Mach Natural Resources LP	10,013	190,447
Magnolia Oil & Gas Corp. Class A	86,348	2,188,058
Matador Resources Co.	23,867	1,422,473
NexGen Energy Ltd. (a) (b)	101,970	711,751
Northern Oil & Gas, Inc.	49,817	1,851,698
Permian Resources Corp.	21,102	340,797
TXO Partners LP	4,812	97,010
		11,813,191
Financials — 25.5%
1st Source Corp.	16,098	863,175
Ameris Bancorp	7,889	397,211
Associated Banc-Corp.	57,585	1,217,923
Axis Capital Holdings Ltd.	10,945	773,264
Axos Financial, Inc. (b)	2,472	141,275
Banc of California, Inc.	11,673	149,181
Bank of Marin Bancorp	19,976	323,411
BankUnited, Inc.	41,079	1,202,382
Berkshire Hills Bancorp, Inc.	37,033	844,352
Bowhead Specialty Holdings, Inc. (b)	2,356	59,701
Carter Bankshares, Inc. (b)	37,965	574,031
Columbia Banking System, Inc.	21,535	428,331
Comerica, Inc.	14,960	763,558
Compass Diversified Holdings	27,556	603,201
CVB Financial Corp.	26,559	457,877
Euronet Worldwide, Inc. (b)	4,861	503,114
EVERTEC, Inc.	21,466	713,745
Federated Hermes, Inc.	32,757	1,077,050
Fidelis Insurance Holdings Ltd.	12,437	202,848
First BanCorp	82,319	1,505,615
First Busey Corp.	49,766	1,204,835
First Interstate BancSystem, Inc. Class A	10,998	305,414
First Merchants Corp.	4,377	145,710
FNB Corp.	59,945	820,048
Hamilton Insurance Group Ltd. Class B (b)	10,471	174,342
Hanover Insurance Group, Inc.	4,359	546,793
HarborOne Bancorp, Inc.	66,815	743,651
Heritage Financial Corp.	49,445	891,493
Home BancShares, Inc.	25,738	616,683
Moelis & Co. Class A	11,536	655,937
NCR Atleos Corp. (b)	40,409	1,091,851
Nicolet Bankshares, Inc.	9,353	776,673
Old National Bancorp	53,476	919,252
Pacific Premier Bancorp, Inc.	60,995	1,401,055
Patria Investments Ltd. Class A	9,754	117,633
Peoples Bancorp, Inc.	17,428	522,840
Popular, Inc.	3,705	327,633

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Premier Financial Corp.	38,471	$787,117
Provident Financial Services, Inc.	3,337	47,886
Repay Holdings Corp. (b)	12,500	132,000
SouthState Corp.	8,280	632,758
StoneX Group, Inc. (b)	1,387	104,455
Texas Capital Bancshares, Inc. (b)	18,740	1,145,764
TriCo Bancshares	23,062	912,563
UMB Financial Corp.	5,364	447,465
Valley National Bancorp	9,628	67,203
Walker & Dunlop, Inc.	12,310	1,208,842
Webster Financial Corp.	12,732	554,988
WSFS Financial Corp.	23,740	1,115,780
		31,219,909
Health Care — 3.3%
Acadia Healthcare Co., Inc. (b)	6,639	448,398
AMN Healthcare Services, Inc. (b)	14,329	734,075
Embecta Corp.	15,624	195,300
Enovis Corp. (b)	7,621	344,469
Envista Holdings Corp. (b)	15,668	260,559
Fortrea Holdings, Inc. (b)	27,486	641,523
Integra LifeSciences Holdings Corp. (b)	26,394	769,121
Pediatrix Medical Group, Inc. (b)	89,600	676,480
		4,069,925
Industrials — 19.0%
ABM Industries, Inc.	26,339	1,331,963
Alaska Air Group, Inc. (b)	18,041	728,856
ArcBest Corp.	10,807	1,157,214
Atmus Filtration Technologies, Inc. (b)	9,272	266,848
Barrett Business Services, Inc.	2,380	77,993
Beacon Roofing Supply, Inc. (b)	6,578	595,309
Blue Bird Corp. (b)	29,514	1,589,329
BrightView Holdings, Inc. (b)	83,809	1,114,660
Brink's Co.	7,245	741,888
Deluxe Corp.	10,271	230,687
DIRTT Environmental Solutions (a) (b)	64,948	27,278
DXP Enterprises, Inc. (b)	3,410	156,314
Fluor Corp. (b)	26,721	1,163,700
Franklin Covey Co. (b)	24,007	912,266
Gates Industrial Corp. PLC (b)	83,634	1,322,253
GMS, Inc. (b)	7,323	590,307
Great Lakes Dredge & Dock Corp. (b)	124,823	1,095,946
Hayward Holdings, Inc. (b)	24,179	297,402
Hillman Solutions Corp. (b)	126,096	1,115,950
IBEX Holdings Ltd. (b)	6,356	102,840
John Bean Technologies Corp.	9,489	901,170
Karat Packaging, Inc.	565	16,713
Korn Ferry	6,777	455,008
Loomis AB	7,447	194,278
Luxfer Holdings PLC	3,132	36,300
MasTec, Inc. (b)	10,491	1,122,432
MillerKnoll, Inc.	41,679	1,104,077
NV5 Global, Inc. (b)	2,322	215,876
Proficient Auto Logistics, Inc. (b)	6,182	99,283
REV Group, Inc.	50,096	1,246,889
Science Applications International Corp.	1,849	217,350

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sensata Technologies Holding PLC	5,154	$192,708
Shyft Group, Inc.	47,449	562,745
Tecnoglass, Inc.	24,622	1,235,532
Timken Co.	9,754	781,588
Titan Machinery, Inc. (b)	5,657	89,946
UL Solutions, Inc. Class A	3,734	157,537
Verra Mobility Corp. (b)	2,973	80,866
		23,329,301
Information Technology — 11.4%
ACI Worldwide, Inc. (b)	15,159	600,145
Amkor Technology, Inc.	31,129	1,245,783
Avnet, Inc.	11,103	571,693
Axcelis Technologies, Inc. (b)	1,894	269,308
Belden, Inc.	11,096	1,040,805
Calix, Inc. (b)	31,696	1,122,989
Coherent Corp. (b)	9,528	690,399
Cohu, Inc. (b)	20,700	685,170
CommVault Systems, Inc. (b)	4,642	564,328
Extreme Networks, Inc. (b)	26,873	361,442
Grid Dynamics Holdings, Inc. (b)	81,136	852,739
Harmonic, Inc. (b)	83,668	984,772
Ichor Holdings Ltd. (b)	23,088	890,042
Kulicke & Soffa Industries, Inc.	9,482	466,420
SMART Global Holdings, Inc. (b)	51,984	1,188,874
Synaptics, Inc. (b)	9,984	880,589
Teradata Corp. (b)	16,973	586,587
TTM Technologies, Inc. (b)	53,131	1,032,335
		14,034,420
Materials — 6.0%
AdvanSix, Inc.	42,254	968,462
Avient Corp.	26,803	1,169,951
Ecovyst, Inc. (b)	108,500	973,245
Element Solutions, Inc.	36,948	1,002,030
Graphic Packaging Holding Co.	32,022	839,297
Ingevity Corp. (b)	3,575	156,263
Minerals Technologies, Inc.	3,387	281,663
O-I Glass, Inc. (b)	76,291	849,119
Pactiv Evergreen, Inc.	19,582	221,668
Silgan Holdings, Inc.	20,032	847,954
		7,309,652
Real Estate — 7.0%
Acadia Realty Trust	62,980	1,128,602
Broadstone Net Lease, Inc.	47,065	746,922
CareTrust REIT, Inc.	10,103	253,585
First Industrial Realty Trust, Inc.	17,528	832,755
Independence Realty Trust, Inc.	79,240	1,484,958
National Storage Affiliates Trust	12,848	529,595
NETSTREIT Corp. (a)	45,245	728,444
Ryman Hospitality Properties, Inc.	13,184	1,316,554
STAG Industrial, Inc.	20,857	752,103
Terreno Realty Corp.	8,782	519,719

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UMH Properties, Inc.	14,325	$229,057
		8,522,294
Utilities — 2.0%
ALLETE, Inc.	534	33,295
IDACORP, Inc.	11,676	1,087,620
Portland General Electric Co.	23,793	1,028,809
Southwest Gas Holdings, Inc.	4,176	293,907
		2,443,631

TOTAL COMMON STOCK (Cost $120,449,080)		123,201,125

TOTAL EQUITIES (Cost $120,449,080)		123,201,125

TOTAL LONG-TERM INVESTMENTS (Cost $120,449,080)		123,201,125

SHORT-TERM INVESTMENTS — 2.1%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,053,009	1,053,009

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$1,529,149	1,529,149

TOTAL SHORT-TERM INVESTMENTS (Cost $2,582,158)		2,582,158

TOTAL INVESTMENTS — 102.6% (Cost $123,031,238) (e)		125,783,283

Other Assets/(Liabilities) — (2.6)%		(3,181,511)

NET ASSETS — 100.0%		$122,601,772

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $3,042,174 or 2.48% of net assets. The Fund received $2,110,935 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,529,353. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,559,975.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	9/27/24	SEK	65,831	USD	6,259	$(20)
Citibank N.A.	9/27/24	USD	173,217	SEK	1,807,834	1,894
						$1,874

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Mid Cap Growth Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.4%
Communication Services — 5.1%
Liberty Media Corp-Liberty Formula One Class C (a)	512,124	$36,790,988
Match Group, Inc. (a) (b)	819,591	24,899,174
New York Times Co. Class A	415,400	21,272,634
Pinterest, Inc. Class A (a)	330,985	14,586,509
Reddit, Inc. Class A (a)	78,076	4,988,276
Spotify Technology SA (a)	128,100	40,196,499
Trade Desk, Inc. Class A (a)	1,156,385	112,944,123
		255,678,203
Consumer Discretionary — 12.3%
Bath & Body Works, Inc.	608,264	23,752,710
Birkenstock Holding PLC (a)	203,358	11,064,709
BorgWarner, Inc.	263,228	8,486,471
Bright Horizons Family Solutions, Inc. (a)	279,578	30,775,946
Burlington Stores, Inc. (a)	220,650	52,956,000
Caesars Entertainment, Inc. (a)	690,544	27,442,219
Chipotle Mexican Grill, Inc. (a)	276,850	17,344,652
Domino's Pizza, Inc.	180,233	93,059,705
DraftKings, Inc. Class A (a)	936,479	35,745,403
Five Below, Inc. (a)	179,800	19,592,806
Hilton Worldwide Holdings, Inc.	252,000	54,986,400
Lithia Motors, Inc.	24,230	6,116,864
Lululemon Athletica, Inc. (a)	64,200	19,176,540
Mattel, Inc. (a)	802,420	13,047,349
Mobileye Global, Inc. Class A (a) (b)	575,588	16,165,389
On Holding AG, Class A (a) (b)	245,135	9,511,238
Ross Stores, Inc.	474,928	69,016,537
Tractor Supply Co.	48,996	13,228,920
Ulta Beauty, Inc. (a)	82,203	31,719,672
Viking Holdings Ltd. (a)	371,580	12,611,425
Yum! Brands, Inc.	374,259	49,574,347
		615,375,302
Consumer Staples — 3.3%
Boston Beer Co., Inc. Class A (a)	32,100	9,792,105
Casey's General Stores, Inc.	107,000	40,826,920
Dollar General Corp.	178,304	23,577,138
Dollar Tree, Inc. (a)	448,200	47,854,314
McCormick & Co., Inc.	179,100	12,705,354
Reynolds Consumer Products, Inc.	507,100	14,188,658
TreeHouse Foods, Inc. (a)	389,900	14,285,936
		163,230,425

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.4%
Cheniere Energy, Inc.	297,300	$51,976,959
Chesapeake Energy Corp. (b)	217,200	17,851,668
Coterra Energy, Inc.	1,130,373	30,147,048
EQT Corp.	895,000	33,097,100
Permian Resources Corp. (b)	946,049	15,278,691
Range Resources Corp.	450,600	15,108,618
TechnipFMC PLC	1,502,434	39,288,649
Weatherford International PLC (a)	147,000	18,000,150
		220,748,883
Financials — 7.8%
Aon PLC Class A	34,532	10,137,905
Apollo Global Management, Inc.	316,263	37,341,172
Assurant, Inc.	255,000	42,393,750
Axis Capital Holdings Ltd.	192,700	13,614,255
Block, Inc. (a)	162,444	10,476,014
Carlyle Group, Inc.	250,450	10,055,568
Cboe Global Markets, Inc.	154,100	26,206,246
Corpay, Inc. (a)	102,200	27,227,102
Global Payments, Inc.	110,700	10,704,690
Intercontinental Exchange, Inc.	339,900	46,528,911
KKR & Co., Inc.	406,810	42,812,684
Markel Group, Inc. (a)	9,500	14,968,770
MarketAxess Holdings, Inc.	128,400	25,748,052
MSCI, Inc.	23,875	11,501,781
Nasdaq, Inc.	80,632	4,858,884
Raymond James Financial, Inc.	240,300	29,703,483
Toast, Inc., Class A (a) (b)	313,400	8,076,318
Tradeweb Markets, Inc. Class A	170,200	18,041,200
		390,396,785
Health Care — 21.9%
Acadia Healthcare Co., Inc. (a)	485,200	32,770,408
Agilent Technologies, Inc.	703,815	91,235,539
Alcon, Inc. (b)	571,468	50,906,369
Align Technology, Inc. (a)	96,924	23,400,361
Alnylam Pharmaceuticals, Inc. (a)	242,721	58,981,203
Apellis Pharmaceuticals, Inc. (a) (b)	173,400	6,651,624
Argenx SE ADR (a)	57,600	24,770,304
Avantor, Inc. (a)	2,780,396	58,944,395
Biogen, Inc. (a)	166,500	38,598,030
BioMarin Pharmaceutical, Inc. (a)	70,832	5,831,599
Bruker Corp.	701,147	44,740,190
The Cooper Cos., Inc.	433,500	37,844,550
CRISPR Therapeutics AG (a) (b)	126,814	6,849,224
Cytokinetics, Inc. (a)	231,264	12,529,884
DENTSPLY SIRONA, Inc.	548,500	13,663,135
Dexcom, Inc. (a)	201,543	22,850,945
Enovis Corp. (a)	412,200	18,631,440
Exact Sciences Corp. (a)	304,067	12,846,831
GE HealthCare Technologies, Inc. (a)	52,405	4,083,398
Hologic, Inc. (a)	1,555,025	115,460,606
Humana, Inc.	33,842	12,645,063
IDEXX Laboratories, Inc. (a)	41,449	20,193,953
Insmed, Inc. (a)	32,915	2,205,305

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Inspire Medical Systems, Inc. (a) (b)	107,075	$14,329,847
Ionis Pharmaceuticals, Inc. (a)	602,600	28,719,916
Mettler-Toledo International, Inc. (a)	26,371	36,855,846
Molina Healthcare, Inc. (a)	99,400	29,551,620
Natera, Inc. (a)	221,656	24,003,128
Quidelortho Corp. (a)	421,900	14,015,518
ResMed, Inc.	43,349	8,297,866
Sarepta Therapeutics, Inc. (a) (b)	115,869	18,307,302
Steris PLC	67,036	14,717,083
Teleflex, Inc.	390,426	82,118,301
Vaxcyte, Inc. (a)	101,571	7,669,626
Veeva Systems, Inc. Class A (a)	421,007	77,048,491
West Pharmaceutical Services, Inc.	64,100	21,113,899
		1,093,382,799
Industrials — 16.2%
Beacon Roofing Supply, Inc. (a)	185,876	16,821,778
Broadridge Financial Solutions, Inc.	165,700	32,642,900
Builders FirstSource, Inc. (a)	122,678	16,979,862
BWX Technologies, Inc.	340,498	32,347,310
Cintas Corp.	14,505	10,157,271
Equifax, Inc.	282,802	68,568,173
Esab Corp.	396,800	37,469,824
Ferguson PLC	92,900	17,990,085
Fortive Corp.	573,800	42,518,580
FTAI Aviation Ltd. (b)	299,051	30,871,035
Howmet Aerospace, Inc.	76,400	5,930,932
IDEX Corp.	105,100	21,146,120
Ingersoll Rand, Inc.	627,800	57,029,352
JB Hunt Transport Services, Inc.	374,874	59,979,840
KBR, Inc.	285,214	18,293,626
Knight-Swift Transportation Holdings, Inc.	133,132	6,645,949
L3Harris Technologies, Inc.	88,778	19,937,763
MasTec, Inc. (a)	42,655	4,563,658
Paylocity Holding Corp. (a)	221,325	29,181,701
Quanta Services, Inc.	113,561	28,854,715
Shoals Technologies Group, Inc. Class A (a)	314,300	1,961,232
Southwest Airlines Co. (b)	479,000	13,704,190
Stanley Black & Decker, Inc.	69,774	5,574,245
Textron, Inc.	824,800	70,817,328
TransUnion	343,686	25,487,754
UL Solutions, Inc. Class A	115,798	4,885,518
United Rentals, Inc.	44,700	28,908,831
Veralto Corp.	253,100	24,163,457
Verisk Analytics, Inc.	89,400	24,097,770
Waste Connections, Inc.	148,410	26,025,178
XPO, Inc. (a)	212,502	22,557,087
		806,113,064
Information Technology — 19.5%
Amphenol Corp. Class A	595,392	40,111,559
Arista Networks, Inc. (a)	61,744	21,640,037
Atlassian Corp. Class A (a)	121,600	21,508,608
Bill Holdings, Inc. (a)	91,618	4,820,939
CCC Intelligent Solutions Holdings, Inc. (a)	2,863,220	31,810,374
Cognex Corp.	388,608	18,171,310
Cognizant Technology Solutions Corp. Class A	238,696	16,231,328

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	140,862	$53,976,910
Datadog, Inc. Class A (a)	83,858	10,875,544
Elastic NV (a)	30,042	3,422,084
EPAM Systems, Inc. (a)	76,502	14,390,791
Fair Isaac Corp. (a)	53,259	79,284,543
Fortinet, Inc. (a)	586,565	35,352,273
Gartner, Inc. (a)	14,919	6,699,526
Guidewire Software, Inc. (a)	122,901	16,946,819
HubSpot, Inc. (a)	24,274	14,316,563
Keysight Technologies, Inc. (a)	251,000	34,324,250
KLA Corp.	13,247	10,922,284
Lattice Semiconductor Corp. (a) (b)	773,499	44,855,207
Littelfuse, Inc.	25,600	6,543,104
Marvell Technology, Inc.	1,757,161	122,825,554
Microchip Technology, Inc.	1,144,400	104,712,600
MongoDB, Inc. (a)	59,515	14,876,369
Monolithic Power Systems, Inc.	31,068	25,527,954
NXP Semiconductors NV	86,000	23,141,740
Palantir Technologies, Inc. Class A (a)	762,904	19,324,358
Palo Alto Networks, Inc. (a)	21,383	7,249,051
PTC, Inc. (a)	343,256	62,359,318
Pure Storage, Inc. Class A (a)	287,600	18,466,796
Roper Technologies, Inc.	29,700	16,740,702
Twilio, Inc. Class A (a)	78,090	4,436,293
Tyler Technologies, Inc. (a)	94,700	47,613,266
Zoom Video Communications, Inc. Class A (a)	297,300	17,597,187
		971,075,241
Materials — 5.1%
ATI, Inc. (a)	288,510	15,997,880
Avery Dennison Corp.	252,000	55,099,800
Ball Corp.	1,077,000	64,641,540
Eagle Materials, Inc.	80,594	17,525,971
Martin Marietta Materials, Inc.	101,200	54,830,160
RPM International, Inc.	153,400	16,518,112
Sealed Air Corp.	595,500	20,717,445
Summit Materials, Inc. Class A (a)	210,294	7,698,863
		253,029,771
Real Estate — 0.8%
CoStar Group, Inc. (a)	431,596	31,998,527
First Industrial Realty Trust, Inc.	132,590	6,299,351
		38,297,878

TOTAL COMMON STOCK (Cost $3,837,541,878)		4,807,328,351

PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $3,125,295)
(a) (c) (d) (e)	149,925	613,193
Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $5,006,003)
(a) (c) (d) (e)	618,025	2,249,611

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrials — 0.1%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d) (e)	177,128	$3,463,525
Information Technology — 0.1%
Databricks, Inc., Series H, (Acquired 8/31/21, Cost $3,472,860) (a) (c) (d) (e)	47,260	3,473,610
Materials — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $3,678,889) (a) (c) (d) (e)	77,608	3,998,364

TOTAL PREFERRED STOCK (Cost $22,593,614)		13,798,303

TOTAL EQUITIES (Cost $3,860,135,492)		4,821,126,654

TOTAL LONG-TERM INVESTMENTS (Cost $3,860,135,492)		4,821,126,654

SHORT-TERM INVESTMENTS — 3.3%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	11,609,030	11,609,030
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	361	361

	Principal Amount
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (g)	$156,806,774	156,806,774

TOTAL SHORT-TERM INVESTMENTS (Cost $168,416,165)		168,416,165

TOTAL INVESTMENTS — 100.0% (Cost $4,028,551,657) (h)		4,989,542,819

Other Assets/(Liabilities) — (0.0)%		(1,377,978)

NET ASSETS — 100.0%		$4,988,164,841

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $155,264,941 or 3.11% of net assets. The Fund received $148,410,887 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $13,798,303 or 0.28% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $13,798,303 or 0.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $156,827,681. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $159,943,113.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Communication Services — 2.1%
Cargurus, Inc. (a)	153,497	$4,021,621
Cinemark Holdings, Inc. (a)	105,533	2,281,624
Criteo SA Sponsored ADR (a)	64,921	2,448,820
Eventbrite, Inc. Class A (a)	308,351	1,492,419
Ibotta, Inc. Class A (a)	8,136	611,502
New York Times Co. Class A	51,840	2,654,726
Ziff Davis, Inc. (a)	31,528	1,735,616
		15,246,328
Consumer Discretionary — 11.5%
Abercrombie & Fitch Co. Class A (a)	16,013	2,847,752
Acushnet Holdings Corp.	22,774	1,445,694
American Eagle Outfitters, Inc.	86,713	1,730,791
Boot Barn Holdings, Inc. (a)	31,494	4,060,521
Carter's, Inc.	21,163	1,311,471
Cava Group, Inc. (a)	21,085	1,955,634
Century Communities, Inc.	23,269	1,900,147
Crocs, Inc. (a)	14,850	2,167,209
Duolingo, Inc. (a) (b)	31,681	6,610,874
European Wax Center, Inc. Class A (a) (b)	122,474	1,216,167
Genius Sports Ltd. (a) (b)	273,422	1,490,150
Global-e Online Ltd. (a) (b)	50,846	1,844,184
Goodyear Tire & Rubber Co. (a)	160,949	1,826,771
H&R Block, Inc.	55,858	3,029,179
Modine Manufacturing Co. (a)	65,794	6,591,901
Ollie's Bargain Outlet Holdings, Inc. (a)	37,630	3,694,137
Patrick Industries, Inc. (b)	14,757	1,601,872
Red Rock Resorts, Inc. Class A	34,152	1,875,969
Shake Shack, Inc. Class A (a)	42,655	3,838,950
Skyline Champion Corp. (a)	74,999	5,081,182
Steven Madden Ltd.	48,314	2,043,682
Sweetgreen, Inc. Class A (a)	53,628	1,616,348
Taylor Morrison Home Corp. (a)	50,849	2,819,069
Texas Roadhouse, Inc.	26,636	4,573,668
TopBuild Corp. (a)	8,001	3,082,545
Visteon Corp. (a)	15,138	1,615,225
Wingstop, Inc.	22,762	9,620,587
YETI Holdings, Inc. (a)	80,370	3,066,116
		84,557,795
Consumer Staples — 3.3%
BellRing Brands, Inc. (a)	82,306	4,702,965
elf Beauty, Inc. (a)	54,507	11,485,715
Freshpet, Inc. (a)	44,785	5,794,731

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Simply Good Foods Co. (a)	55,619	$2,009,515
		23,992,926
Energy — 5.6%
Cactus, Inc. Class A	63,765	3,362,966
Chord Energy Corp.	27,420	4,597,786
Gulfport Energy Corp. (a)	16,554	2,499,654
Magnolia Oil & Gas Corp. Class A (b)	93,091	2,358,926
Matador Resources Co.	39,918	2,379,113
Northern Oil & Gas, Inc.	62,099	2,308,220
Seadrill Ltd. (a)	88,806	4,573,509
Sitio Royalties Corp. Class A (b)	86,385	2,039,550
TechnipFMC PLC	146,737	3,837,172
Tidewater, Inc. (a)	21,267	2,024,831
Viper Energy, Inc.	191,232	7,176,937
Weatherford International PLC (a)	32,300	3,955,135
		41,113,799
Financials — 8.4%
Ameris Bancorp	48,896	2,461,914
Assured Guaranty Ltd.	29,870	2,304,471
Banner Corp.	34,401	1,707,666
Cadence Bank	166,114	4,697,704
Cohen & Steers, Inc. (b)	9,795	710,725
Essent Group Ltd.	26,781	1,504,824
Evercore, Inc. Class A	27,966	5,828,953
Hamilton Lane, Inc. Class A	55,074	6,806,045
Hancock Whitney Corp.	52,717	2,521,454
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	165,757	4,906,407
Kemper Corp.	26,894	1,595,621
Kinsale Capital Group, Inc.	4,011	1,545,358
MGIC Investment Corp.	78,218	1,685,598
Mr Cooper Group, Inc. (a)	39,199	3,184,135
National Bank Holdings Corp. Class A	67,426	2,632,985
PJT Partners, Inc. Class A (b)	42,473	4,583,261
PRA Group, Inc. (a)	95,423	1,876,016
Seacoast Banking Corp. of Florida	89,804	2,122,967
Selective Insurance Group, Inc.	16,495	1,547,726
SiriusPoint Ltd. (a)	195,415	2,384,063
StepStone Group, Inc. Class A	73,672	3,380,808
UMB Financial Corp.	24,169	2,016,178
		62,004,879
Health Care — 19.5%
Acadia Healthcare Co., Inc. (a)	79,227	5,350,992
Akero Therapeutics, Inc. (a)	70,565	1,655,455
Apellis Pharmaceuticals, Inc. (a) (b)	36,067	1,383,530
Apogee Therapeutics, Inc. (a)	22,285	876,915
Arcturus Therapeutics Holdings, Inc. (a) (b)	21,474	522,892
Avidity Biosciences, Inc. (a)	48,610	1,985,718
Axsome Therapeutics, Inc. (a) (b)	11,774	947,807
Blueprint Medicines Corp. (a)	40,262	4,339,438
BrightSpring Health Services, Inc. (a)	71,315	810,138
Celldex Therapeutics, Inc. (a)	41,279	1,527,736
Crinetics Pharmaceuticals, Inc. (a)	44,747	2,004,218
Cytokinetics, Inc. (a) (b)	59,962	3,248,741

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Disc Medicine, Inc. (a) (b)	39,869	$1,796,896
Encompass Health Corp.	65,025	5,578,495
Evolent Health, Inc. Class A (a)	65,843	1,258,918
Geron Corp. (a) (b)	205,729	872,291
Glaukos Corp. (a)	46,356	5,486,233
Globus Medical, Inc. Class A (a)	36,445	2,496,118
Haemonetics Corp. (a)	61,850	5,116,850
Halozyme Therapeutics, Inc. (a)	42,400	2,220,064
HealthEquity, Inc. (a)	74,099	6,387,334
Hims & Hers Health, Inc. (a)	89,977	1,816,636
Immatics NV (a)	160,338	1,863,128
Immunocore Holdings PLC ADR (a)	14,925	505,808
Inari Medical, Inc. (a)	36,625	1,763,494
Insmed, Inc. (a)	36,397	2,438,599
Inspire Medical Systems, Inc. (a) (b)	22,978	3,075,146
Integer Holdings Corp. (a) (b)	21,045	2,436,801
Intellia Therapeutics, Inc. (a)	20,875	467,182
Intra-Cellular Therapies, Inc. (a)	57,129	3,912,765
iRhythm Technologies, Inc. (a) (b)	6,186	665,861
Krystal Biotech, Inc. (a)	6,918	1,270,421
Kymera Therapeutics, Inc. (a) (b)	42,834	1,278,595
Lantheus Holdings, Inc. (a)	12,845	1,031,325
Longboard Pharmaceuticals, Inc. (a)	30,595	826,983
Medpace Holdings, Inc. (a)	19,478	8,022,014
Merit Medical Systems, Inc. (a)	30,774	2,645,025
Merus NV (a)	51,321	3,036,664
Morphic Holding, Inc. (a) (b)	30,652	1,044,314
Myriad Genetics, Inc. (a)	96,480	2,359,901
Nurix Therapeutics, Inc. (a)	80,391	1,677,760
PROCEPT BioRobotics Corp. (a) (b)	96,189	5,876,186
Prothena Corp. PLC (a)	13,859	286,050
PTC Therapeutics, Inc. (a)	25,842	790,248
RadNet, Inc. (a)	52,064	3,067,611
Repligen Corp. (a)	16,599	2,092,470
REVOLUTION Medicines, Inc. (a)	87,643	3,401,425
Rocket Pharmaceuticals, Inc. (a) (b)	104,974	2,260,090
RxSight, Inc. (a)	43,165	2,597,238
Savara, Inc. (a)	97,118	391,386
Select Medical Holdings Corp.	38,700	1,356,822
SpringWorks Therapeutics, Inc. (a)	19,274	726,052
Spyre Therapeutics, Inc. (a)	12,636	297,072
Structure Therapeutics, Inc. ADR (a)	34,372	1,349,788
Surgery Partners, Inc. (a) (b)	119,080	2,832,913
Syndax Pharmaceuticals, Inc. (a)	56,483	1,159,596
TransMedics Group, Inc. (a)	36,051	5,430,002
Twist Bioscience Corp. (a)	46,985	2,315,421
Ultragenyx Pharmaceutical, Inc. (a)	16,237	667,341
Vaxcyte, Inc. (a)	47,512	3,587,631
Veracyte, Inc. (a)	68,351	1,481,166
Vericel Corp. (a) (b)	30,449	1,397,000
Verona Pharma PLC ADR (a) (b)	40,926	591,790
Viking Therapeutics, Inc. (a)	9,499	503,542
Xenon Pharmaceuticals, Inc. (a)	20,967	817,503
		143,281,544
Industrials — 21.9%
AAON, Inc.	40,471	3,530,690
Acuity Brands, Inc.	8,711	2,103,184

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AeroVironment, Inc. (a)	6,248	$1,138,136
Air Lease Corp.	63,992	3,041,540
Ameresco, Inc. Class A (a) (b)	48,676	1,402,356
Applied Industrial Technologies, Inc.	44,397	8,613,018
Aris Water Solutions, Inc. Class A	72,944	1,143,032
Atmus Filtration Technologies, Inc. (a)	36,456	1,049,204
AZEK Co., Inc. (a)	220,030	9,269,864
Boise Cascade Co.	18,683	2,227,387
Casella Waste Systems, Inc. Class A (a)	71,268	7,071,211
Clean Harbors, Inc. (a)	34,592	7,822,981
Comfort Systems USA, Inc.	36,675	11,153,601
Crane Co.	28,277	4,099,599
Curtiss-Wright Corp.	33,873	9,178,905
EMCOR Group, Inc.	13,146	4,799,342
Enpro, Inc.	15,450	2,249,056
Esab Corp.	25,258	2,385,113
Exlservice Holdings, Inc. (a)	124,401	3,901,215
Federal Signal Corp.	34,300	2,869,881
Flowserve Corp.	53,888	2,592,013
Fluor Corp. (a)	201,592	8,779,332
GATX Corp.	15,663	2,073,155
H&E Equipment Services, Inc.	24,701	1,091,043
Helios Technologies, Inc.	38,518	1,839,234
Herc Holdings, Inc.	7,296	972,484
Kennametal, Inc. (b)	56,148	1,321,724
Kirby Corp. (a)	46,357	5,550,324
Leonardo DRS, Inc. (a)	93,639	2,388,731
Loar Holdings, Inc. (a)	11,327	604,975
ManpowerGroup, Inc.	22,786	1,590,463
McGrath RentCorp	17,560	1,871,018
Middleby Corp. (a)	13,492	1,654,254
NEXTracker, Inc. Class A (a)	37,560	1,760,813
Parsons Corp. (a)	52,226	4,272,609
Rush Enterprises, Inc. Class A	115,419	4,832,593
RXO, Inc. (a) (b)	87,933	2,299,448
Ryder System, Inc.	18,480	2,289,302
Saia, Inc. (a) (b)	6,725	3,189,600
Shoals Technologies Group, Inc. Class A (a)	279,880	1,746,451
SPX Technologies, Inc. (a)	32,171	4,572,786
TriNet Group, Inc.	27,348	2,734,800
Verra Mobility Corp. (a)	231,639	6,300,581
Zurn Elkay Water Solutions Corp. Class C	177,239	5,210,827
		160,587,875
Information Technology — 18.2%
Allegro MicroSystems, Inc. (a)	110,917	3,132,296
Altair Engineering, Inc. Class A (a)	39,637	3,887,597
Appfolio, Inc. Class A (a)	12,166	2,975,439
Astera Labs, Inc. (a)	14,184	858,274
Belden, Inc.	23,008	2,158,150
Calix, Inc. (a)	25,390	899,568
Celestica, Inc. (a) (b)	65,464	3,753,051
Cirrus Logic, Inc. (a)	17,325	2,211,709
Clearwater Analytics Holdings, Inc. Class A (a)	116,813	2,163,377
Coherent Corp. (a) (b)	59,684	4,324,703
Confluent, Inc. Class A (a)	58,920	1,739,908
Crane NXT Co. (b)	37,193	2,284,394
CyberArk Software Ltd. (a)	32,528	8,893,806

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DoubleVerify Holdings, Inc. (a)	97,265	$1,893,749
ePlus, Inc. (a)	18,362	1,352,912
Fabrinet (a)	18,591	4,550,891
Five9, Inc. (a)	35,382	1,560,346
FormFactor, Inc. (a)	82,066	4,967,455
Guidewire Software, Inc. (a)	32,409	4,468,877
Impinj, Inc. (a) (b)	20,281	3,179,452
Informatica, Inc. Class A (a)	65,217	2,013,901
Intapp, Inc. (a) (b)	32,270	1,183,341
Itron, Inc. (a)	22,683	2,244,710
Jamf Holding Corp. (a)	233,676	3,855,654
JFrog Ltd. (a)	99,065	3,719,891
MACOM Technology Solutions Holdings, Inc. (a)	41,348	4,609,061
Manhattan Associates, Inc. (a)	9,853	2,430,538
MKS Instruments, Inc.	16,272	2,124,798
Nova Ltd. (a) (b)	24,883	5,835,810
Novanta, Inc. (a)	35,096	5,724,508
Onto Innovation, Inc. (a)	25,637	5,628,860
Perficient, Inc. (a)	20,629	1,542,843
Power Integrations, Inc.	23,844	1,673,610
PowerSchool Holdings, Inc. Class A (a)	151,410	3,390,070
Q2 Holdings, Inc. (a)	39,854	2,404,392
Rambus, Inc. (a)	27,785	1,632,647
SiTime Corp. (a)	19,221	2,390,708
Sprout Social, Inc. Class A (a) (b)	82,047	2,927,437
SPS Commerce, Inc. (a)	15,531	2,922,313
Squarespace, Inc. Class A (a)	113,920	4,970,330
Synaptics, Inc. (a)	20,440	1,802,808
Universal Display Corp.	6,249	1,313,852
Varonis Systems, Inc. (a)	63,644	3,053,003
Viavi Solutions, Inc. (a)	188,981	1,298,299
Vontier Corp.	35,827	1,368,591
		133,317,929
Materials — 4.0%
Arcadium Lithium PLC (a) (b)	493,585	1,658,446
ATI, Inc. (a) (b)	71,392	3,958,686
Cabot Corp.	88,392	8,122,341
Carpenter Technology Corp.	41,588	4,557,213
Eagle Materials, Inc.	10,464	2,275,501
Element Solutions, Inc.	115,840	3,141,581
Graphic Packaging Holding Co. (b)	89,118	2,335,783
Hudbay Minerals, Inc.	118,089	1,068,705
Methanex Corp.	51,450	2,482,977
		29,601,233
Real Estate — 2.9%
Acadia Realty Trust	50,600	906,752
American Healthcare REIT, Inc.	135,097	1,973,767
Douglas Emmett, Inc. (b)	116,983	1,557,044
Essential Properties Realty Trust, Inc.	71,992	1,994,898
Independence Realty Trust, Inc.	91,108	1,707,364
Phillips Edison & Co., Inc.	134,142	4,387,785
PotlatchDeltic Corp.	12,403	488,554
Ryman Hospitality Properties, Inc.	34,404	3,435,584
Terreno Realty Corp.	57,263	3,388,824

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xenia Hotels & Resorts, Inc.	110,125	$1,578,091
		21,418,663
Utilities — 0.6%
IDACORP, Inc.	21,135	1,968,725
ONE Gas, Inc.	32,444	2,071,550
		4,040,275

TOTAL COMMON STOCK (Cost $595,123,417)		719,163,246

TOTAL EQUITIES (Cost $595,123,417)		719,163,246

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 2000 ETF (b)	15,597	3,164,475

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,163,710)		3,164,475

TOTAL LONG-TERM INVESTMENTS (Cost $598,287,127)		722,327,721

SHORT-TERM INVESTMENTS — 1.9%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,047,705	2,047,705

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$11,862,393	11,862,393

TOTAL SHORT-TERM INVESTMENTS (Cost $13,910,098)		13,910,098

TOTAL INVESTMENTS — 100.3% (Cost $612,197,225) (e)		736,237,819

Other Assets/(Liabilities) — (0.3)%		(2,434,813)

NET ASSETS — 100.0%		$733,803,006

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $74,073,348 or 10.09% of net assets. The Fund received $73,936,001 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $11,863,975. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $12,099,912.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Overseas Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.3%
Australia — 1.4%
Brambles Ltd.	114,600	$1,113,340
Glencore PLC	531,200	3,028,786
Rio Tinto PLC	38,598	2,540,740
		6,682,866
Belgium — 1.1%
Anheuser-Busch InBev SA	30,500	1,761,874
KBC Group NV	27,813	1,961,888
Liberty Global Ltd. Class A (a)	80,274	1,399,176
		5,122,938
Canada — 3.1%
Canadian National Railway Co.	34,098	4,027,997
Intact Financial Corp.	14,040	2,340,017
Open Text Corp.	83,690	2,513,055
Suncor Energy, Inc. (SU CN)	76,800	2,927,613
Toronto-Dominion Bank	52,221	2,870,523
		14,679,205
China — 3.0%
Alibaba Group Holding Ltd.	310,540	2,791,782
NetEase, Inc.	116,200	2,218,514
Prosus NV (PRX NA)	114,099	4,041,982
Tencent Holdings Ltd.	85,800	4,072,152
Yum China Holdings, Inc.	30,324	935,192
		14,059,622
Denmark — 3.2%
Carlsberg AS Class B	30,036	3,594,569
DSV AS	17,615	2,695,545
Novo Nordisk AS Class B	64,159	9,165,509
		15,455,623
France — 15.1%
Accor SA	55,870	2,303,483
Air Liquide SA	51,162	8,808,155
Airbus SE	12,900	1,778,725
BNP Paribas SA	84,531	5,416,744
Capgemini SE	43,994	8,713,955
Cie de Saint-Gobain SA	55,497	4,297,745
Cie Generale des Etablissements Michelin SCA Class A	81,705	3,152,582
Danone SA	32,900	2,007,890
Dassault Systemes SE	39,853	1,500,243

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Edenred SE	115,661	$4,880,215
Engie SA	250,524	3,568,204
EssilorLuxottica SA	25,003	5,364,846
Kering SA	12,790	4,649,660
Legrand SA	28,300	2,820,187
LVMH Moet Hennessy Louis Vuitton SE	8,776	6,739,541
Pernod Ricard SA	23,405	3,185,122
Publicis Groupe SA	7,969	844,662
Valeo SE	33,082	353,857
Worldline SA (a) (b)	132,300	1,433,004
		71,818,820
Germany — 14.1%
adidas AG	7,495	1,788,777
Allianz SE Registered	11,640	3,234,109
Bayer AG Registered	189,825	5,368,054
Bayerische Motoren Werke AG	37,785	3,574,907
Beiersdorf AG	39,992	5,842,928
Brenntag SE	26,700	1,799,238
Continental AG	68,299	3,868,376
Daimler Truck Holding AG	61,161	2,433,267
Deutsche Boerse AG	29,728	6,076,833
Fresenius Medical Care AG	100,921	3,859,498
Fresenius SE & Co. KGaA (a)	124,200	3,709,674
Henkel AG & Co. KGaA	16,722	1,315,945
Mercedes Benz Group AG	60,673	4,192,741
Merck KGaA	30,971	5,132,046
MTU Aero Engines AG	7,744	1,979,961
SAP SE	48,624	9,872,371
Siemens AG Registered	12,340	2,295,106
thyssenkrupp AG	172,517	747,061
		67,090,892
Hong Kong — 2.2%
AIA Group Ltd.	619,800	4,202,833
Prudential PLC	694,150	6,297,265
		10,500,098
India — 1.5%
Axis Bank Ltd.	75,405	1,141,272
HDFC Bank Ltd.	222,604	4,499,928
Tata Consultancy Services Ltd.	29,530	1,379,265
		7,020,465
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	2,231,300	833,253
Ireland — 0.7%
AIB Group PLC	478,363	2,520,302
Smurfit Kappa Group PLC	23,100	1,026,962
		3,547,264
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	18,478	3,048,870

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 4.0%
Eni SpA	237,215	$3,653,151
Intesa Sanpaolo SpA	2,303,290	8,600,296
Ryanair Holdings PLC Sponsored ADR	57,478	6,692,739
		18,946,186
Japan — 11.2%
Daikin Industries Ltd.	24,900	3,439,747
Denso Corp.	266,000	4,151,473
Fujitsu Ltd.	140,700	2,210,661
Hitachi Ltd.	420,700	9,483,195
Hoya Corp.	16,800	1,965,729
Komatsu Ltd.	49,000	1,425,996
Kose Corp. (c)	32,100	2,043,635
Kubota Corp.	78,300	1,100,152
Kyocera Corp.	241,300	2,774,423
Mitsubishi Electric Corp.	212,800	3,401,791
Olympus Corp.	197,800	3,182,188
Seven & i Holdings Co. Ltd.	229,500	2,795,194
Shin-Etsu Chemical Co. Ltd.	95,500	3,714,585
SMC Corp.	5,600	2,673,679
Sony Group Corp.	48,500	4,121,140
Terumo Corp.	170,700	2,834,001
ZOZO, Inc.	77,400	1,941,754
		53,259,343
Luxembourg — 0.4%
Eurofins Scientific SE (c)	39,200	1,948,896
Netherlands — 3.1%
Akzo Nobel NV	87,111	5,296,534
EXOR NV	22,100	2,303,297
ING Groep NV Series N	326,322	5,591,424
Koninklijke Ahold Delhaize NV	44,800	1,322,299
		14,513,554
Portugal — 0.6%
Galp Energia SGPS SA	133,409	2,818,551
Republic of Korea — 1.3%
NAVER Corp.	21,790	2,640,070
Samsung Electronics Co. Ltd.	56,993	3,349,239
		5,989,309
Singapore — 0.9%
DBS Group Holdings Ltd.	157,150	4,141,009
Spain — 1.1%
Amadeus IT Group SA	80,755	5,373,895
Sweden — 1.0%
Sandvik AB	59,800	1,202,080
SKF AB Class B	93,500	1,865,683
Volvo AB Class B	61,900	1,587,970
		4,655,733

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 7.7%
Cie Financiere Richemont SA Registered Class A	48,586	$7,582,757
Julius Baer Group Ltd.	34,702	1,937,571
Novartis AG Registered	79,538	8,521,096
Schindler Holding AG	2,885	722,883
Sika AG Registered	8,416	2,395,717
Sonova Holding AG Registered	7,460	2,295,208
Swatch Group AG	9,790	2,005,832
UBS Group AG Registered	196,548	5,753,270
Zurich Insurance Group AG	9,748	5,186,036
		36,400,370
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	33,709	5,858,961
United Kingdom — 9.8%
Ashtead Group PLC	29,100	1,938,901
Bunzl PLC	8,600	326,227
Compass Group PLC	283,405	7,715,990
Diageo PLC	101,852	3,204,302
Informa PLC	24,100	260,912
Lloyds Banking Group PLC	7,436,797	5,152,287
London Stock Exchange Group PLC	35,555	4,214,577
Reckitt Benckiser Group PLC	46,000	2,482,350
RELX PLC	135,351	6,204,632
Rolls-Royce Holdings PLC (a)	747,321	4,319,819
Schroders PLC	639,564	2,944,705
Smith & Nephew PLC	128,600	1,589,867
Smiths Group PLC	46,856	1,010,739
Tesco PLC	711,733	2,755,459
WPP PLC	285,123	2,613,777
		46,734,544
United States — 9.8%
CNH Industrial NV	490,497	4,968,734
Experian PLC	133,349	6,183,900
Holcim AG	12,184	1,080,644
Linde PLC (LIN US)	9,207	4,040,124
Nestle SA Registered	79,510	8,116,185
Qiagen NV	60,979	2,517,738
Roche Holding AG	34,664	9,619,760
Schneider Electric SE	43,165	10,299,333
		46,826,418

TOTAL COMMON STOCK (Cost $400,457,262)		467,326,685

PREFERRED STOCK — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 1.704%
	55,300	2,539,501

MassMutual Overseas Fund — Portfolio of Investments (Continued)

		Value
TOTAL PREFERRED STOCK (Cost $2,892,768)		$2,539,501

TOTAL EQUITIES (Cost $403,350,030)		469,866,186

TOTAL LONG-TERM INVESTMENTS (Cost $403,350,030)		469,866,186

SHORT-TERM INVESTMENTS — 1.0%

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$4,649,272	4,649,272

TOTAL SHORT-TERM INVESTMENTS (Cost $4,649,272)		4,649,272

TOTAL INVESTMENTS — 99.8% (Cost $407,999,302) (e)		474,515,458

Other Assets/(Liabilities) — 0.2%		795,161

NET ASSETS — 100.0%		$475,310,619

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $1,433,004 or 0.30% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $3,865,291 or 0.81% of net assets. The Fund received $4,106,090 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Maturity value of $4,649,892. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $4,742,375.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 98.8%
Argentina — 0.0%
Grupo Financiero Galicia SA ADR (a)	12,981	$396,699
Australia — 1.9%
ANZ Group Holdings Ltd.	90,497	1,704,086
BHP Group Ltd.	138,548	3,968,903
BHP Group Ltd. Class DI Class DI	176,643	5,058,744
Challenger Ltd.	143,336	669,640
Downer EDI Ltd.	561,934	1,731,089
IGO Ltd. (a)	211,470	795,108
Macquarie Group Ltd.	15,229	2,077,216
Pilbara Minerals Ltd. (a)	594,422	1,217,006
Scentre Group	1,001,733	2,085,713
South32 Ltd.	1,510,762	3,686,869
Worley Ltd.	296,019	2,946,810
		25,941,184
Austria — 0.6%
BAWAG Group AG (b)	63,956	4,036,105
Erste Group Bank AG	46,351	2,195,233
OMV AG	44,199	1,922,264
		8,153,602
Belgium — 0.2%
KBC Group NV	25,915	1,828,006
Umicore SA (a)	51,600	774,218
		2,602,224
Brazil — 2.1%
Arcos Dorados Holdings, Inc. Class A	44,273	398,457
B3 SA - Brasil Bolsa Balcao	1,989,275	3,643,973
Banco BTG Pactual SA	384,800	2,127,720
Embraer SA (c)	367,700	2,377,839
Hypera SA	95,966	492,697
Itau Unibanco Holding SA Sponsored ADR	184,500	1,077,480
Klabin SA	545,531	2,092,303
Localiza Rent a Car SA	210,166	1,579,037
MercadoLibre, Inc. (c)	3,966	6,517,724
Multiplan Empreendimentos Imobiliarios SA	628,359	2,533,624
Petroleo Brasileiro SA Sponsored ADR	64,791	938,822
Raia Drogasil SA	547,620	2,515,676
Vale SA Sponsored ADR	74,742	834,868

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEG SA	191,940	$1,448,623
		28,578,843
Canada — 4.3%
Brookfield Corp.	55,046	2,289,476
Canadian National Railway Co.	38,864	4,591,004
Canadian Pacific Kansas City Ltd. (a)	34,865	2,744,921
Cenovus Energy, Inc.	197,063	3,873,414
Constellation Software, Inc.	1,686	4,858,017
Definity Financial Corp.	109,258	3,592,285
Descartes Systems Group, Inc. (c)	18,746	1,815,363
Element Fleet Management Corp. (a)	411,258	7,482,337
Magna International, Inc.	61,182	2,563,526
National Bank of Canada	90,881	7,208,433
Shopify, Inc. Class A (c)	47,073	3,109,172
Sun Life Financial, Inc.	102,629	5,032,238
Suncor Energy, Inc. (SU CN)	125,456	4,782,377
Suncor Energy, Inc. (SU US)	1,771	67,475
TMX Group Ltd.	168,454	4,688,957
		58,698,995
Chile — 0.4%
Antofagasta PLC	108,908	2,887,899
Banco de Chile	19,236,927	2,188,314
		5,076,213
China — 7.9%
Alibaba Group Holding Ltd.	469,200	4,218,149
Alibaba Group Holding Ltd. Sponsored ADR	96,123	6,920,856
Baidu, Inc. Class A (c)	165,100	1,786,647
Baidu, Inc. Sponsored ADR (a) (c)	14,024	1,212,796
Bank of Ningbo Co. Ltd. Class A	598,600	1,817,726
BeiGene Ltd. ADR (c)	14,371	2,050,311
Beijing Enterprises Holdings Ltd.	96,000	322,189
Budweiser Brewing Co. APAC Ltd. (b)	373,900	440,171
China Oilfield Services Ltd. Class A	949,900	2,249,988
China Pacific Insurance Group Co. Ltd. Class A (c)	249,100	952,840
China Resources Gas Group Ltd.	390,900	1,369,796
China Resources Land Ltd.	487,000	1,654,136
Eastroc Beverage Group Co. Ltd. Class A	7,900	234,159
Fosun International Ltd.	993,000	534,088
Fuyao Glass Industry Group Co. Ltd. Class A	490,000	3,231,837
Hangcha Group Co. Ltd. Class A	177,240	479,420
JD Health International, Inc. (b) (c)	169,300	460,152
Jiumaojiu International Holdings Ltd. (b)	401,000	207,282
KE Holdings, Inc. ADR	463,097	6,552,823
Kuaishou Technology (b) (c)	239,000	1,411,154
Kweichow Moutai Co. Ltd. Class A	9,298	1,875,239
Meituan Class B (b) (c)	96,100	1,361,534
NARI Technology Co. Ltd. Class A	567,521	1,948,192
NetEase, Inc. ADR	10,991	1,050,520
New Oriental Education & Technology Group, Inc. ADR (c)	12,878	1,001,007
Nongfu Spring Co. Ltd. Class H (b)	105,000	497,967
NXP Semiconductor NV	21,054	5,665,421
PDD Holdings, Inc. ADR (c)	25,503	3,390,624
Prosus NV (PRX NA)	278,917	9,880,696

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Prosus NV (PRX SJ)	84,299	$2,995,300
Sany Heavy Industry Co. Ltd. Class A	885,500	2,011,783
Shandong Pharmaceutical Glass Co. Ltd. Class A	282,000	983,518
Shenzhen Inovance Technology Co. Ltd. Class A	265,300	1,872,741
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	16,700	669,426
Silergy Corp.	231,000	3,266,397
Tencent Holdings Ltd.	190,400	9,036,570
Tongcheng Travel Holdings Ltd. (b)	1,104,400	2,197,284
Trip.com Group Ltd. (c)	53,900	2,552,176
Tsingtao Brewery Co. Ltd. Class H	296,000	1,972,048
Wanhua Chemical Group Co. Ltd.	130,500	1,449,796
Weichai Power Co. Ltd. Class A	943,100	2,108,695
Wilmar International Ltd.	778,400	1,774,462
Yangzijiang Shipbuilding Holdings Ltd.	2,256,200	4,085,209
Yifeng Pharmacy Chain Co. Ltd. Class A	338,598	1,142,997
Yum China Holdings, Inc.	120,468	3,715,233
Zhongsheng Group Holdings Ltd.	305,000	445,608
ZTO Express Cayman, Inc. ADR	58,875	1,221,656
		108,278,619
Denmark — 1.4%
Coloplast AS Class B	2,559	307,326
Genmab AS (c)	8,925	2,238,202
Novo Nordisk AS Class B	53,562	7,651,662
Novo Nordisk AS Sponsored ADR	59,483	8,490,603
		18,687,793
Finland — 0.5%
Mandatum OYJ	59,639	266,798
Sampo OYJ Class A	128,064	5,497,936
Stora Enso OYJ Class R	117,313	1,604,207
		7,368,941
France — 6.6%
Air Liquide SA	19,529	3,362,153
Airbus SE	31,964	4,407,377
Alstom SA	88,809	1,490,471
AXA SA	359,948	11,852,128
BNP Paribas SA	96,968	6,213,707
Capgemini SE	16,004	3,169,935
Cie de Saint-Gobain SA	35,335	2,736,379
Dassault Aviation SA	25,064	4,541,852
Dassault Systemes SE	32,636	1,228,563
Engie SA	482,166	6,867,473
EssilorLuxottica SA	10,498	2,252,536
Forvia SE	70,844	843,777
Kering SA	4,434	1,611,930
L'Oreal SA	7,377	3,243,771
Legrand SA	30,172	3,006,738
LVMH Moet Hennessy Louis Vuitton SE	5,270	4,047,103
Safran SA	38,518	8,103,640
Sartorius Stedim Biotech	13,570	2,217,255
Teleperformance SE	9,256	970,876
Thales SA	17,929	2,880,909
TotalEnergies SE	219,337	14,618,609

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ubisoft Entertainment SA (c)	76,738	$1,685,315
		91,352,497
Germany — 6.6%
Allianz SE Registered	12,603	3,501,673
BASF SE	65,501	3,165,050
Bayer AG Registered	101,465	2,869,325
Covestro AG (b) (c)	86,407	5,064,895
Daimler Truck Holding AG	55,625	2,213,019
Deutsche Boerse AG	5,509	1,126,119
Deutsche Post AG	54,229	2,194,183
Deutsche Telekom AG Registered	404,412	10,173,338
Douglas AG (c)	55,219	1,008,775
Evotec SE (c)	190,470	1,830,058
Fresenius SE & Co. KGaA (c)	116,107	3,467,948
Heidelberg Materials AG	19,707	2,042,106
KION Group AG	59,394	2,485,702
Mercedes Benz Group AG	31,762	2,194,878
Merck KGaA	7,650	1,267,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	14,052	7,026,490
Puma SE	47,060	2,162,836
SAP SE	54,277	11,020,127
Schott Pharma AG & Co. KGaA (a)	36,452	1,194,839
Siemens AG Registered	107,007	19,902,140
Siemens Healthineers AG (b)	96,201	5,541,684
		91,452,827
Guatemala — 0.1%
Millicom International Cellular SA SDR (c)	73,325	1,783,533
Hong Kong — 1.2%
AIA Group Ltd.	1,416,000	9,601,825
Hong Kong Exchanges & Clearing Ltd.	45,500	1,449,715
Hongkong Land Holdings Ltd.	307,500	993,279
Jardine Matheson Holdings Ltd.	26,300	929,546
Prudential PLC	315,145	2,858,966
Sun Hung Kai Properties Ltd.	66,000	570,618
Wharf Real Estate Investment Co. Ltd.	306,000	808,706
		17,212,655
Hungary — 0.4%
OTP Bank Nyrt	112,613	5,583,403
India — 4.8%
Ashok Leyland Ltd.	691,838	1,995,809
Asian Paints Ltd.	25,800	900,512
Axis Bank Ltd.	401,179	6,071,936
HDFC Asset Management Co. Ltd. (b)	17,131	821,958
HDFC Bank Ltd.	303,146	6,128,081
HDFC Life Insurance Co. Ltd. (b)	162,555	1,158,974
Hindalco Industries Ltd.	317,239	2,625,946
Hindustan Unilever Ltd.	24,313	717,986
ICICI Bank Ltd.	382,513	5,483,229
ICICI Bank Ltd. Sponsored ADR	60,592	1,745,656
Indraprastha Gas Ltd.	363,209	2,185,694
Infosys Ltd.	105,405	1,979,094
InterGlobe Aviation Ltd. (b) (c)	9,672	490,106

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jio Financial Services Ltd. (c)	75,913	$324,811
Kotak Mahindra Bank Ltd.	223,942	4,817,924
Larsen & Toubro Ltd.	92,692	3,924,197
NTPC Ltd.	1,139,844	5,156,368
Reliance Industries Ltd.	255,250	9,547,444
Shree Cement Ltd.	7,044	2,355,633
Shriram Finance Ltd.	84,635	2,959,964
Tata Consultancy Services Ltd.	14,148	660,814
Tech Mahindra Ltd.	107,554	1,842,676
Titan Co. Ltd.	15,756	640,945
Varun Beverages Ltd.	71,691	1,392,718
Voltas Ltd.	12,730	224,469
		66,152,944
Indonesia — 0.9%
Bank Central Asia Tbk. PT	8,686,100	5,240,056
Bank Mandiri Persero Tbk. PT	2,042,600	762,785
Bank Rakyat Indonesia Persero Tbk. PT	9,818,964	2,739,280
Sarana Menara Nusantara Tbk. PT	16,896,000	757,443
Sumber Alfaria Trijaya Tbk. PT	2,872,100	480,667
Telkom Indonesia Persero Tbk. PT	10,484,300	1,989,519
		11,969,750
Ireland — 0.2%
AerCap Holdings NV	23,273	2,169,044
Italy — 2.0%
Banca Mediolanum SpA	178,678	1,978,957
DiaSorin SpA	22,607	2,246,028
Enel SpA	597,143	4,165,378
Ermenegildo Zegna NV (a)	104,330	1,235,267
Intesa Sanpaolo SpA	632,421	2,361,408
Leonardo SpA	152,955	3,565,223
Moncler SpA	34,106	2,088,683
Prysmian SpA	65,680	4,046,473
UniCredit SpA	157,789	5,879,288
		27,566,705
Japan — 14.4%
Asahi Group Holdings Ltd.	70,800	2,500,857
Asahi Kasei Corp.	157,300	1,007,151
Astellas Pharma, Inc.	417,300	4,127,051
Calbee, Inc.	101,800	1,951,127
Central Japan Railway Co.	64,600	1,394,480
Chugai Pharmaceutical Co. Ltd.	146,500	5,229,583
CyberAgent, Inc.	176,700	1,101,114
Daiichi Sankyo Co. Ltd.	90,200	3,151,013
Daikin Industries Ltd.	10,500	1,450,496
Denso Corp.	164,500	2,567,359
Disco Corp.	11,500	4,406,510
Electric Power Development Co. Ltd. Class C	86,600	1,349,644
Fujitsu Ltd.	143,600	2,256,225
Hamamatsu Photonics KK	36,600	987,189
Hikari Tsushin, Inc.	10,400	1,932,995
Hitachi Ltd.	297,000	6,694,816
Honda Motor Co. Ltd.	81,500	876,752

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Isetan Mitsukoshi Holdings Ltd.	78,700	$1,483,705
Kao Corp. (a)	56,200	2,283,505
Keyence Corp.	7,400	3,264,698
Kirin Holdings Co. Ltd. (a)	68,300	881,018
LY Corp.	820,900	1,977,617
MatsukiyoCocokara & Co.	113,600	1,635,615
MINEBEA MITSUMI, Inc.	56,100	1,156,949
Mitsubishi Corp.	89,400	1,758,370
Mitsubishi Electric Corp.	376,700	6,021,873
Mitsubishi Estate Co. Ltd.	170,300	2,682,722
Mitsubishi HC Capital, Inc.	174,400	1,154,204
Mitsubishi UFJ Financial Group, Inc.	820,000	8,846,907
Mitsui Fudosan Co. Ltd.	885,700	8,146,838
Murata Manufacturing Co. Ltd.	233,300	4,842,579
Nextage Co. Ltd. (a)	96,600	1,446,222
Nippon Sanso Holdings Corp.	54,800	1,630,401
Nippon Steel Corp. (a)	76,000	1,601,261
Nippon Telegraph & Telephone Corp.	7,931,700	7,496,609
Niterra Co. Ltd.	37,800	1,102,423
Nomura Research Institute Ltd.	56,800	1,603,492
NTT Data Group Corp.	148,300	2,190,151
Olympus Corp.	253,100	4,071,849
Omron Corp.	21,700	748,986
Open House Group Co. Ltd.	16,800	513,281
ORIX Corp.	138,600	3,074,890
Otsuka Holdings Co. Ltd.	64,100	2,703,003
Panasonic Holdings Corp.	212,400	1,745,065
Persol Holdings Co. Ltd.	2,329,400	3,236,654
Recruit Holdings Co. Ltd.	125,800	6,770,400
Renesas Electronics Corp.	91,700	1,731,391
Resona Holdings, Inc.	245,100	1,627,479
Sega Sammy Holdings, Inc.	75,900	1,127,050
Seven & i Holdings Co. Ltd.	791,200	9,636,417
Shimadzu Corp.	55,900	1,403,581
Shionogi & Co. Ltd.	23,100	903,510
SMC Corp.	2,500	1,193,607
Sompo Holdings, Inc.	141,700	3,027,714
Sony Group Corp.	81,800	6,950,707
Stanley Electric Co. Ltd.	104,000	1,858,986
SUMCO Corp. (a)	89,000	1,292,613
Sumitomo Corp.	215,300	5,406,814
Sumitomo Metal Mining Co. Ltd.	31,000	957,271
Sumitomo Mitsui Trust Holdings, Inc.	54,600	1,247,024
Suzuki Motor Corp.	165,400	1,914,211
Taiheiyo Cement Corp.	63,600	1,601,082
Takeda Pharmaceutical Co. Ltd.	58,900	1,527,788
TechnoPro Holdings, Inc. (a)	77,600	1,272,508
THK Co. Ltd.	44,700	802,997
Tokio Marine Holdings, Inc.	133,300	5,003,495
Tokyo Electron Ltd.	27,700	6,082,840
Toyota Motor Corp.	572,800	11,792,976
Welcia Holdings Co. Ltd. (a)	28,500	355,449
		197,773,159
Luxembourg — 0.3%
ArcelorMittal SA	71,875	1,638,626

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CVC Capital Partners PLC (b) (c)	168,784	$3,097,311
		4,735,937
Macau — 0.2%
Galaxy Entertainment Group Ltd.	723,000	3,367,731
Malaysia — 0.3%
CIMB Group Holdings Bhd.	1,400,096	2,014,546
Tenaga Nasional Bhd.	620,300	1,811,808
		3,826,354
Mexico — 0.6%
Becle SAB de CV (a)	261,363	471,439
Fomento Economico Mexicano SAB de CV ADR	3,041	327,364
Gruma SAB de CV Class B	148,628	2,722,423
Grupo Aeroportuario del Pacifico SAB de CV ADR	6,525	1,016,399
Grupo Mexico SAB de CV Series B	529,039	2,854,411
Wal-Mart de Mexico SAB de CV	392,630	1,341,101
		8,733,137
Netherlands — 5.1%
Adyen NV (b) (c)	2,090	2,491,807
Akzo Nobel NV	52,949	3,219,412
Argenx SE ADR (c)	8,327	3,580,943
ASML Holding NV	26,388	27,224,437
ASR Nederland NV	33,067	1,575,464
Euronext NV (b)	16,093	1,485,682
Heineken NV (a)	89,769	8,664,868
ING Groep NV Series N	857,663	14,695,783
Koninklijke Philips NV (c)	268,564	6,753,376
		69,691,772
Norway — 1.0%
DNB Bank ASA	219,957	4,319,172
Equinor ASA	164,675	4,705,209
Equinor ASA ADR	78,933	2,254,326
Storebrand ASA	233,637	2,383,887
		13,662,594
Peru — 0.0%
Credicorp Ltd.	3,402	548,845
Philippines — 0.3%
BDO Unibank, Inc.	370,144	810,359
Jollibee Foods Corp.	168,590	649,272
SM Investments Corp.	153,480	2,170,709
		3,630,340
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	149,869	1,911,791
Portugal — 0.9%
Banco Comercial Portugues SA Class R	4,867,016	1,757,870
Galp Energia SGPS SA	353,128	7,460,587

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jeronimo Martins SGPS SA	175,421	$3,425,583
		12,644,040
Republic of Korea — 4.3%
CJ CheilJedang Corp.	6,425	1,793,149
Coupang, Inc. (c)	44,526	932,820
HL Mando Co. Ltd.	28,785	913,828
Hyundai Mobis Co. Ltd.	5,461	994,710
Hyundai Motor Co.	15,484	3,301,932
KB Financial Group, Inc.	22,111	1,253,800
KT Corp. Sponsored ADR (a)	140,056	1,914,566
KT Corp.	60,425	1,637,448
LG Chem Ltd.	10,614	2,653,550
NAVER Corp.	21,235	2,572,826
Samsung Electronics Co. Ltd.	568,681	33,418,990
Samsung Life Insurance Co. Ltd.	26,296	1,680,332
SK Hynix, Inc.	35,060	5,945,825
		59,013,776
Russia — 0.0%
Gazprom PJSC (c) (d) (e)	496,602	—
Novatek PJSC (c) (d) (e)	73,140	—
		—
Saudi Arabia — 1.0%
Al Rajhi Bank	74,229	1,615,918
Arabian Internet & Communications Services Co.	5,536	431,310
Saudi Awwal Bank	298,899	3,077,093
Saudi Basic Industries Corp.	119,222	2,335,516
Saudi National Bank	630,226	6,198,794
		13,658,631
Singapore — 0.7%
DBS Group Holdings Ltd.	80,190	2,113,061
Sea Ltd. ADR (c)	22,193	1,585,024
United Overseas Bank Ltd.	267,900	6,186,238
		9,884,323
South Africa — 0.5%
Bid Corp. Ltd.	27,213	634,097
Capitec Bank Holdings Ltd.	3,108	448,930
Clicks Group Ltd. (a)	44,989	851,560
FirstRand Ltd.	547,353	2,306,062
Foschini Group Ltd.	125,580	876,132
Kumba Iron Ore Ltd.	50,323	1,210,272
Sanlam Ltd.	61,384	272,874
		6,599,927
Spain — 0.5%
Amadeus IT Group SA	85,880	5,714,942
Puig Brands SA (c)	45,695	1,277,258
		6,992,200

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.9%
Assa Abloy AB Class B	89,045	$2,523,543
Autoliv, Inc.	21,685	2,314,820
Boliden AB	49,837	1,587,513
Elekta AB Class B	169,836	1,060,371
Essity AB Class B	167,804	4,289,482
Hexagon AB Class B	174,589	1,959,806
Sandvik AB	115,367	2,319,069
Svenska Handelsbanken AB Class A	254,521	2,424,489
Swedbank AB Class A	130,105	2,684,220
Telefonaktiebolaget LM Ericsson Class B	794,524	4,932,318
		26,095,631
Switzerland — 3.0%
ABB Ltd. Registered	93,633	5,183,341
Alcon, Inc.	61,993	5,515,581
Barry Callebaut AG Registered	667	1,086,994
Cie Financiere Richemont SA Registered Class A	20,300	3,168,196
Julius Baer Group Ltd.	128,892	7,196,628
Novartis AG Registered	88,768	9,509,927
Partners Group Holding AG	2,453	3,154,580
Sandoz Group AG	65,202	2,359,044
Sonova Holding AG Registered	2,962	911,315
Zurich Insurance Group AG	7,070	3,761,313
		41,846,919
Taiwan — 5.4%
Accton Technology Corp.	34,000	577,544
Advantech Co. Ltd.	51,000	580,064
ASE Technology Holding Co. Ltd.	637,000	3,286,967
Bizlink Holding, Inc.	91,308	1,048,710
Chailease Holding Co. Ltd.	224,720	1,061,891
Delta Electronics, Inc.	145,000	1,722,518
Hon Hai Precision Industry Co. Ltd.	962,000	6,306,085
Largan Precision Co. Ltd.	11,000	927,905
MediaTek, Inc.	154,000	6,583,544
Taiwan Semiconductor Manufacturing Co. Ltd.	1,777,000	52,850,661
		74,945,889
Thailand — 0.5%
Bangkok Dusit Medical Services PCL Class F	609,100	444,119
Bangkok Dusit Medical Services PCL NVDR	769,900	561,365
Bumrungrad Hospital PCL	83,400	561,341
SCB X PCL	1,146,200	3,215,653
True Corp. PCL NVDR (c)	6,751,300	1,611,743
		6,394,221
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	933,999	1,042,784
United Kingdom — 9.5%
Ashtead Group PLC	22,012	1,466,636
AstraZeneca PLC Sponsored ADR	306,291	23,887,635
Barclays PLC	1,192,073	3,145,088
Bridgepoint Group PLC (b)	706,275	1,969,870

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
British American Tobacco PLC	49,289	$1,515,150
BT Group PLC (a)	2,515,960	4,466,418
Bunzl PLC	53,476	2,028,527
CK Hutchison Holdings Ltd.	298,000	1,426,438
Compass Group PLC	141,631	3,856,048
DCC PLC	25,854	1,812,179
Diageo PLC	80,850	2,543,572
Dowlais Group PLC	503,524	462,701
Great Portland Estates PLC	404,244	1,719,610
Hiscox Ltd.	110,098	1,599,435
HSBC Holdings PLC	595,261	5,151,385
Imperial Brands PLC	168,962	4,326,073
Informa PLC	198,809	2,152,355
Investec PLC	167,688	1,216,816
Johnson Matthey PLC	63,832	1,260,828
Kingfisher PLC	836,902	2,634,492
Lloyds Banking Group PLC	4,073,804	2,822,372
London Stock Exchange Group PLC	28,278	3,351,985
Melrose Industries PLC	370,771	2,589,341
National Grid PLC	570,629	6,363,367
Next PLC	24,039	2,748,937
Pearson PLC	134,993	1,684,688
Persimmon PLC	80,635	1,370,581
Rentokil Initial PLC	192,390	1,121,787
Rolls-Royce Holdings PLC (c)	1,403,590	8,113,320
Smith & Nephew PLC	208,125	2,573,025
Smiths Group PLC	85,082	1,835,318
SSE PLC	94,427	2,129,740
Standard Chartered PLC	241,866	2,179,279
Taylor Wimpey PLC	869,703	1,554,109
Unilever PLC (ULVR LN)	242,339	13,342,617
Unilever PLC (UNA NA)	48,044	2,638,262
WPP PLC	555,778	5,094,922
		130,154,906
United States — 6.1%
Amcor PLC CDI	206,971	2,055,635
BP PLC	986,340	5,943,175
Broadcom, Inc.	4,697	7,541,174
BRP, Inc. (a)	28,151	1,803,615
Canva, Inc. (Acquired 8/16/21-11/04/21, Cost $652,842) (c) (d) (e) (f)	383	408,531
Cognizant Technology Solutions Corp. Class A	22,790	1,549,720
Experian PLC	52,913	2,453,777
Globant SA (c)	3,180	566,867
GSK PLC Sponsored ADR (a)	126,858	4,884,033
Holcim AG	2,195	194,683
Las Vegas Sands Corp.	12,551	555,382
Linde PLC (LIN GR)	5,116	2,248,343
Linde PLC (LIN US)	117	51,341
Mastercard, Inc. Class A	2,766	1,220,248
Nestle SA Registered	147,546	15,061,132
Roche Holding AG	40,621	11,272,913
Samsonite International SA (b)	341,700	1,019,385
Sanofi SA	126,792	12,187,415
Schneider Electric SE	2,699	643,992
Shell PLC ADR	55,887	4,033,924
Signify NV (b)	54,462	1,358,170
Stellantis NV	126,882	2,497,089

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tenaris SA	93,603	$1,434,119
Waste Connections, Inc.	20,438	3,584,008
		84,568,671

TOTAL COMMON STOCK (Cost $1,174,647,153)		1,360,750,049

PREFERRED STOCK — 0.5%
Brazil — 0.1%
Banco Bradesco SA 10.595%
	599,700	1,328,113
Germany — 0.4%
Dr Ing hc F Porsche AG 3.323% (b)	22,436	1,668,022
Sartorius AG 0.340%
	6,369	1,492,703
Volkswagen AG 8.604%
	20,962	2,365,109
		5,525,834
United States — 0.0%
Canva, Inc., Series A, (Acquired 11/04/21, Cost $39,209) (c) (d) (e) (f)	23	24,533

TOTAL PREFERRED STOCK (Cost $9,108,796)		6,878,480

TOTAL EQUITIES (Cost $1,183,755,949)		1,367,628,529

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. (a) (c) (d) (e)	1,982	—

TOTAL WARRANTS (Cost $0)		—

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent A Car SA (c)	2,232	3,594
Russia — 0.0%
Moscow Exchange (MOEX RM) (c) (d) (e)	1,181,630	—
Moscow Exchange (MOEX RU) (c) (d) (e)	83,990	—
		—

TOTAL RIGHTS (Cost $2,619,126)		3,594

TOTAL LONG-TERM INVESTMENTS (Cost $1,186,375,075)		1,367,632,123

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.5%

Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	21,332,293	$21,332,293
Mutual Fund — 0.8%
T. Rowe Price Government Reserve Investment Fund	10,924,829	10,924,829

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (h)	$1,318,481	1,318,481

TOTAL SHORT-TERM INVESTMENTS (Cost $33,575,603)		33,575,603

TOTAL INVESTMENTS — 101.8% (Cost $1,219,950,678) (i)		1,401,207,726

Other Assets/(Liabilities) — (1.8)%		(24,443,056)

NET ASSETS — 100.0%		$1,376,764,670

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $43,604,985 or 3.17% of net assets. The Fund received $24,528,117 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $36,779,513 or 2.67% of net assets.
(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $433,064 or 0.03% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $433,064 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,318,657. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,345,016.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 20/80 Allocation Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 20.6%
DFA Commodity Strategy Portfolio	197,603	$903,047
Invesco Real Estate Fund, Class R6	42,743	703,119
MassMutual Blue Chip Growth Fund, Class I (a)	146,553	3,534,866
MassMutual Diversified Value Fund, Class I (a)	172,890	2,140,374
MassMutual Equity Opportunities Fund, Class I (a)	266,035	4,801,934
MassMutual Fundamental Value Fund, Class I (a)	213,754	1,968,673
MassMutual Growth Opportunities Fund, Class I (a) (b)	125,716	898,867
MassMutual International Equity Fund, Class I (a)	158,624	1,338,783
MassMutual Mid Cap Growth Fund, Class I (a)	49,243	1,015,884
MassMutual Mid Cap Value Fund, Class I (a)	86,199	1,020,593
MassMutual Overseas Fund, Class I (a)	302,266	2,653,893
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	17,929	280,406
MassMutual Small Cap Value Equity Fund, Class I (a)	64,014	545,398
MassMutual Strategic Emerging Markets Fund, Class I (a)	52,276	536,878
MM Equity Asset Fund, Class I (a)	1,091,459	9,200,997
Vanguard Developed Markets Index Fund, Admiral Shares	168,066	2,662,164
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	15,259	557,102
Vanguard Mid-Cap Index Fund, Admiral Shares	4,577	1,372,556
Vanguard Small-Cap Index Fund, Admiral Shares	5,168	540,583
		36,676,117
Fixed Income Funds — 79.4%
Invesco International Bond Fund, Class R6	1,664,337	7,023,501
MassMutual Core Bond Fund, Class I (a)	3,343,857	29,827,206
MassMutual Global Floating Rate Fund, Class I (a)	24,423	214,923
MassMutual High Yield Fund, Class I (a)	63,738	502,894
MassMutual Inflation-Protected and Income Fund, Class I (a)	77,246	712,209
MassMutual Short-Duration Bond Fund, Class I (a)	1,276,028	11,509,773
MassMutual Strategic Bond Fund, Class I (a)	4,228,577	35,350,901
MassMutual Total Return Bond Fund, Class I (a)	5,022,197	41,433,128
Vanguard Long-Term Treasury Index Fund, Admiral Shares	153,387	2,963,444
Vanguard Total Bond Market Index Fund, Institutional Shares	1,245,581	11,808,109
		141,346,088

TOTAL MUTUAL FUNDS (Cost $190,948,281)		178,022,205

TOTAL LONG-TERM INVESTMENTS (Cost $190,948,281)		178,022,205

TOTAL INVESTMENTS — 100.0% (Cost $190,948,281) (c)		178,022,205

Other Assets/(Liabilities) — (0.0)%		(65,355)

NET ASSETS — 100.0%		$177,956,850

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 40.7%
DFA Commodity Strategy Portfolio	202,029	$923,272
Invesco Real Estate Fund, Class R6	86,082	1,416,053
MassMutual Blue Chip Growth Fund, Class I (a)	291,858	7,039,617
MassMutual Diversified Value Fund, Class I (a)	351,229	4,348,217
MassMutual Equity Opportunities Fund, Class I (a)	539,249	9,733,453
MassMutual Fundamental Value Fund, Class I (a)	424,112	3,906,067
MassMutual Growth Opportunities Fund, Class I (a) (b)	250,499	1,791,069
MassMutual International Equity Fund, Class I (a)	317,747	2,681,784
MassMutual Mid Cap Growth Fund, Class I (a)	99,824	2,059,370
MassMutual Mid Cap Value Fund, Class I (a)	174,766	2,069,229
MassMutual Overseas Fund, Class I (a)	596,601	5,238,156
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	36,035	563,590
MassMutual Small Cap Value Equity Fund, Class I (a)	128,964	1,098,777
MassMutual Strategic Emerging Markets Fund, Class I (a)	103,341	1,061,315
MM Equity Asset Fund, Class I (a)	2,179,150	18,370,231
Vanguard Developed Markets Index Fund, Institutional Shares	342,714	5,435,439
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	31,175	1,138,211
Vanguard Mid-Cap Index Fund, Admiral Shares	9,350	2,803,788
Vanguard Small-Cap Index Fund, Admiral Shares	10,557	1,104,275
		72,781,913
Fixed Income Funds — 59.4%
Invesco International Bond Fund, Class R6	1,269,659	5,357,959
MassMutual Core Bond Fund, Class I (a)	2,497,021	22,273,425
MassMutual Global Floating Rate Fund, Class I (a)	18,672	164,313
MassMutual High Yield Fund, Class I (a)	48,426	382,080
MassMutual Inflation-Protected and Income Fund, Class I (a)	58,644	540,701
MassMutual Short-Duration Bond Fund, Class I (a)	968,005	8,731,409
MassMutual Strategic Bond Fund, Class I (a)	3,158,713	26,406,844
MassMutual Total Return Bond Fund, Class I (a)	3,751,734	30,951,805
Vanguard Long-Term Treasury Index Fund, Admiral Shares	128,764	2,487,716
Vanguard Total Bond Market Index Fund, Institutional Shares	948,751	8,994,162
		106,290,414

TOTAL MUTUAL FUNDS (Cost $188,013,272)		179,072,327

TOTAL LONG-TERM INVESTMENTS (Cost $188,013,272)		179,072,327

TOTAL INVESTMENTS — 100.1% (Cost $188,013,272) (c)		179,072,327

Other Assets/(Liabilities) — (0.1)%		(133,200)

NET ASSETS — 100.0%		$178,939,127

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 60.7%
DFA Commodity Strategy Portfolio	187,841	$858,433
Invesco Real Estate Fund, Class R6	113,173	1,861,693
MassMutual Blue Chip Growth Fund, Class I (a)	392,394	9,464,549
MassMutual Diversified Value Fund, Class I (a)	459,958	5,694,283
MassMutual Equity Opportunities Fund, Class I (a)	713,894	12,885,780
MassMutual Fundamental Value Fund, Class I (a)	570,419	5,253,557
MassMutual Growth Opportunities Fund, Class I (a) (b)	329,635	2,356,892
MassMutual International Equity Fund, Class I (a)	403,305	3,403,894
MassMutual Mid Cap Growth Fund, Class I (a)	130,914	2,700,758
MassMutual Mid Cap Value Fund, Class I (a)	229,395	2,716,040
MassMutual Overseas Fund, Class I (a)	777,490	6,826,359
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	47,569	743,972
MassMutual Small Cap Value Equity Fund, Class I (a)	169,952	1,447,992
MassMutual Strategic Emerging Markets Fund, Class I (a)	134,772	1,384,111
MM Equity Asset Fund, Class I (a)	2,929,425	24,695,052
Vanguard Developed Markets Index Fund, Institutional Shares	478,096	7,582,602
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	43,508	1,588,461
Vanguard Mid-Cap Index Fund, Admiral Shares	13,046	3,911,992
Vanguard Small-Cap Index Fund, Admiral Shares	14,731	1,540,831
		96,917,251
Fixed Income Funds — 39.4%
Invesco International Bond Fund, Class R6	739,158	3,119,245
MassMutual Core Bond Fund, Class I (a)	1,464,691	13,065,048
MassMutual Global Floating Rate Fund, Class I (a)	11,533	101,488
MassMutual High Yield Fund, Class I (a)	28,087	221,604
MassMutual Inflation-Protected and Income Fund, Class I (a)	35,147	324,056
MassMutual Short-Duration Bond Fund, Class I (a)	565,184	5,097,961
MassMutual Strategic Bond Fund, Class I (a)	1,850,563	15,470,704
MassMutual Total Return Bond Fund, Class I (a)	2,197,691	18,130,948
Vanguard Long-Term Treasury Index Fund, Admiral Shares	94,066	1,817,365
Vanguard Total Bond Market Index Fund, Institutional Shares	582,361	5,520,784
		62,869,203

TOTAL MUTUAL FUNDS (Cost $158,410,350)		159,786,454

TOTAL LONG-TERM INVESTMENTS (Cost $158,410,350)		159,786,454

TOTAL INVESTMENTS — 100.1% (Cost $158,410,350) (c)		159,786,454

Other Assets/(Liabilities) — (0.1)%		(98,323)

NET ASSETS — 100.0%		$159,688,131

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 80.7%
DFA Commodity Strategy Portfolio	142,830	$652,731
Invesco Real Estate Fund, Class R6	119,167	1,960,301
MassMutual Blue Chip Growth Fund, Class I (a)	407,075	9,818,647
MassMutual Diversified Value Fund, Class I (a)	487,286	6,032,603
MassMutual Equity Opportunities Fund, Class I (a)	751,362	13,562,081
MassMutual Fundamental Value Fund, Class I (a)	591,213	5,445,068
MassMutual Growth Opportunities Fund, Class I (a) (b)	346,706	2,478,949
MassMutual International Equity Fund, Class I (a)	435,451	3,675,204
MassMutual Mid Cap Growth Fund, Class I (a)	138,120	2,849,422
MassMutual Mid Cap Value Fund, Class I (a)	241,910	2,864,214
MassMutual Overseas Fund, Class I (a)	824,381	7,238,068
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	49,863	779,858
MassMutual Small Cap Value Equity Fund, Class I (a)	178,886	1,524,112
MassMutual Strategic Emerging Markets Fund, Class I (a)	142,818	1,466,743
MM Equity Asset Fund, Class I (a)	3,041,089	25,636,383
Vanguard Developed Markets Index Fund, Institutional Shares	485,179	7,694,941
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	44,150	1,611,929
Vanguard Mid-Cap Index Fund, Admiral Shares	13,238	3,969,569
Vanguard Small-Cap Index Fund, Admiral Shares	14,947	1,563,445
		100,824,268
Fixed Income Funds — 19.4%
Invesco International Bond Fund, Class R6	293,038	1,236,621
MassMutual Core Bond Fund, Class I (a)	556,295	4,962,153
MassMutual Global Floating Rate Fund, Class I (a)	7,530	66,267
MassMutual High Yield Fund, Class I (a)	8,156	64,354
MassMutual Inflation-Protected and Income Fund, Class I (a)	13,879	127,968
MassMutual Short-Duration Bond Fund, Class I (a)	221,507	1,997,992
MassMutual Strategic Bond Fund, Class I (a)	703,130	5,878,165
MassMutual Total Return Bond Fund, Class I (a)	835,866	6,895,892
Vanguard Long-Term Treasury Index Fund, Admiral Shares	52,116	1,006,885
Vanguard Total Bond Market Index Fund, Admiral Shares	214,844	2,036,716
		24,273,013

TOTAL MUTUAL FUNDS (Cost $118,614,338)		125,097,281

TOTAL LONG-TERM INVESTMENTS (Cost $118,614,338)		125,097,281

TOTAL INVESTMENTS — 100.1% (Cost $118,614,338) (c)		125,097,281

Other Assets/(Liabilities) — (0.1)%		(68,306)

NET ASSETS — 100.0%		$125,028,975

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%

Equity Funds — 40.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	51,373	$857,416
JPMorgan Large Cap Value Fund, Class R6	48,818	975,881
MassMutual Blue Chip Growth Fund, Class I (a)	61,461	1,482,440
MassMutual Diversified Value Fund, Class I (a)	66,680	825,495
MassMutual Equity Opportunities Fund, Class I (a)	124,780	2,252,275
MassMutual Fundamental Value Fund, Class I (a)	118,472	1,091,128
MassMutual Growth Opportunities Fund, Class I (a) (b)	59,557	425,834
MassMutual International Equity Fund, Class I (a)	148,176	1,250,609
MassMutual Mid Cap Growth Fund, Class I (a)	30,146	621,921
MassMutual Mid Cap Value Fund, Class I (a)	52,846	625,699
MassMutual Overseas Fund, Class I (a)	241,650	2,121,690
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	19,313	302,055
MassMutual Small Cap Value Equity Fund, Class I (a)	46,482	396,030
MassMutual Strategic Emerging Markets Fund, Class I (a)	151,128	1,552,088
MM Equity Asset Fund, Class I (a)	859,217	7,243,202
Vanguard Developed Markets Index Fund, Admiral Shares	208,751	3,306,608
Vanguard Mid-Cap Index Fund, Admiral Shares	2,013	603,624
Vanguard Real Estate Index Fund, Admiral Shares	4,884	580,266
Vanguard Small-Cap Index Fund, Admiral Shares	3,156	330,072
		26,844,333
Fixed Income Funds — 60.1%
JPMorgan Emerging Markets Debt Fund, Class R6	195,722	1,195,864
JPMorgan U.S. Government Money Market Fund, Class IM	3,394,172	3,394,172
MassMutual Core Bond Fund, Class I (a)	1,597,718	14,251,648
MassMutual High Yield Fund, Class I (a)	573,575	4,525,508
MassMutual Inflation-Protected and Income Fund, Class I (a)	367,204	3,385,619
MassMutual Strategic Bond Fund, Class I (a)	566,253	4,733,873
MassMutual Total Return Bond Fund, Class I (a)	576,768	4,758,333
Vanguard Total Bond Market Index Fund, Admiral Shares	423,172	4,011,671
		40,256,688

TOTAL MUTUAL FUNDS (Cost $66,404,120)		67,101,021

TOTAL LONG-TERM INVESTMENTS (Cost $66,404,120)		67,101,021

TOTAL INVESTMENTS — 100.2% (Cost $66,404,120) (c)		67,101,021

Other Assets/(Liabilities) — (0.2)%		(100,924)

NET ASSETS — 100.0%		$67,000,097

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 40.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	83,940	$1,400,966
JPMorgan Large Cap Value Fund, Class R6	80,642	1,612,025
MassMutual Blue Chip Growth Fund, Class I (a)	96,633	2,330,792
MassMutual Diversified Value Fund, Class I (a)	110,429	1,367,116
MassMutual Equity Opportunities Fund, Class I (a)	210,415	3,797,983
MassMutual Fundamental Value Fund, Class I (a)	186,460	1,717,297
MassMutual Growth Opportunities Fund, Class I (a) (b)	98,015	700,809
MassMutual International Equity Fund, Class I (a)	252,430	2,130,508
MassMutual Mid Cap Growth Fund, Class I (a)	50,011	1,031,719
MassMutual Mid Cap Value Fund, Class I (a)	87,605	1,037,248
MassMutual Overseas Fund, Class I (a)	370,721	3,254,930
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	31,981	500,187
MassMutual Small Cap Value Equity Fund, Class I (a)	76,657	653,116
MassMutual Strategic Emerging Markets Fund, Class I (a)	256,187	2,631,041
MM Equity Asset Fund, Class I (a)	1,351,384	11,392,170
Vanguard Developed Markets Index Fund, Institutional Shares	327,742	5,197,982
Vanguard Mid-Cap Index Fund, Admiral Shares	3,166	949,434
Vanguard Real Estate Index Fund, Admiral Shares	7,681	912,695
Vanguard Small-Cap Index Fund, Admiral Shares	4,963	519,167
		43,137,185
Fixed Income Funds — 60.1%
JPMorgan Emerging Markets Debt Fund, Class R6	321,918	1,966,921
JPMorgan U.S. Government Money Market Fund, Class IM	5,607,335	5,607,335
MassMutual Core Bond Fund, Class I (a)	2,524,396	22,517,614
MassMutual High Yield Fund, Class I (a)	966,511	7,625,773
MassMutual Inflation-Protected and Income Fund, Class I (a)	615,577	5,675,616
MassMutual Strategic Bond Fund, Class I (a)	894,710	7,479,772
MassMutual Total Return Bond Fund, Class I (a)	911,310	7,518,309
Vanguard Total Bond Market Index Fund, Institutional Shares	666,951	6,322,696
		64,714,036

TOTAL MUTUAL FUNDS (Cost $106,717,090)		107,851,221

TOTAL LONG-TERM INVESTMENTS (Cost $106,717,090)		107,851,221

TOTAL INVESTMENTS — 100.1% (Cost $106,717,090) (c)		107,851,221

Other Assets/(Liabilities) — (0.1)%		(131,060)

NET ASSETS — 100.0%		$107,720,161

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 45.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	110,416	$1,842,836
JPMorgan Large Cap Value Fund, Class R6	105,473	2,108,404
MassMutual Blue Chip Growth Fund, Class I (a)	130,045	3,136,683
MassMutual Diversified Value Fund, Class I (a)	144,402	1,787,693
MassMutual Equity Opportunities Fund, Class I (a)	271,617	4,902,687
MassMutual Fundamental Value Fund, Class I (a)	250,868	2,310,490
MassMutual Growth Opportunities Fund, Class I (a) (b)	128,010	915,275
MassMutual International Equity Fund, Class I (a)	323,557	2,730,822
MassMutual Mid Cap Growth Fund, Class I (a)	64,526	1,331,176
MassMutual Mid Cap Value Fund, Class I (a)	113,646	1,345,564
MassMutual Overseas Fund, Class I (a)	511,338	4,489,547
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	41,558	649,971
MassMutual Small Cap Value Equity Fund, Class I (a)	99,598	848,575
MassMutual Strategic Emerging Markets Fund, Class I (a)	328,603	3,374,755
MM Equity Asset Fund, Class I (a)	1,816,611	15,314,031
Vanguard Developed Markets Index Fund, Institutional Shares	436,879	6,928,909
Vanguard Mid-Cap Index Fund, Admiral Shares	4,221	1,265,727
Vanguard Real Estate Index Fund, Admiral Shares	10,207	1,212,766
Vanguard Small-Cap Index Fund, Admiral Shares	6,616	692,080
		57,187,991
Fixed Income Funds — 54.8%
JPMorgan Emerging Markets Debt Fund, Class R6	339,268	2,072,929
JPMorgan U.S. Government Money Market Fund, Class IM	3,884,310	3,884,310
MassMutual Core Bond Fund, Class I (a)	2,894,290	25,817,067
MassMutual High Yield Fund, Class I (a)	1,002,963	7,913,379
MassMutual Inflation-Protected and Income Fund, Class I (a)	561,762	5,179,443
MassMutual Strategic Bond Fund, Class I (a)	1,026,848	8,584,452
MassMutual Total Return Bond Fund, Class I (a)	1,045,877	8,628,483
Vanguard Total Bond Market Index Fund, Institutional Shares	759,278	7,197,955
		69,278,018

TOTAL MUTUAL FUNDS (Cost $125,551,731)		126,466,009

TOTAL LONG-TERM INVESTMENTS (Cost $125,551,731)		126,466,009

TOTAL INVESTMENTS — 100.1% (Cost $125,551,731) (c)		126,466,009

Other Assets/(Liabilities) — (0.1)%		(87,756)

NET ASSETS — 100.0%		$126,378,253

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2030 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 58.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	287,405	$4,796,797
JPMorgan Large Cap Value Fund, Class R6	275,396	5,505,158
MassMutual Blue Chip Growth Fund, Class I (a)	337,088	8,130,554
MassMutual Diversified Value Fund, Class I (a)	374,850	4,640,639
MassMutual Equity Opportunities Fund, Class I (a)	701,496	12,662,003
MassMutual Fundamental Value Fund, Class I (a)	651,170	5,997,277
MassMutual Growth Opportunities Fund, Class I (a) (b)	331,199	2,368,071
MassMutual International Equity Fund, Class I (a)	841,700	7,103,950
MassMutual Mid Cap Growth Fund, Class I (a)	167,123	3,447,742
MassMutual Mid Cap Value Fund, Class I (a)	295,287	3,496,194
MassMutual Overseas Fund, Class I (a)	1,348,823	11,842,666
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	106,397	1,664,054
MassMutual Small Cap Value Equity Fund, Class I (a)	254,627	2,169,424
MassMutual Strategic Emerging Markets Fund, Class I (a)	857,228	8,803,734
MM Equity Asset Fund, Class I (a)	4,717,093	39,765,093
Vanguard Developed Markets Index Fund, Institutional Shares	1,110,063	17,605,604
Vanguard Mid-Cap Index Fund, Admiral Shares	10,674	3,200,725
Vanguard Real Estate Index Fund, Admiral Shares	25,725	3,056,699
Vanguard Small-Cap Index Fund, Admiral Shares	16,597	1,736,039
		147,992,423
Fixed Income Funds — 41.8%
JPMorgan Emerging Markets Debt Fund, Class R6	522,379	3,191,734
MassMutual Core Bond Fund, Class I (a)	5,022,941	44,804,634
MassMutual High Yield Fund, Class I (a)	1,536,897	12,126,118
MassMutual Inflation-Protected and Income Fund, Class I (a)	424,172	3,910,864
MassMutual Strategic Bond Fund, Class I (a)	1,782,242	14,899,542
MassMutual Total Return Bond Fund, Class I (a)	1,815,188	14,975,302
Vanguard Total Bond Market Index Fund, Institutional Shares	1,285,324	12,184,869
		106,093,063

TOTAL MUTUAL FUNDS (Cost $245,445,118)		254,085,486

TOTAL LONG-TERM INVESTMENTS (Cost $245,445,118)		254,085,486

TOTAL INVESTMENTS — 100.1% (Cost $245,445,118) (c)		254,085,486

Other Assets/(Liabilities) — (0.1)%		(229,781)

NET ASSETS — 100.0%		$253,855,705

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2035 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 70.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	393,530	$6,568,018
JPMorgan Large Cap Value Fund, Class R6	195,050	3,899,044
MassMutual Blue Chip Growth Fund, Class I (a)	377,701	9,110,147
MassMutual Diversified Value Fund, Class I (a)	265,739	3,289,846
MassMutual Equity Opportunities Fund, Class I (a)	310,438	5,603,399
MassMutual Fundamental Value Fund, Class I (a)	425,695	3,920,647
MassMutual Growth Opportunities Fund, Class I (a) (b)	397,763	2,844,005
MassMutual International Equity Fund, Class I (a)	765,658	6,462,154
MassMutual Mid Cap Growth Fund, Class I (a)	119,491	2,465,090
MassMutual Mid Cap Value Fund, Class I (a)	209,452	2,479,913
MassMutual Overseas Fund, Class I (a)	1,181,055	10,369,666
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	75,758	1,184,856
MassMutual Small Cap Value Equity Fund, Class I (a)	181,507	1,546,440
MassMutual Strategic Emerging Markets Fund, Class I (a)	331,176	3,401,175
MM Equity Asset Fund, Class I (a)	3,521,786	29,688,654
Vanguard Developed Markets Index Fund, Institutional Shares	638,677	10,129,413
Vanguard Mid-Cap Index Fund, Admiral Shares	7,901	2,369,062
Vanguard Real Estate Index Fund, Admiral Shares	19,106	2,270,182
Vanguard Small-Cap Index Fund, Admiral Shares	12,176	1,273,593
		108,875,304
Fixed Income Funds — 29.5%
JPMorgan Emerging Markets Debt Fund, Class R6	218,816	1,336,963
MassMutual Core Bond Fund, Class I (a)	875,858	7,812,650
MassMutual High Yield Fund, Class I (a)	647,743	5,110,694
MassMutual Strategic Bond Fund, Class I (a)	1,731,148	14,472,396
MassMutual Total Return Bond Fund, Class I (a)	1,762,857	14,543,569
Vanguard Total Bond Market Index Fund, Admiral Shares	222,896	2,113,050
		45,389,322

TOTAL MUTUAL FUNDS (Cost $148,166,465)		154,264,626

TOTAL LONG-TERM INVESTMENTS (Cost $148,166,465)		154,264,626

TOTAL INVESTMENTS — 100.1% (Cost $148,166,465) (c)		154,264,626

Other Assets/(Liabilities) — (0.1)%		(114,443)

NET ASSETS — 100.0%		$154,150,183

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2040 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 80.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	588,605	$9,823,813
JPMorgan Large Cap Value Fund, Class R6	287,986	5,756,843
MassMutual Blue Chip Growth Fund, Class I (a)	546,191	13,174,128
MassMutual Diversified Value Fund, Class I (a)	394,322	4,881,711
MassMutual Equity Opportunities Fund, Class I (a)	459,956	8,302,210
MassMutual Fundamental Value Fund, Class I (a)	614,668	5,661,094
MassMutual Growth Opportunities Fund, Class I (a) (b)	588,979	4,211,198
MassMutual International Equity Fund, Class I (a)	1,144,897	9,662,927
MassMutual Mid Cap Growth Fund, Class I (a)	178,513	3,682,720
MassMutual Mid Cap Value Fund, Class I (a)	312,663	3,701,930
MassMutual Overseas Fund, Class I (a)	1,697,431	14,903,446
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	113,069	1,768,394
MassMutual Small Cap Value Equity Fund, Class I (a)	271,494	2,313,131
MassMutual Strategic Emerging Markets Fund, Class I (a)	483,069	4,961,114
MM Equity Asset Fund, Class I (a)	5,091,191	42,918,742
Vanguard Developed Markets Index Fund, Institutional Shares	912,465	14,471,702
Vanguard Mid-Cap Index Fund, Admiral Shares	11,330	3,397,489
Vanguard Real Estate Index Fund, Admiral Shares	27,586	3,277,816
Vanguard Small-Cap Index Fund, Admiral Shares	17,507	1,831,208
		158,701,616
Fixed Income Funds — 19.7%
JPMorgan Emerging Markets Debt Fund, Class R6	193,488	1,182,211
MassMutual Core Bond Fund, Class I (a)	747,434	6,667,114
MassMutual High Yield Fund, Class I (a)	561,848	4,432,983
MassMutual Strategic Bond Fund, Class I (a)	1,478,619	12,361,255
MassMutual Total Return Bond Fund, Class I (a)	1,505,004	12,416,284
Vanguard Total Bond Market Index Fund, Admiral Shares	187,068	1,773,404
		38,833,251

TOTAL MUTUAL FUNDS (Cost $183,619,670)		197,534,867

TOTAL LONG-TERM INVESTMENTS (Cost $183,619,670)		197,534,867

TOTAL INVESTMENTS — 100.1% (Cost $183,619,670) (c)		197,534,867

Other Assets/(Liabilities) — (0.1)%		(150,241)

NET ASSETS — 100.0%		$197,384,626

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2045 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 88.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	385,089	$6,427,129
JPMorgan Large Cap Value Fund, Class R6	189,428	3,786,661
MassMutual Blue Chip Growth Fund, Class I (a)	367,263	8,858,380
MassMutual Diversified Value Fund, Class I (a)	259,276	3,209,840
MassMutual Equity Opportunities Fund, Class I (a)	301,988	5,450,881
MassMutual Fundamental Value Fund, Class I (a)	412,720	3,801,150
MassMutual Growth Opportunities Fund, Class I (a) (b)	386,706	2,764,946
MassMutual International Equity Fund, Class I (a)	743,560	6,275,647
MassMutual Mid Cap Growth Fund, Class I (a)	116,954	2,412,754
MassMutual Mid Cap Value Fund, Class I (a)	204,920	2,426,258
MassMutual Overseas Fund, Class I (a)	1,140,006	10,009,249
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	74,252	1,161,304
MassMutual Small Cap Value Equity Fund, Class I (a)	177,817	1,515,003
MassMutual Strategic Emerging Markets Fund, Class I (a)	319,585	3,282,139
MM Equity Asset Fund, Class I (a)	3,424,708	28,870,293
Vanguard Developed Markets Index Fund, Institutional Shares	621,950	9,864,121
Vanguard Mid-Cap Index Fund, Admiral Shares	7,728	2,317,421
Vanguard Real Estate Index Fund, Admiral Shares	18,754	2,228,362
Vanguard Small-Cap Index Fund, Admiral Shares	11,873	1,241,911
		105,903,449
Fixed Income Funds — 12.1%
JPMorgan Emerging Markets Debt Fund, Class R6	71,773	438,536
MassMutual Core Bond Fund, Class I (a)	281,227	2,508,547
MassMutual High Yield Fund, Class I (a)	207,464	1,636,893
MassMutual Strategic Bond Fund, Class I (a)	555,812	4,646,588
MassMutual Total Return Bond Fund, Class I (a)	566,068	4,670,059
Vanguard Total Bond Market Index Fund, Admiral Shares	71,772	680,403
		14,581,026

TOTAL MUTUAL FUNDS (Cost $111,897,213)		120,484,475

TOTAL LONG-TERM INVESTMENTS (Cost $111,897,213)		120,484,475

TOTAL INVESTMENTS — 100.1% (Cost $111,897,213) (c)		120,484,475

Other Assets/(Liabilities) — (0.1)%		(85,234)

NET ASSETS — 100.0%		$120,399,241

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2050 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	515,082	$8,596,716
JPMorgan Large Cap Value Fund, Class R6	251,043	5,018,345
MassMutual Blue Chip Growth Fund, Class I (a)	486,417	11,732,375
MassMutual Diversified Value Fund, Class I (a)	344,628	4,266,489
MassMutual Equity Opportunities Fund, Class I (a)	401,031	7,238,605
MassMutual Fundamental Value Fund, Class I (a)	548,177	5,048,713
MassMutual Growth Opportunities Fund, Class I (a) (b)	514,830	3,681,037
MassMutual International Equity Fund, Class I (a)	1,003,005	8,465,366
MassMutual Mid Cap Growth Fund, Class I (a)	155,692	3,211,930
MassMutual Mid Cap Value Fund, Class I (a)	272,634	3,227,984
MassMutual Overseas Fund, Class I (a)	1,538,675	13,509,562
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	98,743	1,544,335
MassMutual Small Cap Value Equity Fund, Class I (a)	236,523	2,015,172
MassMutual Strategic Emerging Markets Fund, Class I (a)	428,752	4,403,281
MM Equity Asset Fund, Class I (a)	4,537,450	38,250,702
Vanguard Developed Markets Index Fund, Institutional Shares	782,806	12,415,301
Vanguard Mid-Cap Index Fund, Admiral Shares	9,727	2,916,823
Vanguard Real Estate Index Fund, Admiral Shares	23,687	2,814,516
Vanguard Small-Cap Index Fund, Admiral Shares	14,944	1,563,163
		139,920,415
Fixed Income Funds — 8.0%
JPMorgan Emerging Markets Debt Fund, Class R6	61,314	374,630
MassMutual Core Bond Fund, Class I (a)	232,440	2,073,362
MassMutual High Yield Fund, Class I (a)	174,571	1,377,364
MassMutual Strategic Bond Fund, Class I (a)	459,579	3,842,081
MassMutual Total Return Bond Fund, Class I (a)	467,780	3,859,188
Vanguard Total Bond Market Index Fund, Admiral Shares	56,269	533,435
		12,060,060

TOTAL MUTUAL FUNDS (Cost $138,049,941)		151,980,475

TOTAL LONG-TERM INVESTMENTS (Cost $138,049,941)		151,980,475

TOTAL INVESTMENTS — 100.1% (Cost $138,049,941) (c)		151,980,475

Other Assets/(Liabilities) — (0.1)%		(100,482)

NET ASSETS — 100.0%		$151,879,993

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2055 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	225,690	$3,766,767
JPMorgan Large Cap Value Fund, Class R6	110,309	2,205,078
MassMutual Blue Chip Growth Fund, Class I (a)	218,851	5,278,684
MassMutual Diversified Value Fund, Class I (a)	150,683	1,865,451
MassMutual Equity Opportunities Fund, Class I (a)	176,187	3,180,167
MassMutual Fundamental Value Fund, Class I (a)	245,861	2,264,378
MassMutual Growth Opportunities Fund, Class I (a) (b)	225,037	1,609,015
MassMutual International Equity Fund, Class I (a)	431,200	3,639,328
MassMutual Mid Cap Growth Fund, Class I (a)	68,256	1,408,118
MassMutual Mid Cap Value Fund, Class I (a)	119,393	1,413,611
MassMutual Overseas Fund, Class I (a)	684,181	6,007,105
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	43,429	679,231
MassMutual Small Cap Value Equity Fund, Class I (a)	103,938	885,552
MassMutual Strategic Emerging Markets Fund, Class I (a)	191,066	1,962,250
MM Equity Asset Fund, Class I (a)	2,039,893	17,196,297
Vanguard Developed Markets Index Fund, Institutional Shares	366,250	5,808,717
Vanguard Mid-Cap Index Fund, Admiral Shares	4,551	1,364,689
Vanguard Real Estate Index Fund, Admiral Shares	11,083	1,316,870
Vanguard Small-Cap Index Fund, Admiral Shares	6,992	731,360
		62,582,668
Fixed Income Funds — 7.9%
JPMorgan Emerging Markets Debt Fund, Class R6	27,036	165,192
MassMutual Core Bond Fund, Class I (a)	103,905	926,835
MassMutual High Yield Fund, Class I (a)	76,940	607,060
MassMutual Strategic Bond Fund, Class I (a)	205,385	1,717,020
MassMutual Total Return Bond Fund, Class I (a)	209,147	1,725,460
Vanguard Total Bond Market Index Fund, Admiral Shares	26,326	249,573
		5,391,140

TOTAL MUTUAL FUNDS (Cost $62,363,740)		67,973,808

TOTAL LONG-TERM INVESTMENTS (Cost $62,363,740)		67,973,808

TOTAL INVESTMENTS — 100.1% (Cost $62,363,740) (c)		67,973,808

Other Assets/(Liabilities) — (0.1)%		(54,036)

NET ASSETS — 100.0%		$67,919,772

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2060 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 92.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	88,920	$1,484,071
JPMorgan Large Cap Value Fund, Class R6	43,023	860,022
MassMutual Blue Chip Growth Fund, Class I (a)	84,995	2,050,074
MassMutual Diversified Value Fund, Class I (a)	59,008	730,517
MassMutual Equity Opportunities Fund, Class I (a)	68,323	1,233,228
MassMutual Fundamental Value Fund, Class I (a)	95,355	878,215
MassMutual Growth Opportunities Fund, Class I (a) (b)	88,562	633,218
MassMutual International Equity Fund, Class I (a)	170,827	1,441,776
MassMutual Mid Cap Growth Fund, Class I (a)	26,826	553,421
MassMutual Mid Cap Value Fund, Class I (a)	47,032	556,864
MassMutual Overseas Fund, Class I (a)	265,329	2,329,587
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	17,044	266,568
MassMutual Small Cap Value Equity Fund, Class I (a)	40,743	347,130
MassMutual Strategic Emerging Markets Fund, Class I (a)	74,762	767,809
MM Equity Asset Fund, Class I (a)	791,872	6,675,480
Vanguard Developed Markets Index Fund, Admiral Shares	138,800	2,198,597
Vanguard Mid-Cap Index Fund, Admiral Shares	1,722	516,255
Vanguard Real Estate Index Fund, Admiral Shares	4,193	498,206
Vanguard Small-Cap Index Fund, Admiral Shares	2,645	276,675
		24,297,713
Fixed Income Funds — 7.9%
JPMorgan Emerging Markets Debt Fund, Class R6	10,511	64,220
MassMutual Core Bond Fund, Class I (a)	40,361	360,022
MassMutual High Yield Fund, Class I (a)	29,811	235,207
MassMutual Strategic Bond Fund, Class I (a)	79,800	667,130
MassMutual Total Return Bond Fund, Class I (a)	81,250	670,309
Vanguard Total Bond Market Index Fund, Admiral Shares	9,959	94,409
		2,091,297

TOTAL MUTUAL FUNDS (Cost $23,986,187)		26,389,010

TOTAL LONG-TERM INVESTMENTS (Cost $23,986,187)		26,389,010

TOTAL INVESTMENTS — 100.1% (Cost $23,986,187) (c)		26,389,010

Other Assets/(Liabilities) — (0.1)%		(16,007)

NET ASSETS — 100.0%		$26,373,003

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2065 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 94.9%

Equity Funds — 87.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,204	$70,171
JPMorgan Large Cap Value Fund, Class R6	1,981	39,599
MassMutual Blue Chip Growth Fund, Class I (a)	3,786	91,314
MassMutual Diversified Value Fund, Class I (a)	2,716	33,621
MassMutual Equity Opportunities Fund, Class I (a)	3,150	56,857
MassMutual Fundamental Value Fund, Class I (a)	4,295	39,561
MassMutual Growth Opportunities Fund, Class I (a) (b)	4,047	28,939
MassMutual International Equity Fund, Class I (a)	8,247	69,607
MassMutual Mid Cap Growth Fund, Class I (a)	1,234	25,463
MassMutual Mid Cap Value Fund, Class I (a)	2,156	25,528
MassMutual Overseas Fund, Class I (a)	12,541	110,113
MassMutual Small Cap Growth Equity Fund, Class I (a) (b)	779	12,190
MassMutual Small Cap Value Equity Fund, Class I (a)	1,877	15,996
MassMutual Strategic Emerging Markets Fund, Class I (a)	3,554	36,501
MM Equity Asset Fund, Class I (a)	35,371	298,180
Vanguard Developed Markets Index Fund, Admiral Shares	4,982	78,908
Vanguard Mid-Cap Index Fund, Admiral Shares	62	18,529
Vanguard Real Estate Index Fund, Admiral Shares	151	17,884
Vanguard Small-Cap Index Fund, Admiral Shares	95	9,930
		1,078,891
Fixed Income Funds — 7.5%
JPMorgan Emerging Markets Debt Fund, Class R6	478	2,919
MassMutual Core Bond Fund, Class I (a)	1,801	16,062
MassMutual High Yield Fund, Class I (a)	1,356	10,699
MassMutual Strategic Bond Fund, Class I (a)	3,568	29,826
MassMutual Total Return Bond Fund, Class I (a)	3,629	29,940
Vanguard Total Bond Market Index Fund, Admiral Shares	357	3,388
		92,834

TOTAL MUTUAL FUNDS (Cost $1,078,250)		1,171,725

TOTAL LONG-TERM INVESTMENTS (Cost $1,078,250)		1,171,725

TOTAL INVESTMENTS — 94.9% (Cost $1,078,250) (c)		1,171,725

Other Assets/(Liabilities) — 5.1%		62,547

NET ASSETS — 100.0%		$1,234,272

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MM Equity Asset Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.9%

COMMON STOCK — 101.9%
Communication Services — 8.8%
Alphabet, Inc. Class A	41,879	$7,628,260
Alphabet, Inc. Class C	31,090	5,702,528
Charter Communications, Inc. Class A (a)	2,162	646,351
Comcast Corp. Class A	58,499	2,290,821
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,495	232,464
Meta Platforms, Inc. Class A	17,887	9,018,983
Netflix, Inc. (a)	1,103	744,393
T-Mobile US, Inc.	5,934	1,045,452
Warner Music Group Corp. Class A	12,023	368,505
		27,677,757
Consumer Discretionary — 11.7%
Amazon.com, Inc. (a)	73,202	14,146,287
Aptiv PLC (a)	6,175	434,844
AutoNation, Inc. (a)	422	67,258
AutoZone, Inc. (a)	788	2,335,711
Best Buy Co., Inc.	8,273	697,331
Booking Holdings, Inc.	527	2,087,711
Burlington Stores, Inc. (a)	3,115	747,600
Chipotle Mexican Grill, Inc. (a)	26,100	1,635,165
Expedia Group, Inc. (a)	6,411	807,722
Hilton Worldwide Holdings, Inc.	4,091	892,656
Lennar Corp. Class A	2,812	421,434
LKQ Corp.	4,848	201,628
Lowe's Cos., Inc.	13,497	2,975,549
McDonald's Corp.	5,656	1,441,375
O'Reilly Automotive, Inc. (a)	486	513,245
Ross Stores, Inc.	7,537	1,095,277
Royal Caribbean Cruises Ltd. (a)	7,361	1,173,564
Tesla, Inc. (a)	16,149	3,195,564
TJX Cos., Inc.	3,692	406,489
Toll Brothers, Inc.	2,957	340,587
Yum! Brands, Inc.	11,452	1,516,932
		37,133,929
Consumer Staples — 4.8%
Altria Group, Inc.	9,515	433,408
Church & Dwight Co., Inc.	3,569	370,034
Coca-Cola Co.	49,366	3,142,146
Costco Wholesale Corp.	3,272	2,781,167
Estee Lauder Cos., Inc. Class A	2,770	294,728
Kenvue, Inc.	34,818	632,991
Mondelez International, Inc. Class A	37,869	2,478,147
Monster Beverage Corp. (a)	18,062	902,197
PepsiCo, Inc.	12,126	1,999,941

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	8,593	$870,729
Procter & Gamble Co.	7,853	1,295,117
		15,200,605
Energy — 3.8%
Baker Hughes Co.	12,281	431,923
Chevron Corp.	3,566	557,794
ConocoPhillips	18,006	2,059,526
Diamondback Energy, Inc.	7,075	1,416,344
EOG Resources, Inc.	15,635	1,967,977
Exxon Mobil Corp.	47,696	5,490,764
		11,924,328
Financials — 12.7%
Aflac, Inc.	10,420	930,610
Ameriprise Financial, Inc.	914	390,452
Aon PLC Class A	1,082	317,654
Bank of America Corp.	93,154	3,704,735
Berkshire Hathaway, Inc. Class B (a)	10,410	4,234,788
Block, Inc. (a)	3,346	215,784
Charles Schwab Corp.	17,191	1,266,805
Citigroup, Inc.	6,458	409,825
CME Group, Inc.	7,979	1,568,671
Corpay, Inc. (a)	4,080	1,086,953
Fidelity National Information Services, Inc.	13,073	985,181
Fifth Third Bancorp	34,994	1,276,931
Goldman Sachs Group, Inc.	4,284	1,937,739
Intercontinental Exchange, Inc.	9,411	1,288,272
Mastercard, Inc. Class A	10,961	4,835,555
MetLife, Inc.	12,497	877,164
Principal Financial Group, Inc.	8,043	630,973
Progressive Corp.	9,691	2,012,918
State Street Corp.	15,179	1,123,246
Travelers Cos., Inc.	8,622	1,753,197
Truist Financial Corp.	41,788	1,623,464
US Bancorp	27,085	1,075,274
Visa, Inc. Class A	13,618	3,574,316
Wells Fargo & Co.	48,265	2,866,458
		39,986,965
Health Care — 12.0%
AbbVie, Inc.	22,132	3,796,081
Baxter International, Inc.	6,166	206,253
Becton Dickinson & Co.	1,690	394,970
Biogen, Inc. (a)	2,500	579,550
BioMarin Pharmaceutical, Inc. (a)	1,615	132,963
Boston Scientific Corp. (a)	22,425	1,726,949
Bristol-Myers Squibb Co.	40,176	1,668,509
Danaher Corp.	7,131	1,781,680
Dexcom, Inc. (a)	2,678	303,632
Elevance Health, Inc.	2,722	1,474,943
Eli Lilly & Co.	4,984	4,512,414
HCA Healthcare, Inc.	1,122	360,476
Humana, Inc.	2,114	789,896
Johnson & Johnson	12,475	1,823,346
McKesson Corp.	913	533,229

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Medtronic PLC	18,345	$1,443,935
Merck & Co., Inc.	15,021	1,859,600
Neurocrine Biosciences, Inc. (a)	2,129	293,099
Regeneron Pharmaceuticals, Inc. (a)	1,954	2,053,713
Sarepta Therapeutics, Inc. (a)	1,035	163,530
Stryker Corp.	7,096	2,414,414
Thermo Fisher Scientific, Inc.	4,807	2,658,271
Town Health International Medical Group Ltd.	62,000	2,223
UnitedHealth Group, Inc.	9,530	4,853,248
Vertex Pharmaceuticals, Inc. (a)	4,281	2,006,590
		37,833,514
Industrials — 8.8%
AMETEK, Inc.	1,201	200,219
Carrier Global Corp.	20,922	1,319,760
Cintas Corp.	602	421,557
CSX Corp.	34,212	1,144,391
Deere & Co.	6,097	2,278,022
Delta Air Lines, Inc.	10,059	477,199
Eaton Corp. PLC	5,798	1,817,963
FedEx Corp.	3,912	1,172,974
Honeywell International, Inc.	15,146	3,234,277
Howmet Aerospace, Inc.	17,687	1,373,042
Ingersoll Rand, Inc.	5,928	538,499
Leidos Holdings, Inc.	7,270	1,060,548
Masco Corp.	10,744	716,302
Northrop Grumman Corp.	986	429,847
Otis Worldwide Corp.	17,318	1,667,031
RTX Corp.	3,782	379,675
Textron, Inc.	12,569	1,079,174
Trane Technologies PLC	8,116	2,669,596
TransDigm Group, Inc.	436	557,038
Uber Technologies, Inc. (a)	27,663	2,010,547
Union Pacific Corp.	3,317	750,504
United Parcel Service, Inc. Class B	14,008	1,916,995
United Rentals, Inc.	936	605,339
		27,820,499
Information Technology — 32.9%
Accenture PLC Class A	5,389	1,635,076
Adobe, Inc. (a)	1,059	588,317
Advanced Micro Devices, Inc. (a)	14,846	2,408,170
Analog Devices, Inc.	11,903	2,716,979
Apple, Inc.	105,614	22,244,421
Broadcom, Inc.	1,887	3,029,635
Cadence Design Systems, Inc. (a)	1,910	587,802
Cognizant Technology Solutions Corp. Class A	19,348	1,315,664
Corning, Inc.	6,867	266,783
Hewlett Packard Enterprise Co.	32,603	690,205
Intuit, Inc.	3,469	2,279,861
Lam Research Corp.	1,031	1,097,860
Micron Technology, Inc.	14,780	1,944,013
Microsoft Corp.	57,637	25,760,857
Motorola Solutions, Inc.	1,172	452,451
NVIDIA Corp.	184,617	22,807,584
NXP Semiconductors NV	10,568	2,843,743
Qorvo, Inc. (a)	2,839	329,438

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce, Inc.	10,509	$2,701,864
Seagate Technology Holdings PLC	15,592	1,610,186
ServiceNow, Inc. (a)	3,655	2,875,279
TE Connectivity Ltd.	2,155	324,177
Texas Instruments, Inc.	15,186	2,954,133
Western Digital Corp. (a)	4,009	303,762
		103,768,260
Materials — 2.1%
Dow, Inc.	26,878	1,425,878
Eastman Chemical Co.	3,201	313,602
Linde PLC (LIN US)	6,288	2,759,237
LyondellBasell Industries NV Class A	8,376	801,248
Martin Marietta Materials, Inc.	778	421,521
Nucor Corp.	2,534	400,575
PPG Industries, Inc.	3,353	422,109
		6,544,170
Real Estate — 2.0%
Digital Realty Trust, Inc.	7,686	1,168,656
Equity LifeStyle Properties, Inc.	10,440	679,957
Prologis, Inc.	16,295	1,830,091
SBA Communications Corp.	4,860	954,018
Ventas, Inc.	21,335	1,093,632
Welltower, Inc.	6,906	719,951
		6,446,305
Utilities — 2.3%
CMS Energy Corp.	11,437	680,845
NextEra Energy, Inc.	31,436	2,225,983
NRG Energy, Inc.	1,603	124,810
PG&E Corp.	86,764	1,514,899
Southern Co.	34,288	2,659,720
Vistra Corp.	2,380	204,632
		7,410,889

TOTAL COMMON STOCK (Cost $221,422,543)		321,747,221

TOTAL EQUITIES (Cost $221,422,543)		321,747,221

RIGHTS — 0.0%
Health Care — 0.0%
Tobira Therapeutics Inc., CVR (a) (b) (c)	505	—

TOTAL RIGHTS (Cost $30)		—

TOTAL LONG-TERM INVESTMENTS (Cost $221,422,573)		321,747,221

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$1,891,240	$1,891,240

TOTAL SHORT-TERM INVESTMENTS (Cost $1,891,240)		1,891,240

TOTAL INVESTMENTS — 102.5% (Cost $223,313,813) (e)		323,638,461

Other Assets/(Liabilities) — (2.5)%		(7,958,819)

NET ASSETS — 100.0%		$315,679,642

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Maturity value of $1,891,492. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,929,235.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/20/24	7	$1,926,027	$6,498

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.3%

BANK LOANS — 1.5%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.500%
6.944% VRN 2/05/27	$305,000	$304,366
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan K, 3 mo. USD Term SOFR + 2.750%
8.085% VRN 3/22/30	117,704	117,892
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.336% VRN 4/20/28	68,000	70,160
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 5.250%
10.744% VRN 6/21/27	61,895	63,098
		133,258
Building Materials — 0.0%
Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.799% VRN 1/12/29	155,000	155,969
Commercial Services — 0.1%
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.335% VRN 1/31/31	220,000	219,969
Diversified Financial Services — 0.1%
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 7/29/30	421,003	422,055
Electric — 0.1%
NRG Energy, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 4/16/31	329,175	329,010
Vistra Zero Operating Company LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 4/30/31	39,900	40,060
		369,070
Entertainment — 0.1%
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750%
8.097% VRN 2/06/31	65,000	64,939
Delta 2 (LUX) SARL, 2022 Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.585% VRN 1/15/30	240,000	240,350

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.336% VRN 4/29/26	$263,786	$264,266
		569,555
Environmental Controls — 0.1%
Filtration Group Corp., 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 10/21/28	390,335	391,982
Health Care - Products — 0.0%
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 10/23/28	194,072	194,332
Health Care - Services — 0.2%
ICON Luxembourg SARL, 2024 LUX Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.335% VRN 7/03/28	8,910	8,936
IQVIA, Inc., 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.000%
7.335% VRN 1/02/31	1,139,275	1,143,012
PRA Health Sciences, Inc., 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.335% VRN 7/03/28	2,255	2,261
		1,154,209
Insurance — 0.3%
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 2/14/31	224,438	224,889
Asurion LLC
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250%
9.694% VRN 8/19/28	148,528	147,249
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.250%
10.708% VRN 1/31/28	15,338	14,229
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
10.708% VRN 1/20/29	150,000	137,953
HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.575% VRN 6/20/30	407,014	407,726
Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.250%
8.585% VRN 5/06/31	390,000	390,347
		1,322,393
Internet — 0.0%
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500%
6.944% VRN 9/10/27	120,250	120,062
Investment Companies — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 1/27/31	135,145	135,174
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
7.095% VRN 11/08/30	440,000	440,304

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.0%
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 12/01/27	$204,212	$204,433
Software — 0.3%
Applied Systems, Inc.
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500%
8.835% VRN 2/24/31	478,611	481,846
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.250%
10.585% VRN 2/23/32	5,000	5,163
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.944% VRN 12/11/28	96,384	96,246
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 2/15/29	96,113	95,693
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.344% VRN 12/29/28	114,330	114,431
Epicor Software Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.578% VRN 5/23/31 (a)	233,394	234,236
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.576% VRN 2/10/31	611,898	613,886
		1,641,501

TOTAL BANK LOANS (Cost $7,889,898)		7,896,524

CORPORATE DEBT — 26.5%
Advertising — 0.0%
Interpublic Group of Cos., Inc.
4.650% 10/01/28	183,000	178,974
Aerospace & Defense — 0.4%
BAE Systems PLC
5.300% 3/26/34 (b)	305,000	302,196
Boeing Co.
3.250% 2/01/28	84,000	76,927
3.750% 2/01/50	122,000	79,832
5.040% 5/01/27	536,000	524,190
6.388% 5/01/31 (b)	209,000	212,774
6.528% 5/01/34 (b)	476,000	487,376
TransDigm, Inc.
6.875% 12/15/30 (b)	126,000	128,627
7.125% 12/01/31 (b)	220,000	226,683
		2,038,605
Agriculture — 0.2%
BAT Capital Corp.
2.259% 3/25/28	131,000	117,372
6.000% 2/20/34	212,000	214,468
6.343% 8/02/30	73,000	76,105
7.079% 8/02/43	183,000	192,838
7.081% 8/02/53	395,000	420,026

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Philip Morris International, Inc.
5.125% 2/15/30	$238,000	$237,144
		1,257,953
Apparel — 0.1%
VF Corp.
4.125% 3/07/26 EUR (c)	112,000	118,515
4.250% 3/07/29 EUR (c)	115,000	118,416
2.950% 4/23/30 (d)	390,000	323,722
		560,653
Auto Manufacturers — 0.7%
American Honda Finance Corp.
0.750% 11/25/26 GBP (c)	130,000	149,370
1.950% 10/18/24 EUR (c)	200,000	212,938
Daimler Truck Finance North America LLC
5.375% 1/18/34 (b)	150,000	148,479
Ford Motor Co.
9.625% 4/22/30	136,000	158,241
Ford Motor Credit Co. LLC
4.867% 8/03/27 EUR (c)	271,000	297,574
4.950% 5/28/27	265,000	258,670
5.125% 2/20/29 EUR (c)	110,000	122,304
6.798% 11/07/28	200,000	206,659
7.122% 11/07/33	200,000	211,335
7.350% 11/04/27	200,000	208,399
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (b) (c)	150,000	153,480
5.550% 7/15/29	306,000	305,989
5.800% 6/23/28	152,000	153,862
Hyundai Capital America
5.350% 3/19/29 (b)	136,000	135,786
5.400% 1/08/31 (b)	76,000	75,499
5.500% 3/30/26 (b)	115,000	114,879
6.500% 1/16/29 (b)	157,000	163,946
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 mo. USD SOFR + 6.028%
11.310% FRN 10/15/26 (b)	220,000	221,924
Volkswagen Bank GmbH
4.375% 5/03/28 EUR (b) (c)	100,000	109,297
Volkswagen Financial Services AG
0.375% 2/12/30 EUR (b) (c)	140,000	124,657
Volkswagen Leasing GmbH
1.625% 8/15/25 EUR (b) (c)	150,000	156,999
		3,690,287
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.
6.750% 5/15/28 (b)	123,000	124,483
Dana Financing Luxembourg SARL
8.500% 7/15/31 EUR (b) (c)	100,000	116,587
ZF North America Capital, Inc.
7.125% 4/14/30 (b)	150,000	155,305
6.750% 4/23/30 (b)	150,000	152,766

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.875% 4/23/32 (b)	$150,000	$155,078
		704,219
Banks — 6.2%
Banca Transilvania SA 1 yr. EURIBOR ICE Swap + 5.580%
8.875% VRN 4/27/27 EUR (b) (c)	300,000	338,634
Banco Bilbao Vizcaya Argentaria SA 5 yr. EURIBOR ICE Swap + 2.800%
5.750% VRN 9/15/33 EUR (b) (c)	100,000	111,704
Banco Comercial Portugues SA 3 mo. EURIBOR + 2.000%
1.750% VRN 4/07/28 EUR (b) (c)	100,000	100,937
Banco de Sabadell SA
1 yr. EURIBOR ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (b) (c)	200,000	196,898
1 yr. EUR Swap + 2.000% 5.000% VRN 6/07/29 EUR (b) (c)	100,000	111,808
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (b) (c)	100,000	111,649
Banco Santander SA
1.125% 1/17/25 EUR (b) (c)	200,000	211,067
2.746% 5/28/25	1,000,000	974,032
Bank of America Corp.
3 mo. EURIBOR + 0.890% 1.662% VRN 4/25/28 EUR (b) (c)	100,000	101,785
1 day USD SOFR + 1.530% 1.898% VRN 7/23/31	1,070,000	881,349
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32	361,000	295,524
3 mo. USD Term SOFR + 1.252% 2.496% VRN 2/13/31	1,475,000	1,274,915
1 day USD SOFR + 1.570% 5.819% VRN 9/15/29	1,130,000	1,153,656
Bank of New York Mellon Corp.
1 day USD SOFR + 1.418% 5.188% VRN 3/14/35	361,000	356,333
1 day USD SOFR + 1.845% 6.474% VRN 10/25/34	434,000	468,068
Banque Federative du Credit Mutuel SA
1.250% 5/26/27 EUR (b) (c)	100,000	100,289
3.125% 9/14/27 EUR (b) (c)	100,000	105,445
5.125% 1/13/33 EUR (b) (c)	100,000	111,645
Barclays PLC
1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (b) (c)	215,000	201,696
1 yr. EURIBOR ICE Swap + 0.850% 0.877% VRN 1/28/28 EUR (b) (c)	100,000	99,595
1 yr. CMT + 2.300% 5.304% VRN 8/09/26	202,000	200,661
1 yr. CMT + 2.650% 5.501% VRN 8/09/28	225,000	224,577
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30	395,000	396,059
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (b) (c)	125,000	162,794
BBVA Bancomer SA 5 yr. CMT + 2.650%
5.125% VRN 1/18/33 (b)	300,000	273,392
BNP Paribas SA 3 mo. EURIBOR + 1.800%
2.125% VRN 1/23/27 EUR (b) (c)	200,000	208,448
BPCE SA
0.250% 1/14/31 EUR (b) (c)	200,000	172,088
CaixaBank SA
3 mo. EURIBOR + 1.000% 0.750% VRN 5/26/28 EUR (b) (c)	100,000	98,774
3.750% 9/07/29 EUR (b) (c)	200,000	217,191
1 day USD SOFR + 2.260% 6.037% VRN 6/15/35 (b)	490,000	490,995
1 day USD SOFR + 2.700% 6.208% VRN 1/18/29 (b)	500,000	507,872
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (b) (c)	100,000	112,659
1 day USD SOFR + 2.080% 6.684% VRN 9/13/27 (b)	420,000	428,020
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	255,000	212,506
1 day USD SOFR + 2.842% 3.106% VRN 4/08/26	204,000	199,861
4.450% 9/29/27	119,000	115,993
1 day USD SOFR + 2.056% 5.827% VRN 2/13/35	1,373,000	1,358,704
Cooperatieve Rabobank UA
4.625% 5/23/29 GBP (b) (c)	150,000	181,635
Credit Agricole SA

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.875% 1/14/32 EUR (b) (c)	$200,000	$172,589
1.000% 9/16/24 EUR (b) (c)	200,000	212,892
Danske Bank AS
1 yr. EURIBOR ICE Swap + 0.880% 0.750% VRN 6/09/29 EUR (b) (c)	100,000	95,278
1 yr. EUR Swap + 0.850% 1.375% VRN 2/17/27 EUR (b) (c)	110,000	113,183
5 yr. EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	100,000	105,076
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	840,000	828,874
1 yr. EUR Swap + 1.350% 4.500% VRN 11/09/28 EUR (b) (c)	100,000	109,310
1 yr. CMT + 1.400% 5.705% VRN 3/01/30 (b)	335,000	335,934
Deutsche Bank AG 1 day USD SOFR + 2.581%
3.961% VRN 11/26/25	320,000	317,267
Fifth Third Bancorp
2.375% 1/28/25	76,000	74,520
2.550% 5/05/27	42,000	38,898
3.950% 3/14/28	131,000	125,044
1 day USD SOFR + 1.840% 5.631% VRN 1/29/32	128,000	126,885
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29	277,000	283,949
Goldman Sachs Group, Inc.
1.625% 7/27/26 EUR (b) (c)	140,000	144,341
1 day USD SOFR + 1.248% 2.383% VRN 7/21/32	433,000	355,593
1 day USD SOFR + 1.846% 3.615% VRN 3/15/28	467,000	446,534
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (b) (c)	85,000	100,851
3 mo. USD Term SOFR + 1.772% 3.691% VRN 6/05/28	162,000	154,973
1 day USD SOFR + 1.725% 4.482% VRN 8/23/28	442,000	431,973
HSBC Holdings PLC 3 mo. EURIBOR + 1.290%
4.752% VRN 3/10/28 EUR (b) (c)	140,000	153,557
Huntington National Bank 1 day USD SOFR + 1.215%
5.699% VRN 11/18/25	250,000	249,619
ING Groep NV
3 mo. EURIBOR + 0.700% 0.375% VRN 9/29/28 EUR (b) (c)	100,000	96,321
3 mo. EURIBOR + 0.850% 1.250% VRN 2/16/27 EUR (b) (c)	200,000	205,796
1 day USD SOFR + 2.090% 6.114% VRN 9/11/34	575,000	592,823
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (b) (c)	300,000	321,234
1.750% 7/04/29 EUR (b) (c)	100,000	97,702
JP Morgan Chase & Co.
3 mo. EURIBOR + 0.840% 1.638% VRN 5/18/28 EUR (b) (c)	100,000	101,487
3 mo. USD Term SOFR + 1.105% 1.764% VRN 11/19/31	811,000	659,705
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31	141,000	121,870
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	225,000	199,078
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	991,000	868,531
1 day USD SOFR + 1.190% 5.040% VRN 1/23/28	230,000	228,755
1 day USD SOFR + 1.620% 5.336% VRN 1/23/35	212,000	210,733
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (c)	65,000	48,857
4.700% 6/02/37 CAD (c)	75,000	56,374
Landsbankinn Hf.
0.375% 5/23/25 EUR (b) (c)	265,000	274,031
Morgan Stanley
3 mo. EURIBOR + 0.698% 0.406% VRN 10/29/27 EUR (c)	100,000	99,438
1 day USD SOFR + 0.858% 1.512% VRN 7/20/27	535,000	494,610
1 day USD SOFR + 1.730% 5.123% VRN 2/01/29	748,000	745,043
3 mo. EURIBOR + 1.954% 5.148% VRN 1/25/34 EUR (c)	100,000	116,126
1 day USD SOFR + 1.450% 5.173% VRN 1/16/30	357,000	356,115
Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (b) (c)	100,000	104,684
NatWest Group PLC 5 yr. EUR Swap + 1.270%
1.043% VRN 9/14/32 EUR (b) (c)	135,000	130,201

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OTP Bank Nyrt 3 mo. EURIBOR + 4.523%
7.350% VRN 3/04/26 EUR (b) (c)	$140,000	$152,214
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.342% 5.300% VRN 1/21/28	118,000	117,838
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	293,000	319,331
QNB Finance Ltd.
2.750% 2/12/27 (b)	200,000	187,659
4.875% 1/30/29 (b)	200,000	197,250
Royal Bank of Canada
4.125% 7/05/28 EUR (b) (c)	100,000	109,374
Santander Holdings USA, Inc.
1 day USD SOFR + 1.232% 6.124% VRN 5/31/27	105,000	105,434
1 day USD SOFR + 2.138% 6.342% VRN 5/31/35	520,000	518,508
Santander UK Group Holdings PLC
1 yr. EUR Swap + 0.800% 0.603% VRN 9/13/29 EUR (b) (c)	275,000	256,904
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	1,265,000	1,203,895
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (b) (c)	100,000	113,817
Shinhan Bank Co. Ltd.
4.500% 4/12/28 (b)	330,000	325,043
Societe Generale SA 1 yr. CMT + 1.500%
5.519% VRN 1/19/28 (b)	740,000	730,676
Standard Chartered PLC
1 yr. CMT + 1.000% 1.456% VRN 1/14/27 (b)	295,000	276,310
5 yr. EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (b) (c)	180,000	188,944
1 yr. CMT + 1.450% 5.905% VRN 5/14/35 (b)	615,000	609,581
Toronto-Dominion Bank
2.551% 8/03/27 EUR (b) (c)	100,000	103,856
UBS Group AG
1 day USD SOFR Index + 0.980% 1.305% VRN 2/02/27 (b)	340,000	316,982
1 yr. GBP Swap + 1.230% 2.125% VRN 9/12/25 GBP (b) (c)	250,000	313,818
1 yr. EUR Swap + 1.950% 2.875% VRN 4/02/32 EUR (b) (c)	185,000	185,257
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (b)	550,000	469,153
1 day USD SOFR + 3.920% 6.537% VRN 8/12/33 (b)	825,000	865,745
1 yr. EURIBOR ICE Swap + 4.950% 7.750% VRN 3/01/29 EUR (b) (c)	100,000	120,968
US Bancorp
1 day USD SOFR + 1.560% 5.384% VRN 1/23/30	157,000	157,421
1 day USD SOFR + 1.860% 5.678% VRN 1/23/35	599,000	601,297
Wells Fargo & Co.
3 mo. USD Term SOFR + 1.262% 2.572% VRN 2/11/31	914,000	791,040
1 day USD SOFR + 1.500% 5.198% VRN 1/23/30	467,000	465,039
		33,779,266
Beverages — 0.1%
Anheuser-Busch InBev SA
1.150% 1/22/27 EUR (b) (c)	100,000	101,548
1.650% 3/28/31 EUR (b) (c)	165,000	159,302
Anheuser-Busch InBev Worldwide, Inc.
5.550% 1/23/49	340,000	342,542
Carlsberg Breweries AS
0.375% 6/30/27 EUR (b) (c)	100,000	97,645
		701,037
Building Materials — 0.1%
Holcim Finance Luxembourg SA
2.250% 5/26/28 EUR (b) (c)	100,000	102,282
Owens Corning

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.700% 6/15/34	$215,000	$216,979
5.950% 6/15/54	220,000	221,758
		541,019
Chemicals — 0.2%
Braskem Netherlands Finance BV
4.500% 1/31/30 (b)	300,000	253,671
MEGlobal BV
2.625% 4/28/28 (b)	200,000	179,700
2.625% 4/28/28 (b)	200,000	179,700
Westlake Corp.
1.625% 7/17/29 EUR (c)	735,000	707,676
		1,320,747
Commercial Services — 0.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (b) (c)	100,000	107,350
Autostrade per l'Italia SpA
1.625% 1/25/28 EUR (b) (c)	100,000	98,738
2.000% 12/04/28 EUR (b) (c)	165,000	162,818
2.000% 1/15/30 EUR (b) (c)	625,000	599,344
Boost Newco Borrower LLC
7.500% 1/15/31 (b)	200,000	208,531
GTCR W Dutch Finance Sub BV
8.500% 1/15/31 GBP (b) (c)	100,000	135,455
Holding d'Infrastructures de Transport SASU
1.475% 1/18/31 EUR (b) (c)	200,000	182,974
Loxam SAS
6.375% 5/15/28 EUR (b) (c)	100,000	110,058
Transurban Finance Co. Pty. Ltd.
1.750% 3/29/28 EUR (b) (c)	100,000	100,220
3.000% 4/08/30 EUR (b) (c)	300,000	308,492
Verisure Holding AB
3.875% 7/15/26 EUR (b) (c)	100,000	105,756
Wolters Kluwer NV
1.500% 3/22/27 EUR (b) (c)	100,000	101,967
		2,221,703
Computers — 0.0%
Booz Allen Hamilton, Inc.
5.950% 8/04/33	162,000	167,090
Distribution & Wholesale — 0.0%
Ritchie Bros Holdings, Inc.
7.750% 3/15/31 (b)	15,000	15,665
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	570,000	489,753
5.100% 1/19/29	215,000	212,937
CA Auto Bank SpA
0.500% 9/13/24 EUR (b) (c)	160,000	170,166
4.750% 1/25/27 EUR (b) (c)	100,000	109,627
Capital One Financial Corp.
1.650% 6/12/29 EUR (c)	300,000	285,570
1 day USD SOFR + 1.337% 2.359% VRN 7/29/32	115,000	89,840
1 day USD SOFR + 1.790% 3.273% VRN 3/01/30	225,000	203,096

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 3/09/27	$178,000	$170,956
1 day USD SOFR + 2.160% 4.985% VRN 7/24/26	447,000	443,114
1 day USD SOFR + 2.600% 5.247% VRN 7/26/30	118,000	115,926
1 day USD SOFR + 1.905% 5.700% VRN 2/01/30	80,000	80,380
1 day USD SOFR + 2.260% 6.051% VRN 2/01/35	220,000	221,278
1 day USD SOFR + 3.070% 7.624% VRN 10/30/31	73,000	80,363
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (b) (c)	140,000	174,319
Intercontinental Exchange, Inc.
2.650% 9/15/40	110,000	76,181
Jane Street Group/JSG Finance, Inc.
7.125% 4/30/31 (b)	325,000	333,279
Jerrold Finco PLC
5.250% 1/15/27 GBP (b) (c)	100,000	122,618
Kane Bidco Ltd.
5.000% 2/15/27 EUR (b) (c)	225,000	237,930
London Stock Exchange Group PLC
1.750% 12/06/27 EUR (b) (c)	100,000	101,326
Lseg US Fin Corp.
5.297% 3/28/34 (b)	340,000	339,086
LSEGA Financing PLC
2.500% 4/06/31 (b)	435,000	366,754
Navient Corp.
9.375% 7/25/30	160,000	168,236
11.500% 3/15/31	130,000	143,185
OneMain Finance Corp.
9.000% 1/15/29	300,000	316,507
		5,052,427
Electric — 2.8%
American Electric Power Co., Inc.
5.200% 1/15/29	170,000	169,083
Appalachian Power Co.
5.650% 4/01/34	51,000	50,496
AusNet Services Holdings Pty. Ltd.
1.500% 2/26/27 EUR (b) (c)	100,000	101,431
Baltimore Gas & Electric Co.
5.400% 6/01/53	170,000	162,168
Constellation Energy Generation LLC
5.750% 3/15/54	330,000	319,811
DTE Energy Co.
4.875% 6/01/28	76,000	74,806
5.100% 3/01/29	544,000	539,549
Duke Energy Corp.
3.750% 4/01/31 EUR (c)	230,000	242,932
5.000% 8/15/52	447,000	388,323
6.100% 9/15/53	505,000	512,533
E.ON International Finance BV
6.250% 6/03/30 GBP (b) (c)	305,000	406,397
Edison International
6.950% 11/15/29	72,000	76,549
EDP - Energias de Portugal SA
2.875% 6/01/26 EUR (b) (c)	200,000	211,713
Electricite de France SA
6.125% 6/02/34 GBP (b) (c)	200,000	257,078
Enel Finance International NV
5.625% 8/14/24 GBP (b) (c)	150,000	189,599
Engie SA

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 4/10/29 (b)	$200,000	$199,398
5.625% 4/10/34 (b)	220,000	218,857
Eversource Energy
5.850% 4/15/31	311,000	314,880
5.950% 7/15/34	591,000	596,119
Exelon Corp.
5.450% 3/15/34	204,000	202,549
5.600% 3/15/53	612,000	587,975
FirstEnergy Corp.
2.250% 9/01/30	68,000	56,920
2.650% 3/01/30	368,000	319,884
3.400% 3/01/50	466,000	311,710
Georgia Power Co.
4.950% 5/17/33	382,000	372,454
5.250% 3/15/34	264,000	263,167
Indianapolis Power & Light Co.
5.700% 4/01/54 (b)	128,000	125,250
Interchile SA
4.500% 6/30/56 (b)	280,000	235,301
IPALCO Enterprises, Inc.
5.750% 4/01/34 (b)	220,000	218,361
MidAmerican Energy Co.
5.850% 9/15/54	149,000	152,577
National Grid Electricity Distribution East Midlands PLC
3.530% 9/20/28 EUR (b) (c)	100,000	106,506
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	369,000	302,519
Niagara Mohawk Power Corp.
5.664% 1/17/54 (b)	217,000	208,248
NRG Energy, Inc.
4.450% 6/15/29 (b)	144,000	135,970
Orsted AS
4.875% 1/12/32 GBP (b) (c)	150,000	185,815
Pacific Gas & Electric Co.
2.100% 8/01/27	325,000	293,239
2.500% 2/01/31	395,000	325,605
4.550% 7/01/30	514,000	487,091
5.800% 5/15/34	298,000	296,107
6.700% 4/01/53	123,000	127,989
6.750% 1/15/53	311,000	322,800
6.950% 3/15/34	225,000	242,263
PacifiCorp
5.300% 2/15/31	306,000	305,012
Palomino Funding Trust I
7.233% 5/17/28 (b)	290,000	304,384
RTE Reseau de Transport d'Electricite SADIR
0.750% 1/12/34 EUR (b) (c)	200,000	166,401
Sempra
3.400% 2/01/28	81,000	76,174
3.700% 4/01/29	123,000	115,200
Southern California Edison Co.
5.450% 6/01/31	110,000	110,786
5.700% 3/01/53	187,000	181,146
Southern Co.
5.200% 6/15/33	565,000	554,698
5.700% 3/15/34	502,000	510,377
Southwestern Public Service Co.
6.000% 6/01/54	130,000	129,620

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (b) (c)	$100,000	$104,840
Talen Energy Supply LLC
8.625% 6/01/30 (b)	300,000	319,867
Vistra Corp.
5 yr. CMT + 6.930% 8.000% VRN (b) (e)	355,000	358,018
5 yr. CMT + 5.045% 8.875% VRN (b) (e)	390,000	403,294
Vistra Operations Co. LLC
6.000% 4/15/34 (b)	141,000	141,337
6.950% 10/15/33 (b)	162,000	173,386
7.750% 10/15/31 (b)	215,000	223,899
		15,090,461
Engineering & Construction — 0.3%
ABB Finance BV
3.250% 1/16/27 EUR (b) (c)	100,000	107,300
3.375% 1/16/31 EUR (b) (c)	115,000	123,138
Avinor AS
0.750% 10/01/30 EUR (b) (c)	140,000	127,906
Cellnex Telecom SA
1.750% 10/23/30 EUR (b) (c)	800,000	751,239
Heathrow Funding Ltd.
2.750% 10/13/31 GBP (b) (c)	225,000	253,849
HTA Group Ltd.
7.500% 6/04/29 (b)	200,000	198,800
Sydney Airport Finance Co. Pty. Ltd.
4.375% 5/03/33 EUR (b) (c)	220,000	243,583
		1,805,815
Entertainment — 0.3%
Banijay Entertainment SASU
7.000% 5/01/29 EUR (b) (c)	100,000	111,647
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	155,000	158,361
Cirsa Finance International SARL
7.875% 7/31/28 EUR (b) (c)	120,000	135,904
Inter Media & Communication SpA
6.750% 2/09/27 EUR (b) (c)	145,000	152,958
Motion Finco SARL
7.375% 6/15/30 EUR (b) (c)	170,000	189,344
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.625% 5/01/32 (b)	190,000	193,085
Warnermedia Holdings, Inc.
3.755% 3/15/27	534,000	506,990
		1,448,289
Food — 0.2%
Bimbo Bakeries USA, Inc.
6.050% 1/15/29 (b)	225,000	231,261
6.400% 1/15/34 (b)	200,000	211,440
Mars, Inc.
4.750% 4/20/33 (b)	374,000	362,862
Mondelez International, Inc.
1.625% 3/08/27 EUR (c)	100,000	102,136

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tesco Corporate Treasury Services PLC
2.750% 4/27/30 GBP (b) (c)	$150,000	$168,265
		1,075,964
Forest Products & Paper — 0.0%
Mondi Finance Europe GmbH
2.375% 4/01/28 EUR (b) (c)	100,000	102,536
Gas — 0.1%
APA Infrastructure Ltd.
2.000% 3/22/27 EUR (b) (c)	100,000	102,222
3.500% 3/22/30 GBP (b) (c)	150,000	170,615
Boston Gas Co.
6.119% 7/20/53 (b)	131,000	129,489
NiSource, Inc.
5.250% 3/30/28	73,000	72,921
Snam SpA
0.875% 10/25/26 EUR (b) (c)	185,000	186,244
		661,491
Hand & Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA 3 mo. EURIBOR + 3.750%
7.652% FRN 4/15/29 EUR (b) (c)	100,000	107,888
Stanley Black & Decker, Inc.
2.750% 11/15/50	215,000	123,092
		230,980
Health Care - Products — 0.6%
Becton Dickinson Euro Finance SARL
1.213% 2/12/36 EUR (c)	100,000	80,659
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250% 4/01/29 (b)	287,000	290,248
Medtronic Global Holdings SCA
0.375% 10/15/28 EUR (c)	100,000	94,401
Revvity, Inc.
1.900% 9/15/28	348,000	304,430
2.250% 9/15/31	186,000	152,191
3.300% 9/15/29	191,000	173,836
Sartorius Finance BV
4.500% 9/14/32 EUR (b) (c)	200,000	220,089
4.875% 9/14/35 EUR (b) (c)	300,000	333,960
Solventum Corp.
5.400% 3/01/29 (b)	369,000	367,874
5.600% 3/23/34 (b)	450,000	441,979
5.900% 4/30/54 (b)	390,000	372,785
6.000% 5/15/64 (b)	390,000	369,912
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (c)	140,000	125,989
2.375% 4/15/32 EUR (c)	100,000	99,185
		3,427,538
Health Care - Services — 1.4%
Centene Corp.
2.450% 7/15/28	196,000	174,015
2.625% 8/01/31	267,000	219,265
3.375% 2/15/30	437,000	387,887

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 12/15/27	$81,000	$77,338
4.625% 12/15/29	824,000	779,360
Elevance Health, Inc.
5.125% 2/15/53	187,000	172,005
Fresenius SE & Co. KGaA
5.000% 11/28/29 EUR (b) (c)	100,000	112,813
HCA, Inc.
3.500% 9/01/30	509,000	459,137
Health Care Service Corp. A Mutual Legal Reserve Co.
5.200% 6/15/29 (b)	165,000	164,289
5.450% 6/15/34 (b)	215,000	212,484
5.875% 6/15/54 (b)	435,000	428,014
Humana, Inc.
4.875% 4/01/30	468,000	459,170
5.375% 4/15/31	353,000	351,126
5.750% 4/15/54	149,000	143,579
5.950% 3/15/34	220,000	224,895
Icon Investments Six DAC
5.849% 5/08/29	200,000	203,222
6.000% 5/08/34	200,000	204,314
IQVIA, Inc.
6.250% 2/01/29	322,000	330,949
Sutter Health
5.164% 8/15/33	119,000	119,317
UnitedHealth Group, Inc.
4.500% 4/15/33	356,000	340,226
5.000% 4/15/34	531,000	524,101
5.050% 4/15/53	728,000	674,303
5.875% 2/15/53	625,000	649,083
		7,410,892
Holding Company - Diversified — 0.0%
ProGroup AG
5.375% 4/15/31 EUR (b) (c)	70,000	74,427
Home Furnishing — 0.0%
Electrolux AB
4.500% 9/29/28 EUR (b) (c)	100,000	108,821
Household Products & Wares — 0.0%
Reckitt Benckiser Treasury Services PLC
3.875% 9/14/33 EUR (b) (c)	145,000	156,032
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	295,000	295,468
7.000% 1/15/31 (b)	70,000	70,716
Allianz SE 10 yr. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (b) (c) (e)	200,000	213,129
AmWINS Group, Inc.
6.375% 2/15/29 (b)	150,000	150,409
Aon Corp.
2.800% 5/15/30	123,000	107,810
Arthur J Gallagher & Co.
5.750% 7/15/54	70,000	67,974
6.750% 2/15/54	205,000	225,709
Athene Global Funding
0.832% 1/08/27 EUR (b) (c)	165,000	163,874

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.684% 2/23/26 (b)	$539,000	$540,222
Berkshire Hathaway Finance Corp.
1.500% 3/18/30 EUR (c)	167,000	161,417
CNO Financial Group, Inc.
5.250% 5/30/25	185,000	183,822
Corebridge Financial, Inc.
3.850% 4/05/29	81,000	75,916
3.900% 4/05/32	251,000	224,669
Corebridge Global Funding
5.200% 1/12/29 (b)	76,000	75,644
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650%
2.625% VRN 1/29/48 EUR (b) (c)	200,000	199,461
Hannover Rueck SE
1.125% 4/18/28 EUR (b) (c)	100,000	101,073
3 mo. EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (b) (c)	200,000	184,312
3 mo. EURIBOR + 3.000% 1.750% VRN 10/08/40 EUR (b) (c)	100,000	93,034
HUB International Ltd.
7.250% 6/15/30 (b)	385,000	394,675
Jackson Financial, Inc.
5.170% 6/08/27	340,000	338,926
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (b)	217,000	226,303
Legal & General Group PLC 5 yr. U.K. Government Bond + 4.580%
5.375% VRN 10/27/45 GBP (b) (c)	185,000	231,543
Marsh & McLennan Cos., Inc.
5.700% 9/15/53	180,000	181,808
Metropolitan Life Global Funding I
5.000% 1/10/30 GBP (b) (c)	100,000	126,816
NN Group NV
1.625% 6/01/27 EUR (b) (c)	100,000	101,623
Panther Escrow Issuer LLC
7.125% 6/01/31 (b)	130,000	131,486
		4,867,839
Internet — 0.2%
Match Group Holdings II LLC
5.000% 12/15/27 (b)	128,000	122,706
MercadoLibre, Inc.
3.125% 1/14/31	200,000	169,436
Meta Platforms, Inc.
5.600% 5/15/53	565,000	576,676
Netflix, Inc.
3.625% 5/15/27 EUR (c)	100,000	107,594
3.875% 11/15/29 EUR (b) (c)	125,000	135,552
4.625% 5/15/29 EUR (c)	100,000	111,969
United Group BV
4.625% 8/15/28 EUR (b) (c)	100,000	103,266
		1,327,199
Investment Companies — 0.4%
Gaci First Investment Co.
4.875% 2/14/35 (b)	475,000	448,722
5.125% 2/14/53 (b)	785,000	679,692
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (b)	880,000	861,477
		1,989,891

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.2%
Carnival Corp.
7.000% 8/15/29 (b)	$95,000	$98,476
10.500% 6/01/30 (b)	285,000	309,598
Deuce Finco PLC
5.500% 6/15/27 GBP (b) (c)	100,000	120,813
Harley-Davidson Financial Services, Inc.
5.125% 4/05/26 EUR (b) (c)	210,000	229,442
Royal Caribbean Cruises Ltd.
8.250% 1/15/29 (b)	200,000	211,176
6.250% 3/15/32 (b)	90,000	90,756
		1,060,261
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
6.125% 4/01/32 (b)	130,000	130,631
Las Vegas Sands Corp.
3.500% 8/18/26	178,000	169,836
5.900% 6/01/27	89,000	89,472
MGM China Holdings Ltd.
7.125% 6/26/31 (b)	200,000	201,057
Wynn Macau Ltd.
5.500% 1/15/26 (b)	200,000	195,788
		786,784
Machinery - Diversified — 0.2%
AGCO Corp.
5.800% 3/21/34	102,000	101,602
Highland Holdings SARL
0.318% 12/15/26 EUR (c)	122,000	120,731
Ingersoll Rand, Inc.
5.314% 6/15/31	196,000	197,038
5.450% 6/15/34	162,000	163,405
5.700% 6/15/54	136,000	136,885
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (b) (c)	100,000	103,224
		822,885
Media — 0.7%
Altice Financing SA
4.250% 8/15/29 EUR (b) (c)	100,000	81,044
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	130,000	106,137
6.375% 9/01/29 (b)	75,000	71,290
7.375% 3/01/31 (b)	70,000	69,020
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% 4/01/31	502,000	410,294
3.750% 2/15/28	209,000	194,247
5.250% 4/01/53	536,000	420,504
6.484% 10/23/45	89,000	81,291
6.650% 2/01/34	471,000	475,777
Comcast Corp.
3.250% 11/01/39	251,000	193,162
5.650% 6/01/54	735,000	733,747
CSC Holdings LLC
11.750% 1/31/29 (b)	200,000	170,571

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RCS & RDS SA
3.250% 2/05/28 EUR (b) (c)	$200,000	$199,841
Sirius XM Radio, Inc.
4.000% 7/15/28 (b)	130,000	117,436
5.000% 8/01/27 (b)	116,000	111,038
Summer BidCo BV
10.000% 2/15/29 EUR (b) (c)	102,986	110,477
VZ Secured Financing BV
3.500% 1/15/32 EUR (b) (c)	100,000	93,570
Walt Disney Co.
3.600% 1/13/51	217,000	161,737
Ziggo BV
2.875% 1/15/30 EUR (b) (c)	100,000	93,780
		3,894,963
Mining — 0.4%
Anglo American Capital PLC
3.375% 3/11/29 GBP (b) (c)	140,000	163,910
Corp. Nacional del Cobre de Chile
6.300% 9/08/53 (b)	620,000	614,406
6.300% 9/08/53 (b)	380,000	376,571
6.440% 1/26/36 (b)	270,000	278,727
Freeport Indonesia PT
4.763% 4/14/27 (b)	240,000	235,044
5.315% 4/14/32 (b)	505,000	489,727
Freeport-McMoRan, Inc.
4.375% 8/01/28	161,000	155,508
5.000% 9/01/27	38,000	37,575
		2,351,468
Miscellaneous - Manufacturing — 0.0%
Knorr-Bremse AG
3.250% 9/21/27 EUR (b) (c)	100,000	106,368
Oil & Gas — 1.4%
BP Capital Markets PLC
2.213% 9/25/26 EUR (b) (c)	160,000	167,058
Continental Resources, Inc.
4.375% 1/15/28	81,000	77,873
Diamondback Energy, Inc.
5.150% 1/30/30	136,000	135,424
5.400% 4/18/34	618,000	611,850
5.750% 4/18/54	252,000	244,299
5.900% 4/18/64	264,000	254,835
6.250% 3/15/53	186,000	191,420
Eni SpA
5.500% 5/15/34 (b)	360,000	356,688
5.950% 5/15/54 (b)	445,000	437,070
Hilcorp Energy I LP/Hilcorp Finance Co.
8.375% 11/01/33 (b)	239,000	254,716
Occidental Petroleum Corp.
6.125% 1/01/31	329,000	336,741
6.200% 3/15/40	267,000	267,520
6.375% 9/01/28	110,000	113,504
6.450% 9/15/36	68,000	71,026
6.625% 9/01/30	505,000	529,604
7.500% 5/01/31	285,000	314,421

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.500% 7/15/27	$97,000	$103,916
8.875% 7/15/30	646,000	743,932
Petroleos Mexicanos
4.875% 2/21/28 EUR (b) (c)	460,000	447,985
6.500% 3/13/27	1,185,000	1,129,145
QatarEnergy
3.125% 7/12/41 (b)	300,000	223,607
Raizen Fuels Finance SA
6.450% 3/05/34 (b)	200,000	203,160
6.950% 3/05/54 (b)	200,000	203,426
Sunoco LP
7.000% 5/01/29 (b)	55,000	56,369
7.250% 5/01/32 (b)	102,000	105,505
		7,581,094
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.125% 11/17/28 EUR (c)	100,000	101,600
2.625% 11/15/28 EUR (c)	225,000	234,090
4.050% 11/21/39	230,000	199,778
4.250% 11/21/49	277,000	230,839
4.500% 5/14/35	492,000	464,083
4.875% 11/14/48	832,000	764,339
5.050% 3/15/34	526,000	524,461
Astrazeneca Finance LLC
5.000% 2/26/34	1,005,000	999,431
Bayer US Finance LLC
6.375% 11/21/30 (b)	480,000	491,891
Becton Dickinson & Co.
2.823% 5/20/30	433,000	382,870
3.020% 5/24/25 GBP (c)	150,000	185,681
3.519% 2/08/31 EUR (c)	113,000	119,836
Bristol-Myers Squibb Co.
5.650% 2/22/64	230,000	224,677
6.250% 11/15/53	264,000	283,549
CVS Health Corp.
5.050% 3/25/48	699,000	602,263
5.625% 2/21/53	366,000	339,761
5.875% 6/01/53	196,000	187,819
Eli Lilly & Co.
4.700% 2/09/34	1,020,000	1,000,134
Gruenenthal GmbH
6.750% 5/15/30 EUR (b) (c)	100,000	112,455
Pfizer Investment Enterprises Pte. Ltd.
5.300% 5/19/53	233,000	224,733
5.340% 5/19/63	374,000	353,021
Teva Pharmaceutical Finance Netherlands III BV
8.125% 9/15/31	200,000	222,372
Upjohn Finance BV
1.908% 6/23/32 EUR (b) (c)	145,000	129,970
Utah Acquisition Sub, Inc.
3.125% 11/22/28 EUR (b) (c)	155,000	160,794
		8,540,447
Pipelines — 1.4%
Boardwalk Pipelines LP
3.400% 2/15/31	756,000	661,940

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC
5.125% 6/30/27	$199,000	$198,668
Cheniere Energy Partners LP
4.500% 10/01/29	107,000	101,933
5.750% 8/15/34 (b)	607,000	609,418
5.950% 6/30/33	318,000	322,434
Cheniere Energy, Inc.
4.625% 10/15/28	162,000	157,221
5.650% 4/15/34 (b)	395,000	395,312
Columbia Pipelines Holding Co. LLC
5.681% 1/15/34 (b)	390,000	383,723
Enbridge, Inc.
5.300% 4/05/29	179,000	179,289
5.625% 4/05/34	322,000	321,470
6.200% 11/15/30	60,000	62,998
6.700% 11/15/53	196,000	214,022
Energy Transfer LP
2.900% 5/15/25	157,000	153,150
5.550% 5/15/34	209,000	206,843
5.950% 5/15/54	141,000	137,301
6.400% 12/01/30	264,000	277,601
6.550% 12/01/33	128,000	135,652
Kinetik Holdings LP
5.875% 6/15/30 (b)	90,000	88,687
6.625% 12/15/28 (b)	41,000	41,654
ONEOK, Inc.
5.650% 11/01/28	76,000	77,142
5.800% 11/01/30	217,000	222,122
6.050% 9/01/33	212,000	218,272
Sabine Pass Liquefaction LLC
4.200% 3/15/28	84,000	81,040
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.375% 2/15/29 (b)	25,000	25,122
Targa Resources Corp.
6.150% 3/01/29	210,000	216,764
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	107,000	96,400
4.875% 2/01/31	20,000	19,085
5.000% 1/15/28	76,000	74,440
5.500% 3/01/30	128,000	127,214
6.875% 1/15/29	181,000	185,610
Transcanada Trust 3 mo. CAD CDOR + 3.080%
4.650% VRN 5/18/77 CAD (c)	650,000	454,884
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (b)	140,000	125,631
6.250% 1/15/30 (b)	115,000	116,713
Venture Global LNG, Inc.
8.375% 6/01/31 (b)	65,000	67,420
9.500% 2/01/29 (b)	435,000	476,367
Western Midstream Operating LP
4.500% 3/01/28	81,000	78,109
6.350% 1/15/29	76,000	78,386
		7,390,037
Private Equity — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (b)	234,000	243,275

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (b) (c)	$280,000	$264,372
Howard Hughes Corp.
5.375% 8/01/28 (b)	140,000	133,051
Logicor Financing SARL
0.875% 1/14/31 EUR (b) (c)	185,000	156,425
1.500% 7/13/26 EUR (b) (c)	167,000	168,614
		722,462
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc.
5.250% 5/15/36	60,000	57,733
American Tower Corp.
5.200% 2/15/29	144,000	143,503
5.450% 2/15/34	421,000	417,322
Brixmor Operating Partnership LP
4.050% 7/01/30	255,000	236,646
4.125% 6/15/26	1,700,000	1,655,128
4.125% 5/15/29	136,000	128,365
Crown Castle, Inc.
2.500% 7/15/31	316,000	261,100
5.600% 6/01/29	73,000	73,623
5.800% 3/01/34	196,000	197,986
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	107,000	106,371
Healthcare Realty Holdings LP
2.050% 3/15/31	196,000	151,662
3.625% 1/15/28	722,000	667,300
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (b) (c)	200,000	207,978
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.750% 2/01/27	55,000	55,069
Prologis LP
2.250% 6/30/29 GBP (c)	150,000	167,136
		4,526,922
Retail — 0.3%
The Home Depot, Inc.
4.950% 6/25/34	425,000	420,570
5.300% 6/25/54	220,000	214,798
Lowe's Cos., Inc.
4.250% 4/01/52	96,000	75,448
5.625% 4/15/53	165,000	159,764
5.750% 7/01/53	128,000	126,060
Next Group PLC
3.625% 5/18/28 GBP (b) (c)	250,000	300,367
Ross Stores, Inc.
1.875% 4/15/31	455,000	372,713
Yum! Brands, Inc.
5.375% 4/01/32	140,000	134,579
		1,804,299
Savings & Loans — 0.1%
Nationwide Building Society

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. EURIBOR + 0.930% 1.500% VRN 3/08/26 EUR (b) (c)	$140,000	$147,487
5 yr. EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (b) (c)	150,000	160,395
		307,882
Semiconductors — 0.3%
Broadcom, Inc.
2.600% 2/15/33 (b)	280,000	226,914
3.419% 4/15/33 (b)	382,000	329,341
Intel Corp.
3.050% 8/12/51	447,000	283,539
3.250% 11/15/49	646,000	433,274
Micron Technology, Inc.
6.750% 11/01/29	251,000	266,968
		1,540,036
Software — 0.3%
Atlassian Corp.
5.250% 5/15/29	123,000	123,005
Fiserv, Inc.
1.625% 7/01/30 EUR (c)	100,000	94,944
3.000% 7/01/31 GBP (c)	250,000	274,000
4.500% 5/24/31 EUR (c)	200,000	222,340
IPD 3 BV
8.000% 6/15/28 EUR (b) (c)	100,000	112,450
Oracle Corp.
4.900% 2/06/33	382,000	370,552
UKG, Inc.
6.875% 2/01/31 (b)	190,000	192,381
		1,389,672
Telecommunications — 1.5%
Altice France SA
3.375% 1/15/28 EUR (b) (c)	135,000	101,179
America Movil SAB de CV
5.750% 6/28/30 GBP (c)	190,000	248,681
AT&T, Inc.
3.500% 9/15/53	259,000	175,819
3.950% 4/30/31 EUR (c)	250,000	271,723
Chorus Ltd.
3.625% 9/07/29 EUR (c)	215,000	228,451
Lorca Telecom Bondco SA
4.000% 9/18/27 EUR (b) (c)	235,000	245,419
Motorola Solutions, Inc.
5.000% 4/15/29	157,000	155,786
5.400% 4/15/34	183,000	181,420
NBN Co. Ltd.
4.125% 3/15/29 EUR (b) (c)	355,000	391,295
Orange SA
3.250% 1/15/32 GBP (b) (c)	200,000	225,049
Rogers Communications, Inc.
3.800% 3/15/32	251,000	224,269
4.350% 5/01/49	34,000	27,048
4.550% 3/15/52	1,535,000	1,253,150
5.000% 2/15/29	436,000	430,626
5.300% 2/15/34	489,000	479,834
Sprint Capital Corp.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.875% 11/15/28	$569,000	$603,198
8.750% 3/15/32	357,000	429,404
T-Mobile USA, Inc.
5.750% 1/15/54	727,000	723,575
6.000% 6/15/54	656,000	678,279
TDC Net AS
5.056% 5/31/28 EUR (b) (c)	100,000	108,994
5.618% 2/06/30 EUR (b) (c)	240,000	263,942
Tele2 AB
0.750% 3/23/31 EUR (b) (c)	230,000	209,989
2.125% 5/15/28 EUR (b) (c)	100,000	101,303
Verizon Communications, Inc.
2.625% 12/01/31 EUR (c)	235,000	237,147
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (b) (c)	155,000	161,598
7.750% 4/15/32 (b)	270,000	263,369
		8,420,547
Toys, Games & Hobbies — 0.1%
Mattel, Inc.
5.875% 12/15/27 (b)	366,000	366,638
Transportation — 0.1%
Brambles Finance PLC
4.250% 3/22/31 EUR (b) (c)	180,000	197,509
Burlington Northern Santa Fe LLC
5.500% 3/15/55	345,000	345,628
Genesee & Wyoming, Inc.
6.250% 4/15/32 (b)	140,000	139,475
		682,612
Water — 0.1%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (b) (c)	160,000	187,537
Veolia Environnement SA
1.940% 1/07/30 EUR (b) (c)	200,000	196,852
		384,389

TOTAL CORPORATE DEBT (Cost $148,774,411)		144,930,861

MUNICIPAL OBLIGATIONS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series C,
6.582% 5/15/39	90,000	96,961
Illinois — 0.0%
State of Illinois, General Obligation,
7.350% 7/01/35	98,571	105,774
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, General Obligation, Series CW,
0.000% 11/01/43 (f)	653,665	400,370

TOTAL MUNICIPAL OBLIGATIONS (Cost $544,707)		603,105

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
Automobile Asset-Backed Securities — 1.8%
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C
5.800% 12/18/28	$400,000	$404,903
Bayview Opportunity Master Fund VII LLC
Series 2024-CAR1, Class A, 30 day USD SOFR Average + 1.100% 6.435% FRN 12/26/31 (b)	282,602	283,496
Series 2024-CAR1, Class C, 30 day USD SOFR Average + 1.500% 6.835% FRN 12/26/31 (b)	224,287	224,286
CarMax Auto Owner Trust, Series 2024-1, Class B
5.170% 8/15/29	70,000	69,281
Carmax Select Receivables Trust
Series 2024-A, Class B, 5.350% 1/15/30	145,000	145,079
Series 2024-A, Class A3, 5.400% 11/15/28	125,000	124,895
Carvana Auto Receivables Trust
Series 2024-P2, Class A4, 5.210% 6/10/30	335,000	335,478
Series 2024-N1, Class A3, 5.600% 3/10/28 (b)	185,000	184,850
Series 2024-N1, Class B, 5.630% 5/10/30 (b)	225,000	225,379
Series 2024-N2, Class A3, 5.710% 7/10/28 (b)	355,000	356,483
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.160% 9/20/30 (b)	280,000	279,277
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	235,000	225,859
Series 2022-3A, Class C, 5.300% 9/15/27	520,000	517,789
Series 2023-1A, Class D, 6.690% 6/15/29	85,000	85,822
Ford Credit Auto Lease Trust
Series 2024-A, Class A4, 5.050% 6/15/27	120,000	119,101
Series 2023-A, Class C, 5.540% 12/15/26	850,000	847,926
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.850% 8/15/35 (b)	895,000	886,949
Series 2022-C, Class C, 5.220% 3/15/30	200,000	199,168
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1
6.153% 5/20/32 (b)	360,000	360,741
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4
5.070% 2/15/28 (b)	150,000	149,402
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.590% 4/25/29 (b)	305,000	305,576
Octane Receivables Trust
Series 2024-1A, Class A2, 5.680% 5/20/30 (b)	270,000	269,968
Series 2023-1A, Class A, 5.870% 5/21/29 (b)	73,802	73,812
Series 2023-3A, Class B, 6.480% 7/20/29 (b)	150,000	151,932
Series 2023-3A, Class C, 6.740% 8/20/29 (b)	100,000	101,916
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B, 1.833% 12/15/31 (b)	24,321	24,087
Series 2023-B, Class B, 5.640% 12/15/33 (b)	250,000	249,454
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (b)	735,000	697,983
Santander Drive Auto Receivables Trust
Series 2021-4, Class D, 1.670% 10/15/27	310,000	298,181
Series 2022-6, Class B, 4.720% 6/15/27	850,000	843,972
SBNA Auto Lease Trust
Series 2024-A, Class A4, 5.240% 1/22/29 (b)	165,000	164,602
Series 2024-A, Class A3, 5.390% 11/20/26 (b)	175,000	174,733
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4, 4.940% 1/21/31 (b)	130,000	129,104
Series 2024-1A, Class C, 5.510% 1/20/32 (b)	65,000	65,004

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
US Bank NA, Series 2023-1, Class B
6.789% 8/25/32 (b)	$184,699	$185,543
		9,762,031
Commercial Mortgage-Backed Securities — 1.2%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD Term SOFR + 1.297%
6.626% FRN 9/15/32 (b)	235,000	234,559
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014% 7/15/57 (g)	120,000	122,971
Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274% 7.604% FRN 11/15/34 (b)	245,000	18,604
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 1 mo. USD Term SOFR + 1.641%
6.970% FRN 5/15/41 (b)	1,175,000	1,172,430
BX Trust, Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.411%
6.741% FRN 10/15/36 (b)	475,000	468,171
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	248,445
Cold Storage Trust, Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.014%
6.342% FRN 11/15/37 (b)	211,343	210,555
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (b)	268,738	254,119
Series 2020-NET, Class C, 3.526% 8/15/37 (b)	480,000	450,496
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2, 4.500% 5/20/49 (b)	1,155,000	1,067,972
Series 2024-3A, Class A2, 4.650% 5/20/49 (b)	435,000	392,742
Series 2024-1A, Class A2, 4.760% 3/22/49 (b)	160,000	149,418
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (b)	115,000	106,394
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 1 mo. USD Term SOFR + 1.592%
6.920% FRN 5/15/41 (b)	330,000	327,526
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 1 mo. USD Term SOFR + 1.392%
6.721% FRN 5/15/39 (b)	690,000	686,549
TX Trust, Series 2024-HOU, Class A, 1 mo. USD Term SOFR + 1.591%
6.910% FRN 6/15/39 (b)	190,000	188,339
VNDO Trust, Series 2016-350P, Class D,
4.033% VRN 1/10/35 (b) (h)	215,000	195,542
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
6.134% VRN 3/15/40 (b) (h)	150,000	149,909
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 1 mo. USD Term SOFR + 1.914%
7.244% FRN 2/15/40 (b)	324,000	319,964
		6,764,705
Other Asset-Backed Securities — 3.7%
522 Funding CLO Ltd., Series 2019-5A, Class BR, 3 mo. USD Term SOFR + 1.850%
7.179% FRN 4/15/35 (b)	465,000	465,795
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (b)	175,000	167,319
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2
5.380% 1/21/31 (b)	400,000	398,927

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auxilior Term Funding LLC
Series 2024-1A, Class A3, 5.490% 7/15/31 (b) (g)	$140,000	$139,883
Series 2024-1A, Class A2, 5.840% 3/15/27 (b) (g)	170,000	170,001
CIFC Funding Ltd., Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.412%
6.740% FRN 7/15/36 (b)	925,000	925,875
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (b) (c)	275,000	187,699
Crossroads Asset Trust, Series 2024-A, Class A2
5.900% 8/20/30 (b)	220,000	219,897
Dell Equipment Finance Trust
Series 2024-1, Class C, 5.730% 3/22/30 (b)	100,000	100,333
Series 2023-3, Class C, 6.170% 4/23/29 (b)	125,000	125,745
DLLST LLC
Series 2024-1A, Class A4, 4.930% 4/22/30 (b)	45,000	44,542
Series 2024-1A, Class A3, 5.050% 8/20/27 (b)	190,000	188,583
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (b)	546,638	497,531
Series 2020-1A, Class A2, 3.786% 7/20/50 (b)	264,688	247,681
Series 2019-1A, Class A2, 4.641% 4/20/49 (b)	161,075	157,278
Dryden 86 CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD Term SOFR + 1.362%
6.679% FRN 7/17/34 (b)	300,000	300,188
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.160% 2/25/38 (b)	174,270	176,096
Series 2023-A, Class B, 6.530% 2/25/38 (b)	140,038	141,428
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR, 3 mo. USD Term SOFR + 1.500%
6.823% FRN 1/17/37 (b)	305,000	306,754
FirstKey Homes Trust, Series 2020-SFR2, Class C
1.667% 10/19/37 (b)	340,000	321,473
Hardee's Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (b)	291,000	250,211
Series 2024-1A, Class A2, 7.253% 3/20/54 (b)	623,438	631,223
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (b)	129,000	127,106
Series 2022-1A, Class D, 2.400% 11/20/29 (b)	350,000	339,404
Series 2024-2A, Class B, 5.350% 10/20/31 (b)	100,000	100,106
Series 2024-2A, Class A3, 5.360% 10/20/31 (b)	145,000	144,919
Series 2023-2A, Class B, 6.250% 1/21/31 (b)	100,000	100,191
Series 2023-2A, Class C, 6.480% 1/21/31 (b)	140,000	140,240
Series 2023-2A, Class D, 6.970% 7/21/31 (b)	100,000	99,974
HPS Loan Management Ltd., Series 11A-17, Class BR, 3 mo. USD Term SOFR + 1.812%
7.148% FRN 5/06/30 (b)	265,000	265,056
Invesco US CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.570%
6.856% FRN 4/22/37 (b)	500,000	502,000
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R, 3 mo. USD Term SOFR + 1.370%
6.698% FRN 7/15/35 (b)	465,000	465,202
Kubota Credit Owner Trust
Series 2023-1A, Class A4, 5.070% 2/15/29 (b)	110,000	108,822
Series 2024-2A, Class A4, 5.190% 5/15/30 (b)	145,000	144,876
Series 2024-2A, Class A3, 5.260% 11/15/28 (b)	275,000	274,786
Madison Park Funding LXI Ltd., Series 2023-61A, Class A, 3 mo. USD Term SOFR + 1.730%
7.037% FRN 1/20/37 (b)	275,000	277,479

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 3 mo. USD Term SOFR + 1.290%
6.619% FRN 10/15/32 (b)	$465,000	$465,466
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R, 3 mo. USD Term SOFR + 1.730%
7.057% FRN 10/18/33 (b)	455,000	456,810
MVW LLC
Series 2023-1A, Class A, 4.930% 10/20/40 (b)	437,418	432,406
Series 2023-2A, Class A, 6.180% 11/20/40 (b)	185,517	188,062
Series 2023-2A, Class B, 6.330% 11/20/40 (b)	111,654	113,221
Northwoods Capital XIV-B Ltd., Series 2018-14BA, Class AR, 3 mo. USD Term SOFR + 1.250%
6.574% FRN 11/13/31 (b)	530,000	529,586
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.520%
6.811% FRN 4/15/37 (b)	830,000	833,133
Palmer Square CLO Ltd., Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.650%
6.972% FRN 11/15/36 (b)	430,000	434,512
Post Road Equipment Finance LLC, Series 2024-1A, Class A2
5.590% 11/15/29 (b)	130,000	130,036
Progress Residential Trust
Series 2021-SFR1, Class A, 1.052% 4/17/38 (b)	288,102	266,351
Series 2020-SFR3, Class B, 1.495% 10/17/27 (b)	100,000	95,015
RR 28 Ltd., Series 2024-28RA, Class A1R, 3 mo. USD Term SOFR + 1.550%
6.841% FRN 4/15/37 (b)	650,000	655,253
SBA Tower Trust
1.840% 4/15/27 (b)	635,000	571,135
2.593% 10/15/56 (b)	515,000	420,501
SCF Equipment Leasing LLC, Series 2024-1A, Class A3
5.520% 1/20/32 (b)	325,000	326,855
SEB Funding LLC, Series 2024-1A, Class A2
7.386% 4/30/54 (b)	740,000	750,064
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 3 mo. USD Term SOFR + 1.200%
6.523% FRN 10/15/31 (b)	1,075,000	1,075,727
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo. USD Term SOFR + 1.850%
7.175% FRN 4/22/35 (b)	410,000	410,625
TIAA CLO I Ltd., Series 2016-1A, Class ARR, 3 mo. USD Term SOFR + 1.250%
6.575% FRN 7/20/31 (b)	750,000	750,724
Tricon Residential Trust, Series 2024-SFR2, Class A
4.750% 6/17/40 (b)	565,000	550,736
Trinitas CLO VI Ltd., 3 mo. USD Term SOFR + 1.330%
6.663% FRN 1/25/34 (b)	1,000,000	998,287
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (b)	130,000	130,416
Verizon Master Trust, Series 2023-1, Class C
4.980% 1/22/29	250,000	239,677
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD Term SOFR + 1.322%
6.646% FRN 10/20/29 (b)	45,074	45,078
Wise CLO Ltd., Series 2024-2A, Class A, 3 mo. USD Term SOFR + 1.460%
6.805% FRN 7/15/37 (b) (g)	300,000	300,000
		20,424,299

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 0.3%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B
2.830% 11/15/68 (b)	$470,000	$388,108
SMB Private Education Loan Trust
Series 2020-B, Class A1A, 1.290% 7/15/53 (b)	131,645	120,656
Series 2021-A, Class B, 2.310% 1/15/53 (b)	511,355	480,391
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	350,940	339,707
		1,328,862
Whole Loan Collateral Collateralized Mortgage Obligations — 0.8%
Angel Oak Mortgage Trust
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	272,145	247,261
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (b) (h)	275,000	238,252
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (b) (h)	239,925	204,472
CIM Trust, Series 2021-INV1, Class A29,
2.500% VRN 7/01/51 (b) (h)	552,558	434,146
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (b) (h)	203,241	166,348
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (h)	13,226	12,468
Series 2020-1INV, Class A11, 1 mo. USD Term SOFR + 0.964% 6.000% FRN 3/25/50 (b)	76,818	73,781
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
3.500% VRN 11/25/57 (b) (h)	16,975	15,175
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14,
2.921% VRN 10/25/50 (b) (h)	219,231	182,694
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (b) (h)	178,793	145,509
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1A, 3.262% VRN 6/25/50 (b) (h)	345,510	279,963
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (h)	95,524	83,313
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (h)	11,940	11,552
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (h)	82,189	71,378
Series 2020-5, Class B2, 3.570% VRN 12/25/50 (b) (h)	323,443	274,634
Series 2020-INV1, Class A11, 1 mo. USD Term SOFR + 0.944% 6.000% FRN 8/25/50 (b)	52,053	50,011
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2,
7.530% STEP 9/25/68 (b)	151,277	154,088
OBX Trust
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (h)	229,091	195,529
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (h)	93,564	84,820
Series 2023-NQM9, Class A2, 7.513% STEP 10/25/63 (b)	87,504	89,292
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (h)	33,802	30,422
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (h)	42,020	38,768
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (h)	6,523	6,207
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (b) (h)	4,497	4,426
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD Term SOFR + 1.114%
6.460% FRN 10/25/59 (b)	79,644	80,661
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (b) (h)	245,073	206,682
Series 2022-1, Class A1, 2.724% STEP 1/25/67 (b)	669,719	602,827

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-INV1, Class A3, 4.889% VRN 3/25/60 (b) (h)	$100,000	$97,768
		4,082,447
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class A20,
2.500% VRN 10/25/51 (b) (h)	392,117	308,088
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, 2.500% VRN 11/25/51 (b) (h)	413,280	324,715
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (b) (h)	427,397	335,807
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (h)	82,234	71,519
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (h)	5,104	4,943
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (b) (h)	54,521	48,905
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (h)	18,593	16,741
		1,110,718

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,237,145)		43,473,062

SOVEREIGN DEBT OBLIGATIONS — 18.3%
Albania Government International Bond
3.500% 6/16/27 EUR (b) (c)	105,000	108,790
5.900% 6/09/28 EUR (b) (c)	410,000	452,015
Australia Government Bond
3.000% 3/21/47 AUD (b) (c)	701,000	358,835
4.500% 4/21/33 AUD (b) (c)	3,153,000	2,135,565
Brazil Notas do Tesouro Nacional Series F
10.000% 1/01/27 BRL (c)	2,855,000	466,445
10.000% 1/01/31 BRL (c)	12,107,000	1,849,908
10.000% 1/01/35 BRL (c)	3,927,000	580,910
Bulgaria Government International Bond
4.375% 5/13/31 EUR (b) (c)	446,000	495,556
4.500% 1/27/33 EUR (b) (c)	90,000	100,078
4.500% 1/27/33 EUR (b) (c)	485,000	539,307
Bundesobligation
10/09/26EUR (b) (c)	1,914,000	1,929,271
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/30 EUR (b) (c)	2,447,000	2,293,476
0.000% 8/15/52 EUR (b) (c)	254,210	131,296
2.500% 8/15/54 EUR (b) (c)	497,000	512,782
4.750% 7/04/40 EUR (b) (c)	438,000	594,254
Canadian Government Bond
3.250% 12/01/33 CAD (c)	1,576,000	1,128,412
4.000% 3/01/29 CAD (c)	3,649,000	2,722,273
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (c)	2,007,760	1,702,160
Chile Government International Bond
4.125% 7/05/34 EUR (c)	170,000	184,347
China Development Bank
3.480% 1/08/29 CNY (c)	9,000,000	1,312,576
China Government Bond
2.280% 3/25/31 CNY (c)	4,000,000	555,355
2.600% 9/01/32 CNY (c)	7,000,000	989,189
2.670% 5/25/33 CNY (c)	27,600,000	3,925,374
2.690% 8/15/32 CNY (c)	3,500,000	497,831

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.320% 4/15/52 CNY (c)	$13,600,000	$2,173,044
4.000% 6/24/69 CNY (c)	1,000,000	191,994
Colombia TES
6.000% 4/28/28 COP (c)	1,597,700,000	336,709
7.000% 3/26/31 COP (c)	2,550,000,000	514,298
7.250% 10/18/34 COP (c)	1,163,500,000	219,419
13.250% 2/09/33 COP (c)	2,377,700,000	650,538
Cyprus Government International Bond
0.950% 1/20/32 EUR (b) (c)	610,000	551,953
2.750% 2/26/34 EUR (b) (c)	93,000	93,637
2.750% 5/03/49 EUR (b) (c)	99,000	88,760
Czech Republic Government Bond
1.500% 4/24/40 CZK (c)	5,960,000	173,706
2.000% 10/13/33 CZK (c)	23,970,000	857,499
Deutsche Bundesrepublik Inflation-Linked Bond
0.500% 4/15/30 EUR (b) (c)	1,189,720	1,271,940
Estonia Government International Bond
3.250% 1/17/34 EUR (b) (c)	850,000	885,115
French Republic Government Bond OAT
1.250% 5/25/36 EUR (b) (c)	636,000	540,942
3.000% 5/25/54 EUR (b) (c)	1,241,000	1,156,944
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (b) (c)	585,000	523,408
Hungary Government International Bond
2.250% 4/20/33 HUF (c)	523,970,000	1,003,212
5.000% 2/22/27 EUR (b) (c)	247,000	272,242
Iceland Government International Bond
0.000% 4/15/28 EUR (b) (c)	346,000	327,232
3.500% 3/21/34 EUR (b) (c)	209,000	226,047
India Government Bond
6.540% 1/17/32 INR (c)	55,500,000	645,201
7.260% 8/22/32 INR (c)	84,100,000	1,017,691
Indonesia Government International Bond
3.750% 6/14/28 EUR (b) (c)	1,280,000	1,366,978
Indonesia Treasury Bond
5.500% 4/15/26 IDR (c)	9,880,000,000	591,477
6.375% 8/15/28 IDR (c)	10,396,000,000	624,107
6.375% 4/15/32 IDR (c)	5,431,000,000	318,814
7.000% 2/15/33 IDR (c)	22,970,000,000	1,393,630
Ireland Government Bond
1.500% 5/15/50 EUR (b) (c)	36,000	26,853
2.000% 2/18/45 EUR (b) (c)	157,000	137,719
Israel Government International Bond
1.500% 1/18/27 EUR (b) (c)	530,000	527,463
Italy Buoni Poliennali Del Tesoro
1.300% 5/15/28 EUR (b) (c)	1,062,006	1,119,158
2.800% 3/01/67 EUR (b) (c)	920,000	692,195
Ivory Coast Government International Bond
5.875% 10/17/31 EUR (b) (c)	485,000	467,782
Japan Government Forty Year Bond
1.300% 3/20/63 JPY (c)	58,600,000	269,639
Japan Government Ten Year Bond
0.400% 3/20/25 JPY (c)	283,500,000	1,765,527
Japan Government Thirty Year Bond
1.000% 3/20/52 JPY (c)	230,200,000	1,095,729
1.300% 6/20/52 JPY (c)	221,250,000	1,135,678

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.400% 9/20/52 JPY (c)	$209,450,000	$1,099,987
1.700% 9/20/44 JPY (c)	319,100,000	1,926,500
Japanese Government CPI-Linked Bond
0.005% 3/10/31 JPY (c)	205,171,932	1,362,584
0.005% 3/10/32 JPY (c)	103,449,660	683,492
0.005% 3/10/33 JPY (c)	76,664,182	503,899
0.005% 3/10/34 JPY (c)	108,588,600	712,045
0.100% 9/10/24 JPY (c)	301,334,200	1,882,285
0.100% 3/10/25 JPY (c)	270,983,800	1,704,491
Latvia Government International Bond
0.375% 10/07/26 EUR (b) (c)	2,114,000	2,105,510
3.875% 5/22/29 EUR (b) (c)	350,000	381,017
Lithuania Government International Bond
3.500% 2/13/34 EUR (b) (c)	344,000	363,568
3.875% 6/14/33 EUR (b) (c)	815,000	889,040
Magyar Export-Import Bank Zrt
6.000% 5/16/29 EUR (b) (c)	120,000	134,940
Malaysia Government Bond
3.900% 11/30/26 MYR (c)	680,000	145,683
3.906% 7/15/26 MYR (c)	4,060,000	868,481
4.065% 6/15/50 MYR (c)	2,120,000	437,960
4.457% 3/31/53 MYR (c)	1,095,000	240,621
4.642% 11/07/33 MYR (c)	1,805,000	404,974
4.736% 3/15/46 MYR (c)	5,640,000	1,287,532
4.921% 7/06/48 MYR (c)	4,655,000	1,091,641
4.935% 9/30/43 MYR (c)	325,000	75,974
Mexican Bonos
7.500% 5/26/33 MXN (c)	5,376,000	252,809
8.500% 5/31/29 MXN (c)	4,567,000	234,880
8.500% 11/18/38 MXN (c)	20,878,000	1,011,057
Mexico Government International Bond
5.000% 5/07/29	455,000	444,312
6.000% 5/07/36	430,000	418,640
Montenegro Government International Bond
7.250% 3/12/31 (b)	400,000	401,500
Morocco Government International Bond
1.375% 3/30/26 EUR (b) (c)	380,000	385,219
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (b) (c)	860,000	569,377
4.000% 5/20/26 AUD (b) (c)	680,000	450,205
New Zealand Government Bond
2.750% 5/15/51 NZD (c)	521,000	213,037
3.500% 4/14/33 NZD (b) (c)	2,426,000	1,356,241
North Macedonia Government International Bond
6.960% 3/13/27 EUR (b) (c)	150,000	166,411
Panama Government International Bond
7.500% 3/01/31	915,000	956,375
Peru Government Bond
5.400% 8/12/34 PEN (c)	5,000,000	1,143,132
Peru Government International Bond
5.400% 8/12/34 PEN (b) (c)	2,185,000	500,224
Philippines Government International Bond
0.250% 4/28/25 EUR (c)	125,000	129,494
Province of Ontario
3.500% 6/02/43 CAD (c)	62,000	40,109
3.500% 6/02/43 CAD (c)	76,000	49,165
Republic of Austria Government Bond
0.750% 3/20/51 EUR (b) (c)	1,096,000	658,102

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Italy Government International Bond
2.375% 10/17/24	$1,390,000	$1,377,136
Republic of Poland Government Bond
5.000% 10/25/34 PLN (c)	3,475,000	814,244
6.000% 10/25/33 PLN (c)	1,650,000	419,893
Romanian Government International Bond
5.875% 1/30/29 (b)	510,000	506,736
Saudi Government International Bond
5.750% 1/16/54 (b)	340,000	331,160
Serbia International Bond
1.000% 9/23/28 EUR (b) (c)	850,000	773,880
1.500% 6/26/29 EUR (b) (c)	282,000	256,495
1.650% 3/03/33 EUR (b) (c)	435,000	348,256
3.125% 5/15/27 EUR (b) (c)	480,000	492,209
Singapore Government Bond
0.500% 11/01/25 SGD (c)	1,350,000	956,648
1.625% 7/01/31 SGD (c)	1,444,000	959,898
2.375% 6/01/25 SGD (c)	480,000	349,867
2.875% 7/01/29 SGD (c)	960,000	696,425
3.250% 6/01/54 SGD (b) (c)	276,000	212,089
Slovenia Government Bond
0.000% 2/12/31 EUR (b) (c)	155,000	135,283
1.500% 3/25/35 EUR (b) (c)	328,000	293,723
2.250% 3/03/32 EUR (b) (c)	170,000	170,628
3.125% 8/07/45 EUR (b) (c)	661,000	653,262
Spain Government Bond
0.000% 1/31/28 EUR (c)	1,561,000	1,501,690
1.900% 10/31/52 EUR (b) (c)	513,000	360,460
Sri Lanka Government Bond
11.400% 1/15/27 LKR (c)	31,000,000	102,867
11.500% 8/01/26 LKR (c)	28,000,000	93,366
20.000% 9/15/27 LKR (c)	40,000,000	162,014
Sweden Bond Inflation-Linked
0.125% 6/01/32 SEK (b) (c)	4,680,000	562,833
Sweden Government Bond
1.750% 11/11/33 SEK (b) (c)	10,800,000	979,826
2.250% 6/01/32 SEK (b) (c)	8,815,000	835,607
Thailand Government Bond
2.000% 12/17/31 THB (c)	38,404,000	1,002,071
3.450% 6/17/43 THB (c)	18,200,000	508,579
UK Gilts
0.625% 7/31/35 GBP (b) (c)	739,000	637,758
0.625% 10/22/50 GBP (b) (c)	1,799,000	907,827
3.250% 1/22/44 GBP (b) (c)	1,844,000	1,923,541
4.000% 10/22/63 GBP (b) (c)	279,000	315,158
4.250% 12/07/46 GBP (b) (c)	1,699,000	2,028,722
		100,172,949

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $109,935,444)		100,172,949

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 21.6%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association REMICS Series 2022-63, Class LM 3.500% 10/20/50	260,000	215,469

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 21.4%
Federal Home Loan Mortgage Corp.
Pool #SB0869 1.500% 2/01/36	$179,701	$154,667
Pool #RC1756 1.500% 2/01/36	209,722	179,982
Pool #QN7552 2.000% 8/01/36	255,117	224,339
Pool #RB5114 2.000% 6/01/41	144,231	120,645
Pool #RB5148 2.000% 3/01/42	568,560	472,562
Pool #RA3046 2.000% 7/01/50	24,269	19,322
Pool #SD8128 2.000% 2/01/51	1,476,841	1,164,719
Pool #SD8140 2.000% 4/01/51	2,144,337	1,685,783
Pool #RA5258 2.000% 5/01/51	777,661	611,363
Pool #SD8146 2.000% 5/01/51	481,620	378,628
Pool #QC2565 2.000% 6/01/51	29,206	22,960
Pool #RA6505 2.000% 12/01/51	1,344,080	1,062,116
Pool #QD9658 2.000% 2/01/52	32,690	25,577
Pool #SD1217 2.000% 3/01/52	220,972	175,514
Pool #SD8204 2.000% 4/01/52	207,039	162,183
Pool #SD3580 2.000% 4/01/52	249,220	197,950
Pool #RA7324 2.000% 5/01/52	137,525	109,147
Pool #RB5149 2.500% 3/01/42	601,791	517,285
Pool #SD8089 2.500% 7/01/50	134,936	111,265
Pool #SD8099 2.500% 10/01/50	142,047	116,995
Pool #SD7535 2.500% 2/01/51	291,118	242,960
Pool #QC2902 2.500% 6/01/51	33,830	28,286
Pool #QC3425 2.500% 6/01/51	210,190	172,004
Pool #QC5575 2.500% 8/01/51	73,002	59,694
Pool #SD8161 2.500% 8/01/51	842,345	692,208
Pool #SD7548 2.500% 11/01/51	478,117	398,427
Pool #RA6623 2.500% 1/01/52	999,158	826,535
Pool #RA6766 2.500% 2/01/52	430,635	356,101
Pool #SD8200 2.500% 3/01/52	626,615	512,872
Pool #SD5421 2.500% 4/01/52	192,902	159,123
Pool #RA7135 2.500% 4/01/52	372,089	306,873
Pool #SD8205 2.500% 4/01/52	606,009	495,818
Pool #SD8212 2.500% 5/01/52	216,948	177,500
Pool #RB5163 3.000% 5/01/42	261,736	232,683
Pool #RB5162 3.000% 6/01/42	107,266	95,024
Pool #RB5166 3.000% 7/01/42	60,894	53,945
Pool #RB5173 3.000% 8/01/42	51,124	45,289
Pool #SD1497 3.000% 4/01/43	272,374	243,501
Pool #ZS4693 3.000% 12/01/46	63,410	55,440
Pool #G08756 3.000% 4/01/47	26,999	23,570
Pool #SD0080 3.000% 9/01/49	116,577	101,706
Pool #SD7531 3.000% 12/01/50	142,651	123,785
Pool #SD1183 3.000% 1/01/52	236,529	203,732
Pool #SD8220 3.000% 6/01/52	243,285	207,233
Pool #SD7555 3.000% 8/01/52	822,337	711,397
Pool #SD2879 3.000% 8/01/52	1,197,286	1,035,762
Pool #SB0015 3.500% 6/01/33	110,248	104,906
Pool #U90690 3.500% 6/01/42	41,061	37,748
Pool #U99051 3.500% 6/01/43	41,679	38,311
Pool #ZM3532 3.500% 6/01/47	161,062	145,057
Pool #ZT0179 3.500% 11/01/47	255,814	231,034
Pool #RA1202 3.500% 8/01/49	96,776	86,978
Pool #SD0212 3.500% 12/01/49	131,355	117,892
Pool #SD1361 3.500% 2/01/50	723,142	657,160
Pool #SD0617 3.500% 11/01/50	93,103	83,503
Pool #SD8264 3.500% 11/01/52	482,365	427,009

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SB8171 4.000% 6/01/37	$53,942	$51,926
Pool #SB0727 4.000% 8/01/37	190,701	184,109
Pool #RA1906 4.000% 12/01/49	176,656	164,346
Pool #SD8039 4.000% 1/01/50	214,057	198,138
Pool #SD1035 4.000% 5/01/52	205,726	188,369
Pool #SD0422 4.500% 7/01/45	101,384	98,781
Pool #RA2607 4.500% 5/01/50	46,245	44,102
Pool #SD8266 4.500% 11/01/52	416,702	393,227
Pool #ZS3941 5.000% 12/01/41	31,471	31,483
Pool #QF1305 5.000% 10/01/52	68,345	66,165
Pool #SD3041 5.000% 5/01/53	106,455	102,994
Pool #SD4977 5.000% 11/01/53	322,045	311,273
Pool #SD3630 5.500% 8/01/53	1,049,680	1,039,068
Pool #SD4967 5.500% 2/01/54	297,062	294,147
Pool #SD4694 6.500% 1/01/54	133,715	136,912
Federal National Mortgage Association
Pool #MA4581 1.500% 4/01/37	595,609	509,285
Pool #MA4601 1.500% 5/01/37	503,190	430,261
Pool #FS2037 1.500% 5/01/37	515,297	440,613
Pool #MA4519 1.500% 1/01/42	537,915	435,258
Pool #BP3454 2.000% 5/01/36	437,246	385,178
Pool #BT6754 2.000% 9/01/36	372,909	327,687
Pool #FM8732 2.000% 9/01/36	273,375	243,555
Pool #MA4567 2.000% 3/01/37	2,056,475	1,807,088
Pool #MA4582 2.000% 4/01/37	248,743	218,578
Pool #MA4602 2.000% 5/01/37	369,109	324,347
Pool #FS7471 2.000% 3/01/38	452,665	397,770
Pool #MA4570 2.000% 3/01/42	195,707	162,663
Pool #MA4586 2.000% 4/01/42	916,153	761,466
Pool #FS2763 2.000% 8/01/42	44,068	36,628
Pool #FS5191 2.000% 8/01/42	51,390	42,713
Pool #CA6587 2.000% 8/01/50	104,671	83,334
Pool #MA4158 2.000% 10/01/50	251,738	198,534
Pool #MA4208 2.000% 12/01/50	2,249,787	1,774,307
Pool #MA4237 2.000% 1/01/51	522,906	412,392
Pool #MA4255 2.000% 2/01/51	1,578,241	1,244,689
Pool #MA4281 2.000% 3/01/51	1,716,001	1,353,334
Pool #MA4305 2.000% 4/01/51	1,594,421	1,253,463
Pool #MA4325 2.000% 5/01/51	3,157,724	2,482,462
Pool #CB2357 2.000% 12/01/51	1,085,392	857,696
Pool #MA4511 2.000% 1/01/52	355,465	278,451
Pool #CB2766 2.000% 2/01/52	337,995	266,878
Pool #CB2848 2.000% 2/01/52	543,870	429,436
Pool #FS0733 2.000% 2/01/52	477,558	379,017
Pool #MA4547 2.000% 2/01/52	466,846	365,569
Pool #FS1618 2.000% 3/01/52	247,962	196,796
Pool #MA4562 2.000% 3/01/52	1,798,403	1,408,767
Pool #MA4577 2.000% 4/01/52	588,718	461,168
Pool #FS1571 2.000% 4/01/52	24,028	18,822
Pool #MA4622 2.000% 6/01/52	660,762	517,190
Pool #BM3859 2.500% 8/01/31	70,979	66,618
Pool #BC9043 2.500% 11/01/31	211,201	198,048
Pool #BM1890 2.500% 1/01/32	49,511	46,646
Pool #FS4477 2.500% 5/01/37	632,140	573,913
Pool #FS7780 2.500% 5/01/37	267,682	243,026
Pool #MA4665 2.500% 7/01/37	362,995	327,744
Pool #CB4726 2.500% 9/01/37	117,013	105,759
Pool #FS4054 2.500% 2/01/38	43,780	39,528

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4078 2.500% 7/01/50	$26,123	$21,540
Pool #CA7026 2.500% 9/01/50	1,263,075	1,057,288
Pool #MA4326 2.500% 5/01/51	842,249	692,918
Pool #CB0414 2.500% 5/01/51	78,917	65,344
Pool #BT0163 2.500% 6/01/51	44,477	37,189
Pool #MA4356 2.500% 6/01/51	796,647	654,654
Pool #BT1265 2.500% 6/01/51	313,096	256,214
Pool #MA4379 2.500% 7/01/51	520,523	427,747
Pool #CB1331 2.500% 8/01/51	664,197	549,133
Pool #CB1280 2.500% 8/01/51	59,408	49,116
Pool #CB1866 2.500% 10/01/51	1,040,614	859,040
Pool #CB2045 2.500% 11/01/51	42,763	35,596
Pool #CB2635 2.500% 1/01/52	1,126,493	924,126
Pool #CB2538 2.500% 1/01/52	979,446	810,229
Pool #CB2638 2.500% 1/01/52	1,158,582	955,519
Pool #MA4512 2.500% 1/01/52	28,446	23,277
Pool #CB2804 2.500% 2/01/52	675,187	558,325
Pool #FS2573 2.500% 3/01/52	77,360	64,345
Pool #FS4283 2.500% 3/01/52	55,700	46,051
Pool #BV4119 2.500% 3/01/52	216,418	177,404
Pool #MA4578 2.500% 4/01/52	1,974,405	1,615,397
Pool #FS2477 2.500% 5/01/52	834,825	689,159
Pool #MA4623 2.500% 6/01/52	252,625	206,690
Pool #AS7056 3.000% 4/01/31	156,723	149,591
Pool #BM5111 3.000% 11/01/33	77,114	72,823
Pool #CA4885 3.000% 12/01/34	294,432	275,198
Pool #BO7256 3.000% 1/01/35	151,767	141,616
Pool #FM2547 3.000% 2/01/35	91,079	85,129
Pool #FM8540 3.000% 11/01/35	158,193	150,501
Pool #AL9412 3.000% 11/01/36	179,686	164,738
Pool #FS7636 3.000% 4/01/37	484,089	460,562
Pool #CA5597 3.000% 4/01/40	309,881	281,779
Pool #MA4632 3.000% 6/01/42	27,909	24,724
Pool #MA4695 3.000% 7/01/42	161,573	143,134
Pool #BM4221 3.000% 1/01/43	110,227	98,309
Pool #BM5468 3.000% 2/01/43	164,570	146,796
Pool #AB9248 3.000% 5/01/43	40,990	36,591
Pool #AU1629 3.000% 7/01/43	11,992	10,683
Pool #AS0406 3.000% 9/01/43	67,031	59,596
Pool #BM5469 3.000% 3/01/44	305,461	272,338
Pool #BM3380 3.000% 6/01/46	275,988	244,949
Pool #MA2670 3.000% 7/01/46	96,708	84,673
Pool #AS8295 3.000% 11/01/46	239,013	209,868
Pool #MA2806 3.000% 11/01/46	183,681	160,594
Pool #FM1000 3.000% 4/01/47	153,625	134,316
Pool #MA2956 3.000% 4/01/47	120,276	104,858
Pool #BM1418 3.000% 4/01/47	1,219,277	1,066,027
Pool #BM4744 3.000% 6/01/47	105,349	92,503
Pool #FM1572 3.000% 9/01/48	218,359	190,914
Pool #FM5499 3.000% 2/01/49	142,901	124,940
Pool #FM1445 3.000% 8/01/49	102,759	89,650
Pool #CA4108 3.000% 9/01/49	653,831	568,791
Pool #FM2870 3.000% 3/01/50	186,005	161,580
Pool #CA5540 3.000% 4/01/50	12,446	10,789
Pool #CA6314 3.000% 7/01/50	178,325	152,067
Pool #BQ1348 3.000% 8/01/50	104,404	90,042
Pool #CA6738 3.000% 8/01/50	203,537	175,538
Pool #BQ5052 3.000% 9/01/50	6,629	5,717

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM7072 3.000% 4/01/51	$599,938	$519,471
Pool #FS0957 3.000% 3/01/52	38,784	33,073
Pool #FS1538 3.000% 4/01/52	1,488,295	1,277,513
Pool #FM3462 3.500% 12/01/33	239,899	228,972
Pool #AS4449 3.500% 2/01/35	83,762	79,365
Pool #FM3340 3.500% 5/01/35	6,660	6,348
Pool #FM8137 3.500% 9/01/35	70,403	67,241
Pool #MA1283 3.500% 12/01/42	35,459	32,528
Pool #MA1373 3.500% 3/01/43	53,797	49,315
Pool #MA1437 3.500% 5/01/43	49,378	45,227
Pool #MA1546 3.500% 8/01/43	121,650	111,405
Pool #AL6167 3.500% 1/01/44	480,627	440,656
Pool #AS5182 3.500% 6/01/45	311,808	282,188
Pool #BC1747 3.500% 1/01/46	789,126	713,672
Pool #FS1400 3.500% 7/01/47	21,379	19,711
Pool #BM4582 3.500% 8/01/47	92,177	83,421
Pool #BM3122 3.500% 10/01/47	291,285	263,069
Pool #CA0858 3.500% 12/01/47	42,767	38,464
Pool #MA3210 3.500% 12/01/47	29,752	26,768
Pool #MA3238 3.500% 1/01/48	182,542	164,175
Pool #BH9277 3.500% 2/01/48	322,883	290,294
Pool #FM1001 3.500% 11/01/48	38,681	34,802
Pool #FM8196 3.500% 12/01/48	644,287	580,265
Pool #FM3972 3.500% 7/01/50	223,998	199,080
Pool #FM8086 3.500% 7/01/51	104,669	92,707
Pool #MA4514 3.500% 1/01/52	444,856	394,423
Pool #BV3533 3.500% 2/01/52	36,231	32,178
Pool #FS1694 4.000% 7/01/35	100,447	97,790
Pool #FS1883 4.000% 6/01/37	117,402	113,050
Pool #BF0198 4.000% 11/01/40	85,320	81,202
Pool #MA0639 4.000% 2/01/41	277,494	263,448
Pool #BM3385 4.000% 6/01/45	456,617	428,081
Pool #FS1042 4.000% 9/01/45	453,390	430,108
Pool #FM2673 4.000% 10/01/45	689,418	653,542
Pool #FS2119 4.000% 3/01/46	80,007	75,878
Pool #AL8387 4.000% 3/01/46	490,207	459,266
Pool #MA3088 4.000% 8/01/47	26,554	24,687
Pool #MA3121 4.000% 9/01/47	246,228	228,917
Pool #MA3467 4.000% 9/01/48	3,421	3,176
Pool #BM5527 4.000% 10/01/48	85,676	79,947
Pool #BM5147 4.000% 10/01/48	20,829	19,481
Pool #FM3664 4.000% 3/01/49	323,968	300,685
Pool #CA3503 4.000% 5/01/49	44,862	41,596
Pool #CA4571 4.000% 11/01/49	70,936	65,705
Pool #CA4823 4.000% 12/01/49	92,589	85,761
Pool #FS1792 4.000% 5/01/52	195,395	179,887
Pool #CB4379 4.000% 8/01/52	198,770	181,860
Pool #MA4700 4.000% 8/01/52	67,171	61,519
Pool #MA4732 4.000% 9/01/52	481,201	440,565
Pool #MA4804 4.000% 11/01/52	30,436	27,856
Pool #MA4839 4.000% 12/01/52	168,688	154,390
Pool #AL0065 4.500% 4/01/41	162,525	158,203
Pool #AI1888 4.500% 5/01/41	178,161	173,376
Pool #AL0160 4.500% 5/01/41	227,769	221,769
Pool #AL6536 4.500% 3/01/45	247,020	238,663
Pool #BM4185 4.500% 9/01/46	133,228	128,637
Pool #FM2899 4.500% 11/01/46	292,254	284,652
Pool #FM5708 4.500% 5/01/47	145,089	141,179

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM3148 4.500% 11/01/47	$119,532	$115,226
Pool #BM4343 4.500% 5/01/48	118,322	114,023
Pool #CA2207 4.500% 8/01/48	26,780	25,589
Pool #CA5186 4.500% 1/01/50	24,362	23,248
Pool #CA5696 4.500% 5/01/50	63,604	60,617
Pool #FS4297 4.500% 2/01/51	204,132	194,993
Pool #MA4656 4.500% 7/01/52	617,880	583,458
Pool #MA4701 4.500% 8/01/52	546,754	516,295
Pool #MA4805 4.500% 11/01/52	195,739	184,712
Pool #FS5865 4.500% 1/01/53	501,170	472,937
Pool #AD6438 5.000% 6/01/40	39,594	39,605
Pool #FM8543 5.000% 11/01/44	170,982	171,073
Pool #AL9893 5.000% 2/01/45	220,684	219,854
Pool #FM4212 5.000% 12/01/47	333,863	333,086
Pool #FS1510 5.000% 10/01/48	256,501	256,437
Pool #FS2620 5.000% 8/01/52	42,679	41,372
Pool #BW7752 5.000% 10/01/52	97,735	94,618
Pool #BY0545 5.000% 5/01/53	381,570	368,938
Pool #BY4131 5.000% 7/01/53	150,662	145,674
Pool #MA5071 5.000% 7/01/53	1,026,440	992,428
Pool #CB7095 5.000% 9/01/53	311,199	301,276
Pool #BM3279 5.500% 5/01/44	512,622	520,915
Pool #CB5294 5.500% 11/01/52	745,471	738,156
Pool #MA4941 5.500% 3/01/53	245,608	242,430
Pool #MA5107 5.500% 8/01/53	851,092	839,815
Pool #CB7333 5.500% 10/01/53	302,399	299,527
Pool #CB7982 5.500% 2/01/54	202,103	200,120
Pool #BM4971 6.000% 7/01/41	152,260	157,062
Pool #MA4876 6.000% 12/01/52	570,782	573,761
Pool #FS3820 6.000% 1/01/53	686,166	696,610
Pool #CB5702 6.000% 2/01/53	757,191	768,715
Pool #FS5460 6.000% 5/01/53	133,208	135,278
Pool #CB7120 6.000% 9/01/53	248,958	250,958
Pool #MA5247 6.000% 1/01/54	1,573,727	1,578,991
Pool #CB8772 6.000% 6/01/54	369,995	371,348
Pool #CB7346 6.500% 10/01/53	90,695	92,756
Pool #FS6347 6.500% 11/01/53	673,650	689,759
Pool #CB7866 6.500% 1/01/54	229,571	235,060
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	34,925	31,285
Government National Mortgage Association II
Pool #MA7736 1.500% 12/20/36	58,997	50,538
Pool #MA7796 1.500% 1/20/37	79,136	67,790
Pool #MA8015 1.500% 5/20/37	135,913	116,427
Pool #MA7135 2.000% 1/20/51	1,802,660	1,460,728
Pool #MA7192 2.000% 2/20/51	439,555	356,179
Pool #MA7254 2.000% 3/20/51	466,028	377,485
Pool #MA7471 2.000% 7/20/51	1,674,234	1,356,139
Pool #MA7826 2.000% 1/20/52	443,615	359,054
Pool #MA7935 2.000% 3/20/52	1,208,765	978,350
Pool #MA6819 2.500% 8/20/50	282,295	238,175
Pool #MA7312 2.500% 4/20/51	346,119	291,376
Pool #MA7589 2.500% 9/20/51	1,401,415	1,178,887
Pool #MA7649 2.500% 10/20/51	2,200,242	1,850,182
Pool #MA7705 2.500% 11/20/51	555,982	467,525
Pool #MA7936 2.500% 3/20/52	1,305,064	1,097,835
Pool #MA2600 3.000% 2/20/45	68,274	60,485
Pool #MA2891 3.000% 6/20/45	552,058	488,385

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3662 3.000% 5/20/46	$88,131	$77,829
Pool #MA3802 3.000% 7/20/46	42,134	37,182
Pool #MA3873 3.000% 8/20/46	244,865	216,087
Pool #MA4195 3.000% 1/20/47	298,291	263,141
Pool #MA6144 3.000% 9/20/49	11,682	9,966
Pool #MA6209 3.000% 10/20/49	73,776	62,938
Pool #MA6399 3.000% 1/20/50	38,275	32,652
Pool #MA6531 3.000% 3/20/50	123,287	105,176
Pool #MA6589 3.000% 4/20/50	55,405	47,041
Pool #MA6757 3.000% 7/20/50	97,725	82,972
Pool #MA7473 3.000% 7/20/51	910,251	794,242
Pool #MA7650 3.000% 10/20/51	1,216,380	1,062,021
Pool #MA7937 3.000% 3/20/52	234,277	204,254
Pool #MA8098 3.000% 6/20/52	653,154	569,452
Pool #MA0318 3.500% 8/20/42	138,247	127,668
Pool #MA0852 3.500% 3/20/43	98,681	91,025
Pool #783802 3.500% 4/20/43	14,903	13,666
Pool #MA1012 3.500% 5/20/43	294,793	270,555
Pool #MA1090 3.500% 6/20/43	116,458	107,363
Pool #785587 3.500% 12/20/44	198,236	182,542
Pool #AL1773 3.500% 1/20/45	143,877	131,183
Pool #MA3173 3.500% 10/20/45	190,520	173,949
Pool #MA3310 3.500% 12/20/45	62,775	57,315
Pool #MA3597 3.500% 4/20/46	92,468	84,339
Pool #MA3663 3.500% 5/20/46	71,601	65,307
Pool #MA3736 3.500% 6/20/46	193,388	176,206
Pool #MA3803 3.500% 7/20/46	13,944	12,705
Pool #MA3937 3.500% 9/20/46	92,266	83,953
Pool #786092 3.500% 1/20/47	129,407	118,233
Pool #MA4382 3.500% 4/20/47	544,795	495,028
Pool #MA4586 3.500% 7/20/47	31,626	28,717
Pool #784346 3.500% 7/20/47	21,387	19,507
Pool #BC1919 3.500% 9/20/47	43,362	39,306
Pool #MA4719 3.500% 9/20/47	11,087	10,060
Pool #784793 3.500% 12/20/47	5,692	5,170
Pool #MA4900 3.500% 12/20/47	151,541	137,461
Pool #785087 3.500% 2/20/48	506,351	461,361
Pool #784472 3.500% 2/20/48	252,322	229,351
Pool #785327 3.500% 10/20/49	58,047	52,572
Pool #MA3245 4.000% 11/20/45	135,313	127,157
Pool #MA4511 4.000% 6/20/47	82,663	77,474
Pool #MA4720 4.000% 9/20/47	293,117	274,260
Pool #MA4838 4.000% 11/20/47	72,486	67,822
Pool #MA6934 4.000% 10/20/50	697,288	647,853
Pool #MA8346 4.000% 10/20/52	1,737,482	1,605,479
Pool #5234 4.500% 11/20/41	117,029	114,124
Pool #MA2894 4.500% 6/20/45	124,343	120,830
Pool #MA2963 4.500% 7/20/45	47,673	46,327
Pool #MA3312 4.500% 12/20/45	2,284	2,218
Pool #MA4588 4.500% 7/20/47	219,060	212,119
Pool #MA4654 4.500% 8/20/47	34,479	33,344
Pool #MA5079 4.500% 3/20/48	51,354	49,630
Pool #MA5265 4.500% 6/20/48	178	171
Pool #MA5399 4.500% 8/20/48	43,607	41,993
Pool #MA5711 4.500% 1/20/49	70,702	67,932
Pool #786255 4.500% 9/20/49	65,109	62,659
Pool #MA8347 4.500% 10/20/52	753,719	717,116
Pool #MA8799 4.500% 4/20/53	270,282	257,135

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4781 5.000% 10/20/47	$237,050	$236,359
Pool #MA5194 5.000% 5/20/48	47,709	47,286
Pool #BF2644 5.000% 5/20/48	4,517	4,459
Pool #MA5266 5.000% 6/20/48	333,115	328,917
Pool #BF2878 5.000% 6/20/48	15,264	15,067
Pool #MA5988 5.000% 6/20/49	138,691	136,683
Pool #MA6042 5.000% 7/20/49	193,075	190,642
Pool #MA5081 5.500% 3/20/48	37,373	38,113
Pool #MA5140 5.500% 4/20/48	28,184	28,742
Pool #MA5195 5.500% 5/20/48	82,999	84,641
Pool #MA5469 5.500% 9/20/48	329	335
Pool #MA5531 5.500% 10/20/48	7,679	7,799
Pool #MA5598 5.500% 11/20/48	37,292	37,878
Pool #MA5654 5.500% 12/20/48	99,947	101,144
Pool #MA5713 5.500% 1/20/49	26,122	26,288
Pool #MA5820 5.500% 3/20/49	28,420	28,867
Government National Mortgage Association II, TBA
2.500% 7/20/54 (g)	720,000	605,512
5.000% 7/20/54 (g)	730,000	710,759
5.500% 7/20/54 (g)	1,525,000	1,513,028
6.000% 7/20/54 (g)	445,000	446,912
6.500% 7/20/54 (g)	755,000	765,484
Uniform Mortgage-Backed Security, TBA
3.500% 7/01/54 (g)	920,000	814,271
5.000% 7/01/54 (g)	1,175,000	1,135,573
5.500% 7/01/54 (g)	290,000	286,024
6.000% 7/01/54 (g)	1,195,000	1,198,362
6.500% 7/01/54 (g)	1,150,000	1,170,394
		117,083,439
Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2024-DNA2, Class A1, 30 day USD SOFR Average + 1.250%
6.585% FRN 5/25/44 (b)	300,745	301,591
Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 1M2B, 30 day USD SOFR Average + 2.764%
8.100% FRN 2/25/30	148,996	150,479
		452,070

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $125,309,563)		117,750,978

U.S. TREASURY OBLIGATIONS — 22.3%
U.S. Treasury Bonds & Notes — 22.3%
U.S. Treasury Bonds
3.375% 8/15/42	9,575,000	8,087,574
3.875% 2/15/43 (j)	3,020,000	2,729,562
4.000% 11/15/42 (j)	8,030,000	7,400,739
4.250% 2/15/54	7,625,000	7,260,430
4.500% 2/15/44	6,360,000	6,266,588
4.625% 5/15/54	250,000	253,440
U.S. Treasury Inflation-Indexed Notes
1.375% 7/15/33	2,933,976	2,770,323
1.750% 1/15/34	13,640,610	13,234,676
U.S. Treasury Notes
0.625% 8/15/30	5,720,000	4,579,899
1.500% 1/31/27	22,645,000	20,952,746

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.125% 8/31/27	$2,660,000	$2,552,052
3.875% 11/30/27	1,100,000	1,078,773
4.125% 6/15/26	2,875,000	2,841,790
4.125% 9/30/27	5,655,000	5,590,940
4.125% 10/31/27	1,400,000	1,384,250
4.250% 2/28/29 (d)	2,115,000	2,105,053
4.375% 5/15/34	1,035,000	1,035,324
4.500% 5/31/29 (d)	1,855,000	1,867,329
4.500% 11/15/33	865,000	872,949
4.625% 2/28/26	555,000	553,005
4.625% 9/15/26	7,588,400	7,578,115
4.625% 10/15/26 (j)	12,135,000	12,123,336
4.625% 9/30/28	6,710,000	6,765,568
4.875% 5/31/26	2,195,000	2,199,194
		122,083,655

TOTAL U.S. TREASURY OBLIGATIONS (Cost $124,204,020)		122,083,655

TOTAL BONDS & NOTES (Cost $561,895,188)		536,911,134

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $314,895)		242,159

TOTAL LONG-TERM INVESTMENTS (Cost $562,210,083)		537,153,293
	Number of Shares
SHORT-TERM INVESTMENTS — 3.5%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	281,295	281,295
Mutual Fund — 1.8%
T. Rowe Price Government Reserve Investment Fund	10,007,825	10,007,825
	Principal Amount
Sovereign Debt Obligations — 0.5%
Egypt Treasury Bills
30.000% 9/17/24 EGP (c) (l)	$11,350,000	224,240
31.000% 12/10/24 EGP (c) (l)	9,875,000	184,592
31.500% 12/10/24 EGP (c) (l)	9,900,000	185,060
Japan Treasury Discount Bills, 0.000%, 8/13/24 (c) (l)	353,700,000	2,198,343
U.S. Treasury Bill — 1.1%
U.S. Treasury Bills
5.339% 7/16/24 (l)	4,410,000	4,400,344
5.361% 11/21/24 (l)	1,492,000	1,461,519
TOTAL SHORT-TERM INVESTMENTS (Cost $19,085,970)		18,943,218

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.8% (Cost $581,296,053) (m)	$556,096,511

Other Assets/(Liabilities) — (1.8)%	(9,713,123)

NET ASSETS — 100.0%	$546,383,388

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2024 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $138,161,633 or 25.29% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $4,285,756 or 0.78% of net assets. The Fund received $4,097,343 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2024, these securities amounted to a value of $400,370 or 0.07% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	The rate shown represents yield-to-maturity.
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call GPB Put	Citibank N.A.	8/08/24	1.26	2,924,000	USD	2,924,000	$16,170	$13,860	$2,310
USD Call JPY Put	HSBC Bank USA	7/29/24	158.50	1,458,000	USD	1,458,000	24,299	9,174	15,125
USD Call JPY Put	HSBC Bank USA	7/29/24	158.50	1,090,000	USD	1,090,000	18,166	6,477	11,689
							$58,635	$29,511	$29,124
Put
USD Put GBP Call	Citibank N.A.	8/08/24	1.30	2,924,000	USD	2,924,000	$1,977	$12,778	$(10,801)
							$60,612	$42,289	$18,323

(#) Credit Default Index Swaptions Purchased
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 6/20/29	Morgan Stanley & Co. LLC	8/21/24	0.63	iTraxx Europe Series 41†	Quarterly	Fixed 1.000%	Quarterly	EUR	20,175,000	$53,459	$19,003	$34,456

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
30-Year Interest Rate Swap, 8/12/54	Barclays Bank PLC	8/08/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	1,278,000	$20,152	$39,618	$(19,466)
30-Year Interest Rate Swap, 8/13/54	Barclays Bank PLC	8/09/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	2,254,000	36,073	73,030	(36,957)
30-Year Interest Rate Swap, 8/13/54	Goldman Sachs International	8/09/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	1,127,000	18,036	35,275	(17,239)
30-Year Interest Rate Swap, 8/12/54	Morgan Stanley & Co. LLC	8/08/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	1,127,000	17,771	34,373	(16,602)
30-Year Interest Rate Swap, 8/13/54	Morgan Stanley & Co. LLC	8/09/24	3.80%##	Annually	1-Day USD SOFR	Annually	USD	2,253,000	36,056	71,307	(35,251)
									128,088	253,603	(125,515)

Credit Default Index Swaptions Written
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
Buy Protection on 5-Year Credit Default Swap, 6/20/29	Morgan Stanley & Co LLC	8/21/24	0.50	iTraxx Europe Series 41†	Quarterly	Fixed 1.000%	Quarterly	EUR	20,175,000	$(2,383)	$(15,048)	$12,665

Interest Rate Swaptions Written
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
2-Year Interest Rate Swap, 8/12/26	Barclays Bank PLC	8/08/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	6,413,000	$(5,946)	$(23,247)	$17,301
2-Year Interest Rate Swap, 8/13/26	Barclays Bank PLC	8/09/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	11,363,000	(10,897)	(43,747)	32,850
2-Year Interest Rate Swap, 8/13/26	Goldman Sachs International	8/09/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	5,594,000	(5,365)	(20,698)	15,333
2-Year Interest Rate Swap, 8/12/26	Morgan Stanley & Co. LLC	8/08/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	5,839,000	(5,414)	(20,583)	15,169
2-Year Interest Rate Swap, 8/13/26	Morgan Stanley & Co. LLC	8/09/24	4.20%##	Annually	1-Day USD SOFR	Annually	USD	11,363,000	(10,897)	(43,747)	32,850
									(38,519)	(152,022)	113,503

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/05/24	INR	21,969,318	USD	263,043	$394
Bank of America N.A.	7/12/24	MXN	14,183,000	USD	824,540	(50,456)
Bank of America N.A.	7/12/24	HUF	22,916,925	USD	61,916	197
Bank of America N.A.	7/12/24	USD	774,085	HUF	276,910,000	23,558
Bank of America N.A.	7/12/24	USD	710,835	CZK	16,214,000	17,548
Bank of America N.A.	7/12/24	USD	1,664,616	MXN	28,681,602	99,224
Bank of America N.A.	7/19/24	CAD	706,000	USD	517,368	(1,103)
Bank of America N.A.	7/19/24	NOK	6,705,000	USD	604,394	23,867
Bank of America N.A.	7/19/24	USD	610,775	CAD	840,000	(3,478)
Bank of America N.A.	7/19/24	USD	77,953	NOK	844,000	(1,131)
Bank of America N.A.	7/19/24	USD	753,061	CHF	674,000	1,349
Bank of America N.A.	8/16/24	PLN	5,708,000	USD	1,435,276	(18,057)
Bank of America N.A.	8/23/24	EUR	460,399	USD	495,301	(1,019)
Bank of America N.A.	8/30/24	USD	84,614	SEK	892,000	206
Bank of America N.A.	9/06/24	USD	3,783,186	MYR	17,635,122	29,107
Bank of America N.A.	10/11/24	USD	262,208	INR	21,969,318	(413)
Barclays Bank PLC	7/05/24	KRW	2,075,854,000	USD	1,548,024	(39,699)
Barclays Bank PLC	7/05/24	INR	128,376,000	USD	1,537,037	2,336
Barclays Bank PLC	7/05/24	TWD	10,354,074	USD	320,341	(1,081)
Barclays Bank PLC	7/12/24	TRY	5,431,000	USD	153,256	11,289
Barclays Bank PLC	7/12/24	MXN	6,740,000	USD	393,531	(25,673)
Barclays Bank PLC	7/12/24	USD	234,443	TRY	8,445,000	(21,418)
Barclays Bank PLC	7/12/24	USD	376,833	ZAR	6,973,000	(6,148)
Barclays Bank PLC	7/19/24	CHF	35,000	USD	38,903	132
Barclays Bank PLC	7/19/24	USD	335,104	JPY	52,068,191	10,642
Barclays Bank PLC	8/16/24	PLN	403,583	USD	101,267	(1,063)
Barclays Bank PLC	8/23/24	USD	9,222,033	GBP	7,252,392	50,954
Barclays Bank PLC	8/23/24	USD	51,534	EUR	48,000	2
Barclays Bank PLC	8/30/24	USD	16,708	SEK	176,000	54
Barclays Bank PLC	10/15/24	USD	322,065	TWD	10,354,074	(727)
BNP Paribas SA	7/05/24	USD	1,187,014	PEN	4,418,000	37,543
BNP Paribas SA	7/05/24	IDR	27,596,539,265	USD	1,678,233	6,973
BNP Paribas SA	7/05/24	PEN	3,302,289	USD	867,211	(8,024)
BNP Paribas SA	7/05/24	USD	1,426,834	KRW	1,977,720,000	(10,187)
BNP Paribas SA	7/12/24	USD	436,224	CZK	10,337,292	(5,783)
BNP Paribas SA	7/12/24	USD	2,052,266	HUF	734,534,490	61,410
BNP Paribas SA	7/12/24	ZAR	6,733,286	USD	358,596	11,219
BNP Paribas SA	7/12/24	MXN	1,297,268	USD	70,236	567
BNP Paribas SA	7/12/24	HUF	209,534,457	USD	573,869	(5,954)
BNP Paribas SA	7/12/24	CZK	84,789,046	USD	3,633,446	(7,990)
BNP Paribas SA	7/12/24	USD	790,745	MXN	13,192,000	70,749
BNP Paribas SA	7/19/24	JPY	87,065,000	USD	561,560	(19,015)
BNP Paribas SA	7/19/24	AUD	120,000	USD	78,477	1,611
BNP Paribas SA	7/19/24	NZD	204,418	USD	122,962	1,549
BNP Paribas SA	7/19/24	USD	9,737	JPY	1,516,000	290
BNP Paribas SA	7/19/24	USD	742,207	AUD	1,120,000	(5,282)
BNP Paribas SA	7/19/24	USD	724,305	EUR	672,000	4,054
BNP Paribas SA	9/04/24	BRL	1,313,095	USD	253,200	(19,946)
BNP Paribas SA	9/04/24	USD	1,276,959	BRL	6,641,849	97,122
BNP Paribas SA	9/06/24	USD	1,585,406	MYR	7,372,140	16,061
BNP Paribas SA	9/06/24	USD	1,521,450	COP	5,952,444,125	101,720
BNP Paribas SA	9/06/24	USD	1,031,165	THB	37,765,655	(3,405)
BNP Paribas SA	9/13/24	USD	2,479,363	SGD	3,325,351	18,654
BNP Paribas SA	9/20/24	EUR	442,675	USD	475,012	885
BNP Paribas SA	10/11/24	KRW	1,977,720,000	USD	1,434,679	10,434
BNP Paribas SA	10/11/24	USD	1,673,454	IDR	27,596,539,265	(8,815)
BNP Paribas SA	10/11/24	USD	866,983	PEN	3,302,289	7,910
BNP Paribas SA	10/18/24	USD	3,641,717	CZK	84,789,046	7,191
Citibank N.A.	7/05/24	IDR	1,366,893,000	USD	83,843	(373)
Citibank N.A.	7/05/24	TWD	23,502,000	USD	734,116	(9,450)
Citibank N.A.	7/05/24	INR	9,192,172	USD	110,178	46
Citibank N.A.	7/05/24	USD	365,697	TWD	11,849,000	342
Citibank N.A.	7/12/24	TRY	11,835,000	USD	333,926	24,644
Citibank N.A.	7/12/24	HUF	707,930,845	USD	1,965,713	(46,962)
Citibank N.A.	7/12/24	USD	227,932	TRY	7,718,000	(5,903)
Citibank N.A.	7/12/24	USD	1,846,814	CZK	42,769,000	18,073
Citibank N.A.	7/19/24	JPY	122,604,000	USD	801,749	(37,743)
Citibank N.A.	7/19/24	NZD	240,000	USD	142,439	3,745
Citibank N.A.	7/19/24	NOK	217,000	USD	20,688	(355)
Citibank N.A.	7/19/24	USD	16,822	NOK	182,492	(277)
Citibank N.A.	7/19/24	USD	366,655	JPY	56,601,000	13,946
Citibank N.A.	7/19/24	USD	22,061	CHF	20,000	(245)
Citibank N.A.	7/19/24	AUD	96,409	USD	64,140	204
Citibank N.A.	7/19/24	USD	440,953	CAD	602,167	617
Citibank N.A.	8/09/24	USD	395,302	CLP	371,394,000	746
Citibank N.A.	8/23/24	EUR	1,658,296	USD	1,807,130	(26,794)
Citibank N.A.	9/04/24	EGP	13,906,000	USD	305,379	(23,300)
Citibank N.A.	10/11/24	USD	109,824	INR	9,192,172	(59)
Citibank N.A.	3/04/25	EGP	2,595,000	USD	49,665	(688)
Citibank N.A.	3/12/25	EGP	8,701,000	USD	155,542	8,237
Deutsche Bank AG	7/05/24	TWD	3,322,000	USD	102,791	(360)
Deutsche Bank AG	7/05/24	IDR	3,000,000,000	USD	185,707	(2,509)
Deutsche Bank AG	7/05/24	USD	2,696,921	IDR	42,949,058,395	74,202
Deutsche Bank AG	7/12/24	ZAR	7,817,542	USD	424,221	5,145
Deutsche Bank AG	7/12/24	USD	598,058	HUF	218,717,000	5,255
Deutsche Bank AG	7/19/24	USD	1,016,440	JPY	157,566,000	34,569
Deutsche Bank AG	7/19/24	USD	6,616	AUD	10,000	(58)
Deutsche Bank AG	7/19/24	EUR	672,000	USD	722,121	(1,870)
Deutsche Bank AG	7/19/24	JPY	210,330,018	USD	1,359,937	(49,267)
Deutsche Bank AG	7/19/24	USD	26,348	NOK	282,000	(76)
Deutsche Bank AG	8/16/24	USD	599,566	PLN	2,390,435	6,054
Deutsche Bank AG	8/23/24	USD	18,550	EUR	17,000	299
Deutsche Bank AG	8/23/24	EUR	372,134	USD	404,901	(5,381)
Deutsche Bank AG	8/30/24	USD	12,699	SEK	135,000	(76)
Deutsche Bank AG	9/13/24	USD	560,167	CNH	4,063,685	582
Goldman Sachs International	7/05/24	USD	1,506,799	TWD	47,685,000	36,468
Goldman Sachs International	7/05/24	TWD	25,043,926	USD	774,249	(2,038)
Goldman Sachs International	7/12/24	TRY	11,138,000	USD	308,831	28,621
Goldman Sachs International	7/19/24	NOK	8,459,000	USD	793,538	(926)
Goldman Sachs International	7/19/24	NZD	69,000	USD	42,505	(477)
Goldman Sachs International	7/19/24	USD	36,097	NZD	60,000	(449)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International	7/19/24	JPY	76,388,703	USD	484,010	$(7,994)
Goldman Sachs International	7/19/24	USD	1,909,437	NOK	20,466,000	(8,237)
Goldman Sachs International	7/19/24	USD	50,549	CAD	69,000	92
Goldman Sachs International	8/23/24	USD	19,309	EUR	18,000	(16)
Goldman Sachs International	9/04/24	USD	949,111	BRL	5,182,671	28,478
Goldman Sachs International	9/06/24	USD	249,347	THB	9,066,885	965
Goldman Sachs International	10/11/24	IDR	1,838,829,255	USD	111,742	352
Goldman Sachs International	10/15/24	USD	778,371	TWD	25,043,926	(2,384)
HSBC Bank USA	7/05/24	TWD	24,799,000	USD	769,901	(5,242)
HSBC Bank USA	7/05/24	USD	854,565	TWD	27,487,000	7,024
HSBC Bank USA	7/05/24	USD	392,581	IDR	6,342,359,238	5,279
HSBC Bank USA	7/05/24	USD	1,907,527	INR	159,537,491	(5,507)
HSBC Bank USA	7/05/24	IDR	11,637,323,370	USD	710,606	36
HSBC Bank USA	7/12/24	USD	750,812	CZK	17,502,544	2,428
HSBC Bank USA	7/12/24	USD	761,208	ZAR	14,574,464	(39,272)
HSBC Bank USA	7/12/24	USD	221,696	MXN	3,756,000	16,700
HSBC Bank USA	7/19/24	CAD	50,000	USD	36,560	3
HSBC Bank USA	7/19/24	USD	84,721	AUD	128,000	(707)
HSBC Bank USA	7/19/24	USD	7,364	NZD	12,000	54
HSBC Bank USA	7/19/24	USD	101,635	JPY	15,774,000	3,339
HSBC Bank USA	7/19/24	USD	939,520	CAD	1,282,252	1,868
HSBC Bank USA	8/09/24	USD	720,237	CLP	654,724,000	24,681
HSBC Bank USA	8/23/24	USD	8,894	GBP	7,000	42
HSBC Bank USA	8/23/24	USD	15,111	EUR	14,000	81
HSBC Bank USA	9/06/24	USD	1,096,622	MYR	5,127,000	5,211
HSBC Bank USA	9/13/24	USD	9,796,144	CNH	70,364,271	106,708
HSBC Bank USA	10/11/24	USD	708,777	IDR	11,637,323,370	(627)
JP Morgan Chase Bank N.A.	7/05/24	USD	72,030	KRW	98,134,000	726
JP Morgan Chase Bank N.A.	7/05/24	IDR	5,690,661,998	USD	347,734	(229)
JP Morgan Chase Bank N.A.	7/12/24	MXN	3,033,840	USD	179,111	(13,530)
JP Morgan Chase Bank N.A.	7/12/24	USD	69,416	MXN	1,191,000	4,413
JP Morgan Chase Bank N.A.	7/19/24	JPY	209,853,000	USD	1,369,337	(61,640)
JP Morgan Chase Bank N.A.	7/19/24	USD	210,496	NZD	354,476	(5,416)
JP Morgan Chase Bank N.A.	7/19/24	CHF	6,000	USD	6,753	(62)
JP Morgan Chase Bank N.A.	7/19/24	AUD	39,213	USD	25,888	282
JP Morgan Chase Bank N.A.	7/19/24	NZD	108,000	USD	66,342	(559)
JP Morgan Chase Bank N.A.	7/19/24	USD	328,092	JPY	51,456,000	7,445
JP Morgan Chase Bank N.A.	7/19/24	USD	84,582	CAD	115,812	(106)
JP Morgan Chase Bank N.A.	8/23/24	GBP	52,000	USD	66,433	(676)
JP Morgan Chase Bank N.A.	8/23/24	EUR	425,115	USD	463,041	(6,639)
JP Morgan Chase Bank N.A.	8/23/24	USD	18,492	EUR	17,000	241
JP Morgan Chase Bank N.A.	8/23/24	USD	169,439	GBP	134,000	(12)
JP Morgan Chase Bank N.A.	8/30/24	USD	106,967	SEK	1,129,000	131
JP Morgan Chase Bank N.A.	9/06/24	USD	384,717	COP	1,575,697,000	8,894
JP Morgan Chase Bank N.A.	9/13/24	USD	734,613	SGD	995,000	(1,672)
JP Morgan Chase Bank N.A.	9/13/24	USD	1,232,524	CNH	8,946,001	624
JP Morgan Chase Bank N.A.	9/20/24	USD	274,297	EUR	255,000	160
Morgan Stanley & Co. LLC	7/05/24	USD	278,695	PEN	1,038,673	8,454
Morgan Stanley & Co. LLC	7/12/24	HUF	68,211,497	USD	189,354	(4,476)
Morgan Stanley & Co. LLC	7/12/24	CZK	2,033,790	USD	88,053	(1,091)
Morgan Stanley & Co. LLC	7/19/24	USD	39,368	JPY	6,075,000	1,512
Morgan Stanley & Co. LLC	7/19/24	USD	21,034	NZD	35,000	(284)
Morgan Stanley & Co. LLC	7/19/24	CHF	8,000	USD	8,909	14
Morgan Stanley & Co. LLC	7/19/24	CAD	828,422	USD	607,038	(1,252)
Morgan Stanley & Co. LLC	7/19/24	NZD	48,000	USD	29,332	(96)
Morgan Stanley & Co. LLC	7/19/24	JPY	690,424,289	USD	4,468,321	(165,948)
Morgan Stanley & Co. LLC	7/19/24	USD	41,324	NOK	446,508	(514)
Morgan Stanley & Co. LLC	7/19/24	USD	29,123	CAD	40,000	(128)
Morgan Stanley & Co. LLC	8/09/24	USD	377,418	CLP	348,028,000	7,685
Royal Bank of Canada	7/12/24	MXN	24,752,670	USD	1,444,740	(93,782)
Royal Bank of Canada	7/19/24	NOK	4,253,000	USD	392,640	5,868
Royal Bank of Canada	7/19/24	AUD	73,598	USD	47,803	1,316
Royal Bank of Canada	7/19/24	CHF	51,000	USD	56,690	191
Royal Bank of Canada	7/19/24	USD	4,520,904	CAD	6,231,930	(36,218)
Royal Bank of Canada	7/19/24	USD	408,984	NOK	4,283,000	7,665
Royal Bank of Canada	7/19/24	JPY	120,165,000	USD	780,535	(31,728)
State Street Bank and Trust	7/12/24	HUF	79,390,319	USD	223,196	(8,020)
State Street Bank and Trust	7/12/24	ZAR	6,996,636	USD	378,821	5,458
State Street Bank and Trust	7/12/24	USD	232,909	MXN	4,031,089	12,899
State Street Bank and Trust	7/19/24	AUD	246,655	USD	162,235	2,383
State Street Bank and Trust	7/19/24	CAD	592,419	USD	433,656	(447)
State Street Bank and Trust	7/19/24	USD	1,496,973	NZD	2,486,302	(17,437)
State Street Bank and Trust	7/19/24	USD	2,808,431	AUD	4,363,819	(103,988)
State Street Bank and Trust	7/19/24	JPY	72,282,359	USD	451,695	(1,268)
State Street Bank and Trust	7/19/24	USD	13,024,793	JPY	1,967,336,818	765,350
State Street Bank and Trust	8/23/24	EUR	2,236,029	USD	2,433,827	(33,239)
State Street Bank and Trust	8/23/24	USD	2,234,253	GBP	1,755,768	13,980
State Street Bank and Trust	8/30/24	USD	2,289,637	SEK	24,270,842	(7,072)
State Street Bank and Trust	9/13/24	USD	1,321,083	CNY	9,569,734	(6,396)
UBS AG	7/05/24	USD	205,679	PEN	762,327	7,337
UBS AG	7/12/24	USD	261,950	HUF	94,543,000	5,704
UBS AG	7/19/24	CHF	195,000	USD	213,534	3,949
UBS AG	7/19/24	USD	21,964	CAD	30,000	26
UBS AG	7/19/24	AUD	1,092,378	USD	726,202	2,852
UBS AG	7/19/24	USD	13,125,653	JPY	1,985,927,433	750,362
UBS AG	7/19/24	USD	2,257,009	CHF	2,034,000	(11,510)
UBS AG	8/23/24	EUR	973,756	USD	1,062,245	(16,826)
UBS AG	8/23/24	USD	61,583,352	EUR	56,429,582	1,000,869
UBS AG	9/06/24	USD	249,636	THB	9,070,513	1,154
UBS AG	9/20/24	USD	526,373	EUR	489,976	(375)
						$2,635,756

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
EURO-SCHATZ	9/06/24	3	$338,300	$1,298
Euro-BOBL	9/06/24	10	1,237,710	9,305
Euro-OAT	9/06/24	21	2,788,640	(19,676)
Korea 10 Year Bond	9/13/24	52	4,312,348	17,648
Australia 3 Year Bond	9/16/24	13	917,232	(2,679)
U.S. Treasury Note 10 Year	9/19/24	40	4,395,057	4,318
U.S. Treasury Ultra Bond	9/19/24	134	16,608,862	187,201
U.S. Treasury Note 5 Year	9/30/24	289	30,674,174	126,904
				$324,319
Short
Euro-BTP	9/06/24	3	$(370,694)	$284
Euro-Bund	9/06/24	9	(1,275,691)	7,064
Mini 10 Year Japanese Government Bond	9/11/24	3	(267,003)	865
Korea 3 Year Bond	9/13/24	31	(2,363,262)	(5,935)
Australia 10 Year Bond	9/16/24	2	(151,765)	241
U.S. Treasury Long Bond	9/19/24	10	(1,171,345)	(11,780)
U.S. Treasury Ultra 10 Year	9/19/24	293	(32,918,279)	(346,377)
UK Long Gilt	9/26/24	23	(2,805,152)	(31,626)
U.S. Treasury Note 2 Year	9/30/24	48	(9,773,181)	(29,319)
				$(416,583)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Series 41†	1.000%	Quarterly	6/20/29	EUR	8,100,000	$(153,395)	$(188,076)	$34,681
iTraxx Europe Series 41†	1.000%	Quarterly	6/20/29	EUR	5,120,000	(96,961)	(97,976)	1,015
Bombardier, Inc.	5.000%	Quarterly	6/20/28	USD	390,000	(48,488)	(15,794)	(32,694)
						$(298,844)	$(301,846)	$3,002

OTC Credit Default Swaps-Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	4,189,000	$73,922	$111,752	$(37,830)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	929,000	16,394	24,856	(8,462)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	97,000	1,712	2,596	(884)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	677,000	11,947	16,373	(4,426)
CMBX.NA.AAA Series 15†	0.500%	Monthly	Morgan Stanley & Co. LLC	11/18/64	USD	585,000	10,323	14,914	(4,591)
							$114,298	$170,491	$(56,193)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	5.000%	Quarterly	12/20/28	BBB-*	EUR	220,000	$38,461	$33,780	$4,681
CDX.NA.HY Series 42†	5.000%	Quarterly	6/20/29	Not Rated	USD	1,404,000	88,066	99,403	(11,337)
CDX.NA.IG Series 42†	1.000%	Quarterly	6/20/29	Not Rated	USD	33,361,000	686,969	713,514	(26,545)
Republic of Mexico	1.000%	Quarterly	6/20/29	BBB*	USD	2,818,000	(12,461)	(651)	(11,810)
Freeport McMoran, Inc.	1.000%	Quarterly	6/20/29	BBB*	USD	787,000	5,297	(711)	6,008
Republic of Mexico	1.000%	Quarterly	6/20/29	BBB*	USD	6,433,000	(1,800)	18,788	(20,588)
							$804,532	$864,123	$(59,591)

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/24	USD	151,000	$617	$(4,578)	$5,195
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/24	USD	303,000	1,238	(9,187)	10,425
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/24	USD	152,000	621	(10,490)	11,111
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/29	USD	225,000	1,289	(11,045)	12,334
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BBB-*	12/20/29	USD	225,000	1,290	(11,239)	12,529
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BBB-*	12/20/24	USD	450,000	1,839	(2,504)	4,343
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BBB-*	6/20/25	USD	150,000	1,173	(9,034)	10,207
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BBB-*	6/20/25	USD	75,000	587	(4,349)	4,936
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BBB-*	12/20/25	USD	300,000	2,986	(281)	3,267
Republic of Vietnam	1.000%	Quarterly	Goldman Sachs International	BB+*	6/20/26	USD	550,000	3,742	4,327	(585)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB-*	12/20/24	USD	134,000	547	(993)	1,540
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB-*	6/20/25	USD	94,000	735	(4,498)	5,233
								$16,664	$(63,871)	$80,535

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.579%	Quarterly	5/15/28	CNY	4,373,000	$16,213	$—	$16,213
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.568%	Quarterly	5/16/28	CNY	3,429,000	12,516	—	12,516
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.476%	Quarterly	6/01/28	CNY	20,850,000	65,678	—	65,678
6-Month EURIBOR	Semi-Annually	Fixed 3.155%	Annually	4/02/26	EUR	3,835,000	(9,607)	—	(9,607)
6-Month EURIBOR	Semi-Annually	Fixed 3.220%	Annually	4/16/26	EUR	7,725,000	(9,198)	—	(9,198)
6-Month EURIBOR	Semi-Annually	Fixed 3.380%	Annually	5/03/26	EUR	1,250,000	2,821	—	2,821
Fixed 2.059%	Annually	Eurozone Consumer Price Index	Semi Annually	5/15/26	EUR	3,350,000	(3,955)	—	(3,955)
6-Month EURIBOR	Semi-Annually	Fixed 3.367%	Annually	9/21/28	EUR	4,015,000	72,666	—	72,666
6-Month EURIBOR	Semi-Annually	Fixed 2.807%	Annually	3/04/29	EUR	2,007,000	(4,716)	167	(4,883)
6-Month EURIBOR	Semi-Annually	Fixed 2.638%	Annually	12/16/29	EUR	1,275,000	(15,862)	—	(15,862)
Fixed 2.953%	Annually	6-Month EURIBOR	Semi-Annually	9/21/53	EUR	590,000	(49,129)	—	(49,129)
Fixed 2.427%	Annually	6-Month EURIBOR	Semi-Annually	3/05/54	EUR	220,000	6,079	—	6,079
Fixed 4.225%	Annually	GBP-SONIA	Annually	6/19/27	GBP	3,150,000	5,594	(107)	5,701
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.390%	Semi-Annually	5/28/29	INR	48,863,000	(1,034)	—	(1,034)
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.387%	Semi-Annually	5/28/29	INR	46,947,000	(1,066)	—	(1,066)
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.378%	Semi-Annually	5/28/29	INR	47,190,000	(148,502)	—	(148,502)
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.576%	Semi-Annually	4/19/31	INR	14,191,000	1,170	—	1,170
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.350%	Semi-Annually	6/20/31	INR	55,000,000	(3,317)	—	(3,317)
Fixed 0.418%	Annually	JPY-TONAR	Annually	8/10/28	JPY	446,535,000	22,671	—	22,671
Fixed 0.602%	Annually	JPY-TONAR	Annually	5/02/29	JPY	69,900,000	1,461	—	1,461
							$(39,517)	$60	$(39,577)
*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.0%
Communication Services — 8.3%
Alphabet, Inc. Class A	369,874	$67,372,550
Alphabet, Inc. Class C	207,017	37,971,058
AT&T, Inc.	79,657	1,522,245
Charter Communications, Inc. Class A (a)	1,084	324,073
Comcast Corp. Class A	165,137	6,466,765
Electronic Arts, Inc.	31,723	4,419,965
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (b) (c) (d)	3,487	2,103,358
Fox Corp. Class A	2,593	89,121
Fox Corp. Class B	1,383	44,284
Interpublic Group of Cos., Inc.	4,196	122,062
Live Nation Entertainment, Inc. (a)	1,558	146,047
Match Group, Inc. (a)	2,948	89,560
Meta Platforms, Inc. Class A	99,963	50,403,344
Netflix, Inc. (a)	34,093	23,008,684
News Corp. Class A	4,138	114,085
News Corp. Class B	1,170	33,216
Omnicom Group, Inc.	2,186	196,084
Paramount Global Class B	5,179	53,810
Pinterest, Inc. Class A (a)	81,411	3,587,783
Spotify Technology SA (a)	15,795	4,956,313
T-Mobile US, Inc.	86,433	15,227,766
Take-Two Interactive Software, Inc. (a)	1,789	278,172
Verizon Communications, Inc.	46,773	1,928,918
Walt Disney Co.	20,259	2,011,516
Warner Bros Discovery, Inc. (a)	24,488	182,191
		222,652,970
Consumer Discretionary — 8.9%
Airbnb, Inc. Class A (a)	4,900	742,987
Amazon.com, Inc. (a)	561,730	108,554,322
Aptiv PLC (a)	3,091	217,668
AutoZone, Inc. (a)	2,335	6,921,173
Bath & Body Works, Inc.	2,471	96,493
Best Buy Co., Inc.	2,170	182,909
Booking Holdings, Inc.	3,486	13,809,789
BorgWarner, Inc.	2,496	80,471
Caesars Entertainment, Inc. (a)	2,338	92,912
CarMax, Inc. (a)	1,728	126,732
Carnival Corp. (a)	11,384	213,108
Chipotle Mexican Grill, Inc. (a)	116,063	7,271,347
Cie Financiere Richemont SA Registered Class A	34,049	5,313,986
Coupang, Inc. (a)	220,345	4,616,228
Darden Restaurants, Inc.	1,318	199,440
Deckers Outdoor Corp. (a)	285	275,866

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Domino's Pizza, Inc.	385	$198,787
DR Horton, Inc.	3,286	463,096
eBay, Inc.	5,701	306,258
Etsy, Inc. (a)	1,295	76,379
Expedia Group, Inc. (a)	1,439	181,300
Ferrari NV	7,581	3,095,853
Floor & Decor Holdings, Inc. Class A (a) (e)	15,554	1,546,223
Ford Motor Co.	43,494	545,415
Garmin Ltd.	1,731	282,015
General Motors Co.	12,855	597,243
Genuine Parts Co.	1,552	214,673
Hasbro, Inc.	1,413	82,660
Hilton Worldwide Holdings, Inc.	34,314	7,487,315
Home Depot, Inc.	21,891	7,535,758
Las Vegas Sands Corp.	4,073	180,230
Lennar Corp. Class A	2,714	406,747
LKQ Corp.	2,930	121,859
Lowe's Cos., Inc.	6,357	1,401,464
Lululemon Athletica, Inc. (a)	1,270	379,349
Marriott International, Inc. Class A	2,663	643,834
McDonald's Corp.	53,480	13,628,843
MGM Resorts International (a)	2,760	122,654
Mohawk Industries, Inc. (a)	567	64,406
NIKE, Inc. Class B	13,454	1,014,028
Norwegian Cruise Line Holdings Ltd. (a)	115,801	2,175,901
NVR, Inc. (a)	35	265,600
O'Reilly Automotive, Inc. (a)	4,491	4,742,765
Pool Corp.	425	130,615
PulteGroup, Inc.	2,327	256,203
Ralph Lauren Corp.	419	73,350
Rivian Automotive, Inc. Class A (a) (e)	306,967	4,119,497
Ross Stores, Inc.	3,720	540,590
Royal Caribbean Cruises Ltd. (a)	2,680	427,272
Service Corp. International	15,559	1,106,712
Starbucks Corp.	41,448	3,226,727
Tapestry, Inc.	2,496	106,804
Tesla, Inc. (a)	82,800	16,384,464
TJX Cos., Inc.	70,695	7,783,519
Tractor Supply Co.	24,566	6,632,820
Ulta Beauty, Inc. (a)	536	206,826
Wynn Resorts Ltd.	1,037	92,811
Yum! Brands, Inc.	3,189	422,415
		237,986,711
Consumer Staples — 5.5%
Altria Group, Inc.	19,068	868,547
Archer-Daniels-Midland Co.	5,570	336,707
Brown-Forman Corp. Class B	1,965	84,868
Bunge Global SA	1,600	170,832
Campbell Soup Co.	2,139	96,661
Church & Dwight Co., Inc.	2,706	280,558
Clorox Co.	1,370	186,964
Coca-Cola Co.	340,014	21,641,891
Colgate-Palmolive Co.	182,037	17,664,871
Conagra Brands, Inc.	5,259	149,461
Constellation Brands, Inc. Class A	1,785	459,245
Costco Wholesale Corp.	4,929	4,189,601
Dollar General Corp.	44,389	5,869,558

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	50,508	$5,392,739
Estee Lauder Cos., Inc. Class A	2,649	281,854
General Mills, Inc.	6,256	395,755
Hershey Co.	1,634	300,378
Hormel Foods Corp.	3,164	96,470
J. M. Smucker Co.	1,162	126,705
Kellanova	2,906	167,618
Kenvue, Inc.	1,103,407	20,059,939
Keurig Dr Pepper, Inc.	253,485	8,466,399
Kimberly-Clark Corp.	3,735	516,177
Kraft Heinz Co.	8,736	281,474
Kroger Co.	7,516	375,274
Lamb Weston Holdings, Inc.	1,581	132,931
McCormick & Co., Inc.	2,777	197,000
Molson Coors Beverage Co. Class B	2,024	102,880
Mondelez International, Inc. Class A	69,476	4,546,509
Monster Beverage Corp. (a)	7,861	392,657
PepsiCo, Inc.	15,279	2,519,965
Philip Morris International, Inc.	17,273	1,750,273
Procter & Gamble Co.	140,773	23,216,283
Sysco Corp.	5,519	394,001
Target Corp.	29,425	4,356,077
Tyson Foods, Inc. Class A	3,157	180,391
Walgreens Boots Alliance, Inc.	7,846	94,897
Walmart, Inc.	307,183	20,799,361
		147,143,771
Energy — 4.9%
APA Corp.	3,951	116,317
Baker Hughes Co.	11,059	388,945
Chesapeake Energy Corp. (e)	60,357	4,960,742
Chevron Corp.	57,902	9,057,031
ConocoPhillips	179,613	20,544,135
Coterra Energy, Inc.	8,322	221,948
Devon Energy Corp.	6,999	331,753
Diamondback Energy, Inc.	54,026	10,815,465
EOG Resources, Inc.	6,379	802,925
EQT Corp.	402,357	14,879,162
Exxon Mobil Corp.	129,043	14,855,430
Halliburton Co.	388,745	13,131,806
Hess Corp.	10,197	1,504,261
Kinder Morgan, Inc.	120,489	2,394,116
Marathon Oil Corp.	6,446	184,807
Marathon Petroleum Corp.	3,911	678,480
Occidental Petroleum Corp.	7,468	470,708
ONEOK, Inc.	6,474	527,955
Phillips 66	4,705	664,205
Range Resources Corp.	288,555	9,675,249
Schlumberger NV	387,319	18,273,710
Targa Resources Corp.	2,471	318,215
TechnipFMC PLC	72,564	1,897,549
Valero Energy Corp.	3,684	577,504
Williams Cos., Inc.	76,903	3,268,378
		130,540,796
Financials — 13.5%
Aflac, Inc.	5,825	520,231

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Allstate Corp.	80,147	$12,796,270
American Express Co.	70,706	16,371,974
American International Group, Inc.	7,477	555,092
Ameriprise Financial, Inc.	1,119	478,026
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $423,859) (a) (b) (c) (d)	423,859	427,504
Aon PLC Class A	2,413	708,409
Arch Capital Group Ltd. (a)	4,214	425,150
Arthur J Gallagher & Co.	2,457	637,125
Assurant, Inc.	566	94,098
Bank of America Corp.	518,391	20,616,410
Bank of New York Mellon Corp.	8,425	504,573
Berkshire Hathaway, Inc. Class B (a)	88,471	35,990,003
BlackRock, Inc.	1,551	1,221,133
Blackstone, Inc.	7,935	982,353
Brown & Brown, Inc.	2,612	233,539
Capital One Financial Corp.	4,238	586,751
Cboe Global Markets, Inc.	1,167	198,460
Charles Schwab Corp.	285,433	21,033,558
Chubb Ltd.	29,350	7,486,598
Cincinnati Financial Corp.	1,734	204,785
Citigroup, Inc.	136,346	8,652,517
Citizens Financial Group, Inc.	5,141	185,230
CME Group, Inc.	25,631	5,039,055
Corebridge Financial, Inc.	104,543	3,044,292
Corpay, Inc. (a)	11,604	3,091,422
Discover Financial Services	2,844	372,024
East West Bancorp, Inc.	21,282	1,558,481
Everest Group Ltd.	479	182,509
FactSet Research Systems, Inc.	420	171,473
Fidelity National Information Services, Inc.	6,267	472,281
Fifth Third Bancorp	7,709	281,301
Fiserv, Inc. (a)	144,898	21,595,598
Franklin Resources, Inc.	3,241	72,436
Global Payments, Inc.	2,875	278,013
Globe Life, Inc.	926	76,191
Goldman Sachs Group, Inc.	32,829	14,849,213
Hartford Financial Services Group, Inc.	3,275	329,269
Huntington Bancshares, Inc.	459,844	6,060,744
Intercontinental Exchange, Inc.	6,368	871,716
Invesco Ltd.	4,842	72,436
Jack Henry & Associates, Inc.	799	132,650
JP Morgan Chase & Co.	211,099	42,696,884
KeyCorp.	153,051	2,174,855
KKR & Co., Inc.	7,388	777,513
Loews Corp.	2,002	149,629
LPL Financial Holdings, Inc.	17,126	4,783,292
M&T Bank Corp.	1,880	284,557
MarketAxess Holdings, Inc.	410	82,217
Marsh & McLennan Cos., Inc.	29,303	6,174,728
Mastercard, Inc. Class A	44,272	19,531,036
MetLife, Inc.	204,716	14,369,016
Moody's Corp.	1,743	733,681
Morgan Stanley	13,901	1,351,038
MSCI, Inc.	879	423,458
Nasdaq, Inc.	4,207	253,514
Northern Trust Corp.	2,263	190,047
PayPal Holdings, Inc. (a)	11,609	673,670

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PNC Financial Services Group, Inc.	15,893	$2,471,044
Principal Financial Group, Inc.	2,421	189,927
Progressive Corp.	56,100	11,652,531
Prudential Financial, Inc.	3,981	466,533
Raymond James Financial, Inc.	2,083	257,480
Regions Financial Corp.	10,200	204,408
S&P Global, Inc.	3,557	1,586,422
State Street Corp.	3,343	247,382
Synchrony Financial	4,492	211,977
T. Rowe Price Group, Inc.	2,481	286,084
Travelers Cos., Inc.	38,417	7,811,713
Truist Financial Corp.	14,844	576,689
US Bancorp	17,318	687,525
Visa, Inc. Class A	161,892	42,491,793
W. R. Berkley Corp.	2,232	175,391
Wells Fargo & Co.	129,770	7,707,040
Willis Towers Watson PLC	1,132	296,742
		361,430,709
Health Care — 12.8%
Abbott Laboratories	19,331	2,008,684
AbbVie, Inc.	57,018	9,779,727
Agilent Technologies, Inc.	3,248	421,038
Align Technology, Inc. (a)	788	190,247
Amgen, Inc.	19,660	6,142,767
Argenx SE ADR (a)	9,161	3,939,596
AstraZeneca PLC Sponsored ADR	163,156	12,724,536
Baxter International, Inc.	5,606	187,521
Becton Dickinson & Co.	3,207	749,508
Bio-Rad Laboratories, Inc. Class A (a)	224	61,177
Bio-Techne Corp.	1,724	123,525
Biogen, Inc. (a)	1,647	381,808
Boston Scientific Corp. (a)	16,330	1,257,573
Bristol-Myers Squibb Co.	62,983	2,615,684
Cardinal Health, Inc.	2,695	264,972
Catalent, Inc. (a)	1,972	110,886
Cencora, Inc.	84,631	19,067,364
Centene Corp. (a)	5,913	392,032
Charles River Laboratories International, Inc. (a)	562	116,098
Cigna Group	35,744	11,815,894
The Cooper Cos., Inc.	2,195	191,624
CVS Health Corp.	13,936	823,060
Danaher Corp.	57,775	14,435,084
DaVita, Inc. (a)	583	80,786
Dexcom, Inc. (a)	4,410	500,006
Edwards Lifesciences Corp. (a)	6,686	617,586
Elevance Health, Inc.	56,629	30,684,990
Eli Lilly & Co.	49,619	44,924,050
GE HealthCare Technologies, Inc. (a)	44,703	3,483,258
Gilead Sciences, Inc.	13,833	949,082
HCA Healthcare, Inc.	15,446	4,962,491
Henry Schein, Inc. (a)	1,416	90,766
Hologic, Inc. (a)	36,710	2,725,717
Humana, Inc.	1,357	507,043
IDEXX Laboratories, Inc. (a)	3,315	1,615,068
Incyte Corp. (a)	1,719	104,206
Insulet Corp. (a)	766	154,579
Intuitive Surgical, Inc. (a)	30,015	13,352,173

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
IQVIA Holdings, Inc. (a)	2,020	$427,109
Johnson & Johnson	153,494	22,434,683
Labcorp Holdings, Inc.	936	190,485
Legend Biotech Corp. ADR (a)	32,150	1,423,924
McKesson Corp.	1,444	843,354
Medtronic PLC	14,748	1,160,815
Merck & Co., Inc.	144,917	17,940,725
Mettler-Toledo International, Inc. (a)	3,347	4,677,734
Moderna, Inc. (a)	3,763	446,856
Molina Healthcare, Inc. (a)	15,588	4,634,312
Pfizer, Inc.	62,962	1,761,677
Quest Diagnostics, Inc.	1,221	167,130
Regeneron Pharmaceuticals, Inc. (a)	1,179	1,239,164
ResMed, Inc.	1,671	319,863
Revvity, Inc.	55,014	5,768,768
Solventum Corp. (a)	1,502	79,426
STERIS PLC	1,093	239,957
Stryker Corp.	13,855	4,714,164
Teleflex, Inc.	512	107,689
Tenet Healthcare Corp. (a)	54,804	7,290,576
Thermo Fisher Scientific, Inc.	45,371	25,090,163
UnitedHealth Group, Inc.	86,814	44,210,898
Universal Health Services, Inc. Class B	666	123,163
Vertex Pharmaceuticals, Inc. (a)	3,727	1,746,919
Viatris, Inc.	13,174	140,040
Waters Corp. (a)	653	189,448
West Pharmaceutical Services, Inc.	820	270,100
Zimmer Biomet Holdings, Inc.	2,316	251,355
Zoetis, Inc.	5,067	878,415
		341,321,118
Industrials — 9.6%
3M Co.	6,140	627,447
A.O. Smith Corp.	1,342	109,749
Airbus SE	20,306	2,799,906
Allegion PLC	960	113,424
American Airlines Group, Inc. (a) (e)	7,126	80,738
AMETEK, Inc.	90,982	15,167,609
Automatic Data Processing, Inc.	4,545	1,084,846
Axon Enterprise, Inc. (a)	799	235,098
Boeing Co. (a)	22,583	4,110,332
Booz Allen Hamilton Holding Corp.	32,066	4,934,957
Broadridge Financial Solutions, Inc.	22,445	4,421,665
Builders FirstSource, Inc. (a)	1,365	188,930
C.H. Robinson Worldwide, Inc.	1,271	112,000
Carrier Global Corp.	9,296	586,392
Caterpillar, Inc.	5,433	1,809,732
Cintas Corp.	957	670,149
Copart, Inc. (a)	9,704	525,569
CSX Corp.	546,484	18,279,890
Cummins, Inc.	45,997	12,737,949
Dayforce, Inc. (a) (e)	1,700	84,320
Deere & Co.	23,460	8,765,360
Delta Air Lines, Inc.	7,277	345,221
Dover Corp.	52,833	9,533,715
Eaton Corp. PLC	4,441	1,392,476
Emerson Electric Co.	6,349	699,406
Equifax, Inc.	1,403	340,171

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	1,604	$200,163
Fastenal Co.	6,345	398,720
FedEx Corp.	21,052	6,312,232
Ferguson PLC	17,418	3,372,996
Fortive Corp.	3,993	295,881
GE Vernova, Inc. (a)	13,917	2,386,905
Generac Holdings, Inc. (a)	667	88,191
General Dynamics Corp.	50,021	14,513,093
General Electric Co.	63,691	10,124,958
Honeywell International, Inc.	59,007	12,600,355
Howmet Aerospace, Inc.	4,294	333,343
Hubbell, Inc.	594	217,095
Huntington Ingalls Industries, Inc.	432	106,415
IDEX Corp.	20,702	4,165,242
Illinois Tool Works, Inc.	3,013	713,960
Ingersoll Rand, Inc.	48,871	4,439,442
Jacobs Solutions, Inc.	1,386	193,638
JB Hunt Transport Services, Inc.	897	143,520
Johnson Controls International PLC	7,590	504,507
L3Harris Technologies, Inc.	33,906	7,614,609
Leidos Holdings, Inc.	1,520	221,738
Lockheed Martin Corp.	2,372	1,107,961
Masco Corp.	2,420	161,341
Nordson Corp.	597	138,468
Norfolk Southern Corp.	25,750	5,528,267
Northrop Grumman Corp.	1,544	673,107
Old Dominion Freight Line, Inc.	68,898	12,167,387
Otis Worldwide Corp.	4,482	431,437
PACCAR, Inc.	5,816	598,699
Parker-Hannifin Corp.	9,527	4,818,852
Paychex, Inc.	3,551	421,007
Paycom Software, Inc.	521	74,524
Pentair PLC	1,816	139,233
Quanta Services, Inc.	1,649	418,994
Republic Services, Inc.	47,408	9,213,271
Rockwell Automation, Inc.	44,535	12,259,595
Rollins, Inc.	3,081	150,322
RTX Corp.	14,771	1,482,861
Siemens AG Registered	29,731	5,529,643
Snap-on, Inc.	580	151,606
Southwest Airlines Co.	6,574	188,082
Stanley Black & Decker, Inc.	1,683	134,455
Textron, Inc.	2,162	185,629
Trane Technologies PLC	2,513	826,601
TransDigm Group, Inc.	622	794,673
Uber Technologies, Inc. (a)	138,876	10,093,508
Union Pacific Corp.	43,413	9,822,625
United Airlines Holdings, Inc. (a)	3,617	176,003
United Parcel Service, Inc. Class B	8,101	1,108,622
United Rentals, Inc.	739	477,933
Veralto Corp.	2,425	231,515
Verisk Analytics, Inc.	1,607	433,167
W.W. Grainger, Inc.	485	437,586
Waste Management, Inc.	4,053	864,667
Westinghouse Air Brake Technologies Corp.	95,509	15,095,197
Xylem, Inc.	2,738	371,355
		255,412,247

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 30.4%
Accenture PLC Class A	19,642	$5,959,579
Adobe, Inc. (a)	21,866	12,147,438
Advanced Micro Devices, Inc. (a)	49,480	8,026,151
Akamai Technologies, Inc. (a)	1,661	149,623
Amphenol Corp. Class A	193,622	13,044,314
Analog Devices, Inc.	63,049	14,391,565
ANSYS, Inc. (a)	989	317,963
Apple, Inc.	735,417	154,893,528
Applied Materials, Inc.	59,744	14,098,987
Arista Networks, Inc. (a)	2,818	987,653
ASML Holding NV	11,249	11,504,690
Atlassian Corp. Class A (a)	26,804	4,741,091
Autodesk, Inc. (a)	22,124	5,474,584
Broadcom, Inc.	7,642	12,269,460
Cadence Design Systems, Inc. (a)	3,021	929,713
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (a) (b) (c) (d)	512	546,130
CDW Corp.	1,524	341,132
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (b) (c) (d)	1,177	211,107
Cisco Systems, Inc.	44,996	2,137,760
Cognizant Technology Solutions Corp. Class A	5,508	374,544
Corning, Inc.	8,742	339,627
Crowdstrike Holdings, Inc. Class A (a)	2,561	981,350
Dynatrace, Inc. (a)	57,594	2,576,756
Enphase Energy, Inc. (a)	1,495	149,066
EPAM Systems, Inc. (a)	631	118,697
F5, Inc. (a)	642	110,572
Fair Isaac Corp. (a)	273	406,404
First Solar, Inc. (a)	1,213	273,483
Fortinet, Inc. (a)	127,734	7,698,528
Gartner, Inc. (a)	860	386,192
Gen Digital, Inc.	6,134	153,227
GoDaddy, Inc. Class A (a)	1,587	221,720
Hewlett Packard Enterprise Co.	14,651	310,162
HP, Inc.	9,558	334,721
Intel Corp.	317,183	9,823,157
International Business Machines Corp.	10,206	1,765,128
Intuit, Inc.	19,398	12,748,560
Jabil, Inc.	1,404	152,741
Juniper Networks, Inc.	3,520	128,339
Keysight Technologies, Inc. (a)	84,809	11,597,631
KLA Corp.	11,409	9,406,835
Lam Research Corp.	10,029	10,679,381
Microchip Technology, Inc.	5,994	548,451
Micron Technology, Inc.	105,054	13,817,753
Microsoft Corp.	417,020	186,387,089
MongoDB, Inc. (a)	3,067	766,627
Monolithic Power Systems, Inc.	545	447,816
Motorola Solutions, Inc.	1,852	714,965
NetApp, Inc.	2,325	299,460
NVIDIA Corp.	1,365,236	168,661,255
NXP Semiconductors NV	31,324	8,428,975
ON Semiconductor Corp. (a)	4,857	332,947
Oracle Corp.	17,717	2,501,640
Palo Alto Networks, Inc. (a)	3,589	1,216,707
PTC, Inc. (a)	1,322	240,168
Qorvo, Inc. (a)	1,051	121,958
QUALCOMM, Inc.	44,117	8,787,224

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Roper Technologies, Inc.	10,562	$5,953,377
Salesforce, Inc.	25,839	6,643,207
Seagate Technology Holdings PLC	2,201	227,297
ServiceNow, Inc. (a)	18,031	14,184,447
Shopify, Inc. Class A (a)	106,509	7,034,919
Skyworks Solutions, Inc.	1,762	187,794
Snowflake, Inc. Class A (a)	11,316	1,528,678
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (b) (c) (d)	18,846	489,996
Super Micro Computer, Inc. (a)	559	458,017
Synopsys, Inc. (a)	12,194	7,256,162
Taiwan Semiconductor Manufacturing Co. Ltd.	154,000	4,580,192
TE Connectivity Ltd.	98,770	14,857,971
Teledyne Technologies, Inc. (a)	15,854	6,151,035
Teradyne, Inc.	1,772	262,770
Texas Instruments, Inc.	75,514	14,689,738
Trimble, Inc. (a)	2,734	152,885
Tyler Technologies, Inc. (a)	482	242,340
VeriSign, Inc. (a)	969	172,288
Western Digital Corp. (a)	3,706	280,804
Zebra Technologies Corp. Class A (a)	565	174,545
		811,710,786
Materials — 2.6%
Air Products & Chemicals, Inc.	2,466	636,351
Albemarle Corp. (e)	1,293	123,507
Amcor PLC	15,904	155,541
Avery Dennison Corp.	890	194,599
Ball Corp.	3,490	209,470
Celanese Corp.	1,104	148,919
CF Industries Holdings, Inc.	2,101	155,726
Corteva, Inc.	7,725	416,686
Dow, Inc.	7,794	413,472
DuPont de Nemours, Inc.	4,710	379,108
Eastman Chemical Co.	1,285	125,891
Ecolab, Inc.	2,820	671,160
FMC Corp.	1,354	77,923
Franco-Nevada Corp.	26,163	3,100,839
Freeport-McMoRan, Inc.	132,496	6,439,306
International Flavors & Fragrances, Inc.	2,829	269,349
International Paper Co.	298,165	12,865,820
Linde PLC (LIN US)	40,902	17,948,207
LyondellBasell Industries NV Class A	2,899	277,318
Martin Marietta Materials, Inc.	13,647	7,393,945
Mosaic Co.	118,160	3,414,824
Newmont Corp. (NEM US)	12,791	535,559
Nucor Corp.	2,701	426,974
Nutrien Ltd.	23,973	1,220,465
Packaging Corp. of America	979	178,726
PPG Industries, Inc.	2,607	328,195
Sherwin-Williams Co.	2,590	772,934
Southern Copper Corp.	59,513	6,411,931
Steel Dynamics, Inc.	1,681	217,689
Vulcan Materials Co.	1,466	364,565
Westrock Co.	2,821	141,783
Wheaton Precious Metals Corp.	64,368	3,374,171
		69,390,953

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 1.3%
Alexandria Real Estate Equities, Inc.	1,740	$203,528
American Tower Corp.	5,185	1,007,860
AvalonBay Communities, Inc.	1,615	334,127
Boston Properties, Inc.	1,570	96,649
Camden Property Trust	1,169	127,550
CBRE Group, Inc. Class A (a)	3,385	301,637
CoStar Group, Inc. (a)	4,639	343,935
Crown Castle, Inc.	4,817	470,621
Digital Realty Trust, Inc.	3,599	547,228
Equinix, Inc.	1,063	804,266
Equity LifeStyle Properties, Inc.	56,767	3,697,235
Equity Residential	3,822	265,017
Essex Property Trust, Inc.	708	192,718
Extra Space Storage, Inc.	2,402	373,295
Federal Realty Investment Trust	795	80,271
Healthpeak Properties, Inc.	7,778	152,449
Host Hotels & Resorts, Inc.	7,742	139,201
Invitation Homes, Inc.	6,359	228,224
Iron Mountain, Inc.	3,326	298,076
Kimco Realty Corp.	7,306	142,175
Mid-America Apartment Communities, Inc.	1,285	183,254
Prologis, Inc.	28,610	3,213,189
Public Storage	43,604	12,542,691
Realty Income Corp.	9,658	510,135
Regency Centers Corp.	1,790	111,338
SBA Communications Corp.	1,193	234,186
Simon Property Group, Inc.	3,616	548,909
UDR, Inc.	3,314	136,371
Ventas, Inc.	4,561	233,797
VICI Properties, Inc.	11,761	336,835
Welltower, Inc.	6,636	691,803
Weyerhaeuser Co.	177,756	5,046,493
		33,595,063
Utilities — 1.2%
AES Corp.	8,122	142,704
Alliant Energy Corp.	2,802	142,622
Ameren Corp.	78,679	5,594,864
American Electric Power Co., Inc.	5,846	512,928
American Water Works Co., Inc.	2,159	278,856
Atmos Energy Corp.	25,341	2,956,028
CenterPoint Energy, Inc.	7,275	225,379
CMS Energy Corp.	3,399	202,342
Consolidated Edison, Inc.	3,924	350,884
Constellation Energy Corp.	17,423	3,489,304
Dominion Energy, Inc.	9,293	455,357
DTE Energy Co.	2,287	253,880
Duke Energy Corp.	8,568	858,771
Edison International	4,364	313,379
Entergy Corp.	2,425	259,475
Evergy, Inc.	2,521	133,537
Eversource Energy	4,004	227,067
Exelon Corp.	11,302	391,162
FirstEnergy Corp.	5,711	218,560
NextEra Energy, Inc.	60,665	4,295,689
NiSource, Inc.	5,124	147,622

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NRG Energy, Inc.	2,348	$182,815
PG&E Corp.	23,686	413,558
Pinnacle West Capital Corp.	1,232	94,100
PPL Corp.	8,154	225,458
Public Service Enterprise Group, Inc.	5,521	406,898
Sempra	7,134	542,612
Southern Co.	12,142	941,855
Vistra Corp.	3,679	316,320
WEC Energy Group, Inc.	3,591	281,750
Xcel Energy, Inc.	113,493	6,061,661
		30,917,437

TOTAL COMMON STOCK (Cost $2,152,842,507)		2,642,102,561

PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.1%
GM Cruise Holdings LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (b) (c) (d)	50,500	294,920
GM Cruise Holdings LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (b) (c) (d)	37,186	217,166
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $1,236,023) (a) (b) (c) (d)	94,681	387,245
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977) (a) (b) (c) (d)	23,409	95,743
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (b) (c) (d)	18,286	415,458
Waymo LLC., Series A-2 (Acquired 5/08/20, Cost $748,934) (a) (b) (c) (d)	8,722	538,147
		1,948,679
Health Care — 0.1%
Sartorius AG 0.340%	11,134	2,609,476
Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (b) (c) (d)	18,438	360,533
Information Technology — 0.0%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (a) (b) (c) (d)	29	30,933
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (a) (b) (c) (d)	8	8,533
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (b) (c) (d)	3,533	633,679
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (b) (c) (d)	6,038	290,186
		963,331
Materials — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $1,059,705) (a) (b) (c) (d)	22,355	1,151,730

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Redwood Materials, Inc., Series D (Acquired 6/17/22, Cost $50,373) (a) (b) (c) (d)	1,241	$63,936
		1,215,666

TOTAL PREFERRED STOCK (Cost $14,078,396)		7,097,685

TOTAL EQUITIES (Cost $2,166,920,903)		2,649,200,246

TOTAL LONG-TERM INVESTMENTS (Cost $2,166,920,903)		2,649,200,246

SHORT-TERM INVESTMENTS — 0.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	59,412	59,412

	Principal Amount
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
5.310% 11/29/24 (f)	$50,000	48,925

TOTAL SHORT-TERM INVESTMENTS (Cost $108,325)		108,337

TOTAL INVESTMENTS — 99.3% (Cost $2,167,029,228) (g)		2,649,308,583

Other Assets/(Liabilities) — 0.7%		19,777,365

NET ASSETS — 100.0%		$2,669,085,948

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $8,266,304 or 0.31% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $8,266,304 or 0.31% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $5,587,632 or 0.21% of net assets. The Fund received $6,195,602 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	The rate shown represents yield-to-maturity.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/20/24	5	$1,377,262	$3,113

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 96.6%
Australia — 8.2%
Bellevue Gold Ltd. (a) (b)	384,968	$453,220
BHP Group Ltd.	339,903	9,737,001
BlueScope Steel Ltd.	16,368	222,921
Capricorn Metals Ltd. (b)	229,955	726,734
Champion Iron Ltd. (CIA AU) (a)	109,935	468,783
Champion Iron Ltd. (CIA CN) (a)	24,884	106,590
Emerald Resources NL (b)	502,553	1,170,081
Fortescue Ltd.	26,342	376,323
Glencore PLC	601,657	3,430,517
Goodman Group	95,933	2,210,913
Northern Star Resources Ltd.	190,613	1,637,977
Predictive Discovery Ltd. (b)	1,785,299	207,326
Red 5 Ltd. (b)	1,494,623	355,594
Rio Tinto Ltd. (a)	5,217	414,016
Rio Tinto PLC	46,835	3,082,946
Scentre Group	596,044	1,241,026
South32 Ltd.	179,282	437,520
		26,279,488
Austria — 0.2%
OMV AG	15,686	682,202
Bahrain — 0.1%
Aluminium Bahrain BSC	141,330	446,021
Belgium — 0.5%
Shurgard Self Storage Ltd.	22,195	856,909
Warehouses De Pauw CVA	30,123	813,445
		1,670,354
Bosnia and Herzegowina — 0.2%
Adriatic Metals PLC (b)	194,401	503,692
Brazil — 2.2%
ERO Copper Corp. (ERO CN) (a) (b)	86,522	1,849,277
Vale SA Sponsored ADR	162,766	1,818,096
Wheaton Precious Metals Corp. (a)	68,332	3,582,804
		7,250,177
Canada — 10.5%
Agnico Eagle Mines Ltd. (AEM CN)	34,533	2,258,699
Agnico Eagle Mines Ltd. (AEM US)	9,284	607,174
Alamos Gold, Inc. Class A (AGI CN)	95,112	1,491,980
Alamos Gold, Inc. Class A (AGI US)	50,925	798,504
Aya Gold & Silver, Inc. (b)	50,881	505,072

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Barrick Gold Corp.	76,032	$1,268,214
Boardwalk Real Estate Investment Trust	11,525	593,752
Cameco Corp.	32,454	1,596,737
Canadian Apartment Properties REIT	14,150	459,755
Canadian National Railway Co.	2,614	308,892
Canadian Natural Resources Ltd.	66,222	2,358,830
Canadian Pacific Kansas City Ltd. (a)	3,794	298,702
Colliers International Group, Inc.	4,136	461,784
Enbridge, Inc.	60,134	2,140,169
Filo Corp. (b)	22,618	414,648
Foran Mining Corp. (b)	131,126	375,727
Franco-Nevada Corp.	35,977	4,265,538
G Mining Ventures Corp. (b)	326,045	562,455
Ivanhoe Mines Ltd. Class A (a) (b)	133,461	1,721,857
Karora Resources, Inc. (b)	25,874	112,722
Kinross Gold Corp.	73,954	615,297
Lundin Gold, Inc.	48,030	709,540
New Gold, Inc. (b)	110,508	218,100
NGEx Minerals Ltd. (a) (b)	64,520	382,012
Osisko Gold Royalties Ltd. (a)	73,795	1,150,038
Osisko Mining, Inc. (b)	376,900	787,935
Skeena Resources Ltd. (b)	74,737	400,986
Snowline Gold Corp. (b)	60,718	235,229
StorageVault Canada, Inc. (a)	114,032	388,428
Suncor Energy, Inc. (SU CN)	46,158	1,759,541
Teck Resources Ltd. Class B	54,693	2,619,795
Wesdome Gold Mines Ltd. (b)	134,651	1,084,649
West Fraser Timber Co. Ltd. (WFG (CN) (a)	10,279	789,455
		33,742,216
Chile — 0.1%
Antofagasta PLC	18,539	491,596
China — 0.5%
Aluminum Corp. of China Ltd. Class H	376,000	256,521
China Hongqiao Group Ltd.	166,000	251,185
CMOC Group Ltd.	261,000	237,820
Zijin Mining Group Co. Ltd. Class H	436,000	912,613
		1,658,139
Egypt — 0.2%
Centamin PLC	326,901	498,187
France — 1.5%
Air Liquide SA	7,355	1,266,252
Gecina SA	7,332	676,986
TotalEnergies SE (a)	45,713	3,046,729
		4,989,967
Germany — 0.5%
BASF SE	7,621	368,252
LEG Immobilien SE	15,116	1,234,308
		1,602,560
Ghana — 0.2%
Kosmos Energy Ltd. (b)	107,200	593,888

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 0.6%
Kerry Properties Ltd.	137,000	$237,826
Sun Hung Kai Properties Ltd.	133,000	1,149,882
Wharf Real Estate Investment Co. Ltd.	168,000	443,995
		1,831,703
India — 0.6%
Hindalco Industries Ltd.	38,449	318,262
JSW Steel Ltd.	30,880	344,904
Nexus Select Trust	228,490	382,186
Tata Steel Ltd.	429,354	896,403
		1,941,755
Japan — 2.8%
ARE Holdings, Inc.	4,800	62,700
Comforia Residential REIT, Inc.	317	627,321
Invincible Investment Corp.	2,488	1,007,624
Japan Metropolitan Fund Invest	464	261,008
JFE Holdings, Inc.	25,700	370,619
Kyoritsu Maintenance Co. Ltd.	12,000	223,709
Mitsubishi Estate Co. Ltd.	101,100	1,592,620
Mitsui Fudosan Co. Ltd.	190,500	1,752,256
Mitsui Fudosan Logistics Park, Inc.	188	506,968
Nippon Steel Corp. (a)	73,600	1,550,695
Shin-Etsu Chemical Co. Ltd.	31,300	1,217,450
		9,172,970
Kazakhstan — 0.3%
NAC Kazatomprom JSC GDR (c)	22,372	896,076
Luxembourg — 0.2%
ArcelorMittal SA	32,840	748,696
Mexico — 0.7%
Grupo Mexico SAB de CV Series B	220,826	1,191,458
Industrias Penoles SAB de CV (a) (b)	32,601	423,234
Southern Copper Corp.	6,717	723,690
		2,338,382
Norway — 0.6%
Equinor ASA	36,526	1,043,646
Norsk Hydro ASA	71,942	447,823
Seadrill Ltd. (b)	10,476	539,514
		2,030,983
Portugal — 0.4%
Galp Energia SGPS SA	58,686	1,239,868
Republic of Korea — 0.3%
LG Chem Ltd.	1,300	325,006
Lotte Chemical Corp.	3,049	253,220
POSCO Holdings, Inc.	1,133	297,403
		875,629

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Russia — 0.0%
Alrosa PJSC (b) (d) (e)	688,100	$—
MMC Norlisk Nickel PJSC (b) (d) (e)	265,400	—
Polyus PJSC (b) (d) (e)	2,282	—
		—
Singapore — 0.5%
CapitaLand Integrated Commercial Trust	542,700	789,513
Digital Core REIT Management Pte. Ltd.	414,300	236,194
Mapletree Industrial Trust	321,400	499,917
		1,525,624
South Africa — 2.7%
Anglo American Platinum Ltd. (a)	16,021	526,435
Anglo American PLC	138,631	4,360,561
Gold Fields Ltd.	61,163	913,067
Harmony Gold Mining Co. Ltd.	50,253	464,410
Impala Platinum Holdings Ltd. (a)	210,596	1,042,519
Northam Platinum Holdings Ltd.	137,800	958,157
Sibanye Stillwater Ltd.	423,179	456,123
		8,721,272
Spain — 0.1%
Cellnex Telecom SA (c)	6,803	220,787
Sweden — 0.2%
Boliden AB	16,765	534,034
Taiwan — 0.1%
China Steel Corp.	377,000	268,669
United Kingdom — 2.2%
Anglogold Ashanti PLC (ANG SJ)	36,049	907,382
Anglogold Ashanti PLC (AU US)	17,079	429,195
Big Yellow Group PLC	38,730	574,429
Derwent London PLC	13,503	385,100
InterContinental Hotels Group PLC	2,766	289,994
Persimmon PLC	42,293	718,869
Segro PLC	134,747	1,531,249
TechnipFMC PLC	50,224	1,313,358
UNITE Group PLC	47,779	539,113
Yellow Cake PLC (b) (c)	35,611	262,257
		6,950,946
United States — 58.5%
Acadia Realty Trust	104,386	1,870,597
Alcoa Corp.	4,416	175,668
Alexandria Real Estate Equities, Inc.	7,072	827,212
Ameren Corp.	4,100	291,551
American Homes 4 Rent Class A	93,568	3,476,987
American Tower Corp.	25,760	5,007,229
Apple Hospitality REIT, Inc.	78,888	1,147,032
Atlas Energy Solutions, Inc. (a)	21,804	434,554
AvalonBay Communities, Inc.	22,768	4,710,472
Baker Hughes Co.	32,126	1,129,871
Ball Corp.	12,107	726,662

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BP PLC Sponsored ADR	60,102	$2,169,682
Camden Property Trust	12,714	1,387,225
CBRE Group, Inc. Class A (b)	4,138	368,737
CenterPoint Energy, Inc.	9,990	309,490
CF Industries Holdings, Inc.	12,652	937,766
Chesapeake Energy Corp. (a)	10,262	843,434
Chevron Corp.	16,123	2,521,960
Cleveland-Cliffs, Inc. (b)	17,557	270,202
Commercial Metals Co.	7,385	406,101
ConocoPhillips	37,401	4,277,926
Crown Castle, Inc.	13,375	1,306,738
CSX Corp.	8,736	292,219
CubeSmart	54,735	2,472,380
Devon Energy Corp.	7,650	362,610
Diamondback Energy, Inc.	9,095	1,820,728
Dominion Energy, Inc.	7,185	352,065
Douglas Emmett, Inc.	44,511	592,441
EastGroup Properties, Inc.	10,925	1,858,343
EOG Resources, Inc.	18,293	2,302,540
EQT Corp.	33,485	1,238,275
Equinix, Inc.	11,641	8,807,581
Equity LifeStyle Properties, Inc.	49,006	3,191,761
Equity Residential	58,377	4,047,861
Essex Property Trust, Inc.	17,000	4,627,400
Expro Group Holdings NV (b)	23,148	530,552
Extra Space Storage, Inc.	7,012	1,089,735
Exxon Mobil Corp.	54,678	6,294,531
Federal Realty Investment Trust	2,414	243,742
FirstEnergy Corp.	10,505	402,026
Freeport-McMoRan, Inc.	118,976	5,782,234
Gaming & Leisure Properties, Inc.	40,543	1,832,949
GE Vernova, Inc. (b)	4,276	733,377
Halliburton Co.	34,757	1,174,091
HB Fuller Co.	6,847	526,945
Healthcare Realty Trust, Inc.	33,510	552,245
Hess Corp.	11,639	1,716,985
Hilton Worldwide Holdings, Inc.	7,035	1,535,037
Host Hotels & Resorts, Inc.	35,167	632,303
Hubbell, Inc.	1,423	520,078
Huntsman Corp.	21,420	487,733
International Flavors & Fragrances, Inc.	7,854	747,779
International Paper Co.	10,623	458,382
Ivanhoe Electric, Inc. (a) (b)	67,594	634,032
Kilroy Realty Corp.	37,792	1,177,977
Kimco Realty Corp.	39,265	764,097
Kinder Morgan, Inc.	21,183	420,906
Linde PLC (LIN US)	7,795	3,420,524
Louisiana-Pacific Corp.	8,428	693,877
Marathon Petroleum Corp.	12,955	2,247,433
Marriott International, Inc. Class A	2,662	643,592
Mosaic Co.	17,846	515,749
MP Materials Corp. (a) (b)	32,059	408,111
Newmont Corp. (NEM AU)	29,690	1,237,597
Newmont Corp. (NEM US)	45,534	1,906,509
NextEra Energy, Inc.	13,372	946,871
Noble Corp. PLC	14,930	666,625
Norfolk Southern Corp.	1,133	243,244
Nucor Corp.	27,379	4,328,072

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging Corp. of America	4,579	$835,942
Pebblebrook Hotel Trust	30,748	422,785
Permian Resources Corp.	38,725	625,409
PG&E Corp.	23,946	418,097
Phillips 66	5,183	731,684
Prologis, Inc.	81,507	9,154,051
Public Storage	20,358	5,855,979
Quanta Services, Inc.	2,063	524,188
Range Resources Corp.	30,130	1,010,259
Rayonier, Inc.	26,322	765,707
Regency Centers Corp.	66,426	4,131,697
Reliance, Inc.	9,766	2,789,170
Rexford Industrial Realty, Inc.	76,509	3,411,536
Royal Gold, Inc.	6,713	840,199
RPM International, Inc.	5,946	640,265
SBA Communications Corp.	9,239	1,813,616
Schlumberger NV	44,586	2,103,567
Schneider Electric SE	2,224	530,655
Shell PLC	94,002	3,378,190
Sherwin-Williams Co.	4,136	1,234,306
Simon Property Group, Inc.	35,405	5,374,479
SL Green Realty Corp.	6,004	340,067
Southern Co.	7,611	590,385
Southwestern Energy Co. (b)	137,749	927,051
Stanley Black & Decker, Inc.	5,788	462,403
Steel Dynamics, Inc.	28,244	3,657,598
Sun Communities, Inc.	19,172	2,307,159
Targa Resources Corp.	11,887	1,530,808
Tenaris SA ADR	16,560	505,411
Terreno Realty Corp.	46,039	2,724,588
Union Pacific Corp.	1,333	301,605
Valero Energy Corp.	11,140	1,746,306
Ventas, Inc.	62,531	3,205,339
Vulcan Materials Co.	3,254	809,205
Warrior Met Coal, Inc.	8,298	520,865
Weatherford International PLC (b)	3,331	407,881
Welltower, Inc.	56,275	5,866,669
Weyerhaeuser Co.	49,703	1,411,068
Williams Cos., Inc.	56,108	2,384,590
		188,370,019
Vietnam — 0.7%
Hoa Phat Group JSC (b)	2,085,930	2,318,289
Zambia — 0.2%
First Quantum Minerals Ltd.	49,536	650,679

TOTAL COMMON STOCK (Cost $302,283,150)		311,044,868

PREFERRED STOCK — 0.7%
United States — 0.7%
Jetti Holdings, Inc., Series C (Acquired 5/24/21-6/30/21, Cost $130,426)
(b) (d) (e) (f)	2,253	299,406
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $670,800)
(b) (d) (e) (f)	24,472	1,795,266

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lilac Solutions, Inc., Series B (Acquired 9/08/21, Cost $329,342)
(b) (d) (e) (f)	25,087	$338,389
		2,433,061

TOTAL PREFERRED STOCK (Cost $1,130,568)		2,433,061

TOTAL EQUITIES (Cost $303,413,718)		313,477,929

EXCHANGE-TRADED FUNDS — 2.4%
United States — 2.4%
Global X Copper Miners ETF	44,645	2,013,936
Global X U.S. Infrastructure Development ETF (a)	43,963	1,627,510
iShares U.S. Home Construction ETF (a)	9,144	924,093
SPDR S&P Homebuilders ETF (a)	16,802	1,698,346
SPDR S&P Oil & Gas Exploration & Production ETF	5,471	795,866
VanEck Oil Services ETF (a)	2,245	710,352
		7,770,103

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,216,107)		7,770,103

MUTUAL FUNDS — 0.1%
Canada — 0.1%
Sprott Physical Uranium Trust (b)	12,900	239,132

TOTAL MUTUAL FUNDS (Cost $295,756)		239,132

TOTAL LONG-TERM INVESTMENTS (Cost $310,925,581)		321,487,164

SHORT-TERM INVESTMENTS — 4.3%
Investment of Cash Collateral from Securities Loaned — 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	10,491,458	10,491,458
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	10,817	10,817

	Principal Amount
U.S. Treasury Bill — 1.0%
U.S. Treasury Bills
5.243% 11/29/24 (h) (i)	$2,467,000	2,413,966
5.346% 7/09/24 (h)	150,000	149,826
5.365% 7/09/24 (h)	310,000	309,639
5.366% 9/19/24 (h) (i)	120,000	118,608
5.387% 8/06/24 (h) (i)	100,000	99,478
		3,091,517

TOTAL SHORT-TERM INVESTMENTS (Cost $13,593,982)		13,593,792

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 104.1% (Cost $324,519,563) (j)	$335,080,956

Other Assets/(Liabilities) — (4.1)%	(13,148,980)

NET ASSETS — 100.0%	$321,931,976

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
ICE	Inter-Continental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $21,453,418 or 6.66% of net assets. The Fund received $11,995,099 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $1,379,120 or 0.43% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $2,433,061 or 0.76% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $2,433,061 or 0.76% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	The rate shown represents yield-to-maturity.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/15/24	NOK	21,524,000	USD	2,038,846	$(22,245)
Barclays Bank PLC	7/12/24	TRY	42,547,611	USD	1,276,794	12,287
BNP Paribas SA	7/15/24	IDR	8,391,619,000	USD	515,133	(2,767)
BNP Paribas SA	7/15/24	INR	132,153,921	USD	1,581,562	2,637
BNP Paribas SA	7/15/24	USD	2,082,252	SEK	21,533,400	49,329
Citibank N.A.	7/15/24	PLN	5,416,000	USD	1,341,815	3,392
Citibank N.A.	7/18/24	ILS	10,649,750	USD	2,882,755	(61,494)
Citibank N.A.	7/18/24	USD	2,873,651	ILS	10,649,750	52,389
UBS AG	7/15/24	USD	1,117,521	CNH	8,059,000	12,375
UBS AG	7/15/24	USD	4,379,684	CHF	3,891,700	41,361
Wells Fargo Bank N.A.	7/12/24	JPY	652,560,700	USD	4,168,726	(106,622)
Wells Fargo Bank N.A.	7/15/24	CLP	2,550,306,000	USD	2,823,728	(114,002)
Wells Fargo Bank N.A.	7/15/24	USD	2,792,897	CLP	2,550,306,000	83,171
						$(50,189)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
OMX Stockholm 30 Index	7/19/24	138	$3,358,842	$(2,261)
KOSPI 200 Index	9/12/24	45	3,027,221	130,380
Topix Index	9/12/24	7	1,191,225	31,567
S&P 500 E Mini Index	9/20/24	11	3,033,419	3,406
Xae Energy	9/20/24	12	1,116,178	42,542
Xak Technology	9/20/24	12	2,800,825	(30,985)
Xav Health Care	9/20/24	5	744,501	249
				$174,898
Short
Canada 10 Year Bond	9/18/24	112	$(9,750,353)	$(79,580)
E-Mini MSCI EAFE Index	9/20/24	10	(1,168,693)	(2,907)
E-Mini S&P 500 Real Estate Index	9/20/24	21	(991,484)	(7,329)
Euro Stoxx 50 Index	9/20/24	90	(4,804,694)	56,742
MSCI World Index	9/20/24	8	(890,012)	(10,308)
Mini MSCI Emerging Market Index	9/20/24	65	(3,536,323)	(327)
				$(43,709)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.366%	Semi-Annually	2/09/34	AUD	2,008,000	$(18,406)	$—	$(18,406)
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.343%	Semi-Annually	2/09/34	AUD	2,008,000	(20,847)	—	(20,847)
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.370%	Semi-Annually	2/09/34	AUD	5,021,000	(45,119)	—	(45,119)
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.375%	Semi-Annually	2/09/34	AUD	2,008,000	(17,519)	—	(17,519)
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.341%	Semi-Annually	2/09/34	AUD	2,035,000	(21,314)	—	(21,314)
6-Month AUD-BBR-BBSW	Semi-Annually	Fixed 4.381%	Semi-Annually	2/12/34	AUD	2,259,000	(18,991)	—	(18,991)
							$(142,196)	$—	$(142,196)

OTC Total Return Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ Received	Unrealized Appreciation (Depreciation)
iShares MSCI ACWI ETF+30BP		3,022	Monthly	1 Day-SOFR+30BP	USD 339,582	Monthly	Bank of America N.A.	1/16/26	$(91)	$—	$(91)
1 Day-SOFR+30BP	USD	98,999	Monthly	VanEck Vietnam ETF+30BP	7,826	Monthly	Bank of America N.A.	1/16/26	(3,756)	—	(3,756)
1 Day-SOFR	USD	388,126	Monthly	iShares Semiconductor ETF	1,516	Monthly	Bank of America N.A.	1/21/26	(14,235)	—	(14,235)
1 Day-SOFR	USD	207,267	Monthly	ICE Semiconductor Gross Total Return Index	129	Monthly	Goldman Sachs International	1/16/26	(7,615)	—	(7,615)
DKK-CIBOR-DKNA13+35BP	DKK	23,450	Monthly	A.P. Moller Maersk A/S+35BP	2	Monthly	Morgan Stanley & Co. LLC	1/16/26	109	—	109
DKK-CIBOR-DKNA13+35BP	DKK	22,830	Monthly	A.P. Moller Maersk A/S+35BP	2	Monthly	Morgan Stanley & Co. LLC	1/16/26	116	—	116
DKK-CIBOR-DKNA13+35BP	DKK	70,186	Monthly	Danske Bank A/S+35BP	339	Monthly	Morgan Stanley & Co. LLC	1/16/26	22	—	22
DKK-CIBOR-DKNA13+35BP	DKK	49,044	Monthly	Coloplast A/S+35BP	59	Monthly	Morgan Stanley & Co. LLC	1/16/26	45	—	45
DKK-CIBOR-DKNA13+35BP	DKK	38,534	Monthly	Novozymes A/S+35BP	91	Monthly	Morgan Stanley & Co. LLC	1/16/26	35	—	35
DKK-CIBOR-DKNA13+35BP	DKK	34,223	Monthly	Tryg A/S+35BP	228	Monthly	Morgan Stanley & Co. LLC	1/16/26	69	—	69
DKK-CIBOR-DKNA13+35BP	DKK	26,965	Monthly	Genmab A/S+35BP	15	Monthly	Morgan Stanley & Co. LLC	1/16/26	(113)	—	(113)
DKK-CIBOR-DKNA13+35BP	DKK	29,451	Monthly	Pandora A/S+35BP	28	Monthly	Morgan Stanley & Co. LLC	1/16/26	(3)	—	(3)
DKK-CIBOR-DKNA13+35BP	DKK	60,480	Monthly	DSV A/S+35BP	56	Monthly	Morgan Stanley & Co. LLC	1/16/26	(105)	—	(105)
DKK-CIBOR-DKNA13+35BP	DKK	14,688	Monthly	Vestas Wind Systems A/S+35BP	84	Monthly	Morgan Stanley & Co. LLC	1/16/26	(164)	—	(164)
DKK-CIBOR-DKNA13+35BP	DKK	26,746	Monthly	Orsted A/S+35BP	70	Monthly	Morgan Stanley & Co. LLC	1/16/26	(115)	—	(115)
DKK-CIBOR-DKNA13	DKK	350,700	Monthly	A.P. Moller Maersk A/S	30	Monthly	Morgan Stanley & Co. LLC	1/16/26	1,788	—	1,788
DKK-CIBOR-DKNA13+35BP	DKK	1,024,884	Monthly	Danske Bank A/S+35BP	4,980	Monthly	Morgan Stanley & Co. LLC	1/18/26	1,216	—	1,216
DKK-CIBOR-DKNA13+35BP	DKK	1,956,098	Monthly	Novo Nordisk A/S+35BP	1,995	Monthly	Morgan Stanley & Co. LLC	1/18/26	7,191	—	7,191
DKK-CIBOR-DKNA13+35BP	DKK	1,342,224	Monthly	DSV A/S+35BP	1,248	Monthly	Morgan Stanley & Co. LLC	1/18/26	(1,523)	—	(1,523)
DKK-CIBOR-DKNA13+35BP	DKK	847,565	Monthly	Genmab A/S+35BP	471	Monthly	Morgan Stanley & Co. LLC	1/18/26	(3,686)	—	(3,686)
DKK-CIBOR-DKNA13+35BP	DKK	927,428	Monthly	Coloplast A/S+35BP	1,087	Monthly	Morgan Stanley & Co. LLC	1/18/26	(2,591)	—	(2,591)
DKK-CIBOR-DKNA13+35BP	DKK	1,300,510	Monthly	Vestas Wind Systems A/S+35BP	7,423	Monthly	Morgan Stanley & Co. LLC	1/18/26	(14,870)	—	(14,870)
DKK-CIBOR-DKNA13+35BP	DKK	1,036,272	Monthly	Novozymes A/S+35BP	2,581	Monthly	Morgan Stanley & Co. LLC	1/18/26	9,117	—	9,117
DKK-CIBOR-DKNA13+35BP	DKK	630,750	Monthly	Pandora A/S+35BP	601	Monthly	Morgan Stanley & Co. LLC	1/18/26	129	—	129
DKK-CIBOR-DKNA13+35BP	DKK	361,529	Monthly	Tryg A/S+35BP	2,428	Monthly	Morgan Stanley & Co. LLC	1/18/26	1,151	—	1,151
DKK-CIBOR-DKNA13+35BP	DKK	592,049	Monthly	Orsted A/S+35BP	1,543	Monthly	Morgan Stanley & Co. LLC	1/18/26	(2,903)	—	(2,903)
DKK-CIBOR-DKNA13	DKK	284,750	Monthly	A.P. Moller Maersk A/S	25	Monthly	Morgan Stanley & Co. LLC	1/20/26	1,544	—	1,544
DKK-CIBOR-DKNA13	DKK	15,372	Monthly	Svitzer A/S	60	Monthly	Morgan Stanley & Co. LLC	1/20/26	29	—	29
iShares MSCI ACWI ETF		60,671	Monthly	1 Day-SOFR	USD 3,210,103	Monthly	Morgan Stanley & Co. LLC	1/16/26	(13,348)	—	(13,348)
1 Day-SOFR	USD	101,571	Monthly	db x-trackers FTSE VIETNAM UCITS ETF	3,709	Monthly	Morgan Stanley & Co. LLC	1/16/26	(6,009)	—	(6,009)
1 Day-SOFR+40BP	USD	3,263,306	Monthly	Vanguard FTSE All-World Small Cap Index+40BP	27,592	Monthly	Morgan Stanley & Co. LLC	1/16/26	(21,522)	—	(21,522)
									$(70,088)	$—	$(70,088)

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
DKK	Danish Krone
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	New Turkish Lira
USD	U.S. Dollar

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 95.4%
Communication Services — 2.7%
Advantage Solutions, Inc. (a)	61,301	$197,388
Atlanta Braves Holdings, Inc. (a)	1,622	63,972
ESC GCI Liberty, Inc. (a) (b) (c)	29,586	—
Frontier Communications Parent, Inc. (a)	24,212	633,870
Ibotta, Inc. Class A (a)	1,036	77,866
Liberty Media Corp-Liberty Formula One Class C (a)	25,458	1,828,903
Liberty Media Corp-Liberty Live Class C (a)	24,600	941,442
Match Group, Inc. (a)	35,216	1,069,862
New York Times Co. Class A	40,609	2,079,587
News Corp. Class A	105,276	2,902,459
News Corp. Class B	14,833	421,109
Reddit, Inc. Class A (a)	5,909	377,526
Spotify Technology SA (a)	6,400	2,008,256
Trade Desk, Inc. Class A (a)	46,100	4,502,587
Vimeo, Inc. (a)	54,785	204,348
		17,309,175
Consumer Discretionary — 10.0%
Abercrombie & Fitch Co. Class A (a)	1,465	260,536
Advance Auto Parts, Inc.	43,567	2,759,098
Aramark	32,970	1,121,639
Asbury Automotive Group, Inc. (a)	1,710	389,658
Bath & Body Works, Inc.	73,129	2,855,688
Birkenstock Holding PLC (a)	10,165	553,078
BJ's Restaurants, Inc. (a)	13,216	458,595
Boot Barn Holdings, Inc. (a)	1,225	157,939
Bright Horizons Family Solutions, Inc. (a)	29,176	3,211,694
Burlington Stores, Inc. (a)	15,428	3,702,720
Caesars Entertainment, Inc. (a)	25,434	1,010,747
Caleres, Inc.	17,697	594,619
Carvana Co. (a)	4,540	584,389
Cava Group, Inc. (a)	11,275	1,045,756
Chewy, Inc. Class A (a)	3,357	91,445
Compass Group PLC	42,938	1,169,031
Domino's Pizza, Inc.	7,352	3,796,058
Dorman Products, Inc. (a)	5,909	540,555
DraftKings, Inc. Class A (a)	30,400	1,160,368
Duolingo, Inc. (a)	2,205	460,117
Dutch Bros, Inc. Class A (a)	20,311	840,875
Etsy, Inc. (a)	3,020	178,120
Figs, Inc. Class A (a)	62,424	332,720
Five Below, Inc. (a)	20,425	2,225,712
Floor & Decor Holdings, Inc. Class A (a) (d)	15,039	1,495,027

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $10,553) (a) (b) (c) (e)	10,553	$4,960
General Motors Co.	27,415	1,273,701
Group 1 Automotive, Inc.	1,398	415,597
Hilton Worldwide Holdings, Inc.	12,700	2,771,140
Installed Building Products, Inc.	1,592	327,443
LCI Industries	3,222	333,090
Leslie's, Inc. (a)	26,772	112,175
Lululemon Athletica, Inc. (a)	3,150	940,905
Marriott Vacations Worldwide Corp.	4,608	402,371
Meritage Home Corp.	8,311	1,345,135
Modine Manufacturing Co. (a)	4,872	488,126
Moncler SpA	11,854	725,950
Monro, Inc.	16,247	387,653
Norwegian Cruise Line Holdings Ltd. (a)	101,789	1,912,615
Ollie's Bargain Outlet Holdings, Inc. (a)	5,020	492,813
On Holding AG, Class A (a)	10,054	390,095
Oxford Industries, Inc.	1,681	168,352
Papa John's International, Inc.	17,253	810,546
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (b) (c) (e)	58,048	23,219
Peloton Interactive, Inc. Class A (a) (d)	49,613	167,692
Pool Corp.	501	153,972
Puma SE	29,176	1,340,903
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (b) (c) (e)	39,882	12,363
Ralph Lauren Corp.	6,204	1,086,072
Red Rock Resorts, Inc. Class A	6,066	333,205
RH (a)	1,705	416,770
Rivian Automotive, Inc. Class A (a) (d)	21,560	289,335
Ross Stores, Inc.	18,300	2,659,356
Savers Value Village, Inc. (a) (d)	19,290	236,110
Shake Shack, Inc. Class A (a)	4,064	365,760
Skechers USA, Inc. Class A (a)	5,715	395,021
Skyline Champion Corp. (a)	11,434	774,654
Smith Douglas Homes Corp. (a)	4,865	113,744
Steven Madden Ltd.	14,183	599,941
Strategic Education, Inc.	15,019	1,662,003
Strattec Security Corp. (a)	1,142	28,550
Taylor Morrison Home Corp. (a)	3,828	212,224
Tractor Supply Co.	1,964	530,280
Ulta Beauty, Inc. (a)	7,953	3,068,824
United Parks & Resorts, Inc. (a)	863	46,870
Urban Outfitters, Inc. (a)	6,135	251,842
VF Corp.	126,907	1,713,245
Victoria's Secret & Co. (a)	9,193	162,440
Viking Holdings Ltd. (a)	20,676	701,744
Visteon Corp. (a)	2,163	230,792
Warby Parker, Inc. Class A (a)	15,503	248,978
Wingstop, Inc.	1,013	428,155
Wyndham Hotels & Resorts, Inc.	8,770	648,980
Yum! Brands, Inc.	18,676	2,473,823
		65,675,718
Consumer Staples — 3.2%
BellRing Brands, Inc. (a)	19,519	1,115,316
Boston Beer Co., Inc. Class A (a)	3,503	1,068,590
BRC, Inc. (a) (d)	9,600	58,848
Casey's General Stores, Inc.	5,400	2,060,424

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Celsius Holdings, Inc. (a)	235	$13,416
Coca-Cola Consolidated, Inc.	53	57,505
Constellation Brands, Inc. Class A	5,143	1,323,191
Dollar General Corp.	12,660	1,674,032
Dollar Tree, Inc. (a)	22,377	2,389,192
elf Beauty, Inc. (a)	1,272	268,036
Farmer's Business Network, Inc. (Acquired 7/31/20, Cost $48,230) (a) (b) (c) (e)	1,459	5,500
Flowers Foods, Inc.	56,909	1,263,380
Freshpet, Inc. (a)	1,259	162,902
Inter Parfums, Inc.	3,379	392,065
Kenvue, Inc.	128,704	2,339,839
McCormick & Co., Inc.	8,900	631,366
Nomad Foods Ltd.	20,091	331,100
Post Holdings, Inc. (a)	9,763	1,016,914
Reynolds Consumer Products, Inc.	25,000	699,500
Simply Good Foods Co. (a)	15,739	568,650
TreeHouse Foods, Inc. (a)	26,172	958,942
Tyson Foods, Inc. Class A	34,702	1,982,872
Utz Brands, Inc.	28,922	481,262
		20,862,842
Energy — 6.3%
Advantage Energy Ltd. (a)	31,549	239,376
Antero Resources Corp. (a)	16,116	525,865
Baker Hughes Co.	45,307	1,593,447
Cactus, Inc. Class A	18,405	970,680
Cameco Corp.	11,180	550,056
ChampionX Corp.	27,790	922,906
Cheniere Energy, Inc.	14,900	2,604,967
Chesapeake Energy Corp. (d)	35,414	2,910,677
Coterra Energy, Inc.	36,300	968,121
DT Midstream, Inc. (a)	6,392	454,024
Enerflex Ltd.	77,454	417,829
EQT Corp.	44,500	1,645,610
Expro Group Holdings NV (a)	92,539	2,120,994
Gulfport Energy Corp. (a)	731	110,381
International Seaways, Inc.	160	9,461
Kimbell Royalty Partners LP	11,991	196,173
Kinder Morgan, Inc.	37,710	749,298
Liberty Energy, Inc.	29,678	619,973
Magnolia Oil & Gas Corp. Class A	49,402	1,251,847
Matador Resources Co.	29,219	1,741,452
Noble Corp. PLC	12,920	576,878
Permian Resources Corp.	39,318	634,986
Range Resources Corp.	71,291	2,390,387
Sitio Royalties Corp. Class A	2,743	64,762
SM Energy Co.	10,312	445,788
Southwestern Energy Co. (a)	211,394	1,422,681
Suncor Energy, Inc. (SU US)	39,810	1,516,761
TechnipFMC PLC	306,799	8,022,794
Tidewater, Inc. (a)	18,797	1,789,662
Viper Energy, Inc.	10,094	378,828
Weatherford International PLC (a)	29,719	3,639,091
		41,485,755

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financials — 12.9%
Allstate Corp.	8,877	$1,417,302
Apollo Global Management, Inc.	10,830	1,278,698
Assurant, Inc.	22,535	3,746,444
Axis Capital Holdings Ltd.	14,076	994,469
Baldwin Insurance Group, Inc., Class A (a)	2,944	104,424
Banc of California, Inc.	53,806	687,641
BankUnited, Inc.	14,986	438,640
Blue Foundry Bancorp (a)	16,291	147,759
Bowhead Specialty Holdings, Inc. (a)	6,535	165,597
Cadence Bank	25,737	727,842
Capitol Federal Financial, Inc.	35,800	196,542
Cathay General Bancorp	7,371	278,034
Cboe Global Markets, Inc.	12,716	2,162,483
Coastal Financial Corp. (a)	6,014	277,486
Columbia Banking System, Inc.	69,785	1,388,024
Columbia Financial, Inc. (a)	9,472	141,796
Corebridge Financial, Inc.	51,215	1,491,381
Corpay, Inc. (a)	15,842	4,220,467
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (b) (c) (e)	697	50,888
CrossFirst Bankshares, Inc. (a)	38,113	534,344
Dime Community Bancshares, Inc.	9,319	190,108
Dogwood State Bank, (Non-Voting) (Acquired 5/06/19-4/05/24, Cost $61,690) (a) (b) (c) (e)	6,169	109,561
Dogwood State Bank, (Voting) (Acquired 5/06/19, Cost $26,370) (a) (b) (c) (e)	2,637	46,833
East West Bancorp, Inc.	21,161	1,549,620
Eastern Bankshares, Inc.	53,488	747,762
Encore Capital Group, Inc. (a)	5,653	235,900
Equity Bancshares, Inc. Class A	7,043	247,914
FB Financial Corp.	27,330	1,066,690
Fifth Third Bancorp	83,025	3,029,582
First American Financial Corp.	11,697	631,053
First Bancshares, Inc.	9,866	256,319
Five Star Bancorp	9,947	235,246
FS Bancorp, Inc.	6,864	250,193
Global Payments, Inc.	11,629	1,124,524
Goosehead Insurance, Inc. Class A (a)	6,599	379,047
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (b) (c) (e)	8,339	25,017
Hamilton Lane, Inc. Class A	1,822	225,163
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	29,861	883,886
Hanover Insurance Group, Inc.	12,754	1,599,862
HarborOne Bancorp, Inc.	33,715	375,248
Helix Acquisition Corp. II (a)	3,237	33,082
Home BancShares, Inc.	41,835	1,002,367
Houlihan Lokey, Inc.	7,465	1,006,730
Intercontinental Exchange, Inc.	17,000	2,327,130
Jackson Financial, Inc. Class A	8,303	616,581
James River Group Holdings Ltd.	19,608	151,570
John Marshall Bancorp, Inc.	11,118	193,898
Kearny Financial Corp.	26,824	164,968
KKR & Co., Inc.	8,900	936,636
Live Oak Bancshares, Inc.	37,682	1,321,131
Markel Group, Inc. (a)	500	787,830
MarketAxess Holdings, Inc.	6,375	1,278,379
Metropolitan Bank Holding Corp. (a)	2,440	102,700
Morningstar, Inc.	4,288	1,268,605
National Bank Holdings Corp. Class A	15,459	603,674

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NerdWallet, Inc. Class A (a)	16,044	$234,242
OneMain Holdings, Inc.	29,265	1,419,060
Onex Corp.	4,423	300,740
Open Lending Corp. Class A (a)	74,230	414,203
Origin Bancorp, Inc.	16,372	519,320
Oscar Health, Inc. Class A (a)	66,911	1,058,532
OTC Markets Group, Inc. Class A	4,155	203,179
Pacific Premier Bancorp, Inc.	23,199	532,881
Palomar Holdings, Inc. (a)	629	51,043
PennyMac Financial Services, Inc.	26,805	2,535,753
PennyMac Mortgage Investment Trust	37,060	509,575
Pinnacle Financial Partners, Inc.	22,869	1,830,435
Ponce Financial Group, Inc. (a)	16,904	154,503
Popular, Inc.	40,757	3,604,141
PRA Group, Inc. (a)	15,081	296,492
Preferred Bank	6,609	498,913
Primerica, Inc.	970	229,483
ProAssurance Corp. (a)	26,927	329,048
Prosperity Bancshares, Inc.	13,548	828,325
Provident Bancorp, Inc. (a)	5,825	59,357
Raymond James Financial, Inc.	11,950	1,477,139
RenaissanceRe Holdings Ltd.	6,425	1,436,052
RLI Corp.	2,986	420,100
Root, Inc. Class A (a)	357	18,425
Ryan Specialty Holdings, Inc.	11,773	681,774
Selective Insurance Group, Inc.	11,894	1,116,014
Southern First Bancshares, Inc. (a)	4,617	135,001
SouthState Corp.	20,629	1,576,468
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (b) (c) (e)	487	696
StepStone Group, Inc. Class A	29,715	1,363,621
Stifel Financial Corp.	4,145	348,802
StoneX Group, Inc. (a)	1,910	143,842
Synovus Financial Corp.	3,605	144,885
Texas Capital Bancshares, Inc. (a)	16,800	1,027,152
TMX Group Ltd.	15,107	420,507
Toast, Inc., Class A (a)	103,800	2,674,926
Towne Bank	24,431	666,233
Tradeweb Markets, Inc. Class A	8,900	943,400
Voya Financial, Inc.	3,740	266,101
Walker & Dunlop, Inc.	7,343	721,083
Webster Financial Corp.	45,992	2,004,791
Western Alliance Bancorp	47,175	2,963,533
Western Union Co.	153,075	1,870,576
White Mountains Insurance Group Ltd.	330	599,758
WSFS Financial Corp.	14,209	667,823
		84,752,997
Health Care — 15.7%
10X Genomics, Inc. Class A (a)	11,214	218,112
Acadia Healthcare Co., Inc. (a)	24,900	1,681,746
ACELYRIN, Inc. (a) (d)	22,303	98,356
Agilent Technologies, Inc.	28,700	3,720,381
Agios Pharmaceuticals, Inc. (a)	1,703	73,433
Akero Therapeutics, Inc. (a)	17,055	400,110
Alcon, Inc.	19,700	1,754,876
Align Technology, Inc. (a)	3,500	845,005
Alignment Healthcare, Inc. (a)	44,805	350,375
Alkermes PLC (a)	57,283	1,380,520

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alnylam Pharmaceuticals, Inc. (a)	14,056	$3,415,608
Apellis Pharmaceuticals, Inc. (a)	16,258	623,657
Arcellx, Inc. (a)	7,518	414,918
Argenx SE ADR (a)	8,089	3,478,594
Arrowhead Pharmaceuticals, Inc. (a)	14,161	368,044
Arvinas, Inc. (a)	7,198	191,611
Ascendis Pharma AS ADR (a)	2,838	387,046
Atrion Corp.	337	152,469
Autolus Therapeutics PLC ADR (a)	9,351	32,541
Avanos Medical, Inc. (a)	13,369	266,310
Avantor, Inc. (a)	126,900	2,690,280
Avidity Biosciences, Inc. (a)	15,688	640,855
Azenta, Inc. (a)	1,624	85,455
Baxter International, Inc.	58,161	1,945,485
BeiGene Ltd. ADR (a)	506	72,191
Bio-Techne Corp.	18,069	1,294,644
Biogen, Inc. (a)	8,300	1,924,106
Black Diamond Therapeutics, Inc. (a)	59,022	275,043
Blueprint Medicines Corp. (a)	11,174	1,204,334
Bridgebio Pharma, Inc. (a)	2,040	51,673
Bruker Corp.	44,171	2,818,552
Cabaletta Bio, Inc. (a)	23,140	173,087
Capsule, Corp. (Acquired 4/07/21, Cost $72,342) (a) (b) (c) (e)	4,992	11,382
Cargo Therapeutics, Inc. (a)	2,279	37,421
Catalent, Inc. (a)	32,177	1,809,313
Celldex Therapeutics, Inc. (a)	3,472	128,499
Centessa Pharmaceuticals PLC ADR (a)	7,992	72,168
Certara, Inc. (a)	17,736	245,644
CG oncology, Inc. (a)	379	11,965
Charles River Laboratories International, Inc. (a)	2,494	515,211
The Cooper Cos., Inc.	21,500	1,876,950
Crinetics Pharmaceuticals, Inc. (a)	12,964	580,658
CRISPR Therapeutics AG (a) (d)	9,477	511,853
Cytokinetics, Inc. (a)	38,851	2,104,947
Day One Biopharmaceuticals, Inc. (a)	5,025	69,244
DENTSPLY SIRONA, Inc.	80,532	2,006,052
Disc Medicine, Inc. (a)	2,114	95,278
Doximity, Inc. Class A (a)	4,474	125,138
Dyne Therapeutics, Inc. (a)	2,366	83,496
Elanco Animal Health, Inc. (a)	132,954	1,918,526
Enovis Corp. (a)	20,433	923,572
Ensign Group, Inc.	5,781	715,052
Entrada Therapeutics, Inc. (a) (d)	7,135	101,674
Erasca, Inc. (a)	42,830	101,079
Eurofins Scientific SE (d)	11,772	585,266
Exact Sciences Corp. (a)	9,100	384,475
EyePoint Pharmaceuticals, Inc. (a) (d)	16,237	141,262
Generation Bio Co. (a)	22,284	62,841
Geron Corp. (a)	7,484	31,732
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (b) (c) (e)	874	15
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (b) (c) (e)	874	12
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (b) (c) (e)	874	9
Grifols SA (a)	7,415	46,752
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (b) (c) (e)	31,900	—

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (b) (c) (e)	21,260	$—
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (b) (c) (e)	21,260	—
Haemonetics Corp. (a)	6,491	537,000
HilleVax, Inc. (a)	18,651	269,693
Hologic, Inc. (a)	68,400	5,078,700
ICON PLC (a)	3,566	1,117,834
Ideaya Biosciences, Inc. (a)	6,633	232,885
IGM Biosciences, Inc. (a) (d)	7,918	54,397
Immatics NV (a)	44,019	511,501
Immunocore Holdings PLC ADR (a)	19,896	674,275
Immunome, Inc. (a)	23,689	286,637
Immunovant, Inc. (a)	11,974	316,114
Innovage Holding Corp. (a)	32,357	160,491
Insmed, Inc. (a)	28,484	1,908,428
Intellia Therapeutics, Inc. (a)	1,809	40,485
Intra-Cellular Therapies, Inc. (a)	2,063	141,295
Ionis Pharmaceuticals, Inc. (a)	48,272	2,300,644
Iovance Biotherapeutics, Inc. (a)	15,537	124,607
Keros Therapeutics, Inc. (a)	3,253	148,662
Kymera Therapeutics, Inc. (a)	10,979	327,723
Lantheus Holdings, Inc. (a)	4,439	356,407
Legend Biotech Corp. ADR (a)	1,548	68,561
LifeStance Health Group, Inc. (a) (d)	44,046	216,266
Longboard Pharmaceuticals, Inc. (a)	3,239	87,550
Madrigal Pharmaceuticals, Inc. (a) (d)	924	258,868
Masimo Corp. (a)	6,135	772,642
Merus NV (a)	4,281	253,307
Mettler-Toledo International, Inc. (a)	840	1,173,976
Mirum Pharmaceuticals, Inc. (a)	2,714	92,792
Molina Healthcare, Inc. (a)	10,474	3,113,920
Monte Rosa Therapeutics, Inc. (a)	15,805	59,111
MoonLake Immunotherapeutics (a)	2,236	98,317
Morphic Holding, Inc. (a)	2,870	97,781
Multiplan Corp. (a)	52,168	20,262
Neogen Corp. (a)	28,169	440,281
NeoGenomics, Inc. (a)	35,778	496,241
Neumora Therapeutics, Inc. (a) (d)	28,030	275,535
Neurocrine Biosciences, Inc. (a)	1,042	143,452
Nkarta, Inc. (a)	5,145	30,407
Novocure Ltd. (a)	10,772	184,524
Nurix Therapeutics, Inc. (a)	18,762	391,563
Nuvalent, Inc., Class A (a)	1,417	107,494
Pennant Group, Inc. (a)	11,346	263,114
Penumbra, Inc. (a)	4,977	895,711
Phreesia, Inc. (a)	11,057	234,408
Pliant Therapeutics, Inc. (a)	8,903	95,707
Praxis Precision Medicines, Inc. (a)	938	38,796
Prime Medicine, Inc. (a) (d)	23,584	121,222
Privia Health Group, Inc. (a)	29,438	511,632
PROCEPT BioRobotics Corp. (a)	6,830	417,245
Progyny, Inc. (a)	8,131	232,628
Prothena Corp. PLC (a)	6,683	137,937
Quidelortho Corp. (a)	36,336	1,207,082
RadNet, Inc. (a)	2,639	155,490
Rapport Therapeutics, Inc. (a)	8,100	188,406
Relay Therapeutics, Inc. (a)	6,895	44,955

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Repligen Corp. (a)	11,100	$1,399,266
Replimune Group, Inc. (a)	13,217	118,953
REVOLUTION Medicines, Inc. (a)	6,778	263,054
Rocket Pharmaceuticals, Inc. (a)	3,563	76,711
Sana Biotechnology, Inc. (a) (d)	9,736	53,159
Sarepta Therapeutics, Inc. (a)	5,686	898,388
Sartorius Stedim Biotech	970	158,492
Scholar Rock Holding Corp. (a)	13,852	115,387
Select Medical Holdings Corp.	152,982	5,363,549
Sotera Health Co. (a)	36,705	435,688
SpringWorks Therapeutics, Inc. (a)	5,212	196,336
Stevanato Group SpA (d)	21,134	387,598
Structure Therapeutics, Inc. ADR (a)	6,049	237,544
Tango Therapeutics, Inc. (a)	24,498	210,193
Teleflex, Inc.	18,440	3,878,485
Tempus AI, Inc. (a) (d)	128	4,480
Tempus AI, Inc., Lockup Shares (Acquired 6/14/24, Cost $145,493) (a) (b) (e)	6,544	229,040
Tenaya Therapeutics, Inc. (a)	9,185	28,473
Third Harmonic Bio, Inc. (a)	11,106	144,378
Ultragenyx Pharmaceutical, Inc. (a)	3,318	136,370
Vaxcyte, Inc. (a)	21,802	1,646,269
Veeva Systems, Inc. Class A (a)	23,437	4,289,205
Vera Therapeutics, Inc. (a)	5,186	187,629
Verve Therapeutics, Inc. (a)	23,281	113,611
Viatris, Inc.	103,233	1,097,367
Waystar Holding Corp. (a)	21,045	452,467
West Pharmaceutical Services, Inc.	6,918	2,278,720
Xencor, Inc. (a)	5,350	101,275
Xenon Pharmaceuticals, Inc. (a)	7,158	279,090
Zentalis Pharmaceuticals, Inc. (a)	8,124	33,227
Zimmer Biomet Holdings, Inc.	21,235	2,304,635
		102,960,903
Industrials — 17.9%
AAON, Inc.	7,262	633,537
Alamo Group, Inc.	578	99,994
Allegiant Travel Co.	3,554	178,517
API Group Corp. (a)	65,253	2,455,470
Arcosa, Inc.	6,576	548,504
Armstrong World Industries, Inc.	6,955	787,584
Ashtead Group PLC	8,339	555,619
Atmus Filtration Technologies, Inc. (a)	5,038	144,994
AZZ, Inc.	13,408	1,035,768
Beacon Roofing Supply, Inc. (a)	18,311	1,657,146
Bombas LLC (Acquired 2/12/21, Cost $183,470) (a) (b) (c) (e)	41,514	108,767
Booz Allen Hamilton Holding Corp.	12,608	1,940,371
Brady Corp. Class A	10,572	697,963
BrightView Holdings, Inc. (a)	39,924	530,989
Broadridge Financial Solutions, Inc.	8,200	1,615,400
BWX Technologies, Inc.	12,736	1,209,920
Cadre Holdings, Inc.	4,628	155,316
Carrier Global Corp.	17,079	1,077,343
Casella Waste Systems, Inc. Class A (a)	8,168	810,429
Conduent, Inc. (a)	36,490	118,957
Crane Co.	5,474	793,621
CSW Industrials, Inc.	2,741	727,215
Dayforce, Inc. (a) (d)	38,871	1,928,002

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Douglas Dynamics, Inc.	2,230	$52,182
Enerpac Tool Group Corp.	10,807	412,611
Enpro, Inc.	5,269	767,008
Equifax, Inc.	12,100	2,933,766
Esab Corp.	61,945	5,849,466
ESCO Technologies, Inc.	5,750	603,980
Federal Signal Corp.	9,529	797,291
Ferguson PLC	4,600	890,790
Fortive Corp.	28,500	2,111,850
FTAI Aviation Ltd.	7,440	768,031
FTI Consulting, Inc. (a)	2,283	492,055
GE Vernova, Inc. (a)	9,889	1,696,062
GMS, Inc. (a)	3,650	294,227
Graco, Inc.	4,255	337,336
Helios Technologies, Inc.	2,914	139,144
Herc Holdings, Inc.	2,739	365,081
Howmet Aerospace, Inc.	3,800	294,994
Hubbell, Inc.	2,667	974,735
Huntington Ingalls Industries, Inc.	5,242	1,291,262
Hydrofarm Holdings Group, Inc. (a)	6,021	4,155
IDEX Corp.	14,416	2,900,499
Ingersoll Rand, Inc.	52,988	4,813,430
JB Hunt Transport Services, Inc.	24,397	3,903,520
John Bean Technologies Corp.	6,178	586,725
L3Harris Technologies, Inc.	8,561	1,922,629
Landstar System, Inc.	5,703	1,052,090
Leidos Holdings, Inc.	1,766	257,624
Leonardo DRS, Inc. (a)	31,475	802,927
Loar Holdings, Inc. (a)	4,754	253,911
Matson, Inc.	2,348	307,518
Middleby Corp. (a)	9,519	1,167,125
Moog, Inc. Class A	3,527	590,067
MSA Safety, Inc.	3,582	672,306
MSC Industrial Direct Co., Inc. Class A	2,780	220,482
Mueller Water Products, Inc. Class A	20,902	374,564
MYR Group, Inc. (a)	654	88,754
Norfolk Southern Corp.	9,133	1,960,764
NV5 Global, Inc. (a)	2,193	203,883
Old Dominion Freight Line, Inc.	7,553	1,333,860
Parsons Corp. (a)	18,476	1,511,522
Paycor HCM, Inc. (a)	43,319	550,151
Paylocity Holding Corp. (a)	27,017	3,562,192
Quanta Services, Inc.	2,500	635,225
RBC Bearings, Inc. (a)	11,499	3,102,200
Rentokil Initial PLC	110,586	644,804
Rolls-Royce Holdings PLC (a)	158,861	918,281
Rush Enterprises, Inc. Class A	13,930	583,249
Saia, Inc. (a)	11,292	5,355,683
Shoals Technologies Group, Inc. Class A (a)	15,600	97,344
Shyft Group, Inc.	6,498	77,066
Simpson Manufacturing Co., Inc.	700	117,971
SiteOne Landscape Supply, Inc. (a)	17,759	2,156,120
Southwest Airlines Co.	105,054	3,005,595
Spirax Group PLC	2,424	260,051
Spirit AeroSystems Holdings, Inc. Class A (a)	58,074	1,908,892
SPX Technologies, Inc. (a)	8,567	1,217,713
SS&C Technologies Holdings, Inc.	23,762	1,489,165
Stanley Black & Decker, Inc.	38,379	3,066,098

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Country Airlines Holdings, Inc. (a)	7,850	$98,596
Tetra Tech, Inc.	3,211	656,585
Textron, Inc.	61,638	5,292,239
Thermon Group Holdings, Inc. (a)	25,521	785,026
Toro Co.	34,313	3,208,609
Trane Technologies PLC	3,325	1,093,692
Transcat, Inc. (a)	802	95,983
TransUnion	11,414	846,462
Trex Co., Inc. (a)	830	61,520
UFP Industries, Inc.	6,940	777,280
UL Solutions, Inc. Class A	8,411	354,860
UniFirst Corp.	448	76,845
United Rentals, Inc.	2,260	1,461,610
Valmont Industries, Inc.	895	245,633
Veralto Corp.	12,600	1,202,922
Verisk Analytics, Inc.	4,400	1,186,020
Verra Mobility Corp. (a)	57,093	1,552,930
VSE Corp.	7,610	671,811
Waste Connections, Inc.	4,400	771,584
WillScot Mobile Mini Holdings Corp. (a)	43,917	1,653,036
Zurn Elkay Water Solutions Corp. Class C	28,216	829,550
		117,482,245
Information Technology — 15.5%
Agilysys, Inc. (a)	2,969	309,192
Allegro MicroSystems, Inc. (a)	17,144	484,147
Altair Engineering, Inc. Class A (a)	6,771	664,100
Amphenol Corp. Class A	21,800	1,468,666
Amplitude, Inc. Class A (a)	47,984	427,058
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (b) (c) (e)	6,130	102,923
Appfolio, Inc. Class A (a)	1,393	340,686
Atlassian Corp. Class A (a)	6,100	1,078,968
Aurora Innovation, Inc. (a) (d)	63,157	174,945
Bill Holdings, Inc. (a)	20,937	1,101,705
Braze, Inc. Class A (a)	12,192	473,537
CCC Intelligent Solutions Holdings, Inc. (a)	194,750	2,163,672
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (b) (c) (e)	15,444	66,718
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (b) (c) (e)	256	2,017
Cognex Corp.	21,813	1,019,976
Confluent, Inc. Class A (a)	14,564	430,075
Corning, Inc.	129,035	5,013,010
Crowdstrike Holdings, Inc. Class A (a)	3,662	1,403,242
CTS Corp.	8,517	431,216
Databricks, Inc. (Acquired 7/24/20-8/28/20, Cost $24,732) (a) (b) (c) (e)	1,545	113,558
Datadog, Inc. Class A (a)	4,850	628,996
Descartes Systems Group, Inc. (a)	18,810	1,821,560
Diodes, Inc. (a)	8,650	622,194
DocuSign, Inc. (a)	30,479	1,630,626
DoubleVerify Holdings, Inc. (a)	34,008	662,136
Endava PLC Sponsored ADR (a)	8,436	246,669
Enfusion, Inc. Class A (a)	9,311	79,330
Entegris, Inc.	14,094	1,908,328
Envestnet, Inc. (a)	8,340	522,001
Fair Isaac Corp. (a)	1,900	2,828,454
Fortinet, Inc. (a)	50,750	3,058,702
Globant SA (a)	11,946	2,129,494
GoDaddy, Inc. Class A (a)	12,922	1,805,333
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (b) (c) (e)	15,332	285,022

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HubSpot, Inc. (a)	2,550	$1,503,964
Insight Enterprises, Inc. (a)	3,485	691,285
Intapp, Inc. (a)	19,233	705,274
JFrog Ltd. (a)	15,701	589,572
Keysight Technologies, Inc. (a)	12,700	1,736,725
Knowles Corp. (a)	5,830	100,626
Lattice Semiconductor Corp. (a)	50,695	2,939,803
Littelfuse, Inc.	3,460	884,341
MACOM Technology Solutions Holdings, Inc. (a)	19,044	2,122,835
Manhattan Associates, Inc. (a)	812	200,304
Marvell Technology, Inc.	78,255	5,470,024
Microchip Technology, Inc.	57,500	5,261,250
Mirion Technologies, Inc. (a)	113,023	1,213,867
MKS Instruments, Inc.	36,432	4,757,291
Monday.com Ltd. (a)	5,748	1,383,888
MongoDB, Inc. (a)	3,489	872,110
Monolithic Power Systems, Inc.	826	678,708
Napco Security Technologies, Inc.	7,471	388,118
nCino, Inc. (a) (d)	13,248	416,650
Novanta, Inc. (a)	6,383	1,041,131
NXP Semiconductors NV	4,200	1,130,178
Onto Innovation, Inc. (a)	7,451	1,635,942
PAR Technology Corp. (a) (d)	36,141	1,701,880
Power Integrations, Inc.	6,199	435,108
Procore Technologies, Inc. (a)	18,367	1,217,916
PTC, Inc. (a)	17,748	3,224,279
Pure Storage, Inc. Class A (a)	31,865	2,046,052
Roper Technologies, Inc.	4,326	2,438,393
Samsara, Inc. Class A (a)	31,664	1,067,077
ServiceTitan, Inc. (Acquired 11/09/18-5/04/21, Cost $28,780) (a) (b) (c) (e)	618	48,729
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (b) (c) (e)	3,870	24,188
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (b) (c) (e)	2,657	13,046
TE Connectivity Ltd.	18,448	2,775,133
Teledyne Technologies, Inc. (a)	6,794	2,635,936
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (b) (c) (e)	4,820	167,749
Tyler Technologies, Inc. (a)	4,800	2,413,344
Varonis Systems, Inc. (a)	7,376	353,827
Vertex, Inc. Class A (a)	5,700	205,485
Viavi Solutions, Inc. (a)	50,384	346,138
Vishay Intertechnology, Inc.	16,395	365,608
Vontier Corp.	15,885	606,807
Western Digital Corp. (a)	56,250	4,262,062
Workiva, Inc. (a)	9,872	720,557
Zebra Technologies Corp. Class A (a)	6,569	2,029,361
Zoom Video Communications, Inc. Class A (a)	16,000	947,040
		101,267,857
Materials — 4.7%
Alpha Metallurgical Resources, Inc.	179	50,215
Avery Dennison Corp.	12,600	2,754,990
Ball Corp.	67,868	4,073,437
Carpenter Technology Corp.	3,232	354,163
Clearwater Paper Corp. (a)	1,704	82,593
Constellium SE (a)	80,930	1,525,530
DS Smith PLC	255,877	1,354,789
Element Solutions, Inc.	55,052	1,493,010
ERO Copper Corp. (ERO CN) (a) (d)	21,905	468,186
ERO Copper Corp. (ERO US) (a) (d)	5,800	124,004

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Quantum Minerals Ltd.	10,571	$138,855
FMC Corp.	27,622	1,589,646
Franco-Nevada Corp. (d)	12,257	1,453,226
Freeport-McMoRan, Inc.	16,708	812,009
Hawkins, Inc.	1,768	160,888
HB Fuller Co.	5,013	385,800
Hudbay Minerals, Inc.	8,441	76,391
International Paper Co.	29,459	1,271,156
Louisiana-Pacific Corp.	7,102	584,708
Martin Marietta Materials, Inc.	5,031	2,725,796
Orion SA	18,008	395,095
Osisko Gold Royalties Ltd. (d)	9,150	142,596
Pactiv Evergreen, Inc.	17,708	200,455
Quaker Chemical Corp.	1,915	324,975
Reliance, Inc.	4,922	1,405,723
Royal Gold, Inc.	3,047	381,363
RPM International, Inc.	7,600	818,368
Scotts Miracle-Gro Co.	18,260	1,187,996
Sealed Air Corp.	42,395	1,474,922
Summit Materials, Inc. Class A (a)	60,378	2,210,439
West Fraser Timber Co. Ltd. (WFG (CN) (d)	6,393	491,000
West Fraser Timber Co. Ltd. (WFG US) (d)	602	46,276
		30,558,600
Real Estate — 4.0%
American Assets Trust, Inc.	12,757	285,502
Apartment Investment & Management Co. Class A (a)	134,189	1,112,427
Apple Hospitality REIT, Inc.	36,446	529,925
Colliers International Group, Inc.	5,491	613,070
CoStar Group, Inc. (a)	11,353	841,711
CubeSmart	30,879	1,394,804
DigitalBridge Group, Inc.	69,400	950,780
Douglas Emmett, Inc.	21,595	287,429
EastGroup Properties, Inc.	7,930	1,348,893
Empire State Realty Trust, Inc. Class A	12,165	114,108
Equity Residential	22,606	1,567,500
Essential Properties Realty Trust, Inc.	29,367	813,760
FirstService Corp.	7,765	1,183,153
Flagship Communities REIT	14,991	208,975
Healthcare Realty Trust, Inc.	19,857	327,243
Highwoods Properties, Inc.	16,884	443,543
Independence Realty Trust, Inc.	77,030	1,443,542
Kilroy Realty Corp.	10,640	331,649
The Macerich Co.	27,466	424,075
NETSTREIT Corp.	33,523	539,720
Opendoor Technologies, Inc. (a)	77,270	142,177
Pebblebrook Hotel Trust	40,573	557,879
PotlatchDeltic Corp.	2,766	108,953
Rayonier, Inc.	37,530	1,091,748
Regency Centers Corp.	22,358	1,390,668
Rexford Industrial Realty, Inc.	45,231	2,016,850
Safehold, Inc.	23,587	454,993
Saul Centers, Inc.	8,282	304,529
St. Joe Co.	7,894	431,802
Sun Communities, Inc.	10,530	1,267,180
Terreno Realty Corp.	26,747	1,582,887
UMH Properties, Inc.	30,657	490,205
Vornado Realty Trust	32,989	867,281

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	30,915	$877,677
		26,346,638
Utilities — 2.5%
Ameren Corp.	26,353	1,873,962
Artesian Resources Corp. Class A	4,966	174,605
California Water Service Group	17,637	855,218
CenterPoint Energy, Inc.	31,636	980,083
Chesapeake Utilities Corp.	13,072	1,388,246
Constellation Energy Corp.	4,257	852,549
Dominion Energy, Inc.	31,522	1,544,578
FirstEnergy Corp.	62,888	2,406,724
IDACORP, Inc.	9,628	896,848
MGE Energy, Inc.	5,430	405,730
Middlesex Water Co.	8,899	465,062
OGE Energy Corp.	22,607	807,070
ONE Gas, Inc.	10,657	680,449
PG&E Corp.	94,925	1,657,390
PNM Resources, Inc.	30,504	1,127,428
Talen Energy Corp. (a)	4,487	498,147
		16,614,089

TOTAL COMMON STOCK (Cost $544,642,213)		625,316,819

PREFERRED STOCK — 1.3%
Communication Services — 0.0%
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (b) (c) (e)	8,410	109,751
Consumer Discretionary — 0.0%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (b) (c) (e)	49,629	44,170
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (b) (c) (e)	21,621	88,430
Nuro, Inc., Series D (Acquired 10/29/21, Cost $252,025) (a) (b) (c) (e)	12,090	49,448
OfferUp, Inc., Series F (Acquired 7/01/20, Cost $9,217) (a) (b) (c) (e)	4,025	3,502
		185,550
Consumer Staples — 0.1%
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (b) (c) (e)	58,131	283,098
Farmer's Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (a) (b) (c) (e)	8,198	30,906
Farmer's Business Network, Inc., Series F (Acquired 7/31/20, Cost $124,028) (a) (b) (c) (e)	3,752	14,145
		328,149
Financials — 0.0%
CRB Group, Inc., Series D (Acquired 1/28/22, Cost $255,280) (a) (b) (c) (e)	2,428	177,268
Stash Financial, Inc., Series F (Acquired 4/24/20, Cost $126,801) (a) (b) (c) (e)	5,060	35,015
Stash Financial, Inc., Series G (Acquired 1/26/21, Cost $174,908) (a) (b) (c) (e)	4,667	53,577
		265,860
Health Care — 0.5%
Capsule, Corp., Series 1 D (Acquired 4/07/21, Cost $72,328) (a) (b) (c) (e)	4,991	11,379

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Caris Life Sciences, Inc., Series C (Acquired 8/14/20, Cost $125,312) (a) (b) (c) (e)	45,403	$165,267
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $378,132) (a) (b) (c) (e)	46,683	169,926
CelLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (b) (c) (e)	10,749	30,420
Cleerly, Inc. Series C (Acquired 7/08/22, Cost $200,211) (a) (b) (c) (e)	16,995	152,445
Color Health, Inc., Series D (Acquired 12/17/20, Cost $43,490) (a) (b) (c) (e)	1,155	20,444
Color Health, Inc., Series D-1 (Acquired 1/13/20, Cost $56,632) (a) (b) (c) (e)	2,655	31,833
Color Health, Inc., Series E (Acquired 10/26/21, Cost $15,095) (a) (b) (c) (e)	151	5,966
DTX Company, Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (b) (c) (e)	17,154	15,309
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (b) (c) (e)	5,042	108,398
Genesis Therapeutics, Inc., Series A (Acquired 11/24/20, Cost $25,262) (a) (b) (c) (e)	4,946	25,262
Honor Technology, Inc., Series D (Acquired 10/16/20, Cost $225,290) (a) (b) (c) (e)	93,556	159,981
Honor Technology, Inc., Series E (Acquired 9/29/21, Cost $116,646) (a) (b) (c) (e)	36,897	63,094
Inscripta, Inc., Series E (Acquired 3/30/21, Cost $148,812) (a) (b) (c) (e)	16,853	31,515
Insitro, Inc., Series B (Acquired 5/21/20, Cost $34,456) (a) (b) (c) (e)	5,530	101,150
Insitro, Inc., Series C (Acquired 4/07/21, Cost $62,208) (a) (b) (c) (e)	3,401	62,208
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (a) (b) (c) (e)	30,866	26,236
Kardium, Inc., Series D-6 (Acquired 1/08/21, Cost $145,349) (a) (b) (c) (e)	143,083	121,621
Laronde, Inc., Series B (Acquired 7/28/21, Cost $109,340) (a) (b) (c) (e)	3,905	16,401
National Resilience, Inc., Series B (Acquired 10/23/20, Cost $263,720) (a) (b) (c) (e)	19,306	897,150
National Resilience, Inc., Series C (Acquired 6/09/21, Cost $315,045) (a) (b) (c) (e)	7,094	329,658
Ring Therapeutics, Inc., Series B (Acquired 4/12/21, Cost $50,885) (a) (b) (c) (e)	5,531	50,885
Sartorius AG 0.340%	2,365	554,285
Tessera Therapeutics, Inc., Series C (Acquired 2/25/22, Cost $34,499) (a) (b) (c) (e)	1,687	34,499
Treeline Biosciences, Inc., Series A (Acquired 4/09/21, Cost $40,640) (a) (b) (c) (e)	5,192	40,640
		3,225,972
Industrials — 0.1%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (b) (c) (e)	7,305	256,177
Haul Hub, Inc., Series B (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (b) (c) (e)	7,466	33,373
Haul Hub, Inc., Series C (Acquired 4/14/22, Cost $43,061) (a) (b) (c) (e)	2,282	10,201
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (b) (c) (e)	12,248	239,495
		539,246
Information Technology — 0.5%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (b) (c) (e)	23,433	101,231
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (b) (c) (e)	30,627	132,309
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (b) (c) (e)	15,355	120,997
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (b) (c) (e)	7,329	538,682
Databricks, Inc., Series G (Acquired 2/01/21, Cost $50,195) (a) (b) (c) (e)	849	62,402
Databricks, Inc., Series H (Acquired 8/31/21, Cost $114,856) (a) (b) (c) (e)	1,563	114,881
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (b) (c) (e)	11,083	70,488
Flexe, Inc., Series D (Acquired 4/07/22, Cost $73,849) (a) (b) (c) (e)	3,621	23,030
Gusto, Inc., Series B (Acquired 8/18/20, Cost $49,238) (a) (b) (c) (e)	3,644	67,742

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $91,936) (a) (b) (c) (e)	6,804	$126,486
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (b) (c) (e)	11,076	205,903
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (b) (c) (e)	14,095	262,026
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (b) (c) (e)	51,969	273,877
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (b) (c) (e)	18,715	106,488
Seismic Software, Inc., Series F (Acquired 9/25/20, Cost $18,592) (a) (b) (c) (e)	2,115	12,034
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (b) (c) (e)	10	789
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (b) (c) (e)	4,744	374,064
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (b) (c) (e)	220	17,347
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (b) (c) (e)	239	18,845
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (b) (c) (e)	4,702	29,388
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (b) (c) (e)	3,860	24,125
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (b) (c) (e)	69	431
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (b) (c) (e)	8,946	55,913
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (b) (c) (e)	1,090	37,935
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (b) (c) (e)	120	4,176
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (b) (c) (e)	120	4,176
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (b) (c) (e)	8,790	305,916
		3,091,681
Materials — 0.1%
KoBold Metals, Inc., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (b) (c) (e)	8,931	655,178
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $214,074) (a) (b) (c) (e)	4,516	232,664
		887,842
Real Estate — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (b) (c) (e)	5,266	78,779
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (b) (c) (e)	3,470	51,911
		130,690

TOTAL PREFERRED STOCK (Cost $9,850,249)		8,764,741

TOTAL EQUITIES (Cost $554,492,462)		634,081,560

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Diversified Financial Services — 0.0%
PRA Group, Inc.
7.375% 9/01/25 (f)	$83,000	83,096

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.2%
Wolfspeed, Inc.
Convertible, 0.250% 2/15/28	$330,000	$194,535
1.875% 12/01/29	1,265,000	697,015
		891,550

TOTAL CORPORATE DEBT (Cost $948,940)		974,646

TOTAL BONDS & NOTES (Cost $948,940)		974,646

	Number of Shares
RIGHTS — 0.0%
Health Care — 0.0%
AstraZeneca PLC, CVR (a) (b) (c)	16,791	—

TOTAL RIGHTS (Cost $5,205)		—

WARRANTS — 0.0%
Communication Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	132
Financials — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (b) (c) (e)	1,432	444
Hagerty, Inc. (a) (b) (c)	3,040	8,004
		8,448
Health Care — 0.0%
REVOLUTION Medicines, Inc. (a)	1,166	83

TOTAL WARRANTS (Cost $11,320)		8,663

TOTAL LONG-TERM INVESTMENTS (Cost $555,457,927)		635,064,869

SHORT-TERM INVESTMENTS — 2.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	956,968	956,968
Mutual Fund — 2.3%
T. Rowe Price Government Reserve Investment Fund	15,055,054	15,055,054

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (h)	$1,433,662	1,433,662

TOTAL SHORT-TERM INVESTMENTS (Cost $17,445,684)		17,445,684

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.5% (Cost $572,903,611) (i)	$652,510,553

Other Assets/(Liabilities) — 0.5%	3,022,338

NET ASSETS — 100.0%	$655,532,891

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $9,671,116 or 1.48% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $10,169,549 or 1.55% of net assets. The Fund received $9,679,032 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $9,663,112 or 1.47% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $83,096 or 0.01% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,433,853. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,462,465.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 41.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,947,099	$21,807,514
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,662,524	41,295,752
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	478,932	5,560,395
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	827,788	10,695,023
T. Rowe Price Hedged Equity Fund, Class I	757,021	9,106,957
		88,465,641
Fixed Income Funds — 58.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,131,202	43,974,400
T. Rowe Price Dynamic Credit Fund, Class I	337,156	2,970,348
T. Rowe Price Dynamic Global Bond Fund, Class I	990,048	7,633,268
T. Rowe Price Emerging Markets Bond Fund	857,774	7,771,435
T. Rowe Price Institutional Floating Rate Fund	301,628	2,853,401
T. Rowe Price Institutional High Yield Fund	941,578	7,297,226
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	9,028,402	42,433,490
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	904,854	6,650,674
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	5,375,277	5,375,277
		126,959,519

TOTAL MUTUAL FUNDS (Cost $213,659,231)		215,425,160

TOTAL LONG-TERM INVESTMENTS (Cost $213,659,231)		215,425,160

TOTAL INVESTMENTS — 100.0% (Cost $213,659,231) (b)		215,425,160

Other Assets/(Liabilities) — (0.0)%		(52,687)

NET ASSETS — 100.0%		$215,372,473

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 42.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	171,948	$1,925,820
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	232,734	3,609,702
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	42,651	495,180
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	72,485	936,511
T. Rowe Price Hedged Equity Fund, Class I	66,560	800,711
		7,767,924
Fixed Income Funds — 57.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	438,364	3,756,780
T. Rowe Price Dynamic Credit Fund, Class I	28,759	253,367
T. Rowe Price Dynamic Global Bond Fund, Class I	84,305	649,992
T. Rowe Price Emerging Markets Bond Fund	71,912	651,521
T. Rowe Price Institutional Floating Rate Fund	25,421	240,483
T. Rowe Price Institutional High Yield Fund	80,322	622,495
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	667,795	3,138,635
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	79,186	582,014
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	456,684	456,684
		10,351,971

TOTAL MUTUAL FUNDS (Cost $17,304,607)		18,119,895

TOTAL LONG-TERM INVESTMENTS (Cost $17,304,607)		18,119,895

TOTAL INVESTMENTS — 100.0% (Cost $17,304,607) (b)		18,119,895

Other Assets/(Liabilities) — (0.0)%		(4,056)

NET ASSETS — 100.0%		$18,115,839

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 46.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	983,046	$11,010,120
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,338,783	20,764,530
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	243,794	2,830,448
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	418,373	5,405,380
T. Rowe Price Hedged Equity Fund, Class I	382,257	4,598,557
		44,609,035
Fixed Income Funds — 53.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,200,001	18,854,008
T. Rowe Price Dynamic Credit Fund, Class I	139,856	1,232,131
T. Rowe Price Dynamic Global Bond Fund, Class I	423,343	3,263,973
T. Rowe Price Emerging Markets Bond Fund	358,491	3,247,928
T. Rowe Price Institutional Floating Rate Fund	125,414	1,186,418
T. Rowe Price Institutional High Yield Fund	397,699	3,082,169
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	3,108,585	14,610,348
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	418,583	3,076,583
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	2,386,241	2,386,241
		50,939,799

TOTAL MUTUAL FUNDS (Cost $94,298,823)		95,548,834

TOTAL LONG-TERM INVESTMENTS (Cost $94,298,823)		95,548,834

TOTAL INVESTMENTS — 100.0% (Cost $94,298,823) (b)		95,548,834

Other Assets/(Liabilities) — (0.0)%		(26,370)

NET ASSETS — 100.0%		$95,522,464

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 49.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,130,918	$12,666,286
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,540,611	23,894,882
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	280,465	3,256,203
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	469,753	6,069,205
T. Rowe Price Hedged Equity Fund, Class I	438,397	5,273,914
		51,160,490
Fixed Income Funds — 50.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,297,031	19,685,557
T. Rowe Price Dynamic Credit Fund, Class I	145,125	1,278,549
T. Rowe Price Dynamic Global Bond Fund, Class I	433,614	3,343,166
T. Rowe Price Emerging Markets Bond Fund	367,711	3,331,463
T. Rowe Price Institutional Floating Rate Fund	130,370	1,233,300
T. Rowe Price Institutional High Yield Fund	413,699	3,206,165
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,936,148	13,799,896
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	450,472	3,310,967
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	2,636,051	2,636,051
		51,825,114

TOTAL MUTUAL FUNDS (Cost $101,188,786)		102,985,604

TOTAL LONG-TERM INVESTMENTS (Cost $101,188,786)		102,985,604

TOTAL INVESTMENTS — 100.0% (Cost $101,188,786) (b)		102,985,604

Other Assets/(Liabilities) — (0.0)%		(24,442)

NET ASSETS — 100.0%		$102,961,162

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 52.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,955,238	$55,498,664
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,698,427	103,892,600
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,225,611	14,229,348
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,045,850	26,432,378
T. Rowe Price Hedged Equity Fund, Class I	1,923,598	23,140,885
		223,193,875
Fixed Income Funds — 47.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	9,079,997	77,815,573
T. Rowe Price Dynamic Credit Fund, Class I	565,423	4,981,374
T. Rowe Price Dynamic Global Bond Fund, Class I	1,674,071	12,907,088
T. Rowe Price Emerging Markets Bond Fund	1,425,559	12,915,562
T. Rowe Price Institutional Floating Rate Fund	500,723	4,736,838
T. Rowe Price Institutional High Yield Fund	1,619,285	12,549,457
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	10,280,901	48,320,235
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,825,903	13,420,389
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	11,728,329	11,728,329
		199,374,845

TOTAL MUTUAL FUNDS (Cost $413,713,115)		422,568,720

TOTAL LONG-TERM INVESTMENTS (Cost $413,713,115)		422,568,720

TOTAL INVESTMENTS — 100.0% (Cost $413,713,115) (b)		422,568,720

Other Assets/(Liabilities) — (0.0)%		(163,116)

NET ASSETS — 100.0%		$422,405,604

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 58.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,815,976	$65,138,934
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,917,978	122,807,833
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,429,945	16,601,661
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,372,776	30,656,270
T. Rowe Price Hedged Equity Fund, Class I	1,924,494	23,151,658
		258,356,356
Fixed Income Funds — 42.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	8,841,957	75,775,570
T. Rowe Price Dynamic Credit Fund, Class I	476,529	4,198,217
T. Rowe Price Dynamic Global Bond Fund, Class I	1,649,775	12,719,764
T. Rowe Price Emerging Markets Bond Fund	1,334,806	12,093,344
T. Rowe Price Institutional Floating Rate Fund	463,064	4,380,581
T. Rowe Price Institutional High Yield Fund	1,436,362	11,131,808
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	8,446,766	39,699,801
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,960,826	14,412,071
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	12,855,369	12,855,369
		187,266,525

TOTAL MUTUAL FUNDS (Cost $432,391,648)		445,622,881

TOTAL LONG-TERM INVESTMENTS (Cost $432,391,648)		445,622,881

TOTAL INVESTMENTS — 100.0% (Cost $432,391,648) (b)		445,622,881

Other Assets/(Liabilities) — (0.0)%		(162,682)

NET ASSETS — 100.0%		$445,460,199

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 68.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	19,524,992	$218,679,915
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	26,842,619	416,329,025
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,525,132	52,536,784
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	8,019,459	103,611,409
T. Rowe Price Hedged Equity Fund, Class I	2,682,838	32,274,538
		823,431,671
Fixed Income Funds — 31.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	19,704,211	168,865,088
T. Rowe Price Dynamic Credit Fund, Class I	394,617	3,476,575
T. Rowe Price Dynamic Global Bond Fund, Class I	3,698,042	28,511,902
T. Rowe Price Emerging Markets Bond Fund	2,730,727	24,740,388
T. Rowe Price Institutional Floating Rate Fund	948,703	8,974,729
T. Rowe Price Institutional High Yield Fund	3,048,239	23,623,855
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	10,368,022	48,729,704
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	5,599,910	41,159,336
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	32,726,970	32,726,970
		380,808,547

TOTAL MUTUAL FUNDS (Cost $1,162,353,445)		1,204,240,218

TOTAL LONG-TERM INVESTMENTS (Cost $1,162,353,445)		1,204,240,218

TOTAL INVESTMENTS — 100.0% (Cost $1,162,353,445) (b)		1,204,240,218

Other Assets/(Liabilities) — (0.0)%		(573,370)

NET ASSETS — 100.0%		$1,203,666,848

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 80.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,425,202	$150,362,259
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	18,624,667	288,868,585
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,946,321	34,206,783
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,547,277	71,670,818
		545,108,445
Fixed Income Funds — 20.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,849,515	67,270,345
T. Rowe Price Dynamic Global Bond Fund, Class I	1,474,897	11,371,456
T. Rowe Price Emerging Markets Bond Fund	940,442	8,520,401
T. Rowe Price Institutional Floating Rate Fund	318,991	3,017,651
T. Rowe Price Institutional High Yield Fund	1,094,492	8,482,316
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	337,452	1,586,025
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,833,448	20,825,843
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	15,576,003	15,576,003
		136,650,040

TOTAL MUTUAL FUNDS (Cost $651,032,131)		681,758,485

TOTAL LONG-TERM INVESTMENTS (Cost $651,032,131)		681,758,485

TOTAL INVESTMENTS — 100.0% (Cost $651,032,131) (b)		681,758,485

Other Assets/(Liabilities) — (0.0)%		(323,293)

NET ASSETS — 100.0%		$681,435,192

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	25,209,268	$282,343,807
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	35,414,401	549,277,363
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	5,524,263	64,136,692
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	10,410,190	134,499,649
		1,030,257,511
Fixed Income Funds — 10.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,387,134	54,737,738
T. Rowe Price Dynamic Global Bond Fund, Class I	1,203,528	9,279,204
T. Rowe Price Emerging Markets Bond Fund	583,837	5,289,562
T. Rowe Price Institutional Floating Rate Fund	208,079	1,968,426
T. Rowe Price Institutional High Yield Fund	758,104	5,875,307
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	571,204	2,684,661
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,690,513	19,775,267
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	20,626,239	20,626,239
		120,236,404

TOTAL MUTUAL FUNDS (Cost $1,081,215,671)		1,150,493,915

TOTAL LONG-TERM INVESTMENTS (Cost $1,081,215,671)		1,150,493,915

TOTAL INVESTMENTS — 100.1% (Cost $1,081,215,671) (b)		1,150,493,915

Other Assets/(Liabilities) — (0.1)%		(606,394)

NET ASSETS — 100.0%		$1,149,887,521

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 96.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,118,346	$146,925,479
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	18,643,064	289,153,916
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,896,582	33,629,323
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,417,895	69,999,208
		539,707,926
Fixed Income Funds — 4.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	891,478	7,639,962
T. Rowe Price Dynamic Global Bond Fund, Class I	154,409	1,190,496
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	277,627	1,304,848
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	551,919	4,056,605
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	8,019,831	8,019,831
		22,211,742

TOTAL MUTUAL FUNDS (Cost $525,951,214)		561,919,668

TOTAL LONG-TERM INVESTMENTS (Cost $525,951,214)		561,919,668

TOTAL INVESTMENTS — 100.1% (Cost $525,951,214) (b)		561,919,668

Other Assets/(Liabilities) — (0.1)%		(282,406)

NET ASSETS — 100.0%		$561,637,262

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 97.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	21,274,264	$238,271,754
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	30,267,008	469,441,299
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	4,707,520	54,654,310
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	8,815,561	113,897,049
		876,264,412
Fixed Income Funds — 2.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	572,844	4,909,273
T. Rowe Price Dynamic Global Bond Fund, Class I	102,959	793,814
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	443,752	2,085,632
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	305,054	2,242,150
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	9,795,822	9,795,822
		19,826,691

TOTAL MUTUAL FUNDS (Cost $833,025,756)		896,091,103

TOTAL LONG-TERM INVESTMENTS (Cost $833,025,756)		896,091,103

TOTAL INVESTMENTS — 100.1% (Cost $833,025,756) (b)		896,091,103

Other Assets/(Liabilities) — (0.1)%		(489,267)

NET ASSETS — 100.0%		$895,601,836

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 98.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	8,429,758	$94,413,290
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	12,007,567	186,237,364
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,888,887	21,929,980
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,473,854	44,882,199
		347,462,833
Fixed Income Funds — 1.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	176,537	1,512,922
T. Rowe Price Dynamic Global Bond Fund, Class I	37,083	285,907
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	174,519	820,239
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	92,088	676,844
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,798,218	1,798,218
		5,094,130

TOTAL MUTUAL FUNDS (Cost $321,303,825)		352,556,963

TOTAL LONG-TERM INVESTMENTS (Cost $321,303,825)		352,556,963

TOTAL INVESTMENTS — 100.1% (Cost $321,303,825) (b)		352,556,963

Other Assets/(Liabilities) — (0.1)%		(181,767)

NET ASSETS — 100.0%		$352,375,196

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 98.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	6,810,457	$76,277,115
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,697,275	150,404,737
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,511,658	17,550,350
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,807,824	36,277,084
		280,509,286
Fixed Income Funds — 1.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	149,646	1,282,468
T. Rowe Price Dynamic Global Bond Fund, Class I	32,215	248,380
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	141,309	664,152
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	78,613	577,805
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,484,925	1,484,925
		4,257,730

TOTAL MUTUAL FUNDS (Cost $255,642,258)		284,767,016

TOTAL LONG-TERM INVESTMENTS (Cost $255,642,258)		284,767,016

TOTAL INVESTMENTS — 100.1% (Cost $255,642,258) (b)		284,767,016

Other Assets/(Liabilities) — (0.1)%		(143,918)

NET ASSETS — 100.0%		$284,623,098

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 98.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	125,347	$1,403,885
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	177,520	2,753,340
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	27,748	322,150
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	51,185	661,309
		5,140,684
Fixed Income Funds — 1.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,657	22,772
T. Rowe Price Dynamic Global Bond Fund, Class I	596	4,593
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,627	12,347
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,336	9,820
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	25,407	25,407
		74,939

TOTAL MUTUAL FUNDS (Cost $4,781,981)		5,215,623

TOTAL LONG-TERM INVESTMENTS (Cost $4,781,981)		5,215,623

TOTAL INVESTMENTS — 100.0% (Cost $4,781,981) (b)		5,215,623

Other Assets/(Liabilities) — (0.0)%		(1,340)

NET ASSETS — 100.0%		$5,214,283

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Total Return Bond Fund ("Total Return Bond Fund")

MassMutual Strategic Bond Fund ("Strategic Bond Fund")

MassMutual Diversified Value Fund ("Diversified Value Fund")

MassMutual Fundamental Value Fund ("Fundamental Value Fund")

MM S&P 500® Index Fund ("S&P 500 Index Fund")

MassMutual Equity Opportunities Fund ("Equity Opportunities Fund")

MassMutual Blue Chip Growth Fund ("Blue Chip Growth Fund")

MassMutual Growth Opportunities Fund ("Growth Opportunities Fund")

MassMutual Mid Cap Value Fund ("Mid Cap Value Fund")

MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund")

MassMutual Small Company Value Fund ("Small Company Value Fund")

MassMutual Mid Cap Growth Fund ("Mid Cap Growth Fund")

MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MassMutual Overseas Fund ("Overseas Fund")

MassMutual Select T. Rowe Price International Equity Fund ("MM Select T. Rowe Price International Equity Fund")

MassMutual 20/80 Allocation Fund ("20/80 Allocation Fund")

MassMutual 40/60 Allocation Fund ("40/60 Allocation Fund")

MassMutual 60/40 Allocation Fund ("60/40 Allocation Fund")

MassMutual 80/20 Allocation Fund ("80/20 Allocation Fund")

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund ("MM RetireSMART by JPMorgan In Retirement Fund")

MassMutual RetireSMARTSM by JPMorgan 2020 Fund ("MM RetireSMART by JPMorgan 2020 Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund ("MM RetireSMART by JPMorgan 2025 Fund")

MassMutual RetireSMARTSM by JPMorgan 2030 Fund ("MM RetireSMART by JPMorgan 2030 Fund")

MassMutual RetireSMARTSM by JPMorgan 2035 Fund ("MM RetireSMART by JPMorgan 2035 Fund")

MassMutual RetireSMARTSM by JPMorgan 2040 Fund ("MM RetireSMART by JPMorgan 2040 Fund")

MassMutual RetireSMARTSM by JPMorgan 2045 Fund ("MM RetireSMART by JPMorgan 2045 Fund")

MassMutual RetireSMARTSM by JPMorgan 2050 Fund ("MM RetireSMART by JPMorgan 2050 Fund")

MassMutual RetireSMARTSM by JPMorgan 2055 Fund ("MM RetireSMART by JPMorgan 2055 Fund")

MassMutual RetireSMARTSM by JPMorgan 2060 Fund ("MM RetireSMART by JPMorgan 2060 Fund")

MassMutual RetireSMARTSM by JPMorgan 2065 Fund ("MM RetireSMART by JPMorgan 2065 Fund")

MM Equity Asset Fund ("Equity Asset Fund")

MassMutual Select T. Rowe Price Bond Asset Fund ("MM Select T. Rowe Price Bond Asset Fund")

MassMutual Select T. Rowe Price Large Cap Blend Fund ("MM Select T. Rowe Price Large Cap Blend Fund")

MassMutual Select T. Rowe Price Real Assets Fund ("MM Select T. Rowe Price Real Assets Fund")

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund ("MM Select T. Rowe Price Small and Mid Cap Blend Fund")

MassMutual Select T. Rowe Price Retirement Balanced Fund ("MM Select T. Rowe Price Retirement Balanced Fund")

MassMutual Select T. Rowe Price Retirement 2005 Fund ("MM Select T. Rowe Price Retirement 2005 Fund")

MassMutual Select T. Rowe Price Retirement 2010 Fund ("MM Select T. Rowe Price Retirement 2010 Fund")

MassMutual Select T. Rowe Price Retirement 2015 Fund ("MM Select T. Rowe Price Retirement 2015 Fund")

MassMutual Select T. Rowe Price Retirement 2020 Fund ("MM Select T. Rowe Price Retirement 2020 Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2025 Fund ("MM Select T. Rowe Price Retirement 2025 Fund")

MassMutual Select T. Rowe Price Retirement 2030 Fund ("MM Select T. Rowe Price Retirement 2030 Fund")

MassMutual Select T. Rowe Price Retirement 2035 Fund ("MM Select T. Rowe Price Retirement 2035 Fund")

MassMutual Select T. Rowe Price Retirement 2040 Fund ("MM Select T. Rowe Price Retirement 2040 Fund")

MassMutual Select T. Rowe Price Retirement 2045 Fund ("MM Select T. Rowe Price Retirement 2045 Fund")

MassMutual Select T. Rowe Price Retirement 2050 Fund ("MM Select T. Rowe Price Retirement 2050 Fund")

MassMutual Select T. Rowe Price Retirement 2055 Fund ("MM Select T. Rowe Price Retirement 2055 Fund")

MassMutual Select T. Rowe Price Retirement 2060 Fund ("MM Select T. Rowe Price Retirement 2060 Fund")

MassMutual Select T. Rowe Price Retirement 2065 Fund ("MM Select T. Rowe Price Retirement 2065 Fund")

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the "MM Target Allocation Funds") invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC ("MML Advisers") and non-affiliated mutual funds (together, the "MM Target Allocation Underlying Funds").

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, MM RetireSMART by JPMorgan 2060 Fund, and MM RetireSMART by JPMorgan 2065 Fund (the "MM RetireSMART by JPMorgan Funds") invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. ("J.P. Morgan") or its affiliates, and non-affiliated mutual funds (together, the "MM RetireSMART by JPMorgan Underlying Funds").

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the "MM Select T. Rowe Price Retirement Funds") invest their investable assets in shares of MassMutual Funds and T. Rowe Price Funds (together, the "MM Select T. Rowe Price Underlying Funds"). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the ("Underlying Funds").

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of June 30, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2024, for remaining Funds' investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$9,166,185	$—	$9,166,185
Corporate Debt	—	126,721,152	—	126,721,152
Municipal Obligations	—	4,550,330	—	4,550,330
Non-U.S. Government Agency Obligations	—	125,312,013	—	125,312,013
Sovereign Debt Obligations	—	3,674,147	—	3,674,147
U.S. Government Agency Obligations and Instrumentalities	—	267,847,252	—	267,847,252
U.S. Treasury Obligations	—	195,545,432	—	195,545,432
Common Stock	617,069	—	—	617,069
Short-Term Investments	43,381,450	144,112,363	—	187,493,813
Total Investments	$43,998,519	$876,928,874	$—	$920,927,393

Asset Derivatives
Forward Contracts	$—	$226,139	$—	$226,139
Futures Contracts	759,398	—	—	759,398
Swap Agreements	—	202,006	—	202,006
Total	$759,398	$428,145	$—	$1,187,543

Liability Derivatives
Forward Contracts	$—	$(8,342)	$—	$(8,342)
Futures Contracts	(180,407)	—	—	(180,407)
Total	$(180,407)	$(8,342)	$—	$(188,749)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$5,864,536	$—	$5,864,536
Corporate Debt	—	91,833,051	—	91,833,051
Non-U.S. Government Agency Obligations	—	29,648,045	—	29,648,045
Sovereign Debt Obligations	—	11,517,729	—	11,517,729
U.S. Government Agency Obligations and Instrumentalities	—	145,920,307	—	145,920,307
U.S. Treasury Obligations	—	94,836,031	—	94,836,031
Purchased Options	54,963	92,535	—	147,498
Short-Term Investments	2,455,915	7,823,329	—	10,279,244
Total Investments	$2,510,878	$387,535,563	$—	$390,046,441

Liability Investments
U.S. Government Agency Obligations and Instrumentalities	$—	$(1,041,572)	$—	$(1,041,572)

Asset Derivatives
Forward Contracts	$—	$521,203	$—	$521,203
Futures Contracts	1,845,135	—	—	1,845,135
Swap Agreements	—	1,296,830	—	1,296,830
Total	$1,845,135	$1,818,033	$—	$3,663,168

Liability Derivatives
Forward Contracts	$—	$(558,149)	$—	$(558,149)
Futures Contracts	(270,489)	—	—	(270,489)
Swap Agreements	—	(874,754)	—	(874,754)
Written Options	(83,729)	(33,533)	—	(117,262)
Total	$(354,218)	$(1,466,436)	$—	$(1,820,654)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$194,875,228	$—	$—	$194,875,228
Exchange-Traded Funds	2,913,649	—	—	2,913,649
Short-Term Investments	35,042	1,078,840	—	1,113,882
Total Investments	$197,823,919	$1,078,840	$—	$198,902,759

Notes to Portfolio of Investments (Unaudited) (Continued)

Fundamental Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$444,240,991	$—	$—	$444,240,991
Short-Term Investments	5,652,064	2,139,510	—	7,791,574
Total Investments	$449,893,055	$2,139,510	$—	$452,032,565

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,296,063,669	$—	$—	$2,296,063,669
Short-Term Investments	—	8,323,135	—	8,323,135
Total Investments	$2,296,063,669	$8,323,135	$—	$2,304,386,804

Liability Derivatives
Futures Contracts	$(40,177)	$—	$—	$(40,177)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$607,961,793	$11,451,383	*	$—	$619,413,176
Preferred Stock	—	2,691,641	*	—	2,691,641
Short-Term Investments	8,284,185	21,061,195		—	29,345,380
Total Investments	$616,245,978	$35,204,219		$—	$651,450,197

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$2,558,452,497	$2,570,626	$3,160,754	$2,564,183,877
Preferred Stock	—	—	4,001,007	4,001,007
Corporate Debt	—	3,847,975	—	3,847,975
Short-Term Investments	2,560	40,386,359	—	40,388,919
Total Investments	$2,558,455,057	$46,804,960	$7,161,761	$2,612,421,778

Notes to Portfolio of Investments (Unaudited) (Continued)

Growth Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$131,299,322	$—	$—	$131,299,322
Short-Term Investments	2,272,596	1,537,190	—	3,809,786
Total Investments	$133,571,918	$1,537,190	$—	$135,109,108

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$63,340,338	$1,601,867	*	$—	$64,942,205
Preferred Stock	—	173,059	*	—	173,059
Short-Term Investments	19,080	1,418,988		—	1,438,068
Total Investments	$63,359,418	$3,193,914		$—	$66,553,332

Asset Derivatives
Forward Contracts	$—	$5,675		$—	$5,675

Liability Derivatives
Forward Contracts	$—	$(50)		$—	$(50)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$40,338,372	$—	$—	$40,338,372
Short-Term Investments	520,758	1,014,481	—	1,535,239
Total Investments	$40,859,130	$1,014,481	$—	$41,873,611

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$122,979,569	$221,556	*	$—	$123,201,125
Short-Term Investments	1,053,009	1,529,149		—	2,582,158
Total Investments	$124,032,578	$1,750,705		$—	$125,783,283

Asset Derivatives
Forward Contracts	$—	$1,894		$—	$1,894

Liability Derivatives
Forward Contracts	$—	$(20)		$—	$(20)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$4,807,328,351	$—	$—	$4,807,328,351
Preferred Stock	—	—	13,798,303	13,798,303
Short-Term Investments	11,609,391	156,806,774	—	168,416,165
Total Investments	$4,818,937,742	$156,806,774	$13,798,303	$4,989,542,819

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$719,163,246	$—	$—	$719,163,246
Exchange-Traded Funds	3,164,475	—	—	3,164,475
Short-Term Investments	2,047,705	11,862,393	—	13,910,098
Total Investments	$724,375,426	$11,862,393	$—	$736,237,819

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$6,682,866	$—	$6,682,866
Belgium	1,399,176	3,723,762	—	5,122,938
Canada	14,679,205	—	—	14,679,205
China	935,192	13,124,430	—	14,059,622
Denmark	—	15,455,623	—	15,455,623
France	—	71,818,820	—	71,818,820
Germany	—	67,090,892	—	67,090,892
Hong Kong	—	10,500,098	—	10,500,098
India	—	7,020,465	—	7,020,465
Indonesia	—	833,253	—	833,253
Ireland	—	3,547,264	—	3,547,264
Israel	3,048,870	—	—	3,048,870
Italy	6,692,739	12,253,447	—	18,946,186
Japan	—	53,259,343	—	53,259,343
Luxembourg	—	1,948,896	—	1,948,896
Netherlands	—	14,513,554	—	14,513,554
Portugal	—	2,818,551	—	2,818,551
Republic of Korea	—	5,989,309	—	5,989,309
Singapore	—	4,141,009	—	4,141,009
Spain	—	5,373,895	—	5,373,895
Sweden	—	4,655,733	—	4,655,733
Switzerland	—	36,400,370	—	36,400,370
Taiwan	5,858,961	—	—	5,858,961
United Kingdom	—	46,734,544	—	46,734,544
United States	9,008,858	37,817,560	—	46,826,418
Preferred Stock*
Republic of Korea	—	2,539,501	—	2,539,501
Short-Term Investments	—	4,649,272	—	4,649,272
Total Investments	$41,623,001	$432,892,457	$—	$474,515,458

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Argentina	$396,699	$—	$—		$396,699
Australia	—	25,941,184	—		25,941,184
Austria	—	8,153,602	—		8,153,602
Belgium	—	2,602,224	—		2,602,224
Brazil	28,578,843	—	—		28,578,843
Canada	58,698,995	—	—		58,698,995
Chile	2,188,314	2,887,899	—		5,076,213
China	32,781,247	75,497,372	—		108,278,619
Denmark	8,490,603	10,197,190	—		18,687,793
Finland	—	7,368,941	—		7,368,941
France	—	91,352,497	—		91,352,497
Germany	—	91,452,827	—		91,452,827
Guatemala	—	1,783,533	—		1,783,533
Hong Kong	—	17,212,655	—		17,212,655
Hungary	—	5,583,403	—		5,583,403
India	1,745,656	64,407,288	—		66,152,944
Indonesia	—	11,969,750	—		11,969,750
Ireland	2,169,044	—	—		2,169,044
Italy	1,235,267	26,331,438	—		27,566,705
Japan	—	197,773,159	—		197,773,159
Luxembourg	3,097,311	1,638,626	—		4,735,937
Macau	—	3,367,731	—		3,367,731
Malaysia	—	3,826,354	—		3,826,354
Mexico	8,733,137	—	—		8,733,137
Netherlands	3,580,943	66,110,829	—		69,691,772
Norway	2,254,326	11,408,268	—		13,662,594
Peru	548,845	—	—		548,845
Philippines	—	3,630,340	—		3,630,340
Poland	—	1,911,791	—		1,911,791
Portugal	—	12,644,040	—		12,644,040
Republic of Korea	2,847,386	56,166,390	—		59,013,776
Russia	—	—	—	+	—
Saudi Arabia	—	13,658,631	—		13,658,631
Singapore	1,585,024	8,299,299	—		9,884,323
South Africa	—	6,599,927	—		6,599,927
Spain	1,277,258	5,714,942	—		6,992,200
Sweden	—	26,095,631	—		26,095,631
Switzerland	—	41,846,919	—		41,846,919
Taiwan	—	74,945,889	—		74,945,889
Thailand	561,341	5,832,880	—		6,394,221
United Arab Emirates	—	1,042,784	—		1,042,784
United Kingdom	23,887,635	106,267,271	—		130,154,906
United States	25,790,312	58,369,828	408,531		84,568,671
Preferred Stock*
Brazil	1,328,113	—	—		1,328,113
Germany	—	5,525,834	—		5,525,834
United States	—	—	24,533		24,533
Warrants	—	—	—	+	—
Rights	3,594	—	—	+	3,594
Short-Term Investments	32,257,122	1,318,481	—		33,575,603
Total Investments	$244,037,015	$1,156,737,647	$433,064		$1,401,207,726

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$321,744,998	$2,223	*	$—		$321,747,221
Rights	—	—		—	+	—
Short-Term Investments	—	1,891,240		—		1,891,240
Total Investments	$321,744,998	$1,893,463		$—		$323,638,461

Asset Derivatives
Futures Contracts	$6,498	$—		$—		$6,498

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$7,896,524	$—	$7,896,524
Corporate Debt	—	144,930,861	—	144,930,861
Municipal Obligations	—	603,105	—	603,105
Non-U.S. Government Agency Obligations	—	43,473,062	—	43,473,062
Sovereign Debt Obligations	—	100,172,949	—	100,172,949
U.S. Government Agency Obligations and Instrumentalities	—	117,750,978	—	117,750,978
U.S. Treasury Obligations	—	122,083,655	—	122,083,655
Purchased Options	—	242,159	—	242,159
Short-Term Investments	10,289,120	8,654,098	—	18,943,218
Total Investments	$10,289,120	$545,807,391	$—	$556,096,511

Asset Derivatives
Forward Contracts	$—	$3,819,881	$—	$3,819,881
Futures Contracts	355,128	—	—	355,128
Swap Agreements	—	1,156,624	—	1,156,624
Total	$355,128	$4,976,505	$—	$5,331,633

Liability Derivatives
Forward Contracts	$—	$(1,184,125)	$—	$(1,184,125)
Futures Contracts	(447,392)	—	—	(447,392)
Swap Agreements	—	(559,491)	—	(559,491)
Written Options	—	(40,902)	—	(40,902)
Total	$(447,392)	$(1,784,518)	$—	$(2,231,910)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,620,100,739	$18,223,727	*	$3,778,095	$2,642,102,561
Preferred Stock	—	2,609,476	*	4,488,209	7,097,685
Short-Term Investments	59,412	48,925		—	108,337
Total Investments	$2,620,160,151	$20,882,128		$8,266,304	$2,649,308,583

Asset Derivatives
Futures Contracts	$3,113	$—		$—	$3,113

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$106,590	$26,172,898	$—		$26,279,488
Austria	—	682,202	—		682,202
Bahrain	—	446,021	—		446,021
Belgium	—	1,670,354	—		1,670,354
Bosnia and Herzegowina	—	503,692	—		503,692
Brazil	7,250,177	—	—		7,250,177
Canada	33,742,216	—	—		33,742,216
Chile	—	491,596	—		491,596
China	—	1,658,139	—		1,658,139
Egypt	—	498,187	—		498,187
France	—	4,989,967	—		4,989,967
Germany	—	1,602,560	—		1,602,560
Ghana	593,888	—	—		593,888
Hong Kong	—	1,831,703	—		1,831,703
India	—	1,941,755	—		1,941,755
Japan	—	9,172,970	—		9,172,970
Kazakhstan	—	896,076	—		896,076
Luxembourg	—	748,696	—		748,696
Mexico	2,338,382	—	—		2,338,382
Norway	539,514	1,491,469	—		2,030,983
Portugal	—	1,239,868	—		1,239,868
Republic of Korea	—	875,629	—		875,629
Russia	—	—	—	+	—
Singapore	—	1,525,624	—		1,525,624
South Africa	—	8,721,272	—		8,721,272
Spain	—	220,787	—		220,787
Sweden	—	534,034	—		534,034
Taiwan	—	268,669	—		268,669
United Kingdom	1,742,553	5,208,393	—		6,950,946
United States	183,223,577	5,146,442	—		188,370,019
Vietnam	—	2,318,289	—		2,318,289
Zambia	650,679	—	—		650,679
Preferred Stock
United States	—	—	2,433,061		2,433,061
Exchange-Traded Funds	7,770,103	—	—		7,770,103
Mutual Funds	239,132	—	—		239,132
Short-Term Investments	10,502,275	3,091,517	—		13,593,792
Total Investments	$248,699,086	$83,948,809	$2,433,061		$335,080,956

Asset Derivatives
Forward Contracts	$—	$256,941	$—		$256,941
Futures Contracts	264,886	—	—		264,886
Swap Agreements	—	22,561	—		22,561
Total	$264,886	$279,502	$—		$544,388

Liability Derivatives
Forward Contracts	$—	$(307,130)	$—		$(307,130)
Futures Contracts	(133,697)	—	—		(133,697)
Swap Agreements	—	(234,845)	—		(234,845)
Total	$(133,697)	$(541,975)	$—		$(675,672)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$615,450,095	$8,643,552	*	$1,223,172		$625,316,819
Preferred Stock	—	554,285	*	8,210,456		8,764,741
Corporate Debt	—	974,646		—		974,646
Rights	—	—		—	+	—
Warrants	215	—		8,448		8,663
Short-Term Investments	16,012,022	1,433,662		—		17,445,684
Total Investments	$631,462,332	$11,606,145		$9,442,076		$652,510,553

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of June 30, 2024.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semi-annual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the Overseas Fund and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At June 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$944,721,792	$4,490,542	$(28,284,941)	$(23,794,399)
Strategic Bond Fund	412,244,313	1,289,843	(23,487,715)	(22,197,872)
Diversified Value Fund	165,914,545	35,570,984	(2,582,770)	32,988,214
Fundamental Value Fund	355,829,258	104,869,781	(8,666,474)	96,203,307
S&P 500 Index Fund	1,118,162,518	1,242,393,481	(56,169,195)	1,186,224,286
Equity Opportunities Fund	523,706,265	137,538,692	(9,794,760)	127,743,932
Blue Chip Growth Fund	1,423,321,321	1,261,750,605	(72,650,148)	1,189,100,457
Growth Opportunities Fund	93,171,826	44,434,409	(2,497,127)	41,937,282
Mid Cap Value Fund	65,043,344	5,485,609	(3,975,621)	1,509,988
Small Cap Value Equity Fund	38,037,788	6,368,395	(2,532,572)	3,835,823
Small Company Value Fund	123,031,238	13,496,130	(10,744,085)	2,752,045
Mid Cap Growth Fund	4,028,551,657	1,189,666,983	(228,675,821)	960,991,162
Small Cap Growth Equity Fund	612,197,225	160,123,015	(36,082,421)	124,040,594
Overseas Fund	407,999,302	99,214,857	(32,698,701)	66,516,156
MM Select T. Rowe Price International Equity Fund	1,219,950,678	264,465,807	(83,208,759)	181,257,048
20/80 Allocation Fund	190,948,281	2,599,972	(15,526,048)	(12,926,076)
40/60 Allocation Fund	188,013,272	4,652,877	(13,593,822)	(8,940,945)
60/40 Allocation Fund	158,410,350	7,647,861	(6,271,757)	1,376,104
80/20 Allocation Fund	118,614,338	8,181,848	(1,698,905)	6,482,943
MM RetireSMART by JPMorgan In Retirement Fund	66,404,120	2,411,273	(1,714,372)	696,901
MM RetireSMART by JPMorgan 2020 Fund	106,717,090	3,920,280	(2,786,149)	1,134,131
MM RetireSMART by JPMorgan 2025 Fund	125,551,731	4,983,714	(4,069,436)	914,278
MM RetireSMART by JPMorgan 2030 Fund	245,445,118	13,347,762	(4,707,394)	8,640,368
MM RetireSMART by JPMorgan 2035 Fund	148,166,465	8,698,200	(2,600,039)	6,098,161
MM RetireSMART by JPMorgan 2040 Fund	183,619,670	15,435,363	(1,520,166)	13,915,197
MM RetireSMART by JPMorgan 2045 Fund	111,897,213	9,320,879	(733,617)	8,587,262
MM RetireSMART by JPMorgan 2050 Fund	138,049,941	14,409,587	(479,053)	13,930,534
MM RetireSMART by JPMorgan 2055 Fund	62,363,740	5,846,703	(236,635)	5,610,068
MM RetireSMART by JPMorgan 2060 Fund	23,986,187	2,468,918	(66,095)	2,402,823
MM RetireSMART by JPMorgan 2065 Fund	1,078,250	95,921	(2,446)	93,475
Equity Asset Fund	223,313,813	106,348,920	(6,024,272)	100,324,648
MM Select T. Rowe Price Bond Asset Fund	581,296,053	3,017,203	(28,216,745)	(25,199,542)
MM Select T. Rowe Price Large Cap Blend Fund	2,167,029,228	524,958,113	(42,678,758)	482,279,355
MM Select T. Rowe Price Real Assets Fund	324,519,563	24,890,654	(14,329,261)	10,561,393
MM Select T. Rowe Price Small and Mid Cap Blend Fund	572,903,611	115,900,456	(36,293,514)	79,606,942
MM Select T. Rowe Price Retirement Balanced Fund	213,659,231	9,104,604	(7,338,675)	1,765,929
MM Select T. Rowe Price Retirement 2005 Fund	17,304,607	1,023,810	(208,522)	815,288
MM Select T. Rowe Price Retirement 2010 Fund	94,298,823	4,835,623	(3,585,612)	1,250,011
MM Select T. Rowe Price Retirement 2015 Fund	101,188,786	5,361,177	(3,564,359)	1,796,818
MM Select T. Rowe Price Retirement 2020 Fund	413,713,115	23,350,459	(14,494,854)	8,855,605
MM Select T. Rowe Price Retirement 2025 Fund	432,391,648	24,955,461	(11,724,228)	13,231,233
MM Select T. Rowe Price Retirement 2030 Fund	1,162,353,445	68,613,106	(26,726,333)	41,886,773
MM Select T. Rowe Price Retirement 2035 Fund	651,032,131	38,929,598	(8,203,244)	30,726,354
MM Select T. Rowe Price Retirement 2040 Fund	1,081,215,671	74,668,590	(5,390,346)	69,278,244
MM Select T. Rowe Price Retirement 2045 Fund	525,951,214	38,212,377	(2,243,923)	35,968,454
MM Select T. Rowe Price Retirement 2050 Fund	833,025,756	63,671,882	(606,535)	63,065,347
MM Select T. Rowe Price Retirement 2055 Fund	321,303,825	31,504,377	(251,239)	31,253,138
MM Select T. Rowe Price Retirement 2060 Fund	255,642,258	29,190,097	(65,339)	29,124,758
MM Select T. Rowe Price Retirement 2065 Fund	4,781,981	433,730	(88)	433,642

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

5. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds or Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund's or an Underlying Fund's investments, even beyond any direct exposure the Fund or the Underlying Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's or an Underlying Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund or an Underlying Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.